   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2006
                                           Registration No. 333-74295; 811-09253
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                ---------------
                                   FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     []

PRE-EFFECTIVE AMENDMENT NO.                                                 []
                           --

POST-EFFECTIVE AMENDMENT NO. 105                                           [x]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             []

AMENDMENT NO. 106                                                          [x]

                                ---------------
                            WELLS FARGO FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               525 MARKET STREET
                            SAN FRANCISCO, CA 94105
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                ---------------
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 643-9691
                                C. DAVID MESSMAN
                       WELLS FARGO FUNDS MANAGEMENT, LLC
                         525 MARKET STREET, 12TH FLOOR
                            SAN FRANCISCO, CA 94105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                WITH A COPY TO:


                             MARCO E. ADELFIO, ESQ.
                            MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20006


It is proposed that this filing will become effective (check appropriate box):


[]   Immediately upon filing pursuant to Rule 485(b), or


[]   on [date], pursuant to Rule 485(b)


[]   60 days after filing pursuant to Rule 485(a)(1), or


[x]   on March 1, 2007, pursuant to Rule 485(a)(1)


[]   75 days after filing pursuant to Rule 485(a)(2), or


[]   on [date], pursuant to Rule 485(a)(2)


If appropriate, check the following box:


[]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 105 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to introduce certain material changes to the structure of the prospectuses to be utilized for the Wells Fargo Advantage Funds, including specific enhancements to the language regarding the principal investment strategies and risks for the Wells Fargo Advantage Small/Mid Cap and Specialty (Sector) Funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                                Classes A, B, C

WELLS FARGO ADVANTAGE FUNDSSM -  SMALL AND MID CAP STOCK FUNDS



C&B Mid Cap Value Fund


Common Stock Fund


Mid Cap Growth Fund


Small Cap Growth Fund


Small Cap Value Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                           3
C&B Mid Cap Value Fund                         4
Common Stock Fund                              8
Mid Cap Growth Fund                           12
Small Cap Growth Fund                         16
Small Cap Value Fund                          20
Description of Principal Investment Risks     24




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



About Wells Fargo Funds Trust                 27
The Investment Adviser                        27
The Sub-Advisers and Portfolio Managers       27
Dormant Multi-Manager Arrangement             29




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES


A Choice of Share Classes                  31
Reductions and Waivers of Sales Charges    34
Pricing Fund Shares                        38
How to Open an Account                     39
How to Buy Shares                          40
How to Sell Shares                         42
How to Exchange Shares                     45
Account Policies                           47




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                 49
Taxes                         50
Financial Highlights          51
For More Information          Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


--------------------------------------------------------------------------------
MASTER/GATEWAY/SM/ STRUCTURE
At the discretion of the Board of Trustees, the Mid Cap Growth Fund and the Small Cap Value Fund each have the potential of becoming gateway funds in a Master/Gateway structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of WELLS FARGO ADVANTAGE FUNDS to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public, and the services provided and the fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios.


                                                          KEY FUND INFORMATION 3

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Cooke & Bieler, L.P.



PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA



FUND INCEPTION:
02/18/1998
CLASS A:
Ticker: CBMAX
CLASS B:
Ticker: CBMBX
CLASS C:
Ticker: CBMCX

INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 C&B MID CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Issuer Risk
   o  Leverage Risk
   o  Liquidity Risk

   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Smaller Company Securities Risk
   o  Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        C&B MID CAP VALUE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


The C&B Mid Cap Value Fund was organized as the successor fund to the C&B Mid Cap Value Portfolio. The predecessor portfolio was reorganized into the Wells Fargo Funds effective July 26, 2004.


[GRAPHIC APPEARS HERE]




                          Calendar Year Total Returns for Class A/1/
                                     as of 12/31 each year
 1999        2000        2001         2002      2003        2004       2005       2006
-0.19%      41.03%      25.16%       -9.50%     38.99%      10.92%     6.02%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR          5 YEARS        LIFE OF FUND/1/
 CLASS A/1/
  Returns Before Taxes                                              x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%              x.xx%
 CLASS B/1/ Returns Before Taxes                                    x.xx%            x.xx%              x.xx%
 CLASS C/1/ Returns Before Taxes                                    x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX/3/                            x.xx%            x.xx%              x.xx%
  (reflects no deduction for fees, expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A, Class B and Class C shares incepted on July 26, 2004. Performance shown for the periods prior to July 26, 2004, reflects the performance of the unnamed share class of the predecessor fund, adjusted to reflect the sales and expense charges applicable to each Class. Returns shown for the Class and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value index. You cannot invest directly in an index.


 6 C&B MID CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)                  CLASS A         CLASS B         CLASS C
  Maximum sales charge (load) imposed on purchases         5.75%            None            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales   charge (load)                   None/1/          5.00%           1.00%
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)    CLASS A        CLASS B      CLASS C
  Management Fees/2/                             0.75%          0.75%        0.75%
  Distribution (12b-1) Fees                      0.00%          0.75%        0.75%
  Other Expenses/3/                              x.xx%          x.xx%        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES           X.XX%          X.XX%        X.XX%
  Fee Waivers                                    x.xx%          x.xx%        x.xx%
  NET EXPENSES/4/                                1.40%          2.15%        2.15%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
3 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A          CLASS B          CLASS C
 If you sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx
 If you do NOT sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx


                                                        C&B MID CAP VALUE FUND 7

COMMON STOCK FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Ann M. Miletti
Richard T. Weiss



FUND INCEPTION:
12/29/1989
CLASS A:
Ticker: SCSAX
CLASS B:
Ticker: SCSKX
CLASS C:
Ticker: STSAX

INVESTMENT OBJECTIVE
The Common Stock Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's net assets in common stocks; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in common stocks of small-and medium-capitalization companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000 Index and the Russell Midcap Index. The ranges of the Russell 2000 Index and the Russell Midcap Index were $x million to $x.x billion and $xxx million to $xx.x billion respectively, as of September 30, 2006, and are expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.


We may sell an investment when its price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 COMMON STOCK FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                             COMMON STOCK FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Common Stock Fund was organized as the successor fund to the Strong Advisor Common Stock Fund.


[GRAPHIC APPEARS HERE]




                                         Calendar Year Total Returns for Class A/1/
                                                    as of 12/31 each year
 1997       1998         1999         2000        2001         2002       2003       2004       2005        2006
23.57%      6.21%       39.85%/2/    -1.60%      -1.99%      -19.48%     38.50%      9.67%      11.92%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEARS         10 YEARS
 CLASS A/1/
  Returns Before Taxes                                              x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%            x.xx%
 CLASS B/1/ Returns Before Taxes                                    x.xx%            x.xx%            x.xx%
 CLASS C/1/ Returns Before Taxes                                    x.xx%            x.xx%            x.xx%
 RUSSELL 2500TM INDEX/3/                                            x.xx%            x.xx%            x.xx%
  (reflects no deduction for fees, expenses or taxes)

1 Calendar Year Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Returns reflect applicable sales charges. Class A, Class B, and Class C shares incepted on November 30, 2000. Performance shown for periods prior to April 11, 2005, reflects the performance of the Class A, Class B, and Class C shares, respectively, of the Strong Advisor Common Stock Fund, its predecessor fund. Performance shown for the Classes for periods prior to November 30, 2000, reflects the performance of Class Z shares, adjusted to reflect the applicable sales charges and expenses for each Class.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000 (Reg. TM) Index, which represents approximately 16% of the total market capitalization of the Russell 3000 (Reg. TM) Index. You cannot invest directly in an index.


 10 COMMON STOCK FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)              CLASS A         CLASS B         CLASS C
  Maximum sales charge (load) imposed on purchases      5.75%            None            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                  None/1/          5.00%           1.00%
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)    CLASS A           CLASS B           CLASS C
  Management Fees/2/                              0.75%             0.75%             0.75%
  Distribution (12b-1) Fees                       0.00%             0.75%             0.75%
  Other Expenses/3/                               x.xx%             x.xx%             x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES            X.XX%             X.XX%             X.XX%
  Fee Waivers                                     x.xx%             x.xx%             x.xx%
  NET EXPENSES/4/                                 1.31%             2.06%             2.06%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
3 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A          CLASS B          CLASS C
 If you sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx
 If you do NOT sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx


                                                            COMMON STOCK FUND 11

MID CAP GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts



FUND INCEPTION:
12/30/1994
CLASS A:
Ticker: WFMCX
CLASS B:
Ticker: WFMBX
CLASS C:
Ticker: WFMHX

INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of Fund's net assets in equity securities of medium-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential. We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 MID CAP GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Active Trading Risk
   o  Counter-Party Risk
   o  Derivatives Risk
   o  Growth Style Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Sector Emphasis Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                          MID CAP GROWTH FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective June 9, 2003, certain of the Funds that were part of the Montgomery family of funds reorganized into the Wells Fargo Funds. As part of this transaction, the Mid Cap Growth Fund was organized as the successor fund to the Montgomery Mid Cap Fund.


[GRAPHIC APPEARS HERE]




         Calendar Year Total Returns for Class A/1/
                   as of 12/31 each year
  2002        2003        2004       2005       2006
-28.71%      33.51%      15.38%      9.17%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR           5 YEARS         10 YEARS
 CLASS A/1/
  Returns Before Taxes                                               x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%            x.xx%
 CLASS B/1/ Returns Before Taxes                                     x.xx%            x.xx%            x.xx%
 CLASS C/1/ Returns Before Taxes                                     x.xx%            x.xx%            x.xx%
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX/3/                            x.xx%            x.xx%            x.xx%
  (reflects no deduction for fees, expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total returns reflect applicable sales charges. Class A shares incepted on December 30, 1994. Class B and Class C shares incepted on June 9, 2003. Performance shown for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Mid Cap Growth Fund, its predecessor fund, adjusted to reflect each class's respective sales charges and expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth index. You cannot invest directly in an index.


 14 MID CAP GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)                  CLASS A         CLASS B         CLASS C
  Maximum sales charge (load) imposed on purchases          5.75%            None            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                      None/1/          5.00%           1.00%
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)       CLASS A           CLASS B           CLASS C
  Management Fees/2/                                 0.75%             0.75%             0.75%
  Distribution (12b-1) Fees                          0.00%             0.75%             0.75%
  Other Expenses/3/                                  x.xx%             x.xx%             x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES               X.XX%             X.XX%             X.XX%
  Fee Waivers                                        x.xx%             x.xx%             x.xx%
  NET EXPENSES/4/                                    1.40%             2.15%             2.15%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
3 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A          CLASS B          CLASS C
 If you sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx
 If you do NOT sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx


                                                          MID CAP GROWTH FUND 15

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts



FUND INCEPTION:
07/13/1990
CLASS A:
Ticker: MNSCX
CLASS B:
Ticker: WMNBX
CLASS C:
Ticker: WMNCX

INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 16 SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Growth Style Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        SMALL CAP GROWTH FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.
Effective June 9, 2003, certain of the Funds that were part of the Montgomery family of funds reorganized into the Wells Fargo Funds. As part of this transaction, the Small Cap Growth Fund was organized as the successor fund to the Montgomery Small Cap Fund.


[GRAPHIC APPEARS HERE]




                                        Calendar Year Total Returns for Class A/1/
                                                  as of 12/31 each year
 1997         1998       1999        2000         2001         2002       2003        2004       2005       2006
23.86%       -7.93%     55.81%     -25.14%      -12.65%      -29.51%     47.88%      13.63%      6.07%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR           5 YEARS         10 YEARS
 CLASS A/1/
  Returns Before Taxes                                               x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%            x.xx%
 CLASS B/1/ Returns Before Taxes                                     x.xx%            x.xx%            x.xx%
 CLASS C/1/ Returns Before Taxes                                     x.xx%            x.xx%            x.xx%
 RUSSELL 2000 (Reg. TM) GROWTH INDEX/3/                              x.xx%            x.xx%            x.xx%
  (reflects no deduction for fees, expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not relfect sales charges. If they did, returns would be lower. Average Annual Returns rflect applicable sales charges. Class A shares incepted on July 13, 1990. Class B and Class C shares incepted on June 9, 2003. Performance shown for the Classes for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Small Cap Fund, its predecessor fund.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Russell 2000 (Reg. TM) Growth Index measures the performance of those Russell 2000 (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 18 SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)                  CLASS A         CLASS B         CLASS C
  Maximum sales charge (load) imposed on purchases          5.75%            None            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                      None/1/          5.00%           1.00%
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted   from Fund assets)    CLASS A           CLASS B           CLASS C
  Management Fees/2/                               0.90%             0.90%             0.90%
  Distribution (12b-1) Fees                        0.00%             0.75%             0.75%
  Other Expenses/3/                                x.xx%             x.xx%             x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES             X.XX%             X.XX%             X.XX%
  Fee Waivers                                      x.xx%             x.xx%             x.xx%
  NET EXPENSES/4/                                  1.40%             2.15%             2.15%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
3 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A          CLASS B          CLASS C
 If you sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx
 If you do NOT sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx


                                                        SMALL CAP GROWTH FUND 19

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
I. Charles Rinaldi



FUND INCEPTION:
12/31/1997
CLASS A:
Ticker: SMVAX
CLASS B:
Ticker: SMVBX
CLASS C:
Ticker: SMVCX
(THIS FUND IS CLOSED TO NEW INVESTORS).

INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and


o up to 30% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $xx million to $xx billion, as of September xx, 2006, and is expected to change frequently. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 20 SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk
   o  Liquidity Risk

   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Sector Emphasis Risk
   o  Smaller Company Securities Risk
   o  Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                         SMALL CAP VALUE FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Small Cap Value Fund was organized as the successor fund to the Strong Small Cap Value Fund.


[GRAPHIC APPEARS HERE]




                                Calendar Year Total Returns for Class A/1/
                                           as of 12/31 each year
1998        1999        2000        2001       2002       2003        2004        2005       2006
5.78%      27.71%      25.99%      17.70%     -6.20%     48.49%      19.89%      14.82%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR           5 YEARS        LIFE OF FUND/1/
 CLASS A/1/
  Returns Before Taxes                                               x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%              x.xx%
 CLASS B/1/ Returns Before Taxes                                     x.xx%            x.xx%              x.xx%
 CLASS C/1/ Returns Before Taxes                                     x.xx%            x.xx%              x.xx%
 RUSSELL 2000 (Reg. TM) VALUE INDEX/3/                               x.xx%            x.xx%              x.xx%
  (reflects no deduction for fees, expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, the returns would be lower. Average Annual Returns reflect applicable sales charges. Class A, Class B, and Class C shares incepted on November 30, 2000. Performance for periods prior to April 11, 2005, reflects the performance of the predecessor fund. Performance for Class A, Class B, and Class C shares prior to inception reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect each class's respective sales charges and expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000 (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 22 SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)                  CLASS A         CLASS B         CLASS C
  Maximum sales charge (load) imposed on purchases          5.75%          None            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                      None/1/        5.00%           1.00%
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)    CLASS A           CLASS B           CLASS C
  Management Fees/2/                             0.90%             0.90%             0.90%
  Distribution (12b-1) Fees                      0.00%             0.75%             0.75%
  Other Expenses/3/                              x.xx%             x.xx%             x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES           X.XX%             X.XX%             X.XX%
  Fee Waivers                                    x.xx%             x.xx%             x.xx%
  NET EXPENSES/4/                                1.44%             2.19%             2.19%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
3 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A          CLASS B          CLASS C
 If you sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx
 If you do NOT sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx


                                                         SMALL CAP VALUE FUND 23

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.


ACTIVE TRADING RISK  Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK   When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                     Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                     Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK     The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                     For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 24 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK       Foreign securities include American Depository Receipts (ADRs) and similar investments, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).
                              ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depository receipts to any capital gains or dividends from the foreign company stocks underlying the depository receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                              ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the direct investment.
                              Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Their prices may be more volatile than those of other types of stocks, particularly over the short term. Growth stocks may be more expensive relative to their current earnings or assets compared to the values or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.
ISSUER RISK                   The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK                 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK                A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK               We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 25

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK         Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES   Securities of smaller companies tend to be more volatile and less liquid than larger company
RISK                         stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


 26 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 27


=============================
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, located at
525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Common Stock, Mid Cap Growth, Small Cap Growth,
and Small Cap Value Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
ANN M. MILETTI                Ms. Miletti is jointly responsible for managing the Common Stock Fund, which she has
Common Stock Fund             managed, along with its predecessor fund, since 2001. Ms. Miletti joined Wells Capital
                              Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                              Management, she was with Strong Capital Management, Inc. (SCM) since 1991. From
                              August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.A., Education, University of Wisconsin.
JEROME "CAM" PHILPOTT, CFA    Mr. Philpott is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund           managed since 2001, and the Small Cap Growth Fund, which has managed, along with
Small Cap Growth Fund         its predecessor fund, since 1993. He joined joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, (Montgomery) which he joined in 1991 as an analyst for the Small Cap Equity team. Education: B.A., Economics,
                              Washington and Lee University; M.B.A., Darden School - University of Virginia.
I. CHARLES RINALDI            Mr. Rinaldi is responsible for managing the Small Cap Value Fund, which he has
Small Cap Value Fund          managed, along with its predecessor fund, since 1997. Mr. Rinaldi joined Wells Capital
                              Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining
                              Wells Capital Management, he was a portfolio manager with Strong Capital
                              Management, Inc. (SCM) since 1997. Education: B.A., Biology, St. Michael's College;
                              M.B.A., Finance, Babson College.
STUART ROBERTS                Mr. Roberts is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund           managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund         with its predecessor, since its inception in 1990. Mr. Roberts joined Wells Capital
                              Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                              Management, he was a senior portfolio manager with Montgomery Asset
                              Management (Montgomery) for the Small Cap Growth Fund. In 2001, he became a co-portfolio manager for the Mid Cap Growth Fund. Prior to joining Montgomery, Mr.
                              Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth oriented small-cap mutual funds.
                              Education: B.A., Economics, Bowdoin College; M.B.A., University of Colorado.
RICHARD T. WEISS              Mr. Weiss is jointly responsible for managing the Common Stock Fund, which he has
Opportunity Fund              managed, along with its predecessor, since 1991. Mr.Weiss joined Wells Capital
                              Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                              Management, he was a portfolio manager with Strong Capital Management (SCM)
                              since 1991, and Vice Chairman of Strong Financial Corporation, SCM's parent corporation, since 2001. Prior to joining SCM he was a partner with Stein Roe &
                              Farnham, where he began his investment career as a research analyst in 1975.
                              Education: B.S., Business Administration, University of Southern California; M.B.A.,
                              Business Administration, Harvard Graduate School of Business Administration.

==============================


 28 ORGANIZATION AND MANAGEMENT OF THE FUNDS

COOKE & BIELER, L.P. (Cooke & Bieler), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA
19103. Cooke & Bieler is the sub-adviser for the C&B Mid Cap Value Fund. Accordingly, Cooke & Bieler is responsible for the day-to-day investment management activities of the C&B Mid Cap Value Fund. Cooke & Bieler is a registered investment adviser that provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.
KERMIT S. ECK, CFA            Mr. Eck is jointly responsible for managing the C&B Mid Cap Value Fund, which he has
C&B Mid Cap Value Fund        managed, along with its predecessor, since 1998. Mr. Eck joined Cooke & Bieler in 1980, left in 1984, and returned in 1992. He currently serves as a Partner, Portfolio Manager and Research Analyst. Education: B.S., Computer Science, Montana State University;
                              M.B.A., Stanford University.
DAREN C. HEITMAN, CFA         Mr. Heitman is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 2005. Mr. Heitman joined Cooke & Bieler in 2005 as a portfolio manager. Prior to that, Mr. Heitman was with Schneider Capital Management as a senior analyst from 2000 until 2005. Education: B.S., Finance, Iowa State University;
                              M.B.A., University of Chicago.
MICHAEL M. MEYER, CFA         Mr. Meyer is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Meyer joined Cooke & Bieler in 1993 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Davidson
                              College; M.B.A., Wharton School of Business.
JAMES R. NORRIS               Mr. Norris is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Norris joined Cooke & Bieler in 1998 where he is currently a partner, portfolio manager and research analyst. Education: B.S., Management,
                              Guilford College; M.B.A., University of North Carolina.
EDWARD W. O'CONNOR, CFA       Mr. O'Connor is jointly responsible for managing the C&B Mid Cap Value Fund, which
C&B Mid Cap Value Fund        he has managed since 2002. Mr. O'Connor joined Cooke & Bieler in 2002, where he is currently a partner, portfolio manager and research analyst. Prior to joining Cooke &
                              Bieler, Mr. O'Connor was with Cambiar Investors where he served as an equity analyst and portfolio manager and participated in Cambiar's 2001 management buyout.
                              Education: B.A., Economics and Philosophy, Colgate University; M.B.A., University of
                              Chicago.
R. JAMES O'NEIL, CFA          Mr. O'Neil is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. O'Neil joined Cooke & Bieler in 1988 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Colby
                              College; M.B.A., Harvard School of Business.
MEHUL TRIVEDI, CFA            Mr. Trivedi is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. He joined Cooke & Bieler in 1998, where he is currently a partner, portfolio manager and research analyst. Education: B.A., International
                              Relations, University of Pennsylvania; B.S., Economics, Wharton School of Business;
                              M.B.A., Wharton School of Business.

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 29

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 30 ORGANIZATION AND MANAGEMENT OF THE FUNDS

A CHOICE OF SHARE CLASSES
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes and specific Fund charges may vary so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.


                         CLASS A                         CLASS B                           CLASS C
 INITIAL SALES CHARGE   5.75%                           None. Your entire investment      None. Your entire investment
                                                        goes to work immediately.         goes to work immediately.
 CONTINGENT DEFERRED    None (except that a charge      4% or 5% and declines until       1% if shares are sold within
 SALES CHARGE (CDSC)    of 1% applies to certain        it reaches 0% at the              one year after purchase.
                        redemptions made within         beginning of the 7th year.
                        one year following
                        purchases of $1 million or
                        more without an initial sales
                        charge).
 ONGOING DISTRIBUTION   None.                           0.75%                             0.75%
 (12B-1) FEES
 PURCHASE MAXIMUM       None. Volume reductions         $ 100,000                         $ 1,000,000
                        given upon providing
                        adequate proof of eligibility.
 ANNUAL EXPENSES        Lower ongoing expenses          Higher ongoing expenses           Higher ongoing expenses
                        than Classes B and C.           than Class A because of           than Class A because of
                                                        higher 12b-1 fees.                higher 12b-1 fees.
 CONVERSION FEATURE     Not applicable.                 Yes. Converts to Class A          No. Does not convert to
                                                        shares after a certain            Class A shares, so annual
                                                        number of years depending         expenses do not decrease.
                                                        on the Fund, so annual
                                                        expenses decrease.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.


                                                    A CHOICE OF SHARE CLASSES 31

CLASS A SHARES SALES CHARGE SCHEDULE
If you choose to buy Class A shares, you will pay the public offering price
(POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.



                 CLASS A SHARES SALES CHARGE SCHEDULE
                                FRONT-END SALES        FRONT-END SALES
                                 CHARGE AS %           CHARGE AS %
                                  OF PUBLIC           OF NET AMOUNT
 AMOUNT OF PURCHASE            OFFERING PRICE            INVESTED
  Less than $50,000                    5.75%                  6.10%
  $50,000 to $99,999                   4.75%                  4.99%
  $100,000 to $249,999                 3.75%                  3.90%
  $250,000 to $499,999                 2.75%                  2.83%
  $500,000 to $999,999                 2.00%                  2.04%
  $1,000,000 and over/1/               0.00%                  0.00%

1 We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


CLASS B SHARES CDSC SCHEDULES
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:



                                       CLASS B SHARES CDSC SCHEDULE FOR ALL FUNDS
 REDEMPTION WITHIN    1 YEAR      2 YEARS      3 YEARS      4 YEARS      5 YEARS      6 YEARS      7 YEARS      8 YEARS
 CDSC                 5.00%       4.00%        3.00%        3.00%        2.00%        1.00%        0.00%        A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.


Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005, are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:



                                                  CLASS B SHARES CDSC SCHEDULE
                    FOR SHARES RECEIVED IN EXCHANGE FOR STRONG FUND SHARES PURCHASED PRIOR TO APRIL 11, 2005
 REDEMPTION WITHIN             1 YEAR      2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS    7 YEARS    8 YEARS    9 YEARS
 CDSC                          5.00%       4.00%      4.00%      3.00%      2.00%      1.00%      0.00%      0.00%       A shares

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.


 32 A CHOICE OF SHARE CLASSES

CLASS C SHARES SALES CHARGES
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.


                                                    A CHOICE OF SHARE CLASSES 33

REDUCTIONS AND WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.


CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

o You pay no sales charges on Fund shares you buy with reinvested distributions.


o You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.


o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)


o You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.


o You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (E.G., an IRA).


o By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.


o RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.


                   HOW A LETTER OF INTENT CAN SAVE YOU MONEY!
   If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!



 34 REDUCTIONS AND WAIVERS OF SALES CHARGES

ACCOUNTS THAT CAN BE AGGREGATED
You may be required to identify the existence of other accounts in which there are holdings eligible to be aggregated to qualify for a volume discount. The following types of accounts (registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21) may be aggregated for the purpose of establishing eligibility to qualify for a volume discount:


   o  individual accounts;
   o  joint accounts;
   o IRAs (including Roth IRAs and SEP IRAs) and SIMPLE IRAs that do not use a WELLS FARGO ADVANTAGE FUNDS prototype agreement;
   o  Section 403(b) accounts; and
   o accounts over which the shareholder and/or his or her spouse or domestic partner have individual or shared authority to buy or sell shares on behalf of the account (including an UGMA/UTMA, a trust account, or a solely owned business account).


ACCOUNTS THAT CANNOT BE AGGREGATED
Wells Fargo Advantage Fund shares held in the following accounts cannot be aggregated with the account through which you are currently purchasing for the purpose of establishing volume discounts:


   o  Section 529 college savings plan accounts;
   o accounts you hold directly or through different financial intermediaries other than the broker-dealer through which you are making your current purchase who will then hold the shares from your current purchase; and
   o accounts held through an administrator or trustee/custodian of an employer sponsored retirement plan or account (I.E., 401(k) Plans) and SIMPLE IRAs established using the WELLS FARGO ADVANTAGE FUNDS prototype agreement, but not including employer sponsored IRAs (collectively, "Employer Sponsored Retirement Plans").


Wells Fargo Advantage Fund shares held in Employer Sponsored Retirement Plans may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When the group assets reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.


CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

o  Current and retired employees, directors/trustees and officers of:
   o  WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds);
   o  Wells Fargo & Company and its affiliates; and
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.


o  Current employees of:
   o  the Fund's transfer agent;
   o  broker-dealers who act as selling agents;
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
   o each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.


o Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.


o Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.


o  Section 529 college savings plan accounts.

                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 35

o  Insurance company separate accounts.


o Fund of Funds advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/ and WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS/SM/).


o Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.


o Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.


CDSC WAIVERS
o You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.


o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)


o We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined in Internal Revenue Code Section 72(m)(7).)


o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.


o We waive the Class B shares CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)


o For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, no CDSC is imposed on withdrawals that meet both of the following circumstances:
   o  withdrawals are made by participating in the Systematic Withdrawal Plan;
      and
   o withdrawals may not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).


o We waive the Class C shares CDSC if the dealer of record waived its commission with a Fund's approval.


o We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.


We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.


DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. The fees paid under this 12b-1 Plan are as follows:



 FUND                            CLASS B           CLASS C
 C&B Mid Cap Value Fund            0.75%             0.75%
 Common Stock Fund                 0.75%             0.75%
 Mid Cap Growth Fund               0.75%             0.75%

 36 REDUCTIONS AND WAIVERS OF SALES CHARGES

 FUND                           CLASS B           CLASS C
 Small Cap Growth Fund            0.75%             0.75%
 Small Cap Value Fund             0.75%             0.75%

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 37

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


 38 PRICING FUND SHARES

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;


   o  through a brokerage account with an approved selling agent; or


   o through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).


                                                       HOW TO OPEN AN ACCOUNT 39

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.


 MINIMUM INVESTMENTS           INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
----------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts             $1,000                                             $100
 Automatic Investment Plans      $50                                              $50
 IRAs, IRA rollovers, Roth      $250                                             $100
  IRAs
 UGMA/UTMA accounts              $50                                              $50
 Employer Sponsored           no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment      Contact your investment representative             Contact your investment
 Representative                                                                  representative
----------------------------- -------------------------------------------------- --------------------------------------
 By Mail                      o Complete and sign your account                   o Fill out the deposit slip from
-----------------------------   application.                                       your account statement. If you
                              o Mail the application with your check made          do not have a slip, include a
                                payable to the Fund to Investor Services at:       note with your name, the Fund
                                                REGULAR MAIL                       name, and your account
                              --------------------------------------------------   number.
                                        WELLS FARGO ADVANTAGE FUNDS              o Mail the deposit slip or note
                                               P.O. Box 8266                       with your check made payable
                                           Boston, MA 02266-8266                   to the Fund to the address on
                                                                                   the left.
                                               OVERNIGHT ONLY
                              -------------------------------------------------- --------------------------------------

                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
                              --------------------------------------------------
 By Telephone                 A new account may not be opened by                 To buy additional shares or to buy
----------------------------- telephone unless you have another Wells            shares of a new Fund call:
                              Fargo Advantage Fund account with your             o Investor Services at
                              bank information on file. If you do not              1-800-222-8222 or
                              currently have an account, refer to the section    o 1-800-368-7550 for the
                              on buying shares by mail or wire.                    automated phone system
                              -------------------------------------------------- --------------------------------------
 In Person                    Investors are welcome to visit the Investor        See instructions shown to the left.
----------------------------- Center in person to ask questions or conduct       --------------------------------------
                              any Fund transaction. The Investor Center is
                              located at 100 Heritage Reserve, Menomonee
                              Falls, Wisconsin 53051.
                              --------------------------------------------------

 40 HOW TO BUY SHARES

 BUYING SHARES
----------------------------------------------------------------------------------------------------
                OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
 By Wire                                                     To buy additional shares, instruct
-------------- o Complete, sign and mail your account        your bank or financial institution to
                 application (refer to the section on buying use the same wire instructions
                 shares by mail)                             shown to the left.
                                                             --------------------------------------
               o Provide the following instructions to your
                 financial institution:
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number and any applicable
               share class)
               Account Name: Provide your
               name as registered on the
               Fund account
               ---------------------------------------------
 By Internet   A new account may not be opened by            o To buy additional shares or buy
-------------- Internet unless you have another Wells Fargo    shares of a new Fund, visit our
               Advantage Fund account with your bank           Web site at
               information on file. If you do not currently    www.wellsfargo.com/
               have an account, refer to the section on        advantagefunds.
               buying shares by mail or wire.
               ---------------------------------------------
                                                             o Subsequent online purchases
                                                               have a minimum of $100 and a
                                                               maximum of $100,000.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.


   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.


   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.


   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.


   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.


                                                            HOW TO BUY SHARES 41

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.



 SELLING SHARES           TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Minimum Redemption       $100 (or remainder of account balance)
------------------------- ---------------------------------------------------------------------
 Through Your Investment  Contact your investment representative
------------------------- ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                            dollar amount you wish to receive (or write "Full Redemption"
                            to redeem your remaining account balance) to the address
                            below.
                          o Make sure all account owners sign the request exactly as their names appear on the account application.
                          o A medallion guarantee may be required under certain
                            circumstances (see "General Notes for Selling Shares").
                                                           REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire                  o To arrange for a Federal Funds wire, call 1-800-222-8222.
------------------------- o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                          o There is a $10 fee for each request.
                          ----------------------------------------------------------------------
 By Internet              Visit our Web site at www.wellsfargo.com/advantagefunds.
------------------------- Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
                          ----------------------------------------------------------------------
 In Person                Investors are welcome to visit the Investor Center in person to ask
------------------------- questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          ----------------------------------------------------------------------

 42 HOW TO SELL SHARES

 SELLING SHARES             TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer    use the automated phone system 1-800-368-7550.
(EFT)
                            o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                              application or subsequently in writing.
                            o Redemption requests may not be made by phone if the
                              address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 30 days)
                              or transferred to a linked bank account.
                            o Transfers made to a Wells Fargo Bank account are made
                              available sooner than transfers to an unaffiliated institution.
                            o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                              market funds, and next day for all other WELLS FARGO ADVANTAGE
                              FUNDS.
                            o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.


   o CDSC FEES. Your redemption proceeds are net of any CDSC fees and/or redemption fees.


   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT


                                                           HOW TO SELL SHARES 43
     or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 30 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.


 44 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. However, there are a couple of exceptions to this:
   o Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and
   o Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


o Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity


                                                       HOW TO EXCHANGE SHARES 45
may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds' policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds' policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


 46 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.


o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.


o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o  must have a Fund account valued at $10,000 or more;
   o  must have your distributions reinvested; and
   o  may not simultaneously participate in the Automatic Investment Plan.


o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.


It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


                                                             ACCOUNT POLICIES 47

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


 48 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.


o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.


o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.


o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.


                                                                DISTRIBUTIONS 49

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Funds, however, generally do not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

 50 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


C&B MID CAP VALUE FUND
CLASS A SHARES-COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                                       OCT. 31,      OCT. 31,      OCT. 31,
 FOR THE PERIOD ENDED:                                  2006          2005          2004
 NET ASSET VALUE, BEGINNING OF PERIOD                              $     18.89   $     18.52
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (0.09)        (0.00)
  Net realized and unrealized gain (loss)
   on investments                                                         2.54          0.37
                                                                   -----------   -----------
  Total from investment operations                                        2.45          0.37
                                                                   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                0.00          0.00
  Distributions from net realized gain                                   (0.58)         0.00
                                                                   -----------   -----------
  Total from distributions                                               (0.58)         0.00
                                                                   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                    $     20.76   $     18.89
                                                                   ===========   ===========
 TOTAL RETURN/1/                                                         13.13%         2.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $    26,795   $     4,938
  Ratios to average net assets:/2/
  Ratio of expenses to average net assets                                 1.38%         1.40%
  Ratio of net investment income (loss) to
   average net assets                                                    (0.40)%       (0.18)%
  Portfolio turnover rate                                                   30%           31%
  Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2, 3/                           1.38%         1.41%

1 Total return calculations do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2    Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                         FINANCIAL HIGHLIGHTS 51

C&B MID CAP VALUE FUND
CLASS B SHARES-COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                                       OCT. 31,      OCT. 31,      OCT. 31,
 FOR THE PERIOD ENDED:                                  2006          2005          2004
 NET ASSET VALUE, BEGINNING OF PERIOD                              $     18.86   $     18.52
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (0.17)        (0.02)
  Net realized and unrealized gain (loss)
   on investments                                                         2.46          0.36
                                                                   -----------   -----------
  Total from investment operations                                        2.29          0.34
                                                                   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                0.00          0.00
  Distributions from net realized gain                                   (0.58)         0.00
                                                                   -----------   -----------
  Total from distributions                                               (0.58)         0.00
                                                                   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                    $     20.57   $     18.86
                                                                   ===========   ===========
 TOTAL RETURN/1/                                                         12.28%         1.84%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $    11,429   $     2,613
  Ratios to average net assets:/2/
  Ratio of expenses to average net assets                                 2.13%         2.15%
  Ratio of net investment income (loss) to
   average net assets                                                    (1.15)%       (0.95)%
  Portfolio turnover rate                                                   30%           31%
  Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2, 3/                           2.13%         2.16%

1 Total return calculations do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2    Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 52 FINANCIAL HIGHLIGHTS

C&B MID CAP VALUE FUND
CLASS C SHARES-COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                                       OCT. 31,      OCT. 31,     OCT. 31,
 FOR THE PERIOD ENDED:                                  2006           2005         2004
 NET ASSET VALUE, BEGINNING OF PERIOD                              $     18.86   $     18.52
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (0.17)        (0.02)
  Net realized and unrealized gain (loss)
   on investments                                                         2.46          0.36
                                                                   -----------   -----------
  Total from investment operations                                        2.29          0.34
                                                                   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                0.00          0.00
  Distributions from net realized gain                                   (0.58)         0.00
                                                                   -----------   -----------
  Total from distributions                                               (0.58)         0.00
                                                                   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                    $     20.57   $     18.86
                                                                   ===========   ===========
 TOTAL RETURN/1/                                                         12.28%         1.84%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $     6,838   $     1,081
  Ratios to average net assets:/2/
  Ratio of expenses to average net assets                                 2.13%         2.15%
  Ratio of net investment income (loss) to
   average net assets                                                    (1.15)%       (0.98)%
  Portfolio turnover rate                                                   30%           31%
  Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2, 3/                           2.13%         2.16%

1 Total return calculations do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2    Ratios shown for periods of less than one year are annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


                                                         FINANCIAL HIGHLIGHTS 53

COMMON STOCK FUND
CLASS A SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                                   OCT. 31,      OCT. 31,      DEC. 31,      DEC. 31,      DEC. 31,
 FOR THE PERIOD ENDED:                              2006         2005/6/        2004          2003          2002
 NET ASSET VALUE, BEGINNING OF PERIOD                          $     22.40   $     21.98   $     15.87   $     19.71
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.11)    (0.14)/7/         (0.10)    (0.08)/7/
  Net realized and unrealized gain (loss)
   on investments                                                     1.06          2.21          6.21         (3.76)
                                                               -----------   -----------   -----------   -----------
  Total from investment operations                                    0.95          2.07          6.11         (3.84)
                                                               -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                            0.00          0.00          0.00          0.00
  Distributions from net realized gain                               (0.38)        (1.65)         0.00          0.00
                                                               -----------   -----------   -----------   -----------
  Total distributions                                                (0.38)        (1.65)         0.00          0.00
                                                               -----------   -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                $     22.97   $     22.40   $     21.98   $     15.87
                                                               ===========   ===========   ===========   ===========
 TOTAL RETURN/1/                                                      4.34%         9.67%        38.50%       (19.48)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $    62,462   $    73,612   $    81,068   $    46,402
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                             1.41%         1.54%         1.54%         1.55%
  Ratio of net investment income (loss) to
   average net assets                                                (0.48)%       (0.62)%       (0.62)%       (0.50)%
  Portfolio turnover rate                                               33%           42%           42%           65%
  Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2,5/                        1.44%         1.58%         1.55%         1.55%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3    Amount calculated is less than $0.005.
4 For the period from November 30, 2000 (commencement of class) to December 31, 2000.
5    Ratios shown for periods of less than one year are annualized.
6    The Fund changed its fiscal year end from December 31 to October 31.
7    Calculated based upon average shares outstanding.

 54 FINANCIAL HIGHLIGHTS

COMMON STOCK FUND
CLASS B SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                                   OCT. 31,      OCT. 31,      DEC. 31,      DEC. 31,           DEC. 31,
 FOR THE PERIOD ENDED:                              2006         2005/6/        2004          2003               2002
 NET ASSET VALUE, BEGINNING OF PERIOD                          $     21.74   $     21.53   $     15.67   $     19.62
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.29)    (0.29)/7/         (0.24)    (0.22)/7/
  Net realized and unrealized gain (loss)
   on investments                                                     1.06          2.15          6.10         (3.73)
                                                               -----------   -----------   -----------   -----------
  Total from investment operations                                    0.77          1.86          5.86         (3.95)
                                                               -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                            0.00          0.00          0.00          0.00
  Distributions from net realized gain                               (0.38)        (1.65)         0.00          0.00
                                                               -----------   -----------   -----------   -----------
  Total distributions                                                (0.38)        (1.65)         0.00          0.00
                                                               -----------   -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                $     22.13   $     21.74   $     21.53   $     15.67
                                                               ===========   ===========   ===========   ===========
 TOTAL RETURN/1/                                                      3.63%         8.89%        37.40%       (20.13)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $    34,744   $    37,908   $    38,830   $    24,208
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                             2.16%         2.28%         2.34%         2.36%
  Ratio of net investment income (loss)
   to average net assets                                             (1.23)%       (1.36)%       (1.41)%       (1.31)%
  Portfolio turnover rate                                               33%           42%           42%           65%
  Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2,5/                        2.20%         2.32%         2.35%         2.36%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3 Amount calculated is less than $0.005.
4 For the period from November 30, 2000 (commencement of class) to December 31,
    2000.
5 Ratios shown for periods of less than one year are annualized.
6 The Fund changed its fiscal year end from December 31 to October 31.
7 Calculated based upon average shares outstanding.

                                                         FINANCIAL HIGHLIGHTS 55

COMMON STOCK FUND
CLASS C SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                                   OCT. 31,      OCT. 31,      DEC. 31,      DEC.31,      DEC.31,
 FOR THE PERIOD ENDED:                               2006        2005/6/        2004          2003         2002
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 $     21.73   $     21.53   $     15.68   $     19.62
  Net realized and unrealized gain (loss)
   on investments                                                    (0.47)    (0.30)/7/         (0.25)    (0.22)/7/
                                                               -----------   -----------   -----------   -----------
  Total from investment operations                                    1.25          2.15          6.10         (3.72)
                                                               -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                            0.78          1.85          5.85         (3.94)
  Distributions from net realized gain                                0.00          0.00          0.00          0.00
                                                               -----------   -----------   -----------   -----------
  Total distributions                                                (0.38)        (1.65)         0.00          0.00
                                                               -----------   -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                      (0.38)        (1.65)         0.00          0.00
                                                               ===========   ===========   ===========   ===========
 TOTAL RETURN/1/                                               $     22.13   $     21.73   $     21.53   $     15.68
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                    3.68%         8.84%        37.31%       (20.08)%
  Ratios to average net assets:/5/                             $    20,177   $    26,375   $    34,025   $    23,137
  Ratio of expenses to average net assets                             2.17%         2.31%         2.34%         2.36%
  Ratio of net investment income (loss)
   to average net assets                                             (1.25)%       (1.38)%       (1.41)%       (1.31)%
  Portfolio turnover rate                                               33%           42%           42%           65%
  Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2,5/                        2.21%         2.35%         2.35%         2.37%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3    Amount calculated is less than $0.005.
4 For the period from November 30, 2000 (commencement of class) to December 31, 2000.
5    Ratios shown for periods of less than one year are annualized.
6    The Fund changed its fiscal year end from December 31 to October 31.
7    Calculated based upon average shares outstanding.

 56 FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
CLASS A SHARES-COMMENCED ON DECEMBER 30, 1994
For a share outstanding throughout each period

                                             OCT. 31,    OCT. 31,    SEPT. 30,   SEPT. 30,   SEPT. 30,   JUN. 30,    JUN. 30,
 FOR THE PERIOD ENDED:                         2006       2005/7/      2005        2004       2003/2/      2003        2002
NET ASSET VALUE, BEGINNING OF PERIOD                     $    6.50   $    5.84   $    5.09   $    4.77   $    4.82   $    7.27
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                              0.00/6/   (0.07)/6/        0.02       (0.05)      (0.02)      (0.05)
 Net realized and unrealized gain (loss)
  on investments                                             (0.13)       1.16        0.73        0.37       (0.03)      (1.78)
                                                         ---------   ---------   ---------   ---------   ---------   ---------
 Total from investment operations                            (0.13)       1.09        0.75        0.32       (0.05)      (1.83)
                                                         ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
 Distributions from net investment income                     0.00        0.00        0.00        0.00        0.00        0.00
 Distributions from net realized gain                         0.00       (0.43)       0.00        0.00        0.00       (0.62)
                                                         ---------   ---------   ---------   ---------   ---------   ---------
 Total distributions                                          0.00       (0.43)       0.00        0.00        0.00       (0.62)
                                                         ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                           $    6.37   $    6.50   $    5.84   $    5.09   $    4.77   $    4.82
                                                         =========   =========   =========   =========   =========   =========
TOTAL RETURN/3/                                              (2.00)%     19.17%      14.73%       6.71%      (1.04%)    (26.49%)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        $ 107,706   $ 111,103   $  93,024   $  87,980   $  85,320   $  98,526
 Ratios to average net assets:/5/
 Ratio of expenses to average net assets                      1.40%       1.41%       1.43%       1.42%       1.86%       3.10%
 Ratio of net investment income (loss) to
  average net assets                                         (0.96)%     (1.19)%     (0.44)%     (1.03)%     (0.65%)     (0.80%)
 Portfolio turnover rate                                        13%        143%        180%         55%        142%        143%
 Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses/4, 5/                                              1.41%       1.42%       1.50%       1.42%       1.86%       3.10%

1    Per share numbers have been adjusted to reflect a 2.0103 to 1 stock split.
2    The Fund changed its fiscal year-end from June 30 to September 30.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
4 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
5    Ratios shown for periods of less than one year are annualized.
6    Calculated based upon average shares outstanding.
7    The Fund changed its fiscal year end from September 30 to October 31.

                                                         FINANCIAL HIGHLIGHTS 57

MID CAP GROWTH FUND
CLASS B SHARES-COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                              OCT. 31,    OCT. 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,     JUN. 30,
 FOR THE PERIOD ENDED:                          2006      2005/6/      2005         2004      2003/1/        2003
 NET ASSET VALUE, BEGINNING OF PERIOD                    $    6.26   $    5.68   $    4.99   $    4.68   $    4.67
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           (0.01)/5/   (0.12)/5/        0.06       (0.06)       0.01
  Net realized and unrealized gain (loss)
   on investments                                            (0.12)       1.13        0.63        0.37        0.00
                                                         ---------   ---------   ---------   ---------   ---------
  Total from investment operations                           (0.13)       1.01        0.69        0.31        0.01
                                                         ---------   ---------   ---------   ---------   ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                    0.00        0.00        0.00        0.00        0.00
  Distributions from net realized gain                        0.00       (0.43)       0.00        0.00        0.00
                                                         ---------   ---------   ---------   ---------   ---------
  Total distributions                                         0.00       (0.43)       0.00        0.00        0.00
                                                         ---------   ---------   ---------   ---------   ---------
 NET ASSET VALUE, END OF PERIOD                          $    6.13   $    6.26   $    5.68   $    4.99   $    4.68
                                                         =========   =========   =========   =========   =========
 TOTAL RETURN/2/                                             (2.08)%     18.25%      13.83%       6.62%       0.21%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $   8,355   $   8,829   $   6,877   $   5,216   $   4,599
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                     2.15%       2.16%       2.18%       2.17%       2.14%
  Ratio of net investment income (loss)
   to average net assets                                     (1.71)%     (2.00)%     (0.64)%     (1.78)%      3.82%
  Portfolio turnover rate                                       13%        143%        180%         55%        142%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3, 4/                                             2.16%       2.17%       2.26%       2.17%       2.22%

1    The Fund changed its fiscal year-end from June 30 to September 30.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4    Ratios shown for periods of less than one year are annualized.
5    Calculated based upon average shares outstanding.
6    The Fund changed its fiscal year end from September 30 to October 31.

 58 FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
CLASS C SHARES-COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                              OCT. 31,    OCT. 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,   JUN. 30,
 FOR THE PERIOD ENDED:                         2006       2005/6/      2005        2004       2003/1/      2003
 NET ASSET VALUE, BEGINNING OF PERIOD                    $    6.26   $    5.68   $    4.98   $    4.68   $    4.67
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           (0.01)/5/   (0.12)/5/        0.07       (0.06)       0.01
  Net realized and unrealized gain (loss)
   on investments                                            (0.12)       1.13        0.63        0.36        0.00
                                                         ---------   ---------   ---------   ---------   ---------
  Total from investment operations                           (0.13)       1.01        0.70        0.30        0.01
                                                         ---------   ---------   ---------   ---------   ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                    0.00        0.00        0.00        0.00        0.00
  Distributions from net realized gain                        0.00       (0.43)       0.00        0.00        0.00
                                                         ---------   ---------   ---------   ---------   ---------
  Total distributions                                         0.00       (0.43)       0.00        0.00        0.00
                                                         ---------   ---------   ---------   ---------   ---------
 NET ASSET VALUE, END OF PERIOD                          $    6.13   $    6.26   $    5.68   $    4.98   $    4.68
                                                         =========   =========   =========   =========   =========
 TOTAL RETURN/2/                                             (2.08)%     18.25%      14.06%       6.41%       0.21%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $   1,648   $   1,657   $   1,034   $     607   $     493
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                     2.15%       2.16%       2.18%       2.17%       2.12%
  Ratio of net investment income (loss)
   to average net assets                                     (1.71)%     (2.00)%     (0.70)%     (1.78)%      4.05%
  Portfolio turnover rate                                       13%        143%        180%         55%        142%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3, 4/                                             2.16%       2.17%       2.26%       2.17%       2.22%

1    The Fund changed its fiscal year-end from June 30 to September 30.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4    Ratios shown for periods of less than one year are annualized.
5    Calculated based upon average shares outstanding.
6    The Fund changed its fiscal year end from September 30 to October 31.

                                                         FINANCIAL HIGHLIGHTS 59

SMALL CAP GROWTH FUND
CLASS A SHARES-COMMENCED ON JULY 13, 1990
For a share outstanding throughout each period

                                             OCT. 31,     OCT. 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,    JUN. 30,   JUN. 30,
 FOR THE PERIOD ENDED:                         2006        2005/6/     2005        2004       2003/1/       2003       2002
 NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.53   $   10.67   $    9.44   $    8.93   $    8.61   $   11.85
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.02)  (0.13)/5/       (0.23)      (0.02)      (0.07)      (0.07)
  Net realized and unrealized gain (loss)
   on investments                                            (0.32)       2.18        1.46        0.53        0.39       (3.08)
                                                         ---------   ---------   ---------   ---------   ---------   ---------
  Total from investment operations                           (0.34)       2.05        1.23        0.51        0.32       (3.15)
                                                         ---------   ---------   ---------   ---------   ---------   ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                    0.00        0.00        0.00        0.00        0.00        0.00
  Distributions from net realized gain                        0.00       (0.19)       0.00        0.00        0.00       (0.09)
                                                         ---------   ---------   ---------   ---------   ---------   ---------
  Total distributions                                         0.00       (0.19)       0.00        0.00        0.00       (0.09)
                                                         ---------   ---------   ---------   ---------   ---------   ---------
 NET ASSET VALUE, END OF PERIOD                          $   12.19   $   12.53   $   10.67   $    9.44   $    8.93   $    8.61
                                                         =========   =========   =========   =========   =========   =========
 TOTAL RETURN/2/                                             (2.71)%     19.31%      13.03%       5.71%       3.72%     (26.68%)
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $  98,728   $ 102,926   $  43,192   $  83,152   $  52,891   $  46,707
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                     1.40%       1.40%       1.40%       1.40%       1.40%       1.40%
  Ratio of net investment income (loss)
   to average net assets                                     (1.27)%     (1.14)%     (1.08)%     (1.13)%     (1.06%)     (0.68%)
  Portfolio turnover rate                                       10%        149%        171%         47%        169%        152%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3, 4/                                             1.56%       1.58%       1.69%       1.69%       1.53%       1.51%

1    The Fund changed its fiscal year-end from June 30 to September 30.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods less than one year are not annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4    Ratios shown for periods of less than one year are annualized.
5    Calculated based upon average shares outstanding.
6    The Fund changed its fiscal year end from September 30 to October 31.

 60 FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
CLASS B SHARES-COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                             OCT. 31,    OCT. 31,    SEPT. 30,   SEPT. 30,   SEPT. 30,   JUN. 30,
 FOR THE PERIOD ENDED:                         2006       2005/6/      2005        2004       2003/1/     2003
 NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.31   $   10.57   $    9.41   $    8.93   $    8.88
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.02)  (0.22)/5/       (0.25)      (0.04)      (0.01)
  Net realized and unrealized gain (loss)
   on investments                                            (0.32)       2.15        1.41        0.52        0.06
                                                         ---------   ---------   ---------   ---------   ---------
  Total from investment operations                           (0.34)       1.93        1.16        0.48        0.05
                                                         ---------   ---------   ---------   ---------   ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment Income                    0.00        0.00        0.00        0.00        0.00
  Distributions from net realized gain                        0.00       (0.19)       0.00        0.00        0.00
                                                         ---------   ---------   ---------   ---------   ---------
  Total distributions                                         0.00       (0.19)       0.00        0.00        0.00
                                                         ---------   ---------   ---------   ---------   ---------
 NET ASSET VALUE, END OF PERIOD                          $   11.97   $   12.31   $   10.57   $    9.41   $    8.93
                                                         =========   =========   =========   =========   =========
 TOTAL RETURN/2/                                             (2.76)%     18.46%      12.22%       5.38%       0.56%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $  20,966   $  21,940   $     702   $     114   $      30
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                     2.15%       2.15%       2.15%       2.15%       2.15%
  Ratio of net investment income (loss)
   to average net assets                                     (2.02)%     (1.90)%     (1.86)%     (1.88)%     (1.06%)
  Portfolio turnover rate                                       10%        149%        171%         47%        169%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3, 4/                                             2.31%       2.31%       2.48%       2.43%       2.28%

1    The Fund changed its fiscal year-end from June 30 to September 30.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods less than one year are not annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4    Ratios shown for periods of less than one year are annualized.
5    Calculated based upon average shares outstanding.
6    The Fund changed its fiscal year end from September 30 to October 31.

                                                         FINANCIAL HIGHLIGHTS 61

SMALL CAP GROWTH FUND
CLASS C SHARES-COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                              OCT. 31,    OCT. 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,     JUN. 30,
 FOR THE PERIOD ENDED:                         2006       2005/6/      2005        2004       2003/1/        2003
 NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.33   $   10.58   $    9.42   $    8.93   $    8.88
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.02)  (0.22)/5/       (0.22)      (0.02)      (0.01)
  Net realized and unrealized gain (loss)
   on investments                                            (0.33)       2.16        1.38        0.51        0.06
                                                         ---------   ---------   ---------   ---------   ---------
  Total from investment operations                           (0.35)       1.94        1.16        0.49        0.05
                                                         ---------   ---------   ---------   ---------   ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                    0.00        0.00        0.00        0.00        0.00
  Distributions from net realized gain                        0.00       (0.19)       0.00        0.00        0.00
                                                         ---------   ---------   ---------   ---------   ---------
  Total distributions                                         0.00       (0.19)       0.00        0.00        0.00
                                                         ---------   ---------   ---------   ---------   ---------
 NET ASSET VALUE, END OF PERIOD                          $   11.98   $   12.33   $   10.58   $    9.42   $    8.93
                                                         =========   =========   =========   =========   =========
 TOTAL RETURN/2/                                             (2.84)%     18.42%      12.31%       5.49%       0.56%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $   6,008   $   6,271   $     201   $      82   $      11
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                     2.15%       2.15%       2.15%       2.15%       2.15%
  Ratio of net investment income (loss)
   to average net assets                                     (2.02)%     (1.90)%     (1.86)%     (1.91)%     (1.06%)
  Portfolio turnover rate                                       10%        149%        171%         47%        169%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3, 4/                                             2.31%       2.31%       2.48%       2.47%       2.28%

1    The Fund changed its fiscal year-end from June 30 to September 30.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods less than one year are not annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4    Ratios shown for periods of less than one year are annualized.
5    Calculated based upon average shares outstanding.
6    The Fund changed its fiscal year end from September 30 to October 31.

 62 FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND
CLASS A SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                                   OCT. 31,      OCT. 31,      DEC. 31,      DEC. 31,    DEC. 31,
 FOR THE PERIOD ENDED:                              2006          2005/6/       2004          2003        2002
 NET ASSET VALUE, BEGINNING OF PERIOD                          $     29.19   $     27.40   $     18.92   $     20.17
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.18)    (0.27)/7/     (0.12)/7/       0.03/7/
  Net realized and unrealized gain (loss)
   on investments                                                     2.67          5.51          9.26         (1.28)
                                                               -----------   -----------   -----------   -----------
  Total from investment operations                                    2.49          5.24          9.14         (1.25)
                                                               -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                            0.00          0.00         (0.01)         0.00
  Distributions from net realized gain                               (0.51)        (3.45)        (0.65)         0.00
                                                               -----------   -----------   -----------   -----------
  Total distributions                                                (0.51)        (3.45)        (0.66)         0.00
                                                               -----------   -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                $     31.17   $     29.19   $     27.40   $     18.92
                                                               ===========   ===========   ===========   ===========
 TOTAL RETURN/1/                                                      8.66%        19.89%        48.49%        (6.20)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $   606,811   $   598,226   $   673,580   $   334,669
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                             1.47%         1.53%         1.54%         1.57%
  Ratio of net investment income (loss)
   to average net assets                                             (0.70)%       (0.96)%       (0.55)%        0.14%
  Portfolio turnover rate                                               33%           34%           30%           28%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,5/                                                      1.50%         1.57%         1.56%         1.58%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3    Amount calculated is less than $0.005.
4 For the period from November 30, 2000 (commencement of class) to December 31, 2000.
5    Ratios shown for periods of less than one year are annualized.
6    The Fund changed its fiscal year end from December 31 to October 31.
7    Calculated based upon average shares outstanding.

                                                         FINANCIAL HIGHLIGHTS 63

SMALL CAP VALUE FUND
CLASS B SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                                  OCT. 31,       OCT. 31,      DEC. 31,      DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                              2006         2005/6/        2004          2003          2002
 NET ASSET VALUE, BEGINNING OF PERIOD                          $     28.21   $     26.79   $     18.66   $     20.05
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.40)    (0.47)/7/     (0.29)/7/     (0.14)/7/
  Net realized and unrealized gain (loss)
   on investments                                                     2.62          5.34          9.08         (1.25)
                                                               -----------   -----------   -----------   -----------
  Total from investment operations                                    2.22          4.87          8.79         (1.39)
                                                               -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                            0.00          0.00         (0.01)         0.00
  Distributions from net realized gain                               (0.51)        (3.45)        (0.65)         0.00
                                                               -----------   -----------   -----------   -----------
  Total distributions                                                (0.51)        (3.45)        (0.66)         0.00
                                                               -----------   -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                $     29.92   $     28.21   $     26.79   $     18.66
                                                               ===========   ===========   ===========   ===========
 TOTAL RETURN/1/                                                      7.99%        18.95%        47.28%        (6.93)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $   133,825   $   136,825   $   126,152   $    75,782
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                             2.24%         2.28%         2.35%         2.40%
  Ratio of net investment income (loss)
   to average net assets                                             (1.46)%       (1.71)%       (1.37)%       (0.69)%
  Portfolio turnover rate                                               33%           34%           30%           28%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,5/                                                      2.26%         2.33%         2.36%         2.41%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3    Amount calculated is less than $0.005.
4 For the period from November 30, 2000 (commencement of class) to December 31, 2000.
5    Ratios shown for periods of less than one year are annualized.
6    The Fund changed its fiscal year end from December 31 to October 31.
7    Calculated based upon average shares outstanding.

 64 FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND
CLASS C SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                                   OCT. 31,      OCT. 31,      DEC. 31,       DEC. 31,    DEC. 31,
 FOR THE PERIOD ENDED:                              2006         2005/6/        2004           2003         2002
 NET ASSET VALUE, BEGINNING OF PERIOD                          $     28.27   $     26.83   $     18.68   $     20.07
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.44)    (0.47)/7/     (0.28)/7/     (0.13)/7/
  Net realized and unrealized gain (loss)
   on investments                                                     2.67          5.36          9.09         (1.26)
                                                               -----------   -----------   -----------   -----------
  Total from investment operations                                    2.23          4.89          8.81         (1.39)
                                                               -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                            0.00          0.00         (0.01)         0.00
  Distributions from net realized gain                               (0.51)        (3.45)        (0.65)         0.00
                                                               -----------   -----------   -----------   -----------
  Total distributions                                                (0.51)        (3.45)        (0.66)         0.00
                                                               -----------   -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                $     29.99   $     28.27   $     26.83   $     18.68
                                                               ===========   ===========   ===========   ===========
 TOTAL RETURN/1/                                                      8.01%        19.00%        47.34%        (6.93)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $   146,162   $   157,329   $   158,942   $    98,122
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                             2.24%         2.29%         2.32%         2.37%
  Ratio of net investment income (loss)
   to average net assets                                             (1.46)%       (1.71)%       (1.32)%       (0.64)%
  Portfolio turnover rate                                               33%           34%           30%           28%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,5/                                                      2.26%         2.34%         2.34%         2.38%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3    Amount calculated is less than $0.005.
4 For the period from November 30, 2000 (commencement of class) to December 31, 2000.
5    Ratios shown for periods of less than one year are annualized.
6    The Fund changed its fiscal year end from December 31 to October 31.
7    Calculated based upon average shares outstanding.

                                                         FINANCIAL HIGHLIGHTS 65

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100953 12-06
                                                               126LCR/P101 12-06
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                              Institutional Class

WELLS FARGO ADVANTAGE FUNDSSM -  SMALL AND MID CAP STOCK FUNDS



C&B Mid Cap Value Fund


Discovery Fund


Enterprise Fund


Mid Cap Disciplined Fund


Small Cap Disciplined Fund


Small Cap Growth Fund


Small/Mid Cap Value Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                           3
C&B Mid Cap Value Fund                         4
Discovery Fund                                 8
Enterprise Fund                               12
Mid Cap Disciplined Fund                      16
Small Cap Disciplined Fund                    20
Small Cap Growth Fund                         24
Small/Mid Cap Value Fund                      28
Description of Principal Investment Risks     32




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



About Wells Fargo Funds Trust               35
The Investment Adviser                      35
The Sub-Advisers and Portfolio Managers     35
Dormant Multi-Manager Arrangement           38




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES


Pricing Fund Shares             39
How to Buy Shares               41
How to Sell Shares              43
How to Exchange Shares          45
Account Policies                47




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                   49
Taxes                           49
Financial Highlights            50
For More Information            Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Cooke & Bieler, L.P.



PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA



FUND INCEPTION:
02/18/1998
INSTITUTIONAL CLASS:
Ticker: CBMSX

INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 C&B MID CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Issuer Risk
   o  Leverage Risk
   o  Liquidity Risk

   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Smaller Company Securities Risk
   o  Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        C&B MID CAP VALUE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


The C&B Mid Cap Value Fund was organized as the successor fund to the C&B Mid Cap Value Portfolio. The predecessor C&B portfolio was reorganized into the Wells Fargo Funds effective at the close of business on July 26, 2004.


[GRAPHIC APPEARS HERE]




                  Calendar Year Total Returns for the Institutional Class/1/
                                     as of 12/31 each year
 1999        2000        2001         2002       2003        2004       2005       2006
-0.19%      41.03%      25.16%       -9.50%     38.99%      11.19%      6.52%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR         LIFE OF FUND/1/
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                                              x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM)VALUE/3/                                   x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Institutional Class shares incepted on July 26, 2004. Performance shown for the periods prior to inception reflects the performance of the Fund's Class D shares, and includes expenses that are not applicable to and are higher than those of the Instituional Class shares. Returns shown for the Class and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value index. You cannot invest directly in an index.


 6 C&B MID CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investments)
  Maximum sales charge (load) imposed on purchases         None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                     None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


          ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.90%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $   xxx
   3 Years       $   xxx
   5 Years       $   xxx
  10 Years       $   xxx


                                                        C&B MID CAP VALUE FUND 7

DISCOVERY FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
12/31/1987
INSTITUTIONAL CLASS:
Ticker: WFDSX

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's total assets in equity securities of small- and medium- capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we survey a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation, which we define as the value of the company (I.E. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 DISCOVERY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Active Trading Risk
   o  Counter-Party Risk
   o  Derivatives Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Sector Emphasis Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                                DISCOVERY FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Discovery Fund was organized as the successor fund to the Strong Discovery Fund.


[GRAPHIC APPEARS HERE]




                             Calendar Year Total Returns for the Institutional Class/1/
                                               as of 12/31 each year
 1997       1998       1999       2000       2001          2002       2003        2004       2005       2006
10.85%      7.04%      5.28%      3.97%      4.17%       -12.12%     38.34%      15.69%      7.24%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR         LIFE OF FUND/1/
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                                              x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%              x.xx%
 RUSSELL 2500TM GROWTH INDEX/3/                                     x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Institutional Class shares incepted on August 31, 2006. Performance shown reflects the performance of the Fund's Investor Class shares and the Investor Class shares of the Strong Discovery Fund, its predecessor fund. Performance includes expenses that are not applicable to and are higher than those of the Institutional Class. The Investor Class shares incepted on December 31, 1987 and are not offered in this prospectus. The Fund's Investor Class shares are substantially similar to what the Institutional Class annual returns would be as the Investor Class and the Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that the Classes do not have the same expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

 10 DISCOVERY FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investments)
  Maximum sales charge (load) imposed on purchases        None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                    None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.95%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                               DISCOVERY FUND 11

ENTERPRISE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Sunjay Goel, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
09/30/1998
INSTITUTIONAL CLASS:
Ticker: WFEIX

INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we survey a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation, which we define as the value of the company (I.E., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 ENTERPRISE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Active Trading Risk
   o  Counter-Party Risk
   o  Derivatives Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Sector Emphasis Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                              ENTERPRISE FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Enterprise Fund was organized as the successor fund to the Strong Enterprise Fund.


[GRAPHIC APPEARS HERE]




                       Calendar Year Total Returns for the Institutional Class/1/
                                          as of 12/31 each year
   1999               2000         2001         2002       2003        2004       2005       2006
 187.83%/4/         -29.77%      -21.96%      -28.18%     37.55%      15.68%
9.41%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR         LIFE OF FUND/1/
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                                              x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX/3/                           x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Institutional Class shares incepted on June 30, 2003. Performance shown prior to April 11, 2005, reflects the performance of the Institutional Class shares of the Strong Enterprise Fund, its predecessor fund, and for periods prior to June 30, 2003, reflects the performance of the Investor Class shares of the predecessor fund. Returns for the Class and the Index in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth index. You cannot invest directly in an index.
4 The Fund's calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistantly achieved.


 14 ENTERPRISE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investments)
  Maximum sales charge (load) imposed on purchases         None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                     None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


          ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.90%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                              ENTERPRISE FUND 15

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Robert J. Costomiris, CFA



FUND INCEPTION:
12/31/1998
INSTITUTIONAL CLASS:
Ticker: WFMIX

INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index. The market capitalization range of the Russell Midcap Index (Reg. TM) was $xx million to $xx billion, as of September xx, 2006, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 16 MID CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Active Trading Risk
   o  Counter-Party Risk
   o  Derivatives Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     MID CAP DISCIPLINED FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Mid Cap Disciplined Fund was organized as the successor fund to the Strong Mid Cap Disciplined Fund.


[GRAPHIC APPEARS HERE]




                   Calendar Year Total Returns for the Institutional Class/1/
                                     as of 12/31 each year
 1999        2000        2001          2002       2003        2004       2005       2006
35.20%      22.80%      12.41%       -11.78%     40.66%      21.18%      7.92%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR         LIFE OF FUND/1/
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                                               x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX/3/                             x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Institutional Class shares incepted on April 11, 2005. Performance shown for periods prior to inception, reflects the performance of the Fund's Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class returns are substantially similar to what Institutional Class shares returns would be as the shares are invested in the same portfolio of securities and the returns differ only to the extent that the classes do not have the same expenses. Returns for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value index. You cannot invest directly in an index.


 18 MID CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investments)
  Maximum sales charge (load) imposed on purchases         None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                     None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


          ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.90%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                     MID CAP DISCIPLINED FUND 19

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Robert J. Costomiris, CFA



FUND INCEPTION:
03/28/2002
INSTITUTIONAL CLASS:
Ticker: WFSSX

INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $xx million to $xx billion, as of September xx, 2006 and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security it is forced out of the portfolio by a better idea, or when sentiment improves significantly.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 20 SMALL CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Active Trading Risk
   o  Counter-Party Risk
   o  Derivatives Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Sector Emphasis Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                   SMALL CAP DISCIPLINED FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Small Cap Disciplined Fund was organized as the successor fund to the Strong Small Cap Disciplined Fund.


[GRAPHIC APPEARS HERE]




Calendar Year Total Returns for the Institutional
                    Class/1/
             as of 12/31 each year
 2003        2004         2005      2006
62.53%      27.04%       -0.64%     x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR           5 YEAR         LIFE OF FUND/1/
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                                               x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%              x.xx%
 RUSSELL 2000 (Reg. TM) VALUE INDEX/3/                               x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Institutional Class shares incepted on April 11, 2005. Performance shown for periods prior to inception reflects the performance of the Investor Class shares of the Strong Small Cap Disciplined Fund, its predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class. The Investor Class returns are substantially similar to what the Institutional Class returns would be as the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses. Returns for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000 (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 22 SMALL CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investments)
  Maximum sales charge (load) imposed on purchases         None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                     None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


          ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
  Management Fees/1/                       0.90%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.00%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo &
    Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $     xxx
   3 Years       $     xxx
   5 Years       $     xxx
  10 Years       $     xxx


                                                   SMALL CAP DISCIPLINED FUND 23

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts



FUND INCEPTION:
07/13/1990
INSTITUTIONAL CLASS:
Ticker: WFSIX

INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 24 SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Growth Style Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        SMALL CAP GROWTH FUND 25

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective June 9, 2003, certain of the Funds that were part of the Montgomery family of funds reorganized into the Wells Fargo Funds. As part of this transaction, the Small Cap Growth Fund was organized as the successor fund to the Montgomery Small Cap Fund.


[GRAPHIC APPEARS HERE]




                                Calendar Year Total Returns for the Institutional Class/1/
                                                  as of 12/31 each year
 1997        1998        1999         2000         2001         2002        2003        2004       2005       2006
23.86%      -7.93%      55.81%      -25.14%      -12.65%      -29.51%      47.88%      13.63%      6.07%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR          10 YEARS
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                                               x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%            x.xx%
 RUSSELL 2000 (Reg. TM) GROWTH INDEX/3/                              x.xx%            x.xx%            x.xx%
  (reflects no deduction for expenses or taxes)

1 Institutional Class shares incepted on April 11, 2005. Performance shown for Institutional Class shares prior to inception reflects the performance of Class A shares that include fees and expenses that are not applicable to and are higher than Class A shares. The Class A shares annual returns are substantially similar to what the Institutional Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2000 (Reg. TM) Growth Index measures the performance of those Russell 2000 (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 26 SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investments)
  Maximum sales charge (load) imposed on purchases      None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                  None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


          ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
  Management Fees/1/                       0.90%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.90%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $       xxx
   3 Years       $       xxx
   5 Years       $       xxx
  10 Years       $       xxx


                                                        SMALL CAP GROWTH FUND 27

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
I. Charles Rinaldi



FUND INCEPTION:
03/28/2002
INSTITUTIONAL CLASS:
Ticker: WWMSX

INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and


o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $xx million to $xx billion, as of September xx, 2006, and is expected to change frequently. As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 28 SMALL/MID CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Active Trading Risk
   o  Counter-Party Risk
   o  Derivatives Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk
   o  Liquidity Risk

   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Sector Emphasis Risk
   o  Smaller Company Securities Risk
   o  Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     SMALL/MID CAP VALUE FUND 29

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Small/Mid Cap Value Fund was organized as the successor fund to the Strong Small/Mid Cap Value Fund.


[GRAPHIC APPEARS HERE]




Calendar Year Total Returns for the Institutional
                    Class/1/
             as of 12/31 each year
 2003        2004        2005       2006
58.44%      19.37%      13.32%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR          LIFE OF FUND/1/
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                                                x.xx%               x.xx%
  Returns After Taxes on Distributions/2/                             x.xx%               x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/     x.xx%               x.xx%
 RUSSELL 2500TM VALUE INDEX/3/                                        x.xx%               x.xx%
  (reflects no deduction for expenses or taxes)

1 Institutional Class shares incepted on August 31, 2006. Performance shown for periods prior to inception reflects the performance of the Fund's Investor Class shares and that of its predecessor fund, and includes expenses that are not applicable to and are higher than those of Institutional Class shares. Investor Class returns are substantially similar to what the Institutional Class returns would be because the shares are invested in the same portfolio of securities and the returns differ only to the extent that the classes do not have the same expenses. Returns for the Class and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

 30 SMALL/MID CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investments)
  Maximum sales charge (load) imposed on purchases        None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                    None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.90%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          0.95%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                     SMALL/MID CAP VALUE FUND 31

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.


ACTIVE TRADING RISK  Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK   When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                     Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                     Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK     The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                     For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 32 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK       Foreign securities include American Depository Receipts (ADRs) and similar investments, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).
                              ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depository receipts to any capital gains or dividends from the foreign company stocks underlying the depository receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                              ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the direct investment.
                              Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Their prices may be more volatile than those of other types of stocks, particularly over the short term. Growth stocks may be more expensive relative to their current earnings or assets compared to the values or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.
ISSUER RISK                   The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK                 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK                A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK               We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 33

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK         Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES   Securities of smaller companies tend to be more volatile and less liquid than larger company
RISK                         stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


 34 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.



==

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 35

WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, located at 525
Market Street, San Francisco, CA 94105, is the sub-adviser for the Discovery, Enterprise, Mid Cap Disciplined, Small Cap
Growth , Small Cap Disciplined, and Small/Mid Cap Value Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
ROBERT J. COSTOMIRIS, CFA     Mr. Costomiris is responsible for managing the Mid Cap Disciplined Fund, which he has
Mid Cap Disciplined Fund      managed since 2001, and the Small Cap Disciplined Fund, which he has managed since
Small Cap Disciplined Fund    2002. Mr. Costomiris joined Wells Capital Management in 2005 as a value portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with
                              Strong Capital Management, Inc. since 2001. Education: B.S., Chemical Engineering,
                              University of Pennsylvania; M.B.A., Finance and Accounting, University of Chicago
                              Graduate School of Business.
SUNJAY GOEL, CFA              Mr. Goel is jointly responsible for managing the Enterprise Fund, which he has
Enterprise Fund               managed since 2005. Mr. Goel joined Wells Capital Management in 2005. Prior to that, he was with Strong Capital Management, Inc. (SCM) since 2000, where he served as research analyst for the software, internet services, transportation, and cyclical growth sectors. Education: B.S., Computer and Electrical Engineering, Purdue University; M.B.A.,
                              Finance, Indiana University.
JAMES M. LEACH, CFA           Mr. Leach is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund                managed since 2003. Mr. Leach joined Wells Capital Management as a portfolio manager in 2005. Prior to joining Wells Capital Management, he was with Strong
                              Capital Management, Inc. (SCM) where he was a portfolio manager of institutional mid-cap equity accounts from 2000-2003. In October 2003, he was named co-portfolio manager of the Discovery Fund. Education: B.S., Mechanical Engineering, University of
                              California at Santa Barbara; M.B.A., Finance, New York University-Stern School of
                              Business.
THOMAS J. PENCE, CFA          Mr. Pence is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund                managed since 2001, and the Enterprise Fund, which he has managed since 2000. Mr.
Enterprise Fund               Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                              Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                              Inc. (SCM) since October 2000. Education: B.S., Business, Indiana University; M.B.A.,
                              Finance, University of Notre Dame.
JEROME "CAM" PHILPOTT, CFA    Mr. Philpott is jointly responsible for managing the Small Cap Growth Fund, which has
Small Cap Growth Fund         managed, along with its predecessor fund, since 1993. He joined joined Wells Capital
                              Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                              Management, Mr. Philpott was a portfolio manager with Montgomery Asset
                              Management, (Montgomery) which he joined in 1991 as an analyst for the Small Cap
                              Equity team. Education: B.A., Economics, Washington and Lee University; M.B.A., Darden
                              School - University of Virginia.
I. CHARLES RINALDI            Mr. Rinaldi is responsible for managing the Small/Mid Cap Value Fund, which he has
Small/Mid Cap Value Fund      managed, along with its predecessor fund, since 1997. Mr. Rinaldi joined Wells Capital
                              Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining
                              Wells Capital Management, he was a portfolio manager with Strong Capital
                              Management, Inc. (SCM) since 1997. Education: B.A., Biology, St. Michael's College;
                              M.B.A., Finance, Babson College.

 36 ORGANIZATION AND MANAGEMENT OF THE FUNDS

STUART ROBERTS                Mr. Roberts is jointly responsible for managing the Small Cap Growth Fund, which he
Small Cap Growth Fund         has managed, along with its predecessor, since its inception in1990. Mr. Roberts joined
                              Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                              Management, he was a senior portfolio manager with Montgomery Asset
                              Management (Montgomery) for the Small Cap Growth Fund. Prior to joining
                              Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset
                              Management, where he was responsible for three separate growth oriented small-cap mutual funds. Education: B.A., Economics, Bowdoin College; M.B.A., University of
                              Colorado.
COOKE & BIELER, L.P. (Cooke & Bieler), a Pennsylvania limited partnership, is located at. Cooke & Bieler is the
=======================================================================================================================
sub-adviser for
=======================================================================================================================


the C&B Mid Cap Value Fund. Accordingly, Cooke & Bieler is responsible for the day-to-day investment management activities of the C&B Mid Cap Value Fund. Cooke & Bieler is a registered investment adviser that provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.
KERMIT S. ECK, CFA            Mr. Eck is jointly responsible for managing the C&B Mid Cap Value Fund, which he has
C&B Mid Cap Value Fund        managed, along with its predecessor, since 1998. Mr. Eck joined Cooke & Bieler in 1980, left in 1984, and returned in 1992. He currently serves as a Partner, Portfolio Manager and Research Analyst. Education: B.S., Computer Science, Montana State University;
                              M.B.A., Stanford University.
DAREN C. HEITMAN, CFA         Mr. Heitman is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 2005. Mr. Heitman joined Cooke & Bieler in 2005 as a portfolio manager. Prior to that, Mr. Heitman was with Schneider Capital Management as a senior analyst from 2000 until 2005. Education: B.S., Finance, Iowa State University;
                              M.B.A., University of Chicago.
MICHAEL M. MEYER, CFA         Mr. Meyer is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Meyer joined Cooke & Bieler in 1993 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Davidson
                              College; M.B.A., Wharton School of Business.
JAMES R. NORRIS               Mr. Norris is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Norris joined Cooke & Bieler in 1998 where he is currently a partner, portfolio manager and research analyst. Education: B.S., Management,
                              Guilford College; M.B.A., University of North Carolina.
EDWARD W. O'CONNOR, CFA       Mr. O'Connor is jointly responsible for managing the C&B Mid Cap Value Fund, which
C&B Mid Cap Value Fund        he has managed since 2002. Mr. O'Connor joined Cooke & Bieler in 2002, where he is currently a partner, portfolio manager and research analyst. Prior to joining Cooke &
                              Bieler, Mr. O'Connor was with Cambiar Investors where he served as an equity analyst and portfolio manager and participated in Cambiar's 2001 management buyout.
                              Education: B.A., Economics and Philosophy, Colgate University; M.B.A., University of
                              Chicago.
R. JAMES O'NEIL, CFA          Mr. O'Neil is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. O'Neil joined Cooke & Bieler in 1988 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Colby
                              College; M.B.A., Harvard School of Business.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 37

MEHUL TRIVEDI, CFA       Mr. Trivedi is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund   has managed since 1998. He joined Cooke & Bieler in 1998, where he is currently a partner, portfolio manager and research analyst. Education: B.A., International
                         Relations, University of Pennsylvania; B.S., Economics, Wharton School of Business;
                         M.B.A., Wharton School of Business.

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 38 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


                                                          PRICING FUND SHARES 39

ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


 40 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

o Employee benefit plan programs that have at least $100 million in plan assets;


o Broker-dealer managed account or wrap programs that charge an asset-based fee; have program assets of at least $100 million and trade via omnibus accounts;


o Registered investment adviser mutual fund wrap programs that charge an asset-based fee; have program assets of at least $100 million and trade via omnibus accounts;


o  Internal Revenue Code Section 529 college savings plan accounts;


o Fund of Funds advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/ and WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS/SM/);


o Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;


o  Institutions who invest a minimum initial amount of $5 million in a Fund; and


o Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.



 INSTITUTIONS PURCHASING    OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
 SHARES DIRECTLY
--------------------------- ----------------------------------------------- ------------------------------------
 Through Your Investment    Contact your investment representative          Contact your investment
 Representative                                                             representative
--------------------------- ----------------------------------------------- ------------------------------------
 By Telephone or Internet   A new account may not be opened by              To buy additional shares or to buy
--------------------------- telephone or internet unless the institution    shares in a new Fund:
                            has another Wells Fargo Advantage Fund          o Call Investor Services at 1-800-
                            account. If the institution does not currently    222-8222 or
                            have an account, contact your investment        o Call 1-800-368-7550 for the
                            representative.                                   automated phone system or
                            ----------------------------------------------- o visit our Web site at
                                                                              www.wellsfargo.com/
                                                                              advantagefunds
                                                                            ------------------------------------

                                                            HOW TO BUY SHARES 41

 INSTITUTIONS PURCHASING
              OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
             ----------------------------------------------- ---------------------------------------
 SHARES DIRECTLY
----------------------------------------------------------------------------------------------------
 By Wire                                                     To buy additional shares, instruct
------------ Complete and sign the Institutional Class       your bank or financial institution to
             account application                             use the same wire instructions
             o Call Investor Services at 1-800-222-8222 for  shown to the left.
               faxing instructions                           --------------------------------------
             o Use the following wiring instructions:
             State Street Bank & Trust
             Boston, MA
             Bank Routing Number: ABA 011000028
             Wire Purchase Account: 9905-437-1
             Attention: WELLS FARGO ADVANTAGE FUNDS
             (Name of Fund, Account Number)
             Account Name: Provide your
             name as registered on the
             Fund account
             -----------------------------------------------
 In Person   Investors are welcome to visit the Investor     See instructions shown to the left.
             Center in person to ask questions or conduct
             any Fund transaction. The Investor Center is
             located at 100 Heritage Reserve, Menomonee
             Falls, Wisconsin 53051.

------------ ----------------------------------------------- --------------------------------------

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:


o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.


o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.


o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.


o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.


o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.


o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.


 42 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.



 INSTITUTIONS SELLING SHARES  TO SELL SOME OR ALL OF YOUR SHARES
----------------------------- ---------------------------------------------------------------------
  DIRECTLY
-----------------------------
 Through Your Investment      Contact your investment representative
----------------------------- ---------------------------------------------------------------------
  Representative
-----------------------------
 By Telephone /               o To speak with an investor services representative 1-800-222-
 Electronic Funds Transfer      8222 or use the automated phone system 1-800-368-7550.
-----------------------------
(EFT)
-----------------------------
                              o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                market funds, and next day for all other WELLS FARGO ADVANTAGE
                                FUNDS.
                              o Transfers made to a Wells Fargo Bank Account are made
                                available sooner than transfers to an unaffiliated institution.
                              o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.
                              ---------------------------------------------------------------------
 By Wire                      o To arrange for a Federal Funds wire, call 1-800-222-8222.
----------------------------- o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                              o Redemption proceeds are usually wired to the financial
                                intermediary the following business day.
                              ---------------------------------------------------------------------
 By Internet                  Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                    Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                              53051.

----------------------------- ---------------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.


   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts


                                                           HOW TO SELL SHARES 43
      with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


 44 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds' policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to


                                                       HOW TO EXCHANGE SHARES 45
discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds' policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


 46 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords


                                                             ACCOUNT POLICIES 47
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 48 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.



TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Funds, however, generally do not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                        TAXES 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


C&B MID CAP VALUE FUND
INSTITUTIONAL CLASS/4/ SHARES - COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                                        OCT. 31,      OCT. 31,
 FOR THE PERIOD ENDED:                                   2005           2004
 NET ASSET VALUE, BEGINNING OF PERIOD                 $     18.91   $     18.52
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              (0.02)         0.02
  Net realized and unrealized gain (loss)
   on investments                                            2.57          0.37
                                                      -----------   -----------
  Total from investment operations                           2.55          0.39
                                                      -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                   0.00          0.00
  Distributions from net realized gain                      (0.58)         0.00
                                                      -----------   -----------
  Total from distributions                                  (0.58)         0.00
                                                      -----------   -----------
 NET ASSET VALUE, END OF PERIOD                       $     20.88   $     18.91
                                                      ===========   ===========
 TOTAL RETURN/1/                                            13.71%         2.11%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                    $    63,705   $    17,376
  Ratios to average net assets/2/:
  Ratio of expenses to average net assets                    0.90%         0.90%
  Ratio of net investment income (loss)
   to average net assets                                     0.07%         0.40%
  Portfolio turnover rate                                      30%           31%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses./2,3/                                            0.94%         0.96%

1 Total return calculations do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
2  Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ration in the absence of any waivers and/or reimbursements.
4  Formerly named the Select Class.

 50 FINANCIAL HIGHLIGHTS

DISCOVERY FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON AUGUST 31, 2006
For a share outstanding throughout each period

                                                    AUG. 31, 2006 -
 FOR THE PERIOD:                                    OCT. 31, 2006
 NET ASSET VALUE, BEGINNING OF PERIOD              $
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)
  Net realized and unrealized gain (loss)
   on investments
                                                   ----------------
  Total from investment operations
                                                   ----------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income
  Distributions from net realized gain
                                                   ----------------
  Total distributions
                                                   ----------------
 NET ASSET VALUE, END OF PERIOD                    $
                                                   ================
 TOTAL RETURN/1/
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets
  Ratio of net investment income (loss)
   to average net assets
  Portfolio turnover rate
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,3/

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are annualized.
2 During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 51

ENTERPRISE FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON JUNE 30, 2003
For a share outstanding throughout each period

                                               OCTOBER 31,      OCTOBER 31,     DECEMBER 31,     DECEMBER 31,
 FOR THE PERIOD ENDED:                            2006            2005/5/           2004            2003/3/
 NET ASSET VALUE, BEGINNING OF PERIOD                         $        25.30   $        21.87   $        18.34
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.10)/6/        (0.11)/6/            (0.06)
  Net realized and unrealized gain (loss)
   on investments                                                       0.75             3.54             3.59
                                                              --------------   --------------   --------------
  Total from investment operations                                      0.65             3.43             3.53
                                                              --------------   --------------   --------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                              0.00             0.00             0.00
  Distributions from net realized gain                                  0.00             0.00             0.00
                                                              --------------   --------------   --------------
  Total distributions                                                   0.00             0.00             0.00
                                                              --------------   --------------   --------------
 NET ASSET VALUE, END OF PERIOD                               $        25.95   $        25.30   $        21.87
                                                              ==============   ==============   ==============
 TOTAL RETURN/1/                                                        2.57%           15.68%           19.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $       15,780   $        7,126   $        2,114
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                               0.88%            0.83%            0.97%
  Ratio of net investment income (loss)
   to average net assets                                               (0.47)%          (0.47)%          (0.67)%
  Portfolio turnover rate                                                116%             184%             261%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,4/                                                        0.97%            0.88%            1.18%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  For the period from June 30, 2003 (commencement of class) to December 31,
   2003.
4  Ratios shown for periods of less than one year are annualized.
5  The Fund changed its fiscal year end from December 31 to October 31.
6  Calculated based upon average shares outstanding.

 52 FINANCIAL HIGHLIGHTS

MID CAP DISCIPLINED FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                               OCT. 31,     OCT. 31,
 FOR THE PERIOD ENDED:                          2006         2005
 NET ASSET VALUE, BEGINNING OF PERIOD                   $     21.84
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.07/3/
  Net realized and unrealized gain (loss)
   on investments                                              1.37
                                                        -----------
  Total from investment operations                             1.44
                                                        -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                     0.00
  Distributions from net realized gain                         0.00
                                                        -----------
  Total distributions                                          0.00
                                                        -----------
 NET ASSET VALUE, END OF PERIOD                         $     23.28
                                                        ===========
 TOTAL RETURN/1/                                               6.59%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $   116,867
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                      0.88%
  Ratio of net investment income (loss) to
   average net assets                                          0.53%
  Portfolio turnover rate                                        94%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,4/                                               0.92%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Calculated based upon average shares outstanding.
4  Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 53

SMALL CAP DISCIPLINED FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                              OCT. 31,     OCT. 31,
 FOR THE PERIOD ENDED:                          2006         2005
 NET ASSET VALUE, BEGINNING OF PERIOD                     $     15.99
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   0.00
  Net realized and unrealized gain (loss)
   on investments                                                0.10
                                                          -----------
  Total from investment operations                               0.10
                                                          -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                       0.00
  Distributions from net realized gain                           0.00
                                                          -----------
  Total distributions                                            0.00
                                                          -----------
 NET ASSET VALUE, END OF PERIOD                           $     16.09
                                                          ===========
 TOTAL RETURN/1/                                                 0.63%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $     2,162
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets                        0.58%
  Ratio of net investment income (loss) to
   average net assets                                            0.08%
  Portfolio turnover rate                                          56%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,3/                                                 1.10%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Ratios shown for periods of less than one year are annualized.

 54 FINANCIAL HIGHLIGHTS

SMALL/MID CAP VALUE FUND
INSITUTIONAL CLASS SHARES-COMMENCED ON AUGUST 31, 2006
For a share outstanding throughout each period

                                                     AUG. 31 -
 FOR THE PERIOD:                                  OCT. 31, 2006
 NET ASSET VALUE, BEGINNING OF PERIOD              $
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)
  Net realized and unrealized gain (loss)
   on investments
  Total from investment operations
 LESS DISTRIBUTIONS:
  Distributions from net investment income
  Distributions from net realized gain
  Total distributions
 NET ASSET VALUE, END OF PERIOD                    $
 TOTAL RETURN/1/
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                 $
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets
  Ratio of net investment income (loss) to
   average net assets
  Portfolio turnover rate
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,3/

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 55

SMALL CAP GROWTH FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                       OCT. 31,      OCT. 31,      SEPT. 30,
 FOR THE PERIOD ENDED:                                   2006        2005/5/         2005
 NET ASSET VALUE, BEGINNING OF PERIOD                              $     12.61   $     11.10
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (0.01)    (0.04)/4/
  Net realized and unrealized gain (loss)
   on investments                                                        (0.34)         1.55
                                                                   -----------   -----------
  Total from investment operations                                       (0.35)         1.51
                                                                   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                0.00          0.00
  Distributions from net realized gain                                    0.00          0.00
                                                                   -----------   -----------
  Total distributions                                                     0.00          0.00
                                                                   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                                    $     12.26   $     12.61
                                                                   ===========   ===========
 TOTAL RETURN/1/                                                         (2.78)%       13.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $    31,430   $    31,416
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets                                 0.90%         0.92%
  Ratio of net investment income (loss) to
   average net assets                                                    (0.77)%       (0.65)%
  Portfolio turnover rate                                                   10%          149%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,3/                                                          1.11%         1.15%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Ratios shown for periods of less than one year are annualized.
4  Calculated based upon average shares outstanding.
5  The Fund changed its fiscal year end from September 30 to October 31.

 56 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100956 12-06
                                                              126LCIT/P104 12-06
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                                 Investor Class

WELLS FARGO ADVANTAGE FUNDSSM -  SMALL AND MID CAP STOCK FUNDS



Discovery Fund


Enterprise Fund


Mid Cap Disciplined Fund


Opportunity Fund


Small Cap Disciplined Fund


Small/Mid Cap Value Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                                         3
Discovery Fund                                               4
Enterprise Fund                                              8
Mid Cap Disciplined Fund                                    12
Opportunity Fund                                            16
Small Cap Disciplined Fund                                  20
Small/Mid Cap Value Fund                                    24
Description of Principal Investment Risks                   28




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



About Wells Fargo Funds Trust                               31
The Investment Adviser                                      31
The Sub-Adviser and Portfolio Managers                      31
Dormant Multi-Manager Arrangement                           34




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES


Pricing Fund Shares                                         35
How to Open an Account                                      36
How to Buy Shares                                           37
How to Sell Shares                                          39
How to Exchange Shares                                      42
Account Policies                                            44




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                                               46
Taxes                                                       47
Financial Highlights                                        48
For More Information                                   Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

DISCOVERY FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
12/31/1987
INVESTOR CLASS:
Ticker: STDIX

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's total assets in equity securities of small- and medium- capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we survey a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation, which we define as the value of the company (I.E. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 DISCOVERY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                                DISCOVERY FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Discovery Fund was organized as the successor fund to the Strong Discovery Fund.


[GRAPHIC APPEARS HERE]




                               Calendar Year Total Returns for the Investor Class/1/
                                               as of 12/31 each year
 1997       1998       1999       2000       2001         2002        2003        2004       2005       2006
10.85%      7.04%      5.28%      3.97%      4.17%       -12.12%     38.34%      15.69%      7.24%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                             1 YEAR           5 YEARS         10 YEARS
 INVESTOR CLASS/1/
    Returns Before Taxes                                                  x.xx%            x.xx%            x.xx%
    Returns After Taxes on Distributions/2/                               x.xx%            x.xx%            x.xx%
    Returns After Taxes on Distributions and Sale of Fund Shares/2/       x.xx%            x.xx%            x.xx%
 RUSSELL 2500TM GROWTH INDEX/3/                                           x.xx%            x.xx%            x.xx%
  (reflects no deduction for expenses or taxes)

1 The Investor Class incepted on December 31, 1987. Performance shown for the periods prior to April 11, 2005, reflect the performance of the Investor Class shares of the Strong Discovery Fund, its predecessor fund.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 6 DISCOVERY FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases          None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                      None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                        0.75%
  Distribution (12b-1) Fees                                 0.00%
  Other Expenses/2/                                         x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                      X.XX%
  Fee Waivers                                               x.xx%
  NET EXPENSES/3/                                           1.38%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year              $     xxx
   3 Years             $     xxx
   5 Years             $     xxx
  10 Years             $     xxx


                                                                DISCOVERY FUND 7

ENTERPRISE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Sunjay Goel, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
09/30/1998
INVESTOR CLASS:
Ticker: SENTX

INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we survey a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation, which we define as the value of the company (I.E., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 ENTERPRISE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                               ENTERPRISE FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Enterprise Fund was organized as the successor fund to the Strong Enterprise Fund.


[GRAPHIC APPEARS HERE]




                          Calendar Year Total Returns for the Investor Class/1/
                                          as of 12/31 each year
   1999              2000         2001         2002        2003        2004       2005       2006
 187.83%/2/         -29.77%      -21.96%      -28.18%     36.98%      14.55%      8.62%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                             1 YEAR           5 YEAR         LIFE OF FUND/1/
 INVESTOR CLASS/1/
  Returns Before Taxes                                                    x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                                 x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/         x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX/3/                                 x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Investor Class shares incepted on September 30, 1998. Performance prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Enterprise Fund, its predecessor fund. Returns shown for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth index. You cannot invest directly in an index.


 10 ENTERPRISE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases               None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                           None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                             0.75%
  Distribution (12b-1) Fees                                      0.00%
  Other Expenses/2/                                              x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                           X.XX%
  Fee Waivers                                                    x.xx%
  NET EXPENSES/3/                                                1.57%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                $   xxx
   3 Years               $   xxx
   5 Years               $   xxx
  10 Years               $   xxx


                                                              ENTERPRISE FUND 11

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Robert J. Costomiris, CFA



FUND INCEPTION:
12/31/1998
INVESTOR CLASS:
Ticker: SMCDX

INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index. The market capitalization range of the Russell Midcap Index (Reg. TM) was $xx million to $xx billion, as of September xx, 2006, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 MID CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     MID CAP DISCIPLINED FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Mid Cap Disciplined Fund was organized as the successor fund to the Strong Mid Cap Disciplined Fund.


[GRAPHIC APPEARS HERE]




                     Calendar Year Total Returns for the Investor Class/1/
                                     as of 12/31 each year
 1999        2000        2001         2002        2003        2004       2005       2006
35.20%      22.80%      12.41%       -11.78%     40.66%      21.18%      7.92%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                          1 YEAR           5 YEAR         LIFE OF FUND/1/
 INVESTOR CLASS/1/
  Returns Before Taxes                                                  x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                               x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/       x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX/3/                                x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Investor Class shares incepted on December 31, 1998. Performance shown for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, its predecessor fund. Returns for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value index. You cannot invest directly in an index.


 14 MID CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge                                           None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                           None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                             0.75%
  Distribution (12b-1) Fees                                      0.00%
  Other Expenses/2/                                              x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                           X.XX%
  Fee Waivers                                                    x.xx%
  NET EXPENSES/3/                                                1.31%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                $   xxx
   3 Years               $   xxx
   5 Years               $   xxx
  10 Years               $   xxx


                                                     MID CAP DISCIPLINED FUND 15

OPPORTUNITY FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Ann M. Miletti
Richard T. Weiss



FUND INCEPTION:
12/31/1985
INVESTOR CLASS:
Ticker: SOPFX

INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o   at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index. The range of the Russell
Midcap (Reg. TM) Index was $xx million to $xx billion respectively, as of September 30, 2006, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We invest in equity securities of medium-capitalization companies that we believe are under-priced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.


We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 16 OPPORTUNITY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                             OPPORTUNITY FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Opportunity Fund was organized as the successor fund to the Strong Opportunity Fund.


[GRAPHIC APPEARS HERE]




                                 Calendar Year Total Returns for the Investor Class/1/
                                                 as of 12/31 each year
 1997        1998        1999       2000        2001         2002        2003        2004       2005       2006
23.45%      15.49%      33.39%      8.57%       -4.80%      -26.95%     37.46%      17.62%      7.22%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                                     1 YEAR           5 YEAR          10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes                                                            x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/                                         x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/                 x.xx%            x.xx%            x.xx%
 RUSSELL MIDCAP (Reg. TM) INDEX/3/                                                x.xx%            x.xx%            x.xx%
  (reflects no deduction for expenses or taxes)

1 The Investor Class shares incepted on December 31, 1985. Performance shown for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Opportunity Fund, its predecessor fund.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Index measures the performance of the 800 smallest companies in the Russell 1000 (Reg. TM) Index, which represent approximately 25% of the total market capitalization of the Russell 1000 (Reg. TM) Index. You cannot invest directly in an index.


 18 OPPORTUNITY FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases               None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                           None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                             0.75%
  Distribution (12b-1) Fees                                      0.00%
  Other Expenses/2/                                              x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                           X.XX%
  Fee Waivers                                                    x.xx%
  NET EXPENSES/3/                                                1.35%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $ xxx
   3 Years                 $ xxx
   5 Years                 $ xxx
  10 Years                 $ xxx


                                                             OPPORTUNITY FUND 19

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Robert J. Costomiris, CFA



FUND INCEPTION:
03/28/2002
INVESTOR CLASS:
Ticker: SCOVX

INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $xx million to $xx billion, as of September xx, 2006 and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security it is forced out of the portfolio by a better idea, or when sentiment improves significantly.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 20 SMALL CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                   SMALL CAP DISCIPLINED FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Small Cap Disciplined Fund was organized as the successor fund to the Strong Small Cap Disciplined Fund.


[GRAPHIC APPEARS HERE]




  Calendar Year Total Returns for the Investor
                    Class/1/
             as of 12/31 each year
 2003        2004        2005       2006
62.53%      27.04%       -0.64%     x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                         1 YEAR           5 YEAR         LIFE OF FUND/1/
 INVESTOR CLASS/1/
  Returns Before Taxes                                                x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                             x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/     x.xx%            x.xx%              x.xx%
 RUSSELL 2000 (Reg. TM) VALUE INDEX/3/                                x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Investor Class shares incepted on March 28, 2002. Performance shown for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Small Cap Disciplined Fund, its predecessor fund. Returns for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000 (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 22 SMALL CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases               None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                           None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                             0.90%
  Distribution (12b-1) Fees                                      0.00%
  Other Expenses/2/                                              x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                           X.XX%
  Fee Waivers                                                    x.xx%
  NET EXPENSES/3/                                                1.49%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $ xxx
   3 Years                 $ xxx
   5 Years                 $ xxx
  10 Years                 $ xxx


                                                   SMALL CAP DISCIPLINED FUND 23

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
I. Charles Rinaldi



FUND INCEPTION:
03/28/2002
INVESTOR CLASS:
Ticker: SMMVX

INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and


o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $xx million to $xx billion, as of September xx, 2006, and is expected to change frequently. As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 24 SMALL/MID CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     SMALL/MID CAP VALUE FUND 25

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Small/Mid Cap Value Fund was organized as the successor fund to the Strong Small/Mid Cap Value Fund.


[GRAPHIC APPEARS HERE]




  Calendar Year Total Returns for the Investor
                    Class/1/
             as of 12/31 each year
 2003        2004        2005       2006
58.44%      19.37%      13.32%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                            1 YEAR           5 YEAR         LIFE OF FUND/1/
 INVESTOR CLASS/1/
  Returns Before Taxes                                                   x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                                x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/        x.xx%            x.xx%              x.xx%
 RUSSELL 2500TM VALUE INDEX/3/                                           x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Investor Class shares incepted on March 28, 2002. Performance shown for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Small/Mid Cap Value Fund, its predecessor fund. Returns for the Class and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 26 SMALL/MID CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases               None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                           None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                             0.90%
  Distribution (12b-1) Fees                                      0.00%
  Other Expenses/2/                                              x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                           X.XX%
  Fee Waivers                                                    x.xx%
  NET EXPENSES/3/                                                1.49%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $  xxx
   3 Years                $  xxx
   5 Years                $  xxx
  10 Years                $  xxx


                                                     SMALL/MID CAP VALUE FUND 27

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.


ACTIVE TRADING RISK  Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK   When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                     Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                     Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK     The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                     For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 28 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK       Foreign securities include American Depository Receipts (ADRs) and similar investments, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).
                              ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depository receipts to any capital gains or dividends from the foreign company stocks underlying the depository receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                              ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the direct investment.
                              Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Their prices may be more volatile than those of other types of stocks, particularly over the short term. Growth stocks may be more expensive relative to their current earnings or assets compared to the values or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.
ISSUER RISK                   The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK                 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK                A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK               We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 29

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK         Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES   Securities of smaller companies tend to be more volatile and less liquid than larger company
RISK                         stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


 30 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 31


=============================
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, located at
525 Market Street, San Francisco, CA 94105, is the sub-adviser for all of the Funds in this Prospectus. Accordingly, Wells
Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital
Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
ROBERT J. COSTOMIRIS, CFA     Mr. Costomiris is responsible for managing the Mid Cap Disciplined Fund, which he has
Mid Cap Disciplined Fund      managed since 2001, and the Small Cap Disciplined Fund, which he has managed since
Small Cap Disciplined Fund    2002. Mr. Costomiris joined Wells Capital Management in 2005 as a value portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with
                              Strong Capital Management, Inc. since 2001. Education: B.S., Chemical Engineering,
                              University of Pennsylvania; M.B.A., Finance and Accounting, University of Chicago
                              Graduate School of Business.
SUNJAY GOEL, CFA              Mr. Goel is jointly responsible for managing the Enterprise Fund, which he has
Enterprise Fund               managed since 2005. Mr. Goel joined Wells Capital Management in 2005. Prior to that, he was with Strong Capital Management, Inc. (SCM) since 2000, where he served as research analyst for the software, internet services, transportation, and cyclical growth sectors. Education: B.S., Computer and Electrical Engineering, Purdue University; M.B.A.,
                              Finance, Indiana University.
JAMES M. LEACH, CFA           Mr. Leach is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund                managed since 2003. Mr. Leach joined Wells Capital Management as a portfolio manager in 2005. Prior to joining Wells Capital Management, he was with Strong
                              Capital Management, Inc. (SCM) where he was a portfolio manager of institutional mid-cap equity accounts from 2000-2003. In October 2003, he was named co-portfolio manager of the Discovery Fund. Education: B.S., Mechanical Engineering, University of
                              California at Santa Barbara; M.B.A., Finance, New York University-Stern School of
                              Business.
ANN M. MILETTI                Ms. Miletti is jointly responsible for managing the Opportunity Fund, which she has
Opportunity Fund              managed, along with its predecessor fund, since 2001. Ms. Miletti joined Wells Capital
                              Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                              Management, she was with Strong Capital Management, Inc. (SCM) since 1991. From
                              August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.A., Education, University of Wisconsin.
THOMAS J. PENCE, CFA          Mr. Pence is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund                managed since 2001, and the Enterprise Fund, which he has managed since 2000. Mr.
Enterprise Fund               Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                              Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                              Inc. (SCM) since October 2000. Education: B.S., Business, Indiana University; M.B.A.,
                              Finance, University of Notre Dame.
I. CHARLES RINALDI            Mr. Rinaldi is responsible for managing the Small/Mid Cap Value Fund, which he has
Small/Mid Cap Value Fund      managed, along with its predecessor fund, since 1997. Mr. Rinaldi joined Wells Capital
                              Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining
                              Wells Capital Management, he was a portfolio manager with Strong Capital
                              Management, Inc. (SCM) since 1997. Education: B.A., Biology, St. Michael's College;
                              M.B.A., Finance, Babson College.

 32 ORGANIZATION AND MANAGEMENT OF THE FUNDS

RICHARD T. WEISS   Mr. Weiss is jointly responsible for managing the Opportunity Fund, which he has
Opportunity Fund   managed, along with its predecessor, since 1991. Mr.Weiss joined Wells Capital
                   Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                   Management, he was a portfolio manager with Strong Capital Management (SCM)
                   since 1991, and Vice Chairman of Strong Financial Corporation, SCM's parent corporation, since 2001. Prior to joining SCM he was a partner with Stein Roe &
                   Farnham, where he began his investment career as a research analyst in 1975.
                   Education: B.S., Business Administration, University of Southern California; M.B.A.,
                   Business Administration, Harvard Graduate School of Business Administration.

===================


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 33

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.


 34 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


                                                          PRICING FUND SHARES 35

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;


   o through a brokerage account with an approved selling agent; or


   o through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).


SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


 36 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.


 MINIMUM INVESTMENTS           INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
----------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts               $2,500                                             $100
 Automatic Investment Plans        $50                                              $50
 IRAs, IRA rollovers, Roth      $1,000                                             $100
  IRAs
 UGMA/UTMA accounts             $1,000                                              $50
 Employer Sponsored             no minimum                                        no minimum
 Retirement Plans

 BUYING SHARES                 OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment       Contact your investment representative             Contact your investment
 Representative                                                                   representative
----------------------------- -------------------------------------------------- --------------------------------------
 By Mail                       o Complete and sign your account                   o Fill out the deposit slip from
                                 application.                                       your account statement. If you
                               o Mail the application with your check made          do not have a slip, include a
                                 payable to the Fund to Investor Services at:       note with your name, the Fund
                                                REGULAR MAIL                        name, and your account
                              --------------------------------------------------    number.
                                        WELLS FARGO ADVANTAGE FUNDS               o Mail the deposit slip or note
                                               P.O. Box 8266                        with your check made payable
                                           Boston, MA 02266-8266                    to the Fund to the address on
                                                                                    the left.
                                               OVERNIGHT ONLY
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
----------------------------- -------------------------------------------------- --------------------------------------
 By Telephone                  A new account may not be opened by                 To buy additional shares or to buy
                               telephone unless you have another Wells            shares of a new Fund call:
                               Fargo Advantage Fund account with your             o Investor Services at
                               bank information on file. If you do not              1-800-222-8222 or
                               currently have an account, refer to the section    o 1-800-368-7550 for the
                               on buying shares by mail or wire.                    automated phone system
----------------------------- -------------------------------------------------- --------------------------------------
 In Person                     Investors are welcome to visit the Investor        See instructions shown to the left.
                               Center in person to ask questions or conduct
                               any Fund transaction. The Investor Center is
                               located at 100 Heritage Reserve, Menomonee
                               Falls, Wisconsin 53051.
----------------------------- -------------------------------------------------- --------------------------------------

                                                            HOW TO BUY SHARES 37

 BUYING SHARES
----------------------------------------------------------------------------------------------------
                OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
-------------- --------------------------------------------- --------------------------------------
 By Wire        o Complete, sign and mail your account        To buy additional shares, instruct
                  application (refer to the section on buying your bank or financial institution to
                  shares by mail)                             use the same wire instructions
                                                              shown to the left.
                o Provide the following instructions to your
                  financial institution:
                State Street Bank & Trust
                Boston, MA
                Bank Routing Number: ABA 011000028
                Wire Purchase Account: 9905-437-1
                Attention: WELLS FARGO ADVANTAGE FUNDS
                (Name of Fund, Account
                Number and any applicable
                share class)
                Account Name: Provide your
                name as registered on the
                Fund account

-------------- --------------------------------------------- --------------------------------------
 By Internet    You may open an account on-line and fund      o To buy additional shares or buy
                your account with an Electronic Funds           shares of a new Fund, visit our
                Transfer from your bank account, by Federal     Web site at
                Wire, or by sending us a check. Visit           www.wellsfargo.com/
                www.wellsfargo.com/advantagefunds.              advantagefunds.
                                                              o Subsequent online purchases
                                                                have a minimum of $100 and a
                                                                maximum of $100,000.
-------------- --------------------------------------------- --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.


   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.


   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.


   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.


   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.


 38 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.



 SELLING SHARES           TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Minimum Redemption       $100 (or remainder of account balance)
------------------------- ---------------------------------------------------------------------
 Through Your Investment  Contact your investment representative
------------------------- ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                            dollar amount you wish to receive (or write "Full Redemption"
                            to redeem your remaining account balance) to the address
                            below.
                          o Make sure all account owners sign the request exactly as their names appear on the account application.
                          o A medallion guarantee may be required under certain
                            circumstances (see "General Notes for Selling Shares").
                                                       REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
------------------------- ----------------------------------------------------------------------
 By Wire                   o To arrange for a Federal Funds wire, call 1-800-222-8222.
                           o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                           o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                           o There is a $10 fee for each request.
------------------------- ----------------------------------------------------------------------
 By Internet               Visit our Web site at www.wellsfargo.com/advantagefunds.
                           Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
------------------------- ----------------------------------------------------------------------
 In Person                 Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                           53051.
------------------------- ----------------------------------------------------------------------

                                                           HOW TO SELL SHARES 39

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /              o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer     use the automated phone system 1-800-368-7550.
 (EFT)                       o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                               application or subsequently in writing.
                             o Redemption requests may not be made by phone if the
                               address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                             o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 30 days)
                               or transferred to a linked bank account.
                             o Transfers made to a Wells Fargo Bank account are made
                               available sooner than transfers to an unaffiliated institution.
                             o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                               market funds, and next day for all other WELLS FARGO ADVANTAGE
                               FUNDS.
                             o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                             NOTE: Telephone transactions such as redemption requests
                             made over the phone generally require only one of the
                             account owners to call unless you have instructed us
                             otherwise.
--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.


   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o WIRE FEES. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.


   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.


 40 HOW TO SELL SHARES

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 30 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.


                                                           HOW TO SELL SHARES 41

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. Investor Class shares may be exchanged for Class Z shares, as long as you meet the eligibility requirements for investment in Class Z shares. See the Class Z prospectus for details.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds' policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds


 42 HOW TO EXCHANGE SHARES

Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds' policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


                                                       HOW TO EXCHANGE SHARES 43

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.


o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.


o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.


o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.


It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


 44 ACCOUNT POLICIES

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


                                                             ACCOUNT POLICIES 45

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.


o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.


o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.


o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.


 46 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Funds, however, generally do not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                        TAXES 47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


DISCOVERY FUND
INVESTOR CLASS SHARES-COMMENCED ON DECEMBER 31, 1987
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                                               2006       2005/4/        2004           2003       2002
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $21.53       $19.73       $14.42       $16.84
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                     (0.17)       (0.21)       (0.12)       (0.06)
  Net realized and unrealized gain (loss) on investments                            0.45         3.22         5.64        (1.91)
                                                                                --------     --------     ---------    --------
  Total from investment operations                                                  0.28         3.01         5.52        (1.97)
                                                                                --------     --------     ---------    --------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                          0.00         0.00        (0.00)/3/     0.00
  Distributions from net realized gain                                             (0.97)       (1.21)       (0.21)       (0.45)
                                                                                --------     --------     -----------  --------
  Total distributions                                                              (0.97)       (1.21)       (0.21)       (0.45)
                                                                                --------     --------     -----------  --------
 NET ASSET VALUE, END OF PERIOD                                                   $20.84       $21.53       $19.73       $14.42
                                                                                ========     ========     ===========  ========
 TOTAL RETURN/1/                                                                    1.68%       15.69%       38.34%      (12.12)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $199,313     $191,181    $166,793     $133,361
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                                           1.39%        1.40%        1.43%        1.46%
  Ratio of net investment income (loss) to average net assets                      (1.00)%      (1.11)%      (0.67)%      (0.38)%
  Portfolio turnover rate                                                            110%         171%         302%         420%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2,5/                                                1.55%        1.44%        1.47%        1.50%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Amount calculated is less than $0.005.
4  The Fund changed its fiscal year-end from December 31 to October 31.
5  Ratios shown for periods of less than one year are annualized.

 48 FINANCIAL HIGHLIGHTS

ENTERPRISE FUND
INVESTOR CLASS SHARES-COMMENCED ON SEPTEMBER 30, 1998
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                                              2006        2005/3/        2004         2003         2002
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $24.95       $21.78       $15.90       $22.14
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                    (0.25)/4/    (0.34)       (0.30)       (0.28)
  Net realized and unrealized gain (loss) on investments                           0.73         3.51         6.18        (5.96)
                                                                                -----------  --------     --------     --------
  Total from investment operations                                                 0.48         3.17         5.88        (6.24)
                                                                                -----------  --------     --------     --------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                          0.00         0.00         0.00         0.00
  Distributions from net realized gain                                              0.00         0.00         0.00         0.00
                                                                                -----------  --------     --------     --------
  Total distributions                                                               0.00         0.00         0.00         0.00
                                                                                -----------  --------     --------     --------
 NET ASSET VALUE, END OF                                                          $25.43       $24.95       $21.78       $15.90
                                                                                ===========  ========     ========     ========
  PERIOD
 TOTAL RETURN/1/                                                                    1.92%       14.55%       36.98%      (28.18)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $196,077      $260,212     $249,221    $224,182
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                                           1.65%        1.85%        1.80%        1.96%
  Ratio of net investment income (loss) to average net assets                      (1.23)%      (1.51)%      (1.44)%      (1.51)%
  Portfolio turnover rate                                                            116%         184%         261%         377%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2,5/                                                1.69%        1.89%        1.96%        2.02%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  The Fund changed its fiscal year-end from December 31, to October 31.
4  Calculated based upon average shares outstanding.
5  Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 49

MID CAP DISCIPLINED FUND
INVESTOR CLASS SHARES-COMMENCED ON DECEMBER 31, 1998
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                                              2006        2005/4/       2004         2003          2002
 NET ASSET VALUE, BEGINNING OF PERIOD                                              $22.34      $20.13       $14.85       $17.42
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                       0.00/5,6/   0.06         0.02         0.01
  Net realized and unrealized gain (loss) on investments                             1.07        4.00         5.99        (2.06)
                                                                                ---------    --------     --------     ---------
  Total from investment operations                                                   1.07        4.06         6.01        (2.05)
                                                                                ---------    --------     --------     ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                           0.00       (0.05)       (0.02)        0.00
  Distributions from net realized gain                                              (0.18)      (1.80)       (0.71)       (0.52)
                                                                                ---------    --------     --------     ---------
  Total distributions                                                               (0.18)      (1.85)       (0.73)       (0.52)
                                                                                ---------    --------     --------     ---------
 NET ASSET VALUE, END OF PERIOD                                                    $23.23      $22.34       $20.13       $14.85
                                                                                =========    ========     ========     =========
 TOTAL RETURN/1/                                                                     4.83%      21.18%       40.66%      (11.78)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                               $535,900    $676,333     $314,764     $155,411
  Ratios to average net assets:/7/
  Ratio of expenses to average net assets                                            1.34%       1.30%        1.45%        1.47%
  Ratio of net investment income (loss) to average net assets                        0.02%       0.36%        0.13%        0.09%
  Portfolio turnover rate                                                              94%         62%         252%         431%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2,7/                                                 1.51%       1.35%        1.49%        1.48%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Amount calculated is less than $0.005.
4  The Fund changed its fiscal year-end from December 31 to October 31.
5  Amount calculated is less than $0.005.
6  Calculated based upon average shares outstanding.
7  Ratios shown for periods of less than one year are annualized.

 50 FINANCIAL HIGHLIGHTS

OPPORTUNITY FUND
INVESTOR CLASS SHARES-COMMENCED ON DECEMBER 31, 1985
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                                              2006        2005/2/       2004         2003         2002
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $46.40        $39.45       $28.70       $39.29
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                     (0.10)/3/     (0.26)       (0.14)       (0.08)
  Net realized and unrealized gain (loss) on investments                            0.99          7.21        10.89       (10.51)
                                                                                -----------   --------     --------     ---------
  Total from investment operations                                                  0.89          6.95        10.75       (10.59)
                                                                                -----------   --------     --------     ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                          0.00          0.00         0.00         0.00
  Distributions from net realized gain                                              0.00          0.00         0.00         0.00
                                                                                -----------   --------     --------     ---------
  Total distributions                                                               0.00          0.00         0.00         0.00
                                                                                -----------   --------     --------     ---------
 NET ASSET VALUE, END OF                                                          $47.29        $46.40       $39.45       $28.70
                                                                                ===========   ========     ========     =========
  PERIOD
 TOTAL RETURN/1/                                                                    1.92%        17.62%       37.46%      (26.95)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                            $1,938,610    $2,389,496   $2,709,452   $2,506,990
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                                           1.36%         1.35%        1.40%        1.40%
  Ratio of net investment income (loss) to average net assets                      (0.46)%       (0.55)%      (0.43)%      (0.23)%
  Portfolio turnover rate                                                             35%           42%          60%          71%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/4,5/                                                1.46%         1.39%        1.42%        1.41%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2  The Fund changed its fiscal year-end from December 31 to October 31.
3  Calculated based upon average shares outstanding.
4  Ratios shown for periods of less than one year are annualized.
5 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


                                                         FINANCIAL HIGHLIGHTS 51

SMALL CAP DISCIPLINED FUND
INVESTOR CLASS SHARES-COMMENCED ON MARCH 28, 2002
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                                              2006        2005/5/       2004         2003        2002/3/
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $16.70       $13.91       $9.12       $10.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                    (0.07)       (0.06)      (0.05)        (0.05)
  Net realized and unrealized gain (loss) on investments                          (0.38)        3.75        5.71         (0.83)
                                                                                --------     --------     -------      -------
  Total from investment operations                                                (0.45)        3.69        5.66         (0.88)
                                                                                --------     --------     -------      -------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                          0.00         0.00        0.00         0.00
  Distributions from net realized gain                                             (0.21)       (0.90)      (0.87)        0.00
                                                                                --------     --------     -------      --------
  Total distributions                                                              (0.21)       (0.90)      (0.87)        0.00
                                                                                --------     --------     -------      --------
 NET ASSET VALUE, END OF PERIOD                                                   $16.04       $16.70      $13.91        $9.12
                                                                                ========     ========     =======      =======
 TOTAL RETURN/1/                                                                   (2.71)%      27.04%      62.53%       (8.80)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $172,013     $135,287     $39,549       $7,871
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                                           1.62%        1.59%       1.71%        1.95%
  Ratio of net investment income (loss) to average net assets                      (0.57)%      (0.55)%     (0.89)%      (0.98)%
  Portfolio turnover rate                                                             56%          41%        156%         201%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2, 4/                                               1.73%        1.65%       1.89%        2.55%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  For the period from March 28, 2002 (commencement of class) to December 31,
   2002.
4  Ratios shown for periods of less than one year are annualized.
5  The Fund changed its fiscal year-end from December 31 to October 31.

 52 FINANCIAL HIGHLIGHTS

SMALL MID/CAP VALUE FUND
INVESTOR CLASS SHARES-COMMENCED ON MARCH 28, 2002
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                                              2006        2005/5/        2004         2003       2002/3/
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $13.83       $12.01       $7.58       $10.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                     (0.08)       (0.13)      (0.03)       (0.04)
  Net realized and unrealized gain (loss) on investments                            1.22         2.43        4.46        (2.38)
                                                                                --------     --------     --------     --------
  Total from investment operations                                                  1.14         2.30         4.43        (2.42)
                                                                                --------     --------     --------     --------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                          0.00        (0.00)        0.00         0.00
  Distributions from net realized gain                                             (0.35)       (0.48)        0.00         0.00
                                                                                --------     --------     --------     --------
  Total distributions                                                              (0.35)       (0.48)        0.00         0.00
                                                                                --------     --------     --------     --------
 NET ASSET VALUE, END OF PERIOD                                                   $14.62       $13.83       $12.01        $7.58
                                                                                ========     ========     ========     ========
 TOTAL RETURN/1/                                                                    8.45%       19.37%       58.44%      (24.20)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                               $37,526      $17,678       $8,725       $2,509
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                                           1.70%        1.76%        1.80%        1.92%
  Ratio of net investment income (loss) to average net assets                      (1.01)%      (1.30)%      (0.55)%      (0.74)%
  Portfolio turnover rate                                                             80%         133%         132%         108%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2,4/                                                1.95%        2.06%        2.86%        3.56%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  For the period from March 28, 2002 (commencement of class) to December 31,
   2002.
4  Ratios shown for periods of less than one year are annualized.
5  The Fund changed its fiscal year-end from December 31 to October 31.

                                                         FINANCIAL HIGHLIGHTS 53

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100957 12-06
                                                              126LCIV/P106 12-06
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                              Administrator Class

WELLS FARGO ADVANTAGE FUNDSSM -  SMALL AND MID CAP STOCK FUNDS

C&B Mid Cap Value Fund


Discovery Fund


Enterprise Fund


Mid Cap Disciplined Fund


Opportunity Fund


Small Cap Disciplined Fund

Small Cap Growth Fund


Small Cap Opportunities Fund


Small/Mid Cap Value Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                           3
C&B Mid Cap Value Fund                         4
Discovery Fund                                 8
Enterprise Fund                               12
Mid Cap Disciplined Fund                      16
Opportunity Fund                              20
Small Cap Disciplined Fund                    24
Small Cap Growth Fund                         28
Small Cap Opportunities Fund                  32
Small/Mid Cap Value Fund                      36
Description of Principal Investment Risks     40




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



About Wells Fargo Funds Trust               43
The Investment Adviser                      43
The Sub-Advisers and Portfolio Managers     43
Dormant Multi-Manager Arrangement           46




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES


Pricing Fund Shares             47
How to Buy Shares               49
How to Sell Shares              51
How to Exchange Shares          53
Account Policies                55




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                   57
Taxes                           57
Financial Highlights            58
For More Information            Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Cooke & Bieler, L.P.



PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA



FUND INCEPTION:
02/18/1998
ADMINISTRATOR CLASS:
Ticker: CBMIX

INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 C&B MID CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        C&B MID CAP VALUE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


The C&B Mid Cap Value Fund was organized as the successor fund to the C&B Mid Cap Value Portfolio. The predecessor C&B portfolio was reorganized into the Wells Fargo Funds effective at the close of business on July 26, 2004.


[GRAPHIC APPEARS HERE]




                  Calendar Year Total Returns for the Administrator Class/1/
                                     as of 12/31 each year
 1999        2000        2001        2002        2003        2004       2005       2006
-0.19%      41.03%      25.16%      -9.50%      38.99%      11.08%      6.22%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                         1 YEAR           5 YEAR         LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                                x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                             x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/     x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX/3/                              x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Administrator Class shares incepted on July 26, 2004. Performance shown for the periods prior to July 26, 2004, reflects the performance of the Fund's Class D shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Returns shown for the Class and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value index. You cannot invest directly in an index.


 6 C&B MID CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases        None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                    None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.15%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                        C&B MID CAP VALUE FUND 7

DISCOVERY FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
12/31/1987
ADMINISTRATOR CLASS:
Ticker: WFDDX

INVESTMENT OBJECTIVE
The Discovery Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's total assets in equity securities of small- and medium- capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we survey a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation, which we define as the value of the company (I.E. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 DISCOVERY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                                DISCOVERY FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Discovery Fund was organized as the successor fund to the Strong Discovery Fund.


[GRAPHIC APPEARS HERE]




                             Calendar Year Total Returns for the Administrator Class/1/
                                               as of 12/31 each year
 1997       1998       1999       2000       2001         2002        2003        2004       2005       2006
10.85%      7.04%      5.28%      3.97%      4.17%      -12.12%      38.34%      15.69%      7.24%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR          10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                              x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%            x.xx%
 RUSSELL 2500TM GROWTH INDEX/3/                                     x.xx%            x.xx%            x.xx%
  (reflects no deduction for expenses or taxes)

1 The Administrator Class shares incepted on April 11, 2005. Performance shown reflects the performance of the Investor Class shares and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares incepted on December 31, 1987 and are not offered in this prospectus. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares returns would be as the shares are invested in the same portfolio of securities and their returns differ only to the extent that the Classes do not have the same expenses.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3 The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 10 DISCOVERY FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                        None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.15%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                               DISCOVERY FUND 11

ENTERPRISE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Sunjay Goel, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
09/30/1998
ADMINISTRATOR CLASS:
Ticker: SEPKX

INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we survey a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation, which we define as the value of the company (I.E., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 ENTERPRISE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                              ENTERPRISE FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Enterprise Fund was organized as the successor fund to the Strong Enterprise Fund.


[GRAPHIC APPEARS HERE]




                       Calendar Year Total Returns for the Administrator Class/1/
                                          as of 12/31 each year
   1999              2000         2001         2002        2003        2004       2005       2006
 187.83%/4/        -29.77%      -21.96%      -28.00%      37.89%      15.38%      9.11%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR           5 YEAR         LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                               x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX/3/                            x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Administrator Class shares incepted on August 30, 2002. Performance shown prior to April 11, 2005, reflects the performance of the Class K shares of the Strong Enterprise Fund, its predecessor fund, and for the periods prior to August 30, 2002, reflects the performance of the Investor Class shares of the predecessor fund. Returns shown for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth index. You cannot invest directly in an index.
4 The Enterprise Fund's calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such a favorable return can be consistantly achieved.


 14 ENTERPRISE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases         None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                     None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.15%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                              ENTERPRISE FUND 15

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Robert J. Costomiris, CFA



FUND INCEPTION:
12/31/1998
ADMINISTRATOR CLASS:
Ticker: WFMDX

INVESTMENT OBJECTIVE
The Mid Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies which we define as securities of companies with market capitalizations within the range of the Russell Midcap (Reg. TM) Index. The market capitalization range of the Russell Midcap Index (Reg. TM) was $xx million to $xx billion, as of September xx, 2006, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security is forced out of the portfolio by a better idea, or when sentiment improves significantly. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 16 MID CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     MID CAP DISCIPLINED FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Mid Cap Disciplined Fund was organized as the successor fund to the Strong Mid Cap Disciplined Fund.


[GRAPHIC APPEARS HERE]




                   Calendar Year Total Returns for the Administrator Class/1/
                                     as of 12/31 each year
 1999        2000        2001         2002        2003        2004       2005       2006
35.20%      22.80%      12.41%       -11.78%     40.66%      21.18%      7.92%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR         LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                              x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%              x.xx%
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX/3/                            x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Administrator Class shares incepted on April 11, 2005. Performance shown for periods prior to inception, reflects the performance of the Fund's Investor Class shares and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class returns are substantially similar to what Administrator Class shares returns would be as the shares are invested in the same portfolio of securities and the returns differ only to the extent that the classes do not have the same expenses. Returns for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value index. You cannot invest directly in an index.


 18 MID CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                        None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.15%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                     MID CAP DISCIPLINED FUND 19

OPPORTUNITY FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Ann M. Miletti
Richard T. Weiss



FUND INCEPTION:
12/31/1985
ADMINISTRATOR CLASS:
Ticker: WOFDX

INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index. The range of the Russell
Midcap (Reg. TM) Index was $xx million to $xx billion respectively, as of September 30, 2006, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We invest in equity securities of medium-capitalization companies that we believe are under-priced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.


We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 20 OPPORTUNITY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                             OPPORTUNITY FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Opportunity Fund was organized as the successor fund to the Strong Large Company Growth Fund and the Strong Endeavor Fund.


[GRAPHIC APPEARS HERE]




                              Calendar Year Total Returns for the Administrator Class/1/
                                                 as of 12/31 each year
 1997        1998        1999       2000        2001         2002        2003        2004       2005       2006
23.45%      15.49%      33.39%      8.57%       -4.80%      -26.88%     37.77%      17.86%      7.40%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR          10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                               x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%            x.xx%
 RUSSELL MIDCAP (Reg. TM) INDEX/3/                                   x.xx%            x.xx%            x.xx%
  (reflects no deduction for expenses or taxes)

1 The Administrator Class shares incepted on August 30, 2002. Performance shown for periods prior to April 11, 2005, reflects the performance of the Class K shares of the Strong Opportunity Fund, its predecessor fund, and for periods prior to August 30, 2002, reflects the performance of the Investor Class shares of the predecessor fund.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Index measures the performance of the 800 smallest companies in the Russell 1000 (Reg. TM) Index, which represent approximately 25% of the total market capitalization of the Russell 1000 (Reg. TM) Index. You cannot invest directly in an index.


 22 OPPORTUNITY FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases           None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                       None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.04%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                             OPPORTUNITY FUND 23

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Robert J. Costomiris, CFA



FUND INCEPTION:
03/28/2002
ADMINISTRATOR CLASS:
Ticker: WFSDX

INVESTMENT OBJECTIVE
The Small Cap Disciplined Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in small-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define small-capitalization companies as companies whose market capitalizations are substantially similar to those of companies in the Russell 2500TM Index. The range of the Russell 2500TM Index was $xx million to $xx billion, as of September xx, 2006 and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the potential upside reward as well as the potential downside risk in order to arrive at a reward/risk profile for every company considered. Lastly, we seek to buy these companies at the right time, which is typically when the prevailing market sentiment is low. We believe buying securities of a company when the prevailing sentiment is low allows us to limit the potential downside risk and allows us to participate in the potential upside price appreciation if the business fundamentals of the company improve. We consider selling a security when it appreciates to our target price without changes to the fundamentals of the underlying company, when the fundamentals deteriorate, when the security it is forced out of the portfolio by a better idea, or when sentiment improves significantly.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 24 SMALL CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                   SMALL CAP DISCIPLINED FUND 25

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Small Cap Disciplined Fund was organized as the successor fund to the Strong Small Cap Disciplined Fund.


[GRAPHIC APPEARS HERE]




Calendar Year Total Returns for the Administrator
                    Class/1/
             as of 12/31 each year
 2003        2004        2005       2006
62.53%      27.04%       -0.64%     x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEAR         LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                              x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%              x.xx%
 RUSSELL 2000 (Reg. TM) VALUE INDEX/3/                              x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Administrator Class shares incepted on April 11, 2005. Performance shown for periods prior to inception, reflects the performance of the Investor Class shares of its predecessor fund and includes expenses that are not applicable to and are higer than those of Administrator Class shares. Returns for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000 (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 26 SMALL CAP DISCIPLINED FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases          None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                      None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.90%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.20%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $     xxx
   3 Years       $     xxx
   5 Years       $     xxx
  10 Years       $     xxx


                                                   SMALL CAP DISCIPLINED FUND 27

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts



FUND INCEPTION:
07/13/1990
ADMINISTRATOR CLASS:
Ticker: WMNIX

INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 28 SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        SMALL CAP GROWTH FUND 29

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


The Small Cap Growth Fund was organized as the successor fund to the Montgomery Small Cap Fund. The predecessor Montgomery Fund was reorganized into the WELLS FARGO ADVANTAGE FUNDS effective at the close of business on June 6, 2003.


[GRAPHIC APPEARS HERE]




                               Calendar Year Total Returns for the Administrator Class/1/
                                                 as of 12/31 each year
 1997        1998        1999         2000       2001         2002        2003        2004       2005       2006
23.86%       -7.93%     55.81%       -25.14%     0.62%       -12.65%     48.02%      13.80%      6.30%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR           5 YEAR         LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                               x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%              x.xx%
 RUSSELL 2000 (Reg. TM) GROWTH INDEX/3/                              x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 Administrator Class shares incepted on June 9, 2003. Performance shown for periods prior to inception reflects the performance of the Class R shares of the predescessor fund, and includes fees and expenses that are not applicable to the Administrator Class shares.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2000 (Reg. TM) Growth Index measures the performance of those Russell 2000 (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 30 SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases      None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                  None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.90%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.20%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $    xxx
   3 Years       $    xxx
   5 Years       $    xxx
  10 Years       $    xxx


                                                        SMALL CAP GROWTH FUND 31

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Jenny B. Jones



FUND INCEPTION:
08/01/1993
ADMINISTRATOR CLASS:
Ticker: NVSOX
(THIS FUND IS CLOSED TO NEW INVESTORS.)

INVESTMENT OBJECTIVE
The Small Cap Opportunities Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies which we define as securities of companies with market capitalizations of $3 billion or less. This includes common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We use a bottom-up fundamental research-driven process in our stock selection. In selecting securities for the Fund, we seek to identify companies that either are rapidly growing (usually with relatively short operating histories) or emerging from a period of dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or other measures taken to narrow the gap between share price and takeover/asset value.


We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 32 SMALL CAP OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                 SMALL CAP OPPORTUNITIES FUND 33

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]




                               Calendar Year Total Returns for the Administrator Class/1/
                                                 as of 12/31 each year
 1997        1998        1999        2000        2001         2002        2003        2004       2005       2006
27.42%       -9.36%     13.82%      30.91%      12.94%       -18.94%     36.89%      25.83%      6.36%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06          1 YEAR           5 YEAR          10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                 x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/              x.xx%            x.xx%            x.xx%
  Returns After Taxes on                               x.xx%            x.xx%            x.xx%
Distributions and Sale of Fund Shares/2/
 RUSSEL 2000 (Reg. TM) INDEX/4/                        x.xx%            x.xx%            x.xx%
  (reflects no deduction for expenses or taxes)

1 The Administrator Class shares incepted on August 1, 1993. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown for periods prior to November 8, 1999, reflects the performance of the Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2000 (Reg. TM) Index measures the performance of the 2,000 smallest companies in the Russell 3000 (Reg. TM) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.


 34 SMALL CAP OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases                 None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                             None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                               0.90%
  Distribution (12b-1) Fees                                        0.00%
  Other Expenses/2/                                                x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                             X.XX%
  Fee Waivers                                                      x.xx%
  NET EXPENSES/3/                                                  1.20%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $       xxx
   3 Years       $       xxx
   5 Years       $       xxx
  10 Years       $       xxx


                                                 SMALL CAP OPPORTUNITIES FUND 35

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
I. Charles Rinaldi



FUND INCEPTION:
03/28/2002
ADMINISTRATOR CLASS:
Ticker: WWMDX

INVESTMENT OBJECTIVE
The Small/Mid Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and


o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $xx million to $xx billion, as of September xx, 2006, and is expected to change frequently. As a hedging strategy, the Fund may write put and call options,meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 36 SMALL/MID CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     SMALL/MID CAP VALUE FUND 37

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Small/Mid Cap Value Fund was organized as the successor fund to the Strong Small/Mid Cap Value Fund.


[GRAPHIC APPEARS HERE]




Calendar Year Total Returns for the Administrator
                    Class/1/
             as of 12/31 each year
 2003        2004        2005       2006
58.44%      19.37%      13.32%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                                   1 YEAR           5 YEAR         LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                                                          x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions/2/                                       x.xx%            x.xx%              x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/               x.xx%            x.xx%              x.xx%
 RUSSELL 2500TM VALUE INDEX/4/                                                  x.xx%            x.xx%              x.xx%
  (reflects no deduction for expenses or taxes)

1 The Administrator Class shares incepted on April 11, 2005. Performance shown for periods prior to inception reflects the performance of the Investor Class shares of its predecessor fund and includes expenses that are not applicable to and are higher than those of Administrator Class shares. Investor Class returns are substantially similar to what the Administrator Class returns would be because the shares are invested in the same portfolio of securities and the returns differ only to the extent that the classes do not have the same expenses. Returns for the Class and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

 38 SMALL/MID CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge                                             None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                             None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                               0.90%
  Distribution (12b-1) Fees                                        0.00%
  Other Expenses/2/                                                x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                             X.XX%
  Fee Waivers                                                      x.xx%
  NET EXPENSES/3/                                                  1.15%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $       xxx
   3 Years       $       xxx
   5 Years       $       xxx
  10 Years       $       xxx


                                                     SMALL/MID CAP VALUE FUND 39

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.


ACTIVE TRADING RISK  Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK   When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                     Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                     Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK     The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                     For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 40 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK       Foreign securities include American Depository Receipts (ADRs) and similar investments, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).
                              ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depository receipts to any capital gains or dividends from the foreign company stocks underlying the depository receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                              ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the direct investment.
                              Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
GROWTH STYLE INVESTMENT RISK  Growth stocks can perform differently from the market as a whole and from other types of stocks. Their prices may be more volatile than those of other types of stocks, particularly over the short term. Growth stocks may be more expensive relative to their current earnings or assets compared to the values or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.
ISSUER RISK                   The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK                 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK                A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK               We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 41

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
NON-DIVERSIFICATION RISK     Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                             "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                             of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK         Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES   Securities of smaller companies tend to be more volatile and less liquid than larger company
RISK                         stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


 42 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 43


=============================
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, located at
525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Discovery, Enterprise, Mid Cap Disciplined,
Opportunity, Small Cap Disciplined, Small Cap Growth and Small/Mid Cap Value Funds.. Accordingly, Wells Capital
Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
ROBERT J. COSTOMIRIS, CFA     Mr. Costomiris is responsible for managing the Mid Cap Disciplined Fund, which he has
Mid Cap Disciplined Fund      managed since 2001, and the Small Cap Disciplined Fund, which he has managed since
Small Cap Disciplined Fund    2002. Mr. Costomiris joined Wells Capital Management in 2005 as a value portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with
                              Strong Capital Management, Inc. since 2001. Education: B.S., Chemical Engineering,
                              University of Pennsylvania; M.B.A., Finance and Accounting, University of Chicago
                              Graduate School of Business.
SUNJAY GOEL, CFA              Mr. Goel is jointly responsible for managing the Enterprise Fund, which he has
Enterprise Fund               managed since 2005. Mr. Goel joined Wells Capital Management in 2005. Prior to that, he was with Strong Capital Management, Inc. (SCM) since 2000, where he served as research analyst for the software, internet services, transportation, and cyclical growth sectors. Education: B.S., Computer and Electrical Engineering, Purdue University; M.B.A.,
                              Finance, Indiana University.
JAMES M. LEACH, CFA           Mr. Leach is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund                managed since 2003. Mr. Leach joined Wells Capital Management as a portfolio manager in 2005. Prior to joining Wells Capital Management, he was with Strong
                              Capital Management, Inc. (SCM) where he was a portfolio manager of institutional mid-cap equity accounts from 2000-2003. In October 2003, he was named co-portfolio manager of the Discovery Fund. Education: B.S., Mechanical Engineering, University of
                              California at Santa Barbara; M.B.A., Finance, New York University-Stern School of
                              Business.
ANN M. MILETTI                Ms. Miletti is jointly responsible for managing the Opportunity Fund, which she has
Opportunity Fund              managed, along with its predecessor fund, since 2001. Ms. Miletti joined Wells Capital
                              Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                              Management, she was with Strong Capital Management, Inc. (SCM) since 1991. From
                              August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.A., Education, University of Wisconsin.
THOMAS J. PENCE, CFA          Mr. Pence is jointly responsible for managing the Discovery Fund, which he has
Discovery Fund                managed since 2001, and the Enterprise Fund, which he has managed since 2000. Mr.
Enterprise Fund               Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining
                              Wells Capital Management, he was a portfolio manager at Strong Capital Management,
                              Inc. (SCM) since October 2000. Education: B.S., Business, Indiana University; M.B.A.,
                              Finance, University of Notre Dame.
JEROME "CAM" PHILPOTT, CFA    Mr. Philpott is jointly responsible for managing the Small Cap Growth Fund, which has
Small Cap Growth Fund         managed, along with its predecessor fund, since 1993. He joined joined Wells Capital
                              Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                              Management, Mr. Philpott was a portfolio manager with Montgomery Asset
                              Management, (Montgomery) which he joined in 1991 as an analyst for the Small Cap
                              Equity team. Education: B.A., Economics, Washington and Lee University; M.B.A., Darden
                              School - University of Virginia.

 44 ORGANIZATION AND MANAGEMENT OF THE FUNDS

I. CHARLES RINALDI         Mr. Rinaldi is responsible for managing the Small/Mid Cap Value Fund, which he has
Strategic Small Cap Value  managed, along with its predecessor fund, since 1997. Mr. Rinaldi joined Wells Capital
  Fund                     Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining
                           Wells Capital Management, he was a portfolio manager with Strong Capital
                           Management, Inc. (SCM) since 1997. Education: B.A., Biology, St. Michael's College;
                           M.B.A., Finance, Babson College.
STUART ROBERTS             Mr. Roberts is jointly responsible for managing the Small Cap Growth Fund, which he
Small Cap Growth Fund      has managed, along with its predecessor, since its inception in1990. Mr. Roberts joined
                           Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                           Management, he was a senior portfolio manager with Montgomery Asset
                           Management (Montgomery) for the Small Cap Growth Fund. Prior to joining
                           Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset
                           Management, where he was responsible for three separate growthoriented small-cap mutual funds. Education: B.A., Economics, Bowdoin College; M.B.A., University of
                           Colorado.
RICHARD T. WEISS           Mr. Weiss is jointly responsible for managing the Opportunity Fund, which he has
Opportunity Fund           managed, along with its predecessor, since 1991. Mr.Weiss joined Wells Capital
                           Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                           Management, he was a portfolio manager with Strong Capital Management (SCM)
                           since 1991, and Vice Chairman of Strong Financial Corporation, SCM's parent corporation, since 2001. Prior to joining SCM he was a partner with Stein Roe &
                           Farnham, where he began his investment career as a research analyst in 1975.
                           Education: B.S., Business Administration, University of Southern California; M.B.A.,
                           Business Administration, Harvard Graduate School of Business Administration.

===========================


COOKE & BIELER, L.P. (Cooke & Bieler), a Pennsylvania limited partnership, is located at 1700 Market Street, Philadelphia, PA
19103. Cooke & Bieler is the sub-adviser for the C&B Mid Cap Value Fund. Accordingly, Cooke & Bieler is responsible for the day-to-day investment management activities of the C&B Mid Cap Value Fund. Cooke & Bieler is a registered investment adviser that provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.
KERMIT S. ECK, CFA            Mr. Eck is jointly responsible for managing the C&B Mid Cap Value Fund, which he has
C&B Mid Cap Value Fund        managed, along with its predecessor, since 1998. Mr. Eck joined Cooke & Bieler in 1980, left in 1984, and returned in 1992. He currently serves as a Partner, Portfolio Manager and Research Analyst. Education: B.S., Computer Science, Montana State University;
                              M.B.A., Stanford University.
DAREN C. HEITMAN, CFA         Mr. Heitman is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Large Cap Value Fund      has managed since 2005. Mr. Heitman joined Cooke & Bieler in 2005 as a portfolio manager. Prior to that, Mr. Heitman was with Schneider Capital Management as a senior analyst from 2000 until 2005. Education: B.S., Finance, Iowa State University;
                              M.B.A., University of Chicago.
MICHAEL M. MEYER, CFA         Mr. Meyer is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Meyer joined Cooke & Bieler in 1993 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Davidson
                              College; M.B.A., Wharton School of Business.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 45

JAMES R. NORRIS           Mr. Norris is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund    has managed since 1998. Mr. Norris joined Cooke & Bieler in 1998 where he is currently a partner, portfolio manager and research analyst. Education: B.S., Management,
                          Guilford College; M.B.A., University of North Carolina.
EDWARD W. O'CONNOR, CFA   Mr. O'Connor is jointly responsible for managing the C&B Mid Cap Value Fund, which
C&B Mid Cap Value Fund    he has managed since 2002. Mr. O'Connor joined Cooke & Bieler in 2002, where he is currently a partner, portfolio manager and research analyst. Prior to joining Cooke &
                          Bieler, Mr. O'Connor was with Cambiar Investors where he served as an equity analyst and portfolio manager and participated in Cambiar's 2001 management buyout.
                          Education: B.A., Economics and Philosophy, Colgate University; M.B.A., University of
                          Chicago.
R. JAMES O'NEIL, CFA      Mr. O'Neil is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund    has managed since 1998. Mr. O'Neil joined Cooke & Bieler in 1988 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Colby
                          College; M.B.A., Harvard School of Business.
MEHUL TRIVEDI, CFA        Mr. Trivedi is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund    has managed since 1998. He joined Cooke & Bieler in 1998, where he is currently a partner, portfolio manager and research analyst. Education: B.A., International
                          Relations, University of Pennsylvania; B.S., Economics, Wharton School of Business;
                          M.B.A., Wharton School of Business.



=============================
SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.(Schroder), located at 875 Third Avenue, 22nd floor, New York, NY
10019, is the investment sub-adviser for the Small Cap Opportunities Fund and in this capacity is responsible for the day-to-day investment activities of the Fund. Schroder provides investment services to company retirement plans, foundations, endowments, trust companies and high net worth individuals.
JENNY B. JONES                Ms. Jones is responsible for managing the Small Cap Opportunities Fund, which she
Small Cap Opportunities Fund  has managed since 2003. She joined Schroder in 2002. Prior to that time, she served as
                              Executive Director with Morgan Stanley, where she began in 1996, and was responsible for the management of several Small Cap and Small-Mid Special Value Funds.
                              Education: B.A., Yale University; M.B.A., Finance, New York University.

==============================

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.


 46 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


                                                          PRICING FUND SHARES 47

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


 48 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

o Employee benefit plan programs that have at least $10 million in plan assets;


o Broker-dealer managed account or wrap programs that charge an asset-based fee;


o Registered investment adviser mutual fund wrap programs that charge an asset-based fee;


o  Internal Revenue Code Section 529 college savings plan accounts;


o Fund of Funds advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/ and WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS/SM/);


o Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;


o  Institutions who invest a minimum initial amount of $1 million in a Fund;
and


o Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.



 INSTITUTIONS PURCHASING     OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
 SHARES DIRECTLY
--------------------------- ----------------------------------------------- ------------------------------------
 Through Your Investment     Contact your investment representative          Contact your investment
 Representative                                                              representative
--------------------------- ----------------------------------------------- ------------------------------------
 By Telephone or Internet    A new account may not be opened by              To buy additional shares or to buy
                             telephone or internet unless the institution    shares in a new Fund:
                             has another Wells Fargo Advantage Fund          o Call Investor Services at 1-800-
                             account. If the institution does not currently  222-8222 or
                             have an account, contact your investment        o Call 1-800-368-7550 for the
                             representative.                                 automated phone system or
                                                                             o visit our Web site at
                                                                             www.wellsfargo.com/
                                                                             advantagefunds
--------------------------- ----------------------------------------------- ------------------------------------

                                                            HOW TO BUY SHARES 49

 INSTITUTIONS PURCHASING OPENING AN ACCOUNT                   ADDING TO AN ACCOUNT
------------ ----------------------------------------------- ---------------------------------------
 SHARES DIRECTLY
------------ ----------------------------------------------- --------------------------------------
 By Wire      o Complete and sign the Administrator Class     To buy additional shares, instruct
              account application                             your bank or financial institution to
              o Call Investor Services at 1-800-222-8222 for  use the same wire instructions
              faxing instructions                             shown to the left.
              o Use the following wiring instructions:
              State Street Bank & Trust
              Boston, MA
              Bank Routing Number: ABA 011000028
              Wire Purchase Account: 9905-437-1
              Attention: WELLS FARGO ADVANTAGE FUNDS
              (Name of Fund, Account
              Number )
              Account Name: Provide your
              name as registered on the
              Fund account
------------ ----------------------------------------------- --------------------------------------
 In Person    Investors are welcome to visit the Investor     See instructions shown to the left.
              Center in person to ask questions or conduct
              any Fund transaction. The Investor Center is
              located at 100 Heritage Reserve, Menomonee
              Falls, Wisconsin 53051.
------------ ----------------------------------------------- --------------------------------------

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:


o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.


o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.


o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.


o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.


o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.


o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.


 50 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.



 INSTITUTIONS SELLING SHARES   TO SELL SOME OR ALL OF YOUR SHARES
----------------------------- ---------------------------------------------------------------------
  DIRECTLY
-----------------------------
 Through Your Investment       Contact your investment representative
----------------------------- ---------------------------------------------------------------------
  Representative
-----------------------------
 By Telephone /                o To speak with an investor services representative 1-800-222-
 Electronic Funds Transfer     8222 or use the automated phone system 1-800-368-7550.
 (EFT)                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                               market funds, and next day for all other WELLS FARGO ADVANTAGE
                               FUNDS.
                               o Transfers made to a Wells Fargo Bank Account are made
                               available sooner than transfers to an unaffiliated institution.
                               o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                               NOTE: Telephone transactions such as redemption requests
                               made over the phone generally require only one of the
                               account owners to call unless you have instructed us
                               otherwise.
----------------------------- ---------------------------------------------------------------------
 By Wire                       o To arrange for a Federal Funds wire, call 1-800-222-8222.
                               o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                               o Redemption proceeds are usually wired to the financial
                               intermediary the following business day.
----------------------------- ---------------------------------------------------------------------
 By Internet                   Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                     Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                               53051.
----------------------------- ---------------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.


   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts


                                                           HOW TO SELL SHARES 51
     with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


 52 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds' policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to


                                                       HOW TO EXCHANGE SHARES 53
discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds' policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


 54 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords


                                                             ACCOUNT POLICIES 55
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


 56 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.



TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Funds, however, generally do not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                        TAXES 57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


C&B MID/CAP VALUE FUND
ADMINISTRATOR CLASS/4/ SHARES-COMMENCED ON JULY 26, 2004
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     OCT. 31,
 FOR THE PERIOD ENDED:                                              2006         2005         2004
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $   18.90    $   18.52
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                      (0.03)        0.00
  Net realized and unrealized gain (loss) on investments                             2.53         0.38
                                                                                ---------    ---------
  Total from investment operations                                                   2.50         0.38
                                                                                ---------    ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                           0.00         0.00
  Distributions from net realized gain                                              (0.58)        0.00
                                                                                ---------    ---------
  Total from distributions                                                          (0.58)        0.00
                                                                                ---------    ---------
 NET ASSET VALUE, END OF PERIOD                                                 $   20.82    $   18.90
                                                                                =========    =========
 TOTAL RETURN/1/                                                                    13.39%        2.05%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $ 118,690    $  81,232
  Ratios to average net assets:/2/
  Ratio of expenses to average net assets                                            1.10%        1.15%
  Ratio of net investment income (loss) to average net assets                       (0.12)%       0.03%
  Portfolio turnover rate                                                              30%          31%
  Ratio of expenses to average net assets prior to waived fees and
   reimbursed expenses./2,3/                                                         1.13%        1.17%

1 Total return calculations do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2  Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ration in the absence of any waivers and/or reimbursements.
4  Formerly named the Institutional Class.

 58 FINANCIAL HIGHLIGHTS

DISCOVERY FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,
 FOR THE PERIOD ENDED:                                              2006         2005
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $      19.17
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                         (0.05)
  Net realized and unrealized gain (loss) on investments                                1.77
                                                                                ------------
  Total from investment operations                                                      1.72
                                                                                ------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                              0.00
  Distributions from net realized gain                                                  0.00
                                                                                ------------
  Total distributions                                                                   0.00
                                                                                ------------
 NET ASSET VALUE, END OF PERIOD                                                 $      20.89
                                                                                ============
 TOTAL RETURN/1/                                                                        8.97%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $      5,043
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets                                               1.13%
  Ratio of net investment income (loss) to average net assets                          (0.76)%
  Portfolio turnover rate                                                                110%
  Ratio of expenses to average net assets prior to waived fees and
   reimbursed expenses/2,3/                                                             1.24%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are annualized.
2 During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 59

ENTERPRISE FUND
ADMINISTRATOR CLASS/5/ SHARES-COMMENCED ON AUGUST 30, 3002
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                                              2006        2005/6/       2004         2003        2002/3/
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $  25.36     $  21.98     $  15.94     $  16.32
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                     (0.14)/7/    (0.19)       (0.10)       (0.04)
  Net realized and unrealized gain (loss) on investments                            0.73         3.57         6.14        (0.34)
                                                                                -----------  --------     --------     --------
  Total from investment operations                                                  0.59         3.38         6.04        (0.38)
                                                                                -----------  --------     --------     --------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                          0.00         0.00         0.00         0.00
  Distributions from net realized gain                                              0.00         0.00         0.00         0.00
                                                                                -----------  --------     --------     --------
  Total distributions                                                               0.00         0.00         0.00         0.00
                                                                                -----------  --------     --------     --------
 NET ASSET VALUE, END OF PERIOD                                                 $  25.95     $  25.36     $  21.98     $  15.94
                                                                                ===========  ========     ========     ========
 TOTAL RETURN/1/                                                                    2.33%       15.38%       37.89%       (2.33)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $  3,290     $ 12,499     $ 34,204     $  3,930
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                                           1.15%        1.14%        1.16%        1.14%
  Ratio of net investment income (loss) to average net assets                      (0.64)%      (0.83)%      (0.82)%      (0.63)%
  Portfolio turnover rate                                                            116%         184%         261%         377%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2,4/                                                1.23%        1.34%        1.30%        1.32%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3 For the period from August 30, 2002 (commencement of class) to December 31, 2002.
4  Ratios shown for periods of less than one year are annualized.
5  Formerly named Class K.
6  The Fund changed its fiscal year end from December 31 to October 31.
7  Calculated based upon average shares outstanding.

 60 FINANCIAL HIGHLIGHTS

MID CAP DISCIPLINED FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,
 FOR THE PERIOD ENDED:                                              2006         2005
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $   21.84
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                       0.05/3/
  Net realized and unrealized gain (loss) on investments                             1.36
                                                                                ----------
  Total from investment operations                                                   1.41
                                                                                ----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                            0.00
  Distributions from net realized gain                                                0.00
                                                                                ----------
  Total distributions                                                                 0.00
                                                                                ----------
 NET ASSET VALUE, END OF PERIOD                                                 $    23.25
                                                                                ==========
 TOTAL RETURN/1/                                                                      6.46%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $   54,344
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                                             1.14%
  Ratio of net investment income (loss) to average net assets                         0.36%
  Portfolio turnover rate                                                               94%
  Ratio of expenses to average net assets prior to waived fees and
   reimbursed expenses/2,4/                                                           1.20%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Calculated based upon average shares outstanding.
4  Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 61

OPPORTUNITY FUND
ADMINISTRATOR CLASS/5/ SHARES-COMMENCED ON AUGUST 30, 2002
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                                              2006         2005/6/      2004         2003        2002/3/
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $   46.65    $  39.58     $  28.73     $  29.48
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                      (0.05)/7/   (0.14)       (0.06)        0.02
  Net realized and unrealized gain (loss) on investments                             1.01        7.21        10.91        (0.77)
                                                                                -----------  --------     --------     --------
  Total from investment operations                                                   0.96        7.07        10.85        (0.75)
                                                                                -----------  --------     --------     --------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                           0.00        0.00         0.00         0.00
  Distributions from net realized gain                                               0.00        0.00         0.00         0.00
                                                                                -----------  --------     --------     --------
  Total distributions                                                                0.00        0.00         0.00         0.00
                                                                                -----------  --------     --------     --------
 NET ASSET VALUE, END OF PERIOD                                                 $   47.61    $  46.65     $  39.58     $  28.73
                                                                                ===========  ========     ========     ========
 TOTAL RETURN/1/                                                                     2.06%      17.86%       37.77%       (2.54)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $ 131,102    $ 1,337      $   145      $   634
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                                            1.03%       1.15%        1.19%        1.16%
  Ratio of net investment income (loss) to average net assets                       (0.14)%     (0.35)%      (0.20)%      (0.21)%
  Portfolio turnover rate                                                              35%         42%          60%          71%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2,4/                                                 1.13%       1.27%        1.55%        1.22%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3 For the period from August 30, 2002 (commencement of class) to December 31, 2002.
4  Ratios shown for periods of less than one year are annualized.
5  Formerly named Class K.
6  The Fund changed its fiscal year end from December 31 to October 31.
7  Calculated based upon average shares outstanding.

 62 FINANCIAL HIGHLIGHTS

SMALL CAP DISCIPLINED FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                                   OCT. 31,       OCT. 31,
 FOR THE PERIOD ENDED:                                              2006          2005/4/
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $      15.99
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                         (0.01)
  Net realized and unrealized gain (loss) on investments                                0.09
                                                                                ------------
  Total from investment operations                                                      0.08
                                                                                ------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                              0.00
  Distributions from net realized gain                                                  0.00
                                                                                ------------
  Total distributions                                                                   0.00
                                                                                ------------
 NET ASSET VALUE, END OF PERIOD                                                 $      16.07
                                                                                ============
 TOTAL RETURN/1/                                                                        0.50%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $      1,141
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                                               1.24%
  Ratio of net investment income (loss) to average net assets                          (0.30)%
  Portfolio turnover rate                                                                 56%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2,3/                                                    1.45%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Ratios shown for periods of less than one year are annualized.
4  The Fund changed its fiscal year end from December 31 to October 31.

                                                         FINANCIAL HIGHLIGHTS 63

SMALL CAP GROWTH FUND
ADMINISTRATOR CLASS/7/ SHARES-COMMENCED ON JUNE 9, 2003
For a share outstanding throughout each period

                                                      OCT. 31,     OCT. 31,     SEPT. 30,    SEPT. 30,    SEPT. 30,    JUN. 30,
 FOR THE PERIOD ENDED:                                 2006        2005/7/        2005         2004        2003/4/      2003
 NET ASSET VALUE, BEGINNING OF PERIOD                              $  12.59     $  10.70     $   9.44     $  8.94      $  8.88
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.01)       (0.11)/6/    (0.21)      (0.02)        0.00
  Net realized and unrealized gain (loss) on
   investments                                                        (0.34)        2.19         1.47        0.52         0.06
                                                                   --------     -----------   -------     -------      -------
  Total from investment operations                                    (0.35)        2.08         1.26        0.50         0.06
                                                                   --------     -----------   -------     -------      -------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                             0.00         0.00         0.00        0.00         0.00
  Distributions from net realized gain                                 0.00        (0.19)        0.00        0.00         0.00
                                                                   --------     -----------   -------     -------      -------
  Total distributions                                                  0.00        (0.19)        0.00        0.00         0.00
                                                                   --------     -----------   -------     -------      -------
 NET ASSET VALUE, END OF PERIOD                                    $  12.24     $  12.59     $  10.70     $  9.44      $  8.94
                                                                   ========     ===========  ========     =======      =======
 TOTAL RETURN/1/                                                      (2.78)%      19.54%       13.35%       5.59%        0.67
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $ 53,953     $ 55,961     $ 33,309     $   335      $    14
  Ratios to average net assets:/2/
  Ratio of expenses to average net assets                              1.20%        1.20%        1.20%       1.20%        1.20%
  Ratio of net investment income (loss) to average
   net assets                                                         (1.07)%       0.94%       (1.20)%     (0.99)%      (1.06%)
  Portfolio turnover rate                                                10%         149%         171%         47%         169%
  Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/2, 3/                           1.38%        1.37%        1.54%       1.46%        1.28%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2  Ratios shown for periods of less than one year are annualized.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4  The Fund changed its fiscal year end from June 30 to September 30.
5  Calculated based upon average shares outstanding.
6  The Fund changed its fiscal year end from September 30 to October 31.
7  Formerly named the Institutional Class.

 64 FINANCIAL HIGHLIGHTS

SMALL CAP OPPORTUNITIES FUND
ADMINISTRATOR CLASS/5/ SHARES-COMMENCED ON AUGUST 15, 1996
For a share outstanding throughout each period

                                                      OCT. 31,     OCT. 31,     SEPT. 30,    SEPT. 30,    SEPT. 30,    EPT. 30,
 FOR THE PERIOD ENDED:                                 2006         2005/4/       2005         2004         2003        2002
 NET ASSET VALUE, BEGINNING OF PERIOD                             $  34.93     $  33.46     $  27.57     $  22.70     $  26.49
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.01)       (0.09)       (0.08)       (0.13)       (0.22)
  Net realized and unrealized
   gain (loss) on investments                                        (0.95)        6.05         6.93         6.32        (2.05)
                                                                  --------     --------     --------     --------     ---------
  Total from investment operations                                   (0.96)        5.96         6.85         6.19        (2.27)
                                                                  --------     --------     --------     --------     ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                            0.00         0.00         0.00         0.00         0.00
  Distributions from net realized gain                                0.00        (4.49)       (0.96)       (1.32)       (1.52)
                                                                  --------     --------     --------     --------     ---------
  Total distributions                                                 0.00        (4.49)       (0.96)       (1.32)       (1.52)
                                                                  --------     --------     --------     --------     ---------
 NET ASSET VALUE, END OF PERIOD                                   $  33.97     $  34.93     $  33.46     $  27.57     $  22.70
                                                                  ========     ========     ========     ========     =========
 TOTAL RETURN/1/                                                     (2.78)%      18.76%       25.25%       28.47%       (9.81%)
 RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000s)                              $704,714     $725,651     $534,600     $381,786     $294,880
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                             1.20%        1.20%        1.20%        1.20%        1.25%
  Ratio of net investment income (loss) to average
   net assets                                                        (0.35)%      (0.28)%      (0.27)%      (0.57)%      (0.81%)
  Portfolio turnover rate                                                7%         107%         113%         152%          97%
  Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2,5/                        1.33%        1.29%        1.30%        1.31%        1.27%

1 Total return calculations do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  The Fund changed its fiscal year end from September 30 to October 31.
4  Ratios shown for periods of less than one year are annualized.
5  Formerly named the Institutional Class.

                                                         FINANCIAL HIGHLIGHTS 65

SMALL/MID CAP VALUE FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                                   OCT. 31,     OCT. 31,
 FOR THE PERIOD ENDED:                                               2006       2005/4/
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $     13.22
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                         0.00
  Net realized and unrealized gain (loss) on investments                               1.43
                                                                                -----------
  Total from investment operations                                                     1.43
                                                                                -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                             0.00
  Distributions from net realized gain                                                 0.00
                                                                                -----------
  Total distributions                                                                  0.00
                                                                                -----------
 NET ASSET VALUE, END OF PERIOD                                                 $     14.65
                                                                                ===========
 TOTAL RETURN/1/                                                                      10.82%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $    31,613
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets                                              1.24%
  Ratio of net investment income (loss) to average net assets                         (0.18)%
  Portfolio turnover rate                                                                80%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/2,3/                                                   1.48%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3  Ratios shown for periods of less than one year are annualized.
4  The Fund changed its fiscal year end from September 30 to October 31.

 66 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100954 12-06
                                                              126LCAM/P103 12-06
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                                 Advisor Class

WELLS FARGO ADVANTAGE FUNDSSM -  SMALL AND MID CAP STOCK FUNDS



Enterprise Fund


Opportunity Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                              3
Enterprise Fund                                   4
Opportunity Fund                                  8
Description of Principal Investment Risks        12





--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



About Wells Fargo Funds Trust              15
The Investment Adviser                     15
The Sub-Adviser and Portfolio Managers     15
Dormant Multi-Manager Arrangement          16





--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES


Pricing Fund Shares             17
How to Buy Shares               19
How to Sell Shares              21
How to Exchange Shares          23
Account Policies                25




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                       27
Taxes                               27
Financial Highlights                28
For More Information        Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Fund offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

ENTERPRISE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Sunjay Goel, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
09/30/1998
ADVISOR CLASS:
Ticker: SENAX

INVESTMENT OBJECTIVE
The Enterprise Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we survey a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation, which we define as the value of the company (I.E., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 ENTERPRISE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                               ENTERPRISE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Enterprise Fund was organized as the successor fund to the Strong Enterprise Fund.


[GRAPHIC APPEARS HERE]




                          Calendar Year Total Returns for the Advisor Class/1/
                                          as of 12/31 each year
   1999              2000         2001         2002        2003        2004       2005       2006
 186.92%/4/        -29.95%      -22.15%      -28.04%     37.39%      14.92%      8.83%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                           1 YEAR      5 YEAR    LIFE OF FUND/1/
 ADVISOR CLASS/1/
  Returns Before Taxes                                                  x.xx%       x.xx%         x.xx%
  Returns After Taxes on Distributions/2/                               x.xx%       x.xx%         x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/       x.xx%       x.xx%         x.xx%
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX/3/                               x.xx%       x.xx%         x.xx%
   (reflects no deduction for expenses or taxes)

1 The Advisor Class shares incepted on February 24, 2000. Performance shown prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Enterprise Fund, its predecessor fund, adjusted to reflect Advisor Class expenses. Returns for the Class and the Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth index. You cannot invest directly in an index.
4 The Fund's calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not exepct that such favorable returns can be consistantly achieved.


 6 ENTERPRISE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases              None
     (AS A PERCENTAGE OF OFFERING PRICE)
  Maximum deferred sales charge (load)                          None
     (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.75%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.40%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $xxx
   3 Years       $xxx
   5 Years       $xxx
  10 Years       $xxx


                                                               ENTERPRISE FUND 7

OPPORTUNITY FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Ann M. Miletti
Richard T. Weiss



FUND INCEPTION:
12/31/1985
ADVISOR CLASS:
Ticker: SOPVX

INVESTMENT OBJECTIVE
The Opportunity Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap (Reg. TM) Index. The range of the Russell
Midcap (Reg. TM) Index was $xx million to $xx billion respectively, as of September 30, 2006, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We invest in equity securities of medium-capitalization companies that we believe are under-priced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.


We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 OPPORTUNITY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                              OPPORTUNITY FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Opportunity Fund was organized as the successor fund to the Strong Opportunity Fund.


[GRAPHIC APPEARS HERE]




                                 Calendar Year Total Returns for the Advisor Class/1/
                                                 as of 12/31 each year
 1997        1998        1999       2000        2001         2002        2003        2004       2005       2006
23.06%      15.13%      32.98%      8.21%       -5.08%      -27.11%     37.26%      17.39%      7.18%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1998      x.xx%
  Worst Quarter:      Q1    2001      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR          5 YEARS         10 YEARS
 ADVISOR CLASS/1/
    Returns Before Taxes                                              x.xx%            x.xx%            x.xx%
    Returns After Taxes on Distributions/2/                           x.xx%            x.xx%            x.xx%
    Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%            x.xx%
 RUSSELL MIDCAP (Reg. TM) INDEX/3/                                    x.xx%            x.xx%            x.xx%
    (reflects no deduction for expenses or taxes)

1 The Advisor Class shares incepted on February 24, 2000. Performance shown for periods prior to April 11, 2005, reflects the performance of the Advisor Class shares of the Strong Opportunity Fund, its predecessor fund, and for periods prior to February 24, 2000, reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Index measures the performance of the 800 smallest companies in the Russell 1000 (Reg. TM) Index, which represent approximately 25% of the total market capitalization of the Russell 1000 (Reg. TM) Index. You cannot invest directly in an index.


 10 OPPORTUNITY FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases              None
   (AS A PERCENTAGE OF OFFERING PRICE)
  Maximum deferred sales charge (load)                          None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)



 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                                 0.75%
  Distribution (12b-1) Fees                          0.75%
  Other Expenses/2/                                  x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES               X.XX%
  Fee Waivers                                        x.xx%
  NET EXPENSES/3/                                    1.29%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $xxx
   3 Years       $xxx
   5 Years       $xxx
  10 Years       $xxx


                                                             OPPORTUNITY FUND 11

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.


COUNTER-PARTY RISK  When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                    Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                    Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK    The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                    For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 12 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK  Foreign securities include American Depository Receipts (ADRs) and similar investments, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).
                         ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depository receipts to any capital gains or dividends from the foreign company stocks underlying the depository receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the direct investment.
                         Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK            Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK           A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 13

MARKET RISK                 The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
REGULATORY RISK             Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK        Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES  Securities of smaller companies tend to be more volatile and less liquid than larger company
RISK                        stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.


 14 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 15


=============================
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, located at 525
Market Street, San Francisco, CA 94105, is the sub-adviser for the Enterprise and Opportunity Funds. Accordingly, Wells
Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital
Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.
SUNJAY GOEL, CFA              Mr. Goel is jointly responsible for managing the Enterprise Fund, which he has
Enterprise Fund               managed since 2005. Mr. Goel joined Wells Capital Management in 2005. Prior to that, he was with Strong Capital Management, Inc. (SCM) since 2000, where he served as research analyst for the software, internet services, transportation, and cyclical growth sectors. Education: B.S., Computer and Electrical Engineering, Purdue University; M.B.A.,
                              Finance, Indiana University.
ANN M. MILETTI                Ms. Miletti is jointly responsible for managing the Opportunity Fund, which she has
Opportunity Fund              managed, along with its predecessor fund, since 2001. Ms. Miletti joined Wells Capital
                              Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                              Management, she was with Strong Capital Management, Inc. (SCM) since 1991. From
                              August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.A., Education, University of Wisconsin.
THOMAS J. PENCE, CFA          Mr. Pence is jointly responsible for managing the Enterprise Fund, which he has
Enterprise Fund               managed since 2000. Mr. Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager at
                              Strong Capital Management, Inc. (SCM) since October 2000. Education: B.S., Business,
                              Indiana University; M.B.A., Finance, University of Notre Dame.
RICHARD T. WEISS              Mr. Weiss is jointly responsible for managing the Opportunity Fund, which he has
Opportunity Fund              managed, along with its predecessor, since 1991. Mr.Weiss joined Wells Capital
                              Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                              Management, he was a portfolio manager with Strong Capital Management (SCM)
                              since 1991, and Vice Chairman of Strong Financial Corporation, SCM's parent corporation, since 2001. Prior to joining SCM he was a partner with Stein Roe &
                              Farnham, where he began his investment career as a research analyst in 1975.
                              Education: B.S., Business Administration, University of Southern California; M.B.A.,
                              Business Administration, Harvard Graduate School of Business Administration.

==============================

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.


 16 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


                                                          PRICING FUND SHARES 17

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


 18 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Advisor Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Advisor Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:



 MINIMUM INVESTMENTS                                  INITIAL PURCHASE          SUBSEQUENT PURCHASES
---------------------------                           ----------------          --------------------
 Regular accounts                                     $1,000                    $100
 IRAs, IRA rollovers, Roth IRAs                       $250                      $100
 Employer Sponsored Retirement Plans                  no minimum                no minimum

 INSTITUTIONS PURCHASING    OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
 SHARES DIRECTLY
--------------------------- ------------------------------------------------- ---------------------------------------
 Through Your Investment    Contact your investment representative            Contact your investment
 Representative                                                               representative
--------------------------- ------------------------------------------------- ---------------------------------------
 By Telephone or Internet   A new account may not be opened by                To buy additional shares or to buy
--------------------------- telephone or internet unless the institution      shares of a new Fund call:
                            has another Wells Fargo Advantage Fund            o Investor Services at
                            account. If the institution does not currently      1-800-222-8222 or
                            have an account, contact your investment          o 1-800-368-7550 for the
                            representative.                                     automated phone system
                            ------------------------------------------------- o or visit our Web site at
                                                                                www.wellsfargo.com/
                                                                                advantagefunds.
                                                                              ---------------------------------------
 By Wire                                                                      To buy additional shares, instruct
--------------------------- o Complete and sign your account                  your bank or financial institution to
                              application                                     use the same wire instructions
                            o Provide the following instructions to your      shown to the left.
                              financial institution:                            ---------------------------------------
                            State Street Bank & Trust
                            Boston, MA
                            Bank Routing Number: ABA 011000028
                            Wire Purchase Account: 9905-437-1
                            Attention: WELLS FARGO ADVANTAGE FUNDS
                            (Name of Fund, Account
                            Number )
                            Account Name: Provide your
                            name as registered on the
                            Fund account
                            -------------------------------------------------
 In Person                  Investors are welcome to visit the Investor       See instructions shown to the left.
                            Center in person to ask questions or conduct
                            any Fund transaction. The Investor Center is
                            located at 100 Heritage Reserve, Menomonee
                            Falls, Wisconsin 53051.

--------------------------- ------------------------------------------------- ---------------------------------------

                                                            HOW TO BUY SHARES 19

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Advisor Class shares on your behalf, you should understand the following:

o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.


o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Advisor Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.


o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.


o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.


o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.


o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.


 20 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Advisor Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.



 INSTITUTIONS SELLING SHARES  TO SELL SOME OR ALL OF YOUR SHARES
  DIRECTLY
----------------------------- ---------------------------------------------------------------------
 Through Your Investment      Contact your investment representative
  Representative
----------------------------- ---------------------------------------------------------------------
 By Telephone /               o To speak with an investor services representative 1-800-222-
 Electronic Funds Transfer      8222 or use the automated phone system 1-800-368-7550.
-----------------------------
(EFT)                         o Redemptions processed by EFT to a linked Wells Fargo Bank
-----------------------------   account occur same day for Wells Fargo Advantage money
                                market funds, and next day for all other WELLS FARGO ADVANTAGE
                                FUNDS.
                              o Transfers made to a Wells Fargo Bank Account are made
                                available sooner than transfers to an unaffiliated institution.
                              o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.


                              ---------------------------------------------------------------------
 By Wire                      o To arrange for a Federal Funds wire, call 1-800-222-8222.
----------------------------- o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                              o Redemption proceeds are usually wired to the financial
                                intermediary the following business day.
                              ---------------------------------------------------------------------
 By Internet                  Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                    Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                              53051.
 ----------------------------- ---------------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.


   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts


                                                           HOW TO SELL SHARES 21
      with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


 22 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds' policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to


                                                       HOW TO EXCHANGE SHARES 23
discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds' policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


 24 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords


                                                             ACCOUNT POLICIES 25
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


 26 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.



TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Funds, however, generally do not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                        TAXES 27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


ENTERPRISE FUND
ADVISOR CLASS SHARES-COMMENCED ON FEBRUARY 24, 2000
For a share outstanding throughout each period

                                              OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                          2006        2005/5/      2004          2003        2002
 NET ASSET VALUE, BEGINNING OF PERIOD                     $    25.04   $    21.79   $    15.86   $    22.04
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             (0.21)/6/    (0.27)/6/    (0.23)/6/        (0.24)
  Net realized and unrealized gain (loss)
   on investments                                               0.74         3.52         6.16        (5.94)
                                                          ----------   ----------   ----------   ----------
  Total from investment operations                              0.53         3.25         5.93        (6.18)
                                                          ----------   ----------   ----------   ----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                      0.00         0.00         0.00         0.00
  Distributions from net realized gain                          0.00         0.00         0.00         0.00
                                                          ----------   ----------   ----------   ----------
  Total distributions                                           0.00         0.00         0.00         0.00
                                                          ----------   ----------   ----------   ----------
 NET ASSET VALUE, END OF PERIOD                           $    25.57   $    25.04   $    21.79   $    15.86
                                                          ==========   ==========   ==========   ==========
 TOTAL RETURN/1/                                                2.12%       14.92%       37.39%      (28.04)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $    1,430   $    1,529   $    1,690   $    1,244
  Ratios to average net assets:/4/
  Ratio of expenses to average net assets                       1.45%        1.55%        1.50%        1.80%
  Ratio of net investment income (loss)
   to average net assets                                       (1.02)%      (1.22)%      (1.14)%      (1.33)%
  Portfolio turnover rate                                        116%         184%         261%         377%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,4/                                                1.49%        1.60%        1.53%        1.82%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3 For the period from February 24, 2000 (commencement of class) to December 31, 2000.
4    Ratios shown for periods of less than one year are annualized.
5    The Fund changed its fiscal year-end from December 31 to October 31.
6    Calculated based upon average shares outstanding.

 28 FINANCIAL HIGHLIGHTS

OPPORTUNITY FUND
ADVISOR CLASS SHARES-COMMENCED ON FEBRUARY 24, 2000
For a share outstanding throughout each period

                                            OCT. 31,     OCT. 31,     DEC. 31,     DEC. 31,     DEC. 31,
 FOR THE PERIOD ENDED:                        2006       2005/4/        2004         2003         2002
 NET ASSET VALUE, BEGINNING OF PERIOD                   $    45.71   $    38.94   $    28.37   $    38.92
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           (0.12)/5/        (0.34)   (0.19)/5/        (0.11)
  Net realized and unrealized
   gain (loss) on investments                                 0.98         7.11        10.76       (10.44)
                                                        ----------   ----------   ----------   ----------
  Total from investment operations                            0.86         6.77        10.57       (10.55)
                                                        ----------   ----------   ----------   ----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                    0.00         0.00         0.00         0.00
  Distributions from net realized gain                        0.00         0.00         0.00         0.00
                                                        ----------   ----------   ----------   ----------
  Total distributions                                         0.00         0.00         0.00         0.00
                                                        ----------   ----------   ----------   ----------
 NET ASSET VALUE, END OF PERIOD                         $    46.57   $    45.71   $    38.94   $    28.37
                                                        ==========   ==========   ==========   ==========
 TOTAL RETURN/1/                                              1.88%       17.39%       37.26%      (27.11)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $  119,986   $  137,439   $  140,500   $  103,924
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets                     1.40%        1.56%        1.55%        1.57%
  Ratio of net investment income (loss)
   to average net assets                                     (0.49)%      (0.76)%      (0.58)%      (0.38)%
  Portfolio turnover rate                                       35%          42%          60%          71%
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3,6/                                              1.42%        1.60%        1.56%        1.58%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 For the period from February 24, 2000 (commencement of class) to December 31, 2000.
3    Ratios shown for periods of less than one year are annualized.
4    The Fund changed its fiscal year-end from December 31 to October 31.
5    Calculated based upon average shares outstanding.
6 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                         FINANCIAL HIGHLIGHTS 29

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100955 12-06
                                                              126LCAV/P105 12-06
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                                    Class D

WELLS FARGO ADVANTAGE FUNDSSM -  SMALL AND MID CAP STOCK FUNDS



C&B Mid Cap Value Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                             3
C&B Mid Cap Value Fund                           4
Description of Principal Investment Risks        8





--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE FUND
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



About Wells Fargo Funds Trust                10
The Investment Adviser                       10
The Sub-Adviser and  Portfolio Managers      10
Dormant Multi-Manager  Arrangement           12





--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES


Pricing Fund Shares             13
How to Buy Shares               15
How to Sell Shares              17
How to Exchange Shares          19
Account Policies                21




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                 23
Taxes                         23
Financial Highlights          24
For More Information          Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about a Fund within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the Fund in this Prospectus is non-fundamental;
that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

o   what the Fund is trying to achieve; and


o   how we intend to invest your money.


This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Cooke & Bieler, L.P.



PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA



FUND INCEPTION:
02/18/1998
CLASS D:
Ticker: CBMDX

INVESTMENT OBJECTIVE
The C&B Mid Cap Value Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 C&B MID CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Issuer Risk
   o  Leverage Risk
   o  Liquidity Risk

   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Smaller Company Securities Risk
   o  Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        C&B MID CAP VALUE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


The C&B Mid Cap Value Fund was organized as the successor fund to the C&B Mid Cap Value Portfolio. The predecessor portfolio was reorganized into the Wells Fargo Funds effective July 26, 2004.


[GRAPHIC APPEARS HERE]




                        Calendar Year Total Returns for the D Class/1/
                                     as of 12/31 each year
 1999        2000        2001         2002       2003         2004      2005       2006
-0.19%      41.03%      25.16%       -9.50%     38.99%      10.98%      6.17%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                        1 YEAR           5 YEARS        LIFE OF FUND/1/
 CLASS D/1/
  Returns Before Taxes                                               x.xx%            x.xx%          x.xx%
  Returns After Taxes on Distributions/2/                            x.xx%            x.xx%          x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/    x.xx%            x.xx%          x.xx%
 RUSSELL MIDCAP (Reg. TM) VALUE INDEX/3/                             x.xx%            x.xx%          x.xx%
  (reflects no deduction forexpenses or taxes)

1 Class D shares incepted on February 18, 1998. Performance shown for the periods prior to July 26, 2004, reflects the performance of the unnamed share class of the predecessor fund, adjusted to reflect the sales and expense charges applicable to each Class. Returns shown for the Class and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Value Index measures the performance of those Russell Midcap (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Value index. You cannot invest directly in an index.


 6 C&B MID CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                        None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.25%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $xxx
   3 Years       $xxx
   5 Years       $xxx
  10 Years       $xxx


                                                        C&B MID CAP VALUE FUND 7

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information and on the Fund's Web site at www.wellsfargo.com/advantagefunds.


COUNTER-PARTY RISK  When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                    Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                    Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK    The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                    For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
ISSUER RISK         The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
LEVERAGE RISK       Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK      A security may not be sold at the time desired or without adversely affecting the price.

 8 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SMALLER COMPANY SECURITIES   Securities of smaller companies tend to be more volatile and less liquid than larger company
RISK                         stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


                                     DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 9

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.


 10 ORGANIZATION AND MANAGEMENT OF THE FUND


=============================
COOKE & BIELER, L.P. (Cooke & Bieler), a Pennsylvania limited partnership, is located at. Cooke & Bieler is the sub-adviser for the C&B Mid Cap Value Fund. Accordingly, Cooke & Bieler is responsible for the day-to-day investment management activities of the C&B Mid Cap Value Fund. Cooke & Bieler is a registered investment adviser that provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.
KERMIT S. ECK, CFA            Mr. Eck is jointly responsible for managing the C&B Mid Cap Value Fund, which he has
C&B Mid Cap Value Fund        managed, along with its predecessor, since 1998. Mr. Eck joined Cooke & Bieler in 1980, left in 1984, and returned in 1992. He currently serves as a Partner, Portfolio Manager and Research Analyst. Education: B.S., Computer Science, Montana State University;
                              M.B.A., Stanford University.
DAREN C. HEITMAN, CFA         Mr. Heitman is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 2005. Mr. Heitman joined Cooke & Bieler in 2005 as a portfolio manager. Prior to that, Mr. Heitman was with Schneider Capital Management as a senior analyst from 2000 until 2005. Education: B.S., Finance, Iowa State University;
                              M.B.A., University of Chicago.
MICHAEL M. MEYER, CFA         Mr. Meyer is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Meyer joined Cooke & Bieler in 1993 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Davidson
                              College; M.B.A., Wharton School of Business.
JAMES R. NORRIS               Mr. Norris is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. Norris joined Cooke & Bieler in 1998 where he is currently a partner, portfolio manager and research analyst. Education: B.S., Management,
                              Guilford College; M.B.A., University of North Carolina.
EDWARD W. O'CONNOR, CFA       Mr. O'Connor is jointly responsible for managing the C&B Mid Cap Value Fund, which
C&B Mid Cap Value Fund        he has managed since 2002. Mr. O'Connor joined Cooke & Bieler in 2002 where he is currently a partner, portfolio manager and research analyst since 2002. Prior to joining
                              Cooke & Bieler, Mr. O'Connor was with Cambiar Investors where he served as an equity analyst and portfolio manager and participated in Cambiar's 2001 management buyout. Education: B.A., Economics and Philosophy, Colgate University; M.B.A.,
                              University of Chicago.
R. JAMES O'NEIL, CFA          Mr. O'Neil is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. Mr. O'Neil joined Cooke & Bieler in 1988 where he is currently a partner, portfolio manager and research analyst. Education: B.A., Economics, Colby
                              College; M.B.A., Harvard School of Business.
MEHUL TRIVEDI, CFA            Mr. Trivedi is jointly responsible for managing the C&B Mid Cap Value Fund, which he
C&B Mid Cap Value Fund        has managed since 1998. He joined Cooke & Bieler in 1998, where he is currently a partner, portfolio manager and research analyst. Education: B.A., International
                              Relations, University of Pennsylvania; B.S., Economics, Wharton School of Business;
                              M.B.A., Wharton School of Business.


                                      ORGANIZATION AND MANAGEMENT OF THE FUND 11

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.


 12 ORGANIZATION AND MANAGEMENT OF THE FUND

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


                                                          PRICING FUND SHARES 13

SHAREHOLDER SERVICING PLAN
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


 14 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Class D shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Class D shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund. (Former Cooke & Bieler Portfolio shareholders who received Class D shares in the reorganization and do not hold their shares through an institution should contact Investor Services at 1-800-222-8222 for assistance with purchasing Fund shares.)



 MINIMUM INVESTMENTS                           INITIAL PURCHASE       SUBSEQUENT PURCHASES
---------------------------                    ---------------------- ---------------------------------------
 Regular accounts                              $2,500                 $100
 IRAs, IRA rollovers, Roth IRAs                $1,000                 $100
 Employer Sponsored Retirement Plans           no minimum             no minimum

 INSTITUTIONS PURCHASING    OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
 SHARES DIRECTLY
--------------------------- ------------------------------------------------- ---------------------------------------
 Through Your Investment    Contact your investment representative            Contact your investment
 Representative                                                               representative
--------------------------- ------------------------------------------------- ---------------------------------------
 By Telephone or Internet   A new account may not be opened by                To buy additional shares or to buy
--------------------------- telephone or internet unless the institution      shares of a new Fund call:
                            has another Wells Fargo Advantage Fund            o Investor Services at
                            account. If the institution does not currently      1-800-222-8222 or
                            have an account, contact your investment          o 1-800-368-7550 for the
                            representative.                                     automated phone system
                            ------------------------------------------------- o or visit our Web site at
                                                                                www.wellsfargo.com/
                                                                                advantagefunds.
                                                                              ---------------------------------------
 By Wire                                                                      To buy additional shares, instruct
--------------------------- o Complete and sign your account                  your bank or financial institution to
                              application                                     use the same wire instructions
                            o Provide the following instructions to your      shown to the left.
                              financial institution:
                            State Street Bank & Trust
                            Boston, MA
                            Bank Routing Number: ABA 011000028
                            Wire Purchase Account: 9905-437-1
                            Attention: WELLS FARGO ADVANTAGE FUNDS
                            (Name of Fund, Account
                            Number and any applicable
                            share class )
                            Account Name: Provide your
                            name as registered on the
                            Fund account
                            -------------------------------------------------
 In Person                  Investors are welcome to visit the Investor       See instructions shown to the left.
                            Center in person to ask questions or conduct
                            any Fund transaction. The Investor Center is
                            located at 100 Heritage Reserve, Menomonee
                            Falls, Wisconsin 53051.

--------------------------- ------------------------------------------------- ---------------------------------------

                                                            HOW TO BUY SHARES 15

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Class D shares on your behalf, you should understand the following:

o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.


o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Class D shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.


o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.


o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.


o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.


o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.


 16 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Class D shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares. (Former Cooke & Bieler Portfolio shareholders who received Class D shares in the reorganization and do not hold their shares through an institution should contact Investor Services at 1-800-222-8222 for assistance with selling Fund shares.)



 INSTITUTIONS SELLING SHARES  TO SELL SOME OR ALL OF YOUR SHARES
  DIRECTLY
----------------------------- ---------------------------------------------------------------------
 Through Your Investment      Contact your investment representative
  Representative
----------------------------- ---------------------------------------------------------------------
 By Telephone /               o To speak with an investor services representative 1-800-222-
 Electronic Funds Transfer      8222 or use the automated phone system 1-800-368-7550.
----------------------------- o Redemptions processed by EFT to a linked Wells Fargo Bank
(EFT)                           account occur same day for Wells Fargo Advantage money
-----------------------------   market funds, and next day for all other WELLS FARGO ADVANTAGE
                                FUNDS.
                              o Transfers made to a Wells Fargo Bank Account are made
                                available sooner than transfers to an unaffiliated institution.
                              o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.



                              ---------------------------------------------------------------------
 By Wire                      o To arrange for a Federal Funds wire, call 1-800-222-8222.
----------------------------- o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                              o Redemption proceeds are usually wired to the financial
                                intermediary the following business day.
                              ---------------------------------------------------------------------
 By Internet                   Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                    Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                              53051.

----------------------------- ---------------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.


   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability


                                                           HOW TO SELL SHARES 17
      to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


 18 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. However, there are a couple of exceptions to this:
     o Class D shares may be exchanged for Class A shares of any Wells Fargo Advantage money market fund; and
     o Class D shares may be exchanged for Class A shares of any other Wells Fargo Advantage Fund; however, you will pay the public offering price for the new shares, unless you are otherwise eligible to buy such shares at NAV.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
    Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


                                                       HOW TO EXCHANGE SHARES 19

Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund's policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


 20 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o   Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords


                                                             ACCOUNT POLICIES 21
confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


 22 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.



TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Fund, however, generally does not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                        TAXES 23

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


C&B MID CAP VALUE FUND
CLASS D SHARES-COMMENCED ON FEBRUARY 18, 1998
For a share outstanding throughout each period

                                              OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
 FOR THE PERIOD ENDED:                         2006          2005         2004         2003        2002
NET ASSET VALUE, BEGINNING OF PERIOD                      $    18.89   $    17.96   $    13.15   $    14.19
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  (0.07)       (0.01)        0.00        (0.01)
 Net realized and unrealized gain (loss)
  on investments                                                2.55         1.11         4.83        (0.19)
                                                          ----------   ----------   ----------   ----------
 Total from investment operations                               2.48         1.10         4.83        (0.20)
                                                          ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
 Distributions from net investment income                       0.00         0.00        (0.02)       (0.04)
 Distributions from net realized gain                          (0.58)       (0.17)        0.00        (0.80)
                                                          ----------   ----------   ----------   ----------
 Total from distributions                                      (0.58)       (0.17)       (0.02)       (0.84)
                                                          ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                            $    20.79   $    18.89   $    17.96   $    13.15
                                                          ==========   ==========   ==========   ==========
TOTAL RETURN/1/                                                13.29%        6.18%       36.76%       (2.09)%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                         $  469,971   $  498,623   $  301,513   $   81,390
 Ratios to average net assets:
 Ratio of expenses to average net assets                        1.25%        1.15%        1.27%        1.37%
 Ratio of net investment income (loss)
  to average net assets                                        (0.27)%      (0.08)%       0.01%       (0.07)%
 Portfolio turnover rate                                          30%          31%          18%          30%
 Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses/2/                                                   1.37%        1.19%        1.27%        1.54%

1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the period shown.

2 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 24 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on the Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100958 12-06
                                                               126LCZ/P102 12-06
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                                    Class Z

WELLS FARGO ADVANTAGE FUNDSSM -  SMALL AND MID CAP STOCK FUNDS



Common Stock Fund


Mid Cap Growth Fund


Small Cap Growth Fund


Small Cap Value Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                               3
Common Stock Fund                                  4
Mid Cap Growth Fund                                8
Small Cap Growth Fund                             12
Small Cap Value Fund                              16
Description of Principal Investment Risks         20




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



About Wells Fargo Funds Trust                     23
The Investment Adviser                            23
The Sub-Adviser and Portfolio Managers            23
Dormant Multi-Manager Arrangement                 25




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES


Pricing Fund Shares            26
How to Open an Account         27
How to Buy Shares              29
How to Sell Shares             31
How to Exchange Shares         34
Account Policies               36




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                 38
Taxes                         39
Financial Highlights          40
For More Information          Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Fund offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


--------------------------------------------------------------------------------
MASTER/GATEWAY/SM/ STRUCTURE
At the discretion of the Board of Trustees, the Mid Cap Growth Fund and the Small Cap Value Fund each have the potential of becoming gateway funds in a Master/Gateway structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of WELLS FARGO ADVANTAGE FUNDS to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public, and the services provided and the fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios.


                                                          KEY FUND INFORMATION 3

COMMON STOCK FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Ann M. Miletti
Richard T. Weiss



FUND INCEPTION:
12/29/1989
CLASS Z:
Ticker: STCSX

INVESTMENT OBJECTIVE
The Common Stock Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o    at least 80% of the Fund's net assets in common stocks; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in common stocks of small-and medium-capitalization companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000 Index and the Russell Midcap Index. The ranges of the Russell 2000 Index and the Russell Midcap Index were $x million to $x.x billion and $xxx million to $xx.x billion respectively, as of September 30, 2006, and are expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.


We may sell an investment when its price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 COMMON STOCK FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                             COMMON STOCK FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Common Stock Fund was organized as the successor fund to the Strong Advisor Common Stock Fund.


[GRAPHIC APPEARS HERE]




                                       Calendar Year Total Returns for the Z Class/1/
                                                    as of 12/31 each year
 1997       1998         1999             2000        2001         2002        2003       2004        2005       2006
24.02%      6.60%       40.35%/2/         -1.20%      -1.70%      -19.26%     38.70%      9.96%      12.01%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                               1 YEAR      5 YEARS   10 YEARS
 CLASS Z/1/
    Returns Before Taxes                                                   x.xx%       x.xx%      x.xx%
    Returns After Taxes on Distributions/3/                                x.xx%       x.xx%      x.xx%
    Returns After Taxes on Distributions and Sale of Fund Shares/3/        x.xx%       x.xx%      x.xx%
 RUSSELL 2500TM INDEX/4/                                                   x.xx%       x.xx%      x.xx%
  (reflects no deduction for expenses or taxes)

1 Class Z shares incepted on December 29, 1989. Performance shown for the periods prior to April 11, 2005, reflects the performance of the Z Class shares of the Strong Advisor Common Stock Fund, its predecessor fund.
2 The Fund's calendar year return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns can be consistantly achieved.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
4 The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000 (Reg. TM) Index, which represents approximately 16% of the total market capitalization of the Russell 3000 (Reg. TM) Index. You cannot invest directly in an index.


 6 COMMON STOCK FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases          None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                      None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/               0.75%
  Distribution (12b-1) Fees        0.00%
  Other Expenses/2/                x.xx%
  TOTAL ANNUAL FUND                X.XX%
  OPERATING EXPENSES
  Fee Waivers                      x.xx%
  NET EXPENSES/3/                  1.29%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year        $ xxx
   3 Years       $ xxx
   5 Years       $ xxx
  10 Years       $ xxx


                                                             COMMON STOCK FUND 7

MID CAP GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts



FUND INCEPTION:
12/30/1994
CLASS Z:
Ticker: WFMZX

INVESTMENT OBJECTIVE
The Mid Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of Fund's net assets in equity securities of medium-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of medium-capitalization companies that we believe have above-average growth potential. We define medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap (Reg. TM) Index, which was x billion as of September xx, 2006, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus our investment strategy on identifying and investing in medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting medium-capitalization companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad mid cap market. Such criteria may include a security reaching our target price,(potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines). We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 MID CAP GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                           MID CAP GROWTH FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective June 9, 2003, certain of the Funds that were part of the Montgomery family of funds reorganized into the Wells Fargo Funds. As part of this transaction, the Mid Cap Growth Fund was organized as the successor fund to the Montgomery Mid Cap Fund.


[GRAPHIC APPEARS HERE]




                                Calendar Year Total Returns for the Z Class/1/
                                            as of 12/31 each year
 1998        1999        2000         2001         2002        2003        2004        2005       2006
11.88%      24.84%       -1.46%      -10.72%      -14.44%     22.93%      10.69%       -1.66%     x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                             1 YEAR    5 YEARS    LIFE OF FUND/1/
 CLASS Z/1/
    Returns Before Taxes                                                 x.xx%     x.xx%        x.xx%
    Returns After Taxes on Distributions/2/                              x.xx%     x.xx%        x.xx%
    Returns After Taxes on Distributions and Sale of Fund Shares/2/      x.xx%     x.xx%        x.xx%
 RUSSELL MIDCAP (Reg. TM) GROWTH INDEX/3/                                x.xx%     x.xx%        x.xx%
  (reflects no deduction for expenses or taxes)

1 Class Z shares incepted on April 11, 2005. Performance shown prior to the Class Z inception reflects the performance of Class A shares, and includes fees and expenses that are not applicable to and are lower than those of Class Z shares. Returns shown for the indexes and in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell Midcap (Reg. TM) Growth Index measures the performance of those Russell Midcap (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (Reg. TM) Growth index. You cannot invest directly in an index.


 10 MID CAP GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases        None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                    None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.75%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                        X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.57%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year     $ xxx
   3 Years    $ xxx
   5 Years    $ xxx
  10 Years    $ xxx


                                                          MID CAP GROWTH FUND 11

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts



FUND INCEPTION:
07/13/1990
CLASS Z:
Ticker: WFSZX

INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        SMALL CAP GROWTH FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective June 9, 2003, certain of the Funds that were part of the Montgomery family of funds reorganized into the Wells Fargo Funds. As part of this transaction, the Small Cap Growth Fund was organized as the successor fund to the Montgomery Small Cap Fund.


[GRAPHIC APPEARS HERE]




                                      Calendar Year Total Returns for the Z Class/1/
                                                  as of 12/31 each year
 1997        1998        1999         2000         2001         2002        2003        2004       2005       2006
23.86%       -7.93%     55.81%       -25.14%      -12.65%      -29.51%     47.88%      13.63%      6.07%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                                1 YEAR     5 YEARS    10 YEARS
 CLASS Z/1/
    Returns Before Taxes                                                    x.xx%      x.xx%       x.xx%
    Returns After Taxes on Distributions/2/                                 x.xx%      x.xx%       x.xx%
    Returns After Taxes on Distributions and Sale of Fund Shares/2/         x.xx%      x.xx%       x.xx%
 RUSSELL 2000 (Reg. TM) GROWTH INDEX/3/                                     x.xx%      x.xx%       x.xx%
  (reflects no deduction for expenses or taxes)

1 Class Z shares incepted on April 11, 2005. Prior to inception, the Fund was named the Montgomery Small Cap Fund. Performance shown for Class Z shares prior to inception reflects the performance of Class A shares that are not applicable to and are lower than Class Z shares.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2000 (Reg. TM) Growth Index measures the performance of those Russell 2000 (Reg. TM) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 14 SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases          None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                      None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       0.90%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND                        X.XX%
  OPERATING EXPENSES
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.57%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year     $ xxx
   3 Years    $ xxx
   5 Years    $ xxx
  10 Years    $ xxx


                                                        SMALL CAP GROWTH FUND 15

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
I. Charles Rinaldi



FUND INCEPTION:
12/31/1997
CLASS Z:
Ticker: SSMVX
(THIS FUND IS CLOSED TO NEW INVESTORS).

INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and


o up to 30% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $xx million to $xx billion, as of September xx, 2006, and is expected to change frequently. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 16 SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Smaller Company Securities Risk
   o Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                         SMALL CAP VALUE FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Small Cap Value Fund was organized as the successor fund to the Strong Advisor Small Cap Value Fund.



[GRAPHIC APPEARS HERE]




                              Calendar Year Total Returns for the Z Class/1/
                                           as of 12/31 each year
1998        1999        2000        2001        2002        2003        2004        2005       2006
6.10%      28.09%      26.34%      17.99%       -6.13%     48.70%      20.09%      15.03%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q4    1999      x.xx%
  Worst Quarter:      Q2    2002      x.xx%


AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                               1 YEAR    5 YEARS     LIFE OF FUND/1/
 CLASS Z/1/
    Returns Before Taxes                                                   x.xx%     x.xx%         x.xx%
    Returns After Taxes on Distributions/2/                                x.xx%     x.xx%         x.xx%
    Returns After Taxes on Distributions and Sale of Fund Shares/2/        x.xx%     x.xx%         x.xx%
 RUSSELL 2000 (Reg. TM) VALUE INDEX/3/                                     x.xx%     x.xx%         x.xx%
  (reflects no deduction for expenses or taxes)

1 Class Z shares incepted on December 31, 1997. Performance shown for periods prior to April 11, 2005, reflects the performance of Class Z shares of the predecessor fund.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 2000 (Reg. TM) Value Index measures the performance of those Russell 2000 (Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 18 SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases          None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                      None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/              0.90%
  Distribution (12b-1) Fees       0.00%
  Other Expenses/2/               x.xx%
  TOTAL ANNUAL FUND               X.XX%
  OPERATING EXPENSES
  Fee Waivers                     x.xx%
  NET EXPENSES/3/                 1.36%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for the next $2 billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year     $ xxx
   3 Years    $ xxx
   5 Years    $ xxx
  10 Years    $ xxx


                                                         SMALL CAP VALUE FUND 19

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.


ACTIVE TRADING RISK          Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK           When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                             Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                             Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DERIVATIVES RISK             The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                             For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 20 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

FOREIGN INVESTMENT RISK      Foreign securities include American Depository Receipts (ADRs) and similar investments, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).
                             ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depository receipts to any capital gains or dividends from the foreign company stocks underlying the depository receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                             ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the direct investment.
                             Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

GROWTH STYLE INVESTMENT RISK Growth stocks can perform differently from the market as a whole and from other types of stocks. Their prices may be more volatile than those of other types of stocks, particularly over the short term. Growth stocks may be more expensive relative to their current earnings or assets compared to the values or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.

ISSUER RISK                  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

LEVERAGE RISK                Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK               A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 21

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

SMALLER COMPANY SECURITIES   Securities of smaller companies tend to be more volatile and less liquid than larger company
RISK                         stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

VALUE STYLE INVESTMENT RISK  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


 22 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 23


=============================
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, located at
525 Market Street, San Francisco, CA 94105, is the sub-adviser for all of the Funds in this Prospectus. Accordingly,
Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital
Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

ANN M. MILETTI                Ms. Miletti is jointly responsible for managing the Common Stock Fund, which she has
Common Stock Fund             managed, along with its predecessor fund, since 2001. Ms. Miletti joined Wells Capital
                              Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                              Management, she was with Strong Capital Management, Inc. (SCM) since 1991. From
                              August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.A., Education, University of Wisconsin.

JEROME "CAM" PHILPOTT, CFA    Mr. Philpott is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund           managed since 2001, and the Small Cap Growth Fund, which has managed, along with
Small Cap Growth Fund         its predecessor fund, since 1993. He joined joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, (Montgomery) which he joined in 1991 as an analyst for the Small Cap Equity team. Education: B.A., Economics,
                              Washington and Lee University; M.B.A., Darden School - University of Virginia.

I. CHARLES RINALDI            Mr. Rinaldi is responsible for managing the Small Cap Value Fund, which he has
Small Cap Value Fund          managed, along with its predecessor fund, since 1997. Mr. Rinaldi joined Wells Capital
                              Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining
                              Wells Capital Management, he was a portfolio manager with Strong Capital
                              Management, Inc. (SCM) since 1997. Education: B.A., Biology, St. Michael's College;
                              M.B.A., Finance, Babson College.

STUART ROBERTS                Mr. Roberts is jointly responsible for managing the Mid Cap Growth Fund, which he has
Mid Cap Growth Fund           managed since 2001, and the Small Cap Growth Fund, which he has managed, along
Small Cap Growth Fund         with its predecessor, since its inception in 1990. Mr. Roberts joined Wells Capital
                              Management in 2003 as a portfolio manager. Prior to joining Wells Capital
                              Management, he was a senior portfolio manager with Montgomery Asset
                              Management (Montgomery) for the Small Cap Growth Fund. In 2001, he became a co-portfolio manager for the Mid Cap Growth Fund. Prior to joining Montgomery, Mr.
                              Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth oriented small-cap mutual funds.
                              Education: B.A., Economics, Bowdoin College; M.B.A., University of Colorado.

RICHARD T. WEISS              Mr. Weiss is jointly responsible for managing the Common Stock Fund, which he has
Common Stock Fund             managed, along with its predecessor, since 1991. Mr.Weiss joined Wells Capital
                              Management in 2005 as a portfolio manager. Prior to joining Wells Capital
                              Management, he was a portfolio manager with Strong Capital Management (SCM)
                              since 1991, and Vice Chairman of Strong Financial Corporation, SCM's parent corporation, since 2001. Prior to joining SCM he was a partner with Stein Roe &
                              Farnham, where he began his investment career as a research analyst in 1975.
                              Education: B.S., Business Administration, University of Southern California; M.B.A.,
                              Business Administration, Harvard Graduate School of Business Administration.

==============================


 24 ORGANIZATION AND MANAGEMENT OF THE FUNDS

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, a Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 25

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


 26 PRICING FUND SHARES

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

INVESTORS WHO MAY PURCHASE CLASS Z SHARES
You may purchase Class Z shares only under limited circumstances, at the NAV on the day of purchase. The following types of investors may qualify to purchase Class Z shares of the Fund:

o Investors who received Class Z shares in the reorganization of the Strong Funds into the WELLS FARGO ADVANTAGE FUNDS;

o Investors who previously held Class Z shares of any Fund, upon providing adequate proof of prior ownership;

o Officers, directors and employees of WELLS FARGO ADVANTAGE FUNDS, Funds Management, and affiliates of these entities, and each of their family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law));

o Employer-sponsored retirement plans, and their participants, for which Funds Management or the Funds' distributor, or an affiliate, has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or the Funds' distributor, or an affiliate, to perform services;

o Certain institutional investors purchasing more than $1 million of Class Z shares;

o Fund of Funds advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/ and WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS/SM/);

o    Any Internal Revenue Code Section 529 college savings plan accounts;

o    Any accounts in a fee-based advisory program managed by Funds Management;
     and

o Registered investment advisers holding Class Z shares of a Strong Fund on November 30, 2000.


You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

     o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

          o    through a brokerage account with an approved selling agent; or

     o through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).


SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling


                                                       HOW TO OPEN AN ACCOUNT 27
agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities
Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


 28 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.


MINIMUM INVESTMENTS               INITIAL PURCHASE                                    SUBSEQUENT PURCHASES
--------------------------------  --------------------------------------------------  --------------------------------------
Regular accounts                    $2,500                                             $100
Automatic Investment Plans             $50                                              $50
IRAs, IRA rollovers, Roth IRAs      $1,000                                             $100
UGMA/UTMA accounts                  $1,000                                              $50
Employer Sponsored                  no minimum                                         no minimum
Retirement Plans
BUYING SHARES                      OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
-----------------------------     --------------------------------------------------  --------------------------------------
Through Your Investment           Contact your investment representative              Contact your investment
Representative                                                                        representative
-----------------------------                                                         ------
By Mail                           o Complete and sign your account application.       o Fill out the deposit slip from
-----------------------------     o Mail the application with your check made         your account statement. If you
                                  payable to the Fund to Investor Services at:        do not have a slip, include a
                                                                                      note with your name, the Fund
                                                     REGULAR MAIL                     name, and your account number.
                                  --------------------------------------------------  o Mail the deposit slip or note
                                            WELLS FARGO ADVANTAGE FUNDS               with your check made payable
                                                   P.O. Box 8266                      to the Fund to the address on
                                               Boston, MA 02266-8266                  the left.

                                                   OVERNIGHT ONLY
                                  --------------------------------------------------   --------------------------------------
                                            WELLS FARGO ADVANTAGE FUNDS
                                            Attn: CCSU-Boston Financial
                                                    30 Dan Road
                                               Canton, MA 02021-2809
                                  --------------------------------------------------
By Telephone                      A new account may not be opened by                  To buy additional shares or to buy
-----------------------------     telephone unless you have another Wells             shares of a new Fund call:
                                  Fargo Advantage Fund account with your              o Investor Services at
                                  bank information on file. If you do not               1-800-222-8222 or
                                  currently have an account, refer to the section     o 1-800-368-7550 for the
                                  on buying shares by mail or wire.                     automated phone system
                                  --------------------------------------------------  --------------------------------------
In Person                         Investors are welcome to visit the Investor         See instructions shown to the left.
-----------------------------     Center in person to ask questions or conduct
                                  any Fund transaction. The Investor Center is
                                  located at 100 Heritage Reserve, Menomonee
                                  Falls, Wisconsin 53051.
                                  --------------------------------------------------

                                                            HOW TO BUY SHARES 29

 BUYING SHARES
-----------------------------------------------------------------------------------------------------
               OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
               ---------------------------------------------  ---------------------------------------
By Wire        o Complete, sign and mail your account         To buy additional shares, instruct
-------------- application (refer to the section on buying    your bank or financial institution to
               shares by mail)                                use the same wire instructions
               o Provide the following instructions to your   shown to the left.
               financial institution:                         ---------------------------------------
               State Street Bank & Trust
               Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account
               Number and any applicable
               share class)
               Account Name: Provide your
               name as registered on the
               Fund account
               ---------------------------------------------
By Internet    A new account may not be opened by             o To buy additional shares or buy
-------------- Internet unless you have another Wells Fargo   shares of a new Fund, visit our
               Advantage Fund account with your bank          Web site at
               information on file. If you do not currently   www.wellsfargo.com/
               have an account, refer to the section on       advantagefunds.
               buying shares by mail or wire.
               ---------------------------------------------  o Subsequent online purchases have a minimum of $100 and a
                                                              maximum of $100,000.
                                                              --------------------------------------



GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.


   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.


   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.


   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.


   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.


 30 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.



SELLING SHARES             TO SELL SOME OR ALL OF YOUR SHARES
-------------------------  ----------------------------------------------------------------------
Minimum Redemption         $100 (or remainder of account balance)
Through Your Investment    Contact your investment representative
Representative
-------------------------
By Mail                    o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                           dollar amount you wish to receive (or write "Full Redemption"
                           to redeem your remaining account balance) to the address
                           below.
                           o Make sure all account owners sign the request exactly as their names appear on the account application.
                           o  A medallion guarantee may be required under certain
                           circumstances (see "General Notes for Selling Shares").

                                                         REGULAR MAIL
-------------------------  ----------------------------------------------------------------------
                                                WELLS FARGO ADVANTAGE FUNDS
                                                       P.O. Box 8266
                                                   Boston, MA 02266-8266

                                                      OVERNIGHT ONLY
                           ----------------------------------------------------------------------
                                                WELLS FARGO ADVANTAGE FUNDS
                                                Attn: CCSU-Boston Financial
                                                        30 Dan Road
                                                   Canton, MA 02021-2809
                           ----------------------------------------------------------------------
By Wire                    o To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------  o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                           o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                           o There is a $10 fee for each request.
                           ----------------------------------------------------------------------
By Internet                Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------  Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
                           ----------------------------------------------------------------------
In Person                  Investors are welcome to visit the Investor Center in person to ask
-------------------------  questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                           53051.
                           -----

                                                           HOW TO SELL SHARES 31

SELLING SHARES               TO SELL SOME OR ALL OF YOUR SHARES
---------------------------  ------------------------------------------------------------------
By Telephone /               o Call an Investor Services representative at 1-800-222-8222 or
Electronic Funds Transfer    use the automated phone system 1-800-368-7550.
(EFT)                        o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                             application or subsequently in writing.
                             o Redemption requests may not be made by phone if the
                             address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                             o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 30 days)
                             or transferred to a linked bank account.
                             o Transfers made to a Wells Fargo Bank account are made
                             available sooner than transfers to an unaffiliated institution.
                             o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                             market funds, and next day for all other WELLS FARGO ADVANTAGE
                             FUNDS.
                             o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                             NOTE: Telephone transactions such as redemption requests
                             made over the phone generally require only one of the
                             account owners to call unless you have instructed us
                             otherwise.
---------------------------  -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.


   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o WIRE FEES. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.


   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.


 32 HOW TO SELL SHARES

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 30 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.


                                                           HOW TO SELL SHARES 33

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. In addition, Class Z shares may also be exchanged for Investor Class shares of any Wells Fargo Advantage Fund.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds' policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds


 34 HOW TO EXCHANGE SHARES

Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds' policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


                                                       HOW TO EXCHANGE SHARES 35

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.


o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.


o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.


o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.


It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


 36 ACCOUNT POLICIES

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


                                                             ACCOUNT POLICIES 37

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.


o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.


o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.


o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.


 38 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Funds, however, generally do not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                        TAXES 39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information. All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


COMMON STOCK FUND
CLASS Z SHARES-COMMENCED ON DECEMBER 12, 1989
For a share outstanding throughout each period

                                                                  OCT. 31,    OCT. 31,      DEC. 31,      DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:                                             2006       2005/2/        2004          2003           2002
 NET ASSET VALUE, BEGINNING OF PERIOD                                       $    22.65    $    22.15    $    15.97     $    19.78
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                   (0.07)        (0.08)        (0.09)         (0.05)
  Net realized and unrealized gain (loss) on investments                          1.05          2.23          6.27          (3.76)
                                                                            ----------    ----------    ----------     ----------
  Total from investment operations                                                0.98          2.15          6.18          (3.81)
                                                                            ----------    ----------    ----------     ----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                        0.00          0.00          0.00           0.00
  Distributions from net realized gain                                           (0.38)        (1.65)         0.00           0.00
                                                                            ----------    ----------    ----------     ----------
  Total distributions                                                            (0.38)        (1.65)         0.00           0.00
                                                                            ----------    ----------    ----------     ----------
 NET ASSET VALUE, END OF PERIOD                                             $    23.25    $    22.65    $    22.15     $    15.97
                                                                            ==========    ==========    ==========     ==========
 TOTAL RETURN/1/                                                                  4.42%         9.96%        38.70%        (19.26)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                          $1,009,088    $1,162,236    $1,437,055     $1,362,540
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets                                         1.31%         1.30%         1.35%          1.33%
  Ratio of net investment income (loss) to average net assets                    (0.38)%       (0.38)%       (0.42)%        (0.28)%
  Portfolio turnover rate                                                           33%           42%           42%            65%
  Ratio of expenses to average net assets prior to waived fees
   and reimbursed expenses/3,4/                                                   1.47%         1.34%         1.36%          1.34%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2    The Fund changed its fiscal year end from December 31 to October 31.
3    Ratios shown for periods of less than one year are annualized.
4 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


 40 FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
CLASS Z SHARES-COMMENCED ON COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                                                            OCT. 31,    OCT. 31,      SEPT. 30,
 FOR THE PERIOD ENDED:                                                                       2006       2005/4/         2005
 NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $   6.50      $    5.95
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                                             (0.01)/5/      (0.05)/5/
  Net realized and unrealized gain (loss) on investments                                                   (0.12)          0.60
                                                                                                        --------      ---------
  Total from investment operations                                                                         (0.13)          0.55
                                                                                                        --------      ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                                                  0.00           0.00
  Distributions from net realized gain                                                                      0.00           0.00
                                                                                                        --------      ---------
  Total distributions                                                                                       0.00           0.00
                                                                                                        --------      ---------
 NET ASSET VALUE, END OF PERIOD                                                                         $   6.37      $    6.50
                                                                                                        ========      =========
 TOTAL RETURN/1/                                                                                           (2.00)%         9.24%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                                                      $ 50,319      $  52,005
  Ratios to average net assets:/3/
  Ratio of expenses to average net assets                                                                   1.57%          1.55%
  Ratio of net investment income (loss) to average net assets                                              (1.13)%        (1.69)%
  Portfolio turnover rate                                                                                     13%           143%
  Ratio of expenses to average net assets prior to waived fees and reimbursed expenses/2,3/                 1.58%          1.56%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3    Ratios shown for periods of less than one year are annualized.
4    The Fund changed its fiscal year end from September 30 to October 31.
5    Calculated based upon average shares outstanding.

                                                         FINANCIAL HIGHLIGHTS 41

SMALL CAP GROWTH FUND
CLASS Z SHARES-COMMENCED ON COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                                                             OCT. 31,    OCT. 31,    SEPT. 30,
 FOR THE PERIOD ENDED:                                                                        2006       2005/3/       2005
 NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $   12.52     $  11.06
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                                              (0.01)       (0.07)/4/
  Net realized and unrealized gain (loss) on investments                                                    (0.33)        1.53
                                                                                                        ---------     --------
  Total from investment operations                                                                          (0.34)        1.46
                                                                                                        ---------     --------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                                                   0.00         0.00
  Distributions from net realized gain                                                                       0.00         0.00
                                                                                                        ---------     --------
  Total distributions                                                                                        0.00         0.00
                                                                                                        ---------     --------
 NET ASSET VALUE, END OF PERIOD                                                                         $   12.18     $  12.52
                                                                                                        =========     ========
 TOTAL RETURN/1/                                                                                            (2.72)%      13.20%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                                                      $  35,304     $ 37,511
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                                                                    1.57%        1.57%
  Ratio of net investment income (loss) to average net assets                                               (1.44)%      (1.33)%
  Portfolio turnover rate                                                                                      10%         149%
  Ratio of expenses to average net assets prior to waived fees and reimbursed expenses/2,5/                  1.73%        1.72%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3    The Fund changed its fiscal year end from September 30 to October 31.
4    Calculated based upon average shares outstanding.
5    Ratios shown for periods of less than one year are annualized.

 42 FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND
CLASS Z SHARES-COMMENCED ON COMMENCED ON DECEMBER 31, 1997
For a share outstanding throughout each period

                                                              OCT. 31,   OCT. 31,        DEC. 31,        DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:                                         2006      2005/2/          2004            2003           2002
 NET ASSET VALUE, BEGINNING OF PERIOD                                  $    29.40     $    27.53      $    18.98      $   20.22
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                              (0.15)         (0.22)/3/       (0.09)/3/       0.04/3/
  Net realized and unrealized gain (loss) on investments                     2.71           5.54            9.30          (1.28)
                                                                       ----------     ----------      ----------      ---------
  Total from investment operations                                           2.56           5.32            9.21          (1.24)
                                                                       ----------     ----------      ----------      ---------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                                   0.00           0.00           (0.01)          0.00
  Distributions from net realized gain                                      (0.51)         (3.45)          (0.65)          0.00
                                                                       ----------     ----------      ----------      ---------
  Total distributions                                                       (0.51)         (3.45)          (0.66)          0.00
                                                                       ----------     ----------      ----------      ---------
 NET ASSET VALUE, END OF PERIOD                                        $    31.45     $    29.40      $    27.53      $   18.98
                                                                       ==========     ==========      ==========      =========
 TOTAL RETURN/1/                                                             8.83%         20.09%          48.70%         (6.13)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                     $1,926,165     $1,359,158      $1,167,094      $ 658,718
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                                    1.34%          1.36%           1.40%          1.48%
  Ratio of net investment income (loss) to average net assets               (0.57)%        (0.79)%         (0.41)%         0.21%
  Portfolio turnover rate                                                      33%            34%             30%            28%
  Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses/5,6/                                         1.58%          1.40%           1.42%          1.49%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2    The Fund changed its fiscal year end from December 31 to October 31.
3    Calculated based upon average shares outstanding.
4    Amount calculated is less than $0.005.
5    Ratios shown for periods of less than one year are annualized.
6 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                         FINANCIAL HIGHLIGHTS 43

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100958 12-06
                                                               126LCZ/P102 12-06
                                                          ICA Reg. No. 811-09253

(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]



[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                                Classes A, B, C

WELLS FARGO ADVANTAGE FUNDS/SM/ -  SPECIALTY FUNDS



Specialized Financial Services Fund


Specialized Health Sciences Fund


Specialized Technology Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                               3
Specialized Financial Services Fund                4
Specialized Health Sciences Fund                   8
Specialized Technology Fund                       12
Description of Principal Investment Risks         16

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE
FUND
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY


About Wells Fargo Funds Trust                      19
The Investment Adviser                             19
The Sub-Advisers and Portfolio Managers            19

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES


A Choice of Share Classes                         21
Reductions and Waivers of Sales Charges           23
Pricing Fund Shares                               27
How to Open an Account                            28
How to Buy Shares                                 29
How to Sell Shares                                31
How to Exchange Shares                            34
Account Policies                                  36


--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                                     38
Taxes                                             39
Financial Highlights                              40
For More Information                          Back Cover


Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Allen J. Ayvazian
Allen Wisniewski, CFA



FUND INCEPTION:
07/02/1962
CLASS A:
Ticker: SIFEX
CLASS B:
Ticker: SIFBX
CLASS C:
Ticker: SIFCX

INVESTMENT OBJECTIVE
The Specialized Financial Services Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of financial services companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of financial services companies
(such as financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies). We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


In researching potential investments, we screen for companies based on fundamentals such as price to book ratio, price to earnings ratio, capital adequacy, and credit quality. In addition, we examine companies for growth potential, whether by new product introductions, geographic expansion, or merger and acquisition activities. We examine the current economic environment to determine which companies or the financial services sector are likely to benefit or be hurt by changes in the market environment or government regulatory actions. We continuously monitor the Fund's existing holdings to determine if fundamentals have changed. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, and/or when a company's fundamentals change.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 SPECIALIZED FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Small Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                           SPECIALIZED FINANCIAL SERVICES FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]


                                      Calendar Year Total Returns for Class A/1/
                                                as of 12/31 each year
 1997       1998        1999        2000        2001         2002        2003       2004       2005       2006
44.79%      5.14%       -8.45%     20.94%       -2.89%      -13.69%     29.15%      7.32%      6.01%      x.xx%


              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                         1 YEAR           5 YEARS         10 YEARS
 CLASS A/1/
  Returns Before Taxes                                                x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions/2/                             x.xx%            x.xx%            x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/     x.xx%            x.xx%            x.xx%
 CLASS B/1/ Returns Before Taxes                                      x.xx%            x.xx%            x.xx%
 CLASS C/1/ Returns Before Taxes                                      x.xx%            x.xx%            x.xx%
 S&P 500 INDEX/3/                                                     x.xx%            x.xx%            x.xx%
  (reflects no deduction for fees, expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Performance shown for Class A shares of the Fund for periods prior to February 25, 2002, reflects the performance of the Class A-1 shares of the SIFE Trust Fund, its predecessor fund. Performance shown for Class B and Class C shares of the Fund for periods prior to May 1, 1997, reflects the performance of the Fund's Class A shares, adjusted to reflect each respective class's fees and expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 S&P 500 is a registered trademark of Standard and Poor's. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.


 6 SPECIALIZED FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your investment)                   CLASS A         CLASS B         CLASS C
  Maximum sales charge (load) imposed on purchases             5.75%          None            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                       None/1/          5.00%           1.00%
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted from Fund assets)    CLASS A           CLASS B           CLASS C
  Management Fees/2/                              0.95%             0.95%             0.95%
  Distribution (12b-1) Fees                       0.00%             0.75%             0.75%
  Other Expenses/3/                               x.xx%             x.xx%             x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES            X.XX%             X.XX%             X.XX%
  Fee Waivers                                     x.xx%             x.xx%             x.xx%
  NET EXPENSES/4/                                 1.35%             2.10%             2.10%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.95% for the first $500 million; 0.90% for the next $500 million; 0.85% for the next $2 billion; 0.825% for the next $2 billion; and 0.80% for assets over $5 billion.
3 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A          CLASS B          CLASS C
 If you sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx
 If you do NOT sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx


                                           SPECIALIZED FINANCIAL SERVICES FUND 7

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
RCM Capital Management, LLC



PORTFOLIO MANAGERS
Michael Dauchot, M.D.



FUND INCEPTION:
04/02/2001
CLASS A:
Ticker: WFHAX
CLASS B:
Ticker: WFHBX
CLASS C:
Ticker: WFHCX

INVESTMENT OBJECTIVE
The Specialized Health Sciences Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of health sciences companies;


o up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and


o up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of U.S. and foreign health sciences companies including common stocks and preferred stocks, and in warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We invest in equity securities of health sciences companies based in at least three countries, including the U.S. We expect the majority of the Fund's foreign investments to be in companies organized and headquartered in Western Europe and Japan. We define health sciences companies as those with revenues primarily generated by health care, medicine and life sciences products and services. Health sciences companies would include pharmaceutical, biochemical, biotechnology, health care facilities, health care service and medical device companies. The Fund concentrates its investments in the health sciences sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund also is considered to be non-diversified.


We evaluate the fundamental value and prospects for growth of individual companies and focus on health care companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or a company's fundamentals change. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 SPECIALIZED HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Emerging Markets Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Non-Diversification Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Small Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                              SPECIALIZED HEALTH SCIENCES FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]


         Calendar Year Total Returns for Class A/1/
                    as of 12/31 each year
  2002        2003        2004       2005       2006
-26.03%      28.84%      12.16%      1.79%      x.xx%


              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEARS         LIFE OF FUND/1/
 CLASS A/1/
  Returns Before Taxes                                             x.xx%             x.xx%               x.xx%
  Returns After Taxes on Distributions/2/                          x.xx%             x.xx%               x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/  x.xx%             x.xx%               x.xx%
 CLASS B/1/ Returns Before Taxes                                   x.xx%             x.xx%               x.xx%
 CLASS C/1/ Returns Before Taxes                                   x.xx%             x.xx%               x.xx%
 S&P 500 INDEX/3/                                                  x.xx%             x.xx%               x.xx%
  (reflects no deduction for fees, expenses or taxes)
 MSCI/WORLD HEALTH CARE INDEX/4/                                   x.xx%             x.xx%               x.xx%
  (reflects no deduction for fees, expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. This Fund and Class A, Class B, and Class C shares incepted on April 2, 2001. Returns for the Classes and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.
4 The Morgan Stanley Capital International (MSCI) World Health Care Index is an unmanaged market-weighted index composed of securities traded in 22 of the world's most developed countries. Securities are listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The health care sector consists of several industry groups including health care equipment and services, pharmaceuticals and biotechnology. You cannot invest directly in an index.


 10 SPECIALIZED HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your investment)                  CLASS A         CLASS B         CLASS C
  Maximum sales charge (load) imposed on purchases           5.75%            None            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                     None/1/           5.00%           1.00%
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted from Fund assets)     CLASS A           CLASS B           CLASS C
  Management Fees/2/                                0.95%             0.95%             0.95%
  Distribution (12b-1) Fees                         0.00%             0.75%             0.75%
  Other Expenses/3/                                 x.xx%             x.xx%             x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES              X.XX%             X.XX%             X.XX%
  Fee Waivers                                       x.xx%             x.xx%             x.xx%
  NET EXPENSES/4/                                   1.65%             2.40%             2.40%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.95% for the first $500 million; 0.90% for the next $500 million; 0.85% for the next $2 billion; 0.825% for the next $2 billion; and 0.80% for assets over $5 billion.
3 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A          CLASS B          CLASS C
 If you sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx
 If you do NOT sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx


                                             SPECIALIZED HEALTH SCIENCES FUND 11

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
RCM Capital Management, LLC



PORTFOLIO MANAGERS
Huachen Chen, CFA
Walter C. Price, Jr., CFA



FUND INCEPTION:
09/18/2000
CLASS A:
Ticker: WFSTX
CLASS B:
Ticker: WFTBX
CLASS C:
Ticker: WFTCX

INVESTMENT OBJECTIVE
The Specialized Technology Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of technology companies;


o up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;


o up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and


o primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.


We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, healthcare, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.


We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develops forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 SPECIALIZED TECHNOLOGY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Emerging Markets Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Non-Diversification Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Small Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                  SPECIALIZED TECHNOLOGY FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]




               Calendar Year Total Returns for Class A/1/
                          as of 12/31 each year
  2001         2002        2003        2004       2005       2006
-38.36%       -41.33%     72.47%      18.08%      8.15%      x.xx%


              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/06                                                       1 YEAR           5 YEARS         LIFE OF FUND/1/
 CLASS A/1/
  Returns Before Taxes                                                 x.xx%             x.xx%               x.xx%
  Returns After Taxes on Distributions/2/                              x.xx%             x.xx%               x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/      x.xx%             x.xx%               x.xx%
 CLASS B/1/ Returns Before Taxes                                       x.xx%             x.xx%               x.xx%
 CLASS C/1/ Returns Before Taxes                                       x.xx%             x.xx%               x.xx%
 S&P 500 INDEX/3/                                                      x.xx%             x.xx%               x.xx%
  (reflects no deduction for fees, expenses or taxes)
 GOLDMAN SACHS TECHNOLOGY INDEX/4/                                     x.xx%             x.xx%               x.xx%

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. This Fund and Class A, Class B, and Class C shares incepted on September 18, 2000. Returns for the Classes and Indexes in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 S&P 500 is a registered trademark of Standard and Poor's. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
4 The Goldman Sachs Technology Index is a modified capitalization-weighted index if selected technology stocks. You cannot invest directly in an index.

 14 SPECIALIZED TECHNOLOGY FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your investment)                            CLASS A         CLASS B         CLASS C
  Maximum sales charge (load) imposed on purchases                     5.75%            None            None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                               None/1/            5.00%           1.00%
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)        CLASS A           CLASS B           CLASS C
  Management Fees/2/                                  1.05%             1.05%             1.05%
  Distribution (12b-1) Fees                           0.00%             0.75%             0.75%
  Other Expenses/3/                                   x.xx%             x.xx%             x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES                X.XX%             X.XX%             X.XX%
  Fee Waivers                                         x.xx%             x.xx%             x.xx%
  NET EXPENSES/4/                                     1.75%             2.50%             2.50%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 1.05% for the first $500 million;
   1.00% for the next $500 million; 0.95% for the next $2 billion; 0.925% for the next $2 billion; and 0.90% for assets over $5 billion.
3 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
4 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A          CLASS B          CLASS C
 If you sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx
 If you do NOT sell your shares at the end of the period:
   1 Year        $     xxx        $     xxx        $     xxx
   3 Years       $     xxx        $     xxx        $     xxx
   5 Years       $     xxx        $     xxx        $     xxx
  10 Years       $     xxx        $     xxx        $     xxx


                                                  SPECIALIZED TECHNOLOGY FUND 15

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' Web site at www.wellsfargo.com/advantagefunds.


ACTIVE TRADING RISK  Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK   When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                     Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                     Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK     The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                     For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 16 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

EMERGING MARKETS RISK    Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International
                         Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-
                         developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; (2) issued by companies for which the principal securities trading market is an emerging market country; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in emerging market countries or that have at least 50% of their assets in emerging market countries. Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.
FOREIGN INVESTMENT RISK  Foreign securities include American Depository Receipts (ADRs) and similar investments, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).
                         ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depository receipts to any capital gains or dividends from the foreign company stocks underlying the depository receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the direct investment.
                         Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 17

LEVERAGE RISK             Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK            A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK           We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK               The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
NON-DIVERSIFICATION RISK  Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                          "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                          of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK           Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK      Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALL COMPANY SECURITIES  Securities of small companies tend to be more volatile and less liquid than larger company
RISK                      stocks. Small companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.


 18 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 19


=============================

RCM CAPITAL MANAGEMENT, LLC (RCM), wholly owned by RCM US Holdings LLC (US Holdings), is located at 4 Embarcadero
Center, San Francisco, CA 94111. US Holdings is a registered investment adviser and is an indirect wholly owned subsidiary of Dresdner Bank AG, which, in turn is a wholly owned subsidiary of Allianz A.G. RCM is a registered investment adviser and is the sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund and
in this capacity is responsible for the day-to-day investment management activities of the Fund.

MICHAEL DAUCHOT, M.D.         Dr. Dauchot is responsible for managing the Specialized Health Sciences Fund, which
Specialized Health Sciences   he managed from 2001 - April 2004, and again since 2005 when he re-joined RCM as a
  Fund                        senior analyst and lead portfolio manager. Dr. Dauchot joined RCM in 1999, serving as a senior analyst and sector fund manager in the health care group, focusing on medical technology and emerging pharmaceuticals. In 2004, he entered the hedge fund industry, joining Pequot Capital Management as a principal and health care analyst.
                              Education: B.A. degree in Chemistry, Case Western Reserve University; M.D. degree,
                              University of Cincinnati College of Medicine; M.B.A.degree, J.L. Kellogg School of
                              Management, Northwestern University.
HUACHEN CHEN, CFA             Mr. Chen is jointly responsible for managing the Specialized Technology Fund, which
Specialized Technology Fund   he has managed from 2000 to April 2003, and again since 2004. Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. From 2000 through April 2003, he co-managed the Specialized Technology Fund, and in May 2003 joined the team of RCM investment professionals that provide research assistance to the Fund. He resumed his co-management responsibilities for the Fund in 2004.
                              Education: B.S. degree in Electrical Engineering, Cornell University; M.S. degree in
                              Materials Science and Engineering, Northwestern University.
WALTER C. PRICE, JR., CFA     Mr. Price is jointly responsible for managing the Specialized Technology Fund, which he
Specialized Technology Fund   has managed since 2000. Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He is responsible for fundamental security analysis in the software/services and internet areas. He is a Director and past president of the M.I.T. Club of Northern California and heads the Educational Council for M.I.T. in the Bay Area. Education: B.S. degree in Electrical Engineering, M.I.T.; B.S.and M.S.
                              degrees in Management, Sloan School, M.I.T.

==============================


WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, located at 525
Market Street, San Francisco, CA 94105, is the sub-adviser for the Specialized Financial Services Fund. Accordingly,
Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital
Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

ALLEN J. AYVAZIAN             Mr. Ayvazian is jointly responsible for managing the Specialized Financial Services
Specialized Financial         Fund, which he has managed since 2004. He joined Wells Capital Management in 1989
Services Fund                 as a Senior Portfolio Manager for Separate Accounts. Prior to joining Wells Capital
                              Management, he served as managing director for SAS Advisors from 1987 to 1989.
                              Education: B.A. degree in History, University of California, Los Angeles.
ALLEN WISNIEWSKI, CFA         Mr. Wisniewski is jointly responsible for managing the Specialized Financial Services
Specialized Financial         Fund, which he has managed since 2004. He joined Wells Capital Management in 1997,
Services Fund                 where he is a senior portfolio manager and research analyst. Mr. Wisniewski is a member of the CFA Institute and the Los Angeles Society of Financial Analysts.
                              Education: B.A. degree in Economics and M.B.A. degree, University of California, Los
                              Angeles.

==============================


 20 ORGANIZATION AND MANAGEMENT OF THE FUNDS

A CHOICE OF SHARE CLASSES
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes and specific Fund charges may vary so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.


                        CLASS A                        CLASS B                           CLASS C
 INITIAL SALES CHARGE   5.75%                          None. Your entire investment      None. Your entire investment
                                                       goes to work immediately.         goes to work immediately.
 CONTINGENT DEFERRED    None (except that a charge     5% and declines until it          1% if shares are sold within
 SALES CHARGE (CDSC)    of 1% applies to certain       reaches 0% at the beginning       one year after purchase.
                        redemptions made within        of the 7th year.
                        one year following
                        purchases of $1 million or
                        more without an initial sales
                        charge).
 ONGOING DISTRIBUTION   None.                          0.75%                             0.75%
 (12B-1) FEES
 PURCHASE MAXIMUM       None. Volume reductions        $ 100,000                         $ 1,000,000
                        given upon providing
                        adequate proof of eligibility.
 ANNUAL EXPENSES        Lower ongoing expenses          Higher ongoing expenses           Higher ongoing expenses
                        than Classes B and C.           than Class A because of           than Class A because of
                                                        higher 12b-1 fees.                higher 12b-1 fees.
 CONVERSION FEATURE     Not applicable.                 Yes. Converts to Class A          No. Does not convert to
                                                        shares after a certain            Class A shares, so annual
                                                        number of years depending         expenses do not decrease.
                                                        on the Fund, so annual
                                                        expenses decrease.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.


CLASS A SHARES SALES CHARGE SCHEDULE
If you choose to buy Class A shares, you will pay the public offering price
(POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.


                                                    A CHOICE OF SHARE CLASSES 21

                 CLASS A SHARES SALES CHARGE SCHEDULE
                                FRONT-END SALES        FRONT-END SALES
                                 CHARGE AS %           CHARGE AS %
                                  OF PUBLIC           OF NET AMOUNT
 AMOUNT OF PURCHASE            OFFERING PRICE            INVESTED
  Less than $50,000                    5.75%                  6.10%
  $50,000 to $99,999                   4.75%                  4.99%
  $100,000 to $249,999                 3.75%                  3.90%
  $250,000 to $499,999                 2.75%                  2.83%
  $500,000 to $999,999                 2.00%                  2.04%
  $1,000,000 and over/1/               0.00%                  0.00%

1 We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


CLASS B SHARES CDSC SCHEDULES
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:



                                       CLASS B SHARES CDSC SCHEDULE FOR ALL FUNDS
 REDEMPTION WITHIN      1 YEAR      2 YEARS      3 YEARS      4 YEARS      5 YEARS      6 YEARS      7 YEARS     8 YEARS
 CDSC                 5.00%        4.00%        3.00%        3.00%        2.00%        1.00%        0.00%        A shares

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.


CLASS C SHARES SALES CHARGES
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.


 22 A CHOICE OF SHARE CLASSES

REDUCTIONS AND WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.


CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

o You pay no sales charges on Fund shares you buy with reinvested distributions.


o You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.


o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)


o You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.


o You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (E.G., an IRA).


o By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.


o RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.


                   HOW A LETTER OF INTENT CAN SAVE YOU MONEY!
   If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!



                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 23

ACCOUNTS THAT CAN BE AGGREGATED
You may be required to identify the existence of other accounts in which there are holdings eligible to be aggregated to qualify for a volume discount. The following types of accounts (registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21) may be aggregated for the purpose of establishing eligibility to qualify for a volume discount:


   o individual accounts;
   o joint accounts;
   o IRAs (including Roth IRAs and SEP IRAs) and SIMPLE IRAs that do not use a WELLS FARGO ADVANTAGE FUNDS prototype agreement;
   o Section 403(b) accounts; and
   o accounts over which the shareholder and/or his or her spouse or domestic partner have individual or shared authority to buy or sell shares on behalf of the account (including an UGMA/UTMA, a trust account, or a solely owned business account).


ACCOUNTS THAT CANNOT BE AGGREGATED
Wells Fargo Advantage Fund shares held in the following accounts cannot be aggregated with the account through which you are currently purchasing for the purpose of establishing volume discounts:


   o Section 529 college savings plan accounts;
   o accounts you hold directly or through different financial intermediaries other than the broker-dealer through which you are making your current purchase who will then hold the shares from your current purchase; and
   o accounts held through an administrator or trustee/custodian of an employer sponsored retirement plan or account (I.E., 401(k) Plans) and SIMPLE IRAs established using the WELLS FARGO ADVANTAGE FUNDS prototype agreement, but not including employer sponsored IRAs (collectively, "Employer Sponsored Retirement Plans").


Wells Fargo Advantage Fund shares held in Employer Sponsored Retirement Plans may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When the group assets reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.


CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

o  Current and retired employees, directors/trustees and officers of:
   o WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds);
   o Wells Fargo & Company and its affiliates; and
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.


o  Current employees of:
   o the Fund's transfer agent;
   o broker-dealers who act as selling agents;
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
   o each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.


o Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.


o Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.


o  Section 529 college savings plan accounts.

 24 REDUCTIONS AND WAIVERS OF SALES CHARGES

o  Insurance company separate accounts.


o Fund of Funds advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/ and WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS/SM/).


o Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.


o Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.


CDSC WAIVERS
o You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.


o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)


o We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined in Internal Revenue Code Section 72(m)(7).)


o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.


o We waive the Class B shares CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)


o For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders and for all Class B shares purchased after November 8, 1999, no CDSC is imposed on withdrawals that meet both of the following circumstances:
   o withdrawals are made by participating in the Systematic Withdrawal Plan;
     and
   o withdrawals may not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).


o We waive the Class C shares CDSC if the dealer of record waived its commission with a Fund's approval.


o We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.


We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.


DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. The fees paid under this 12b-1 Plan are as follows:


 FUND                                               CLASS B           CLASS C
 Specialized Financial Services Fund                  0.75%             0.75%
 Specialized Health Sciences Fund                     0.75%             0.75%
 Specialized Technology Fund                          0.75%             0.75%

                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 25

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SHAREHOLDER SERVICING PLAN
The Fund have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


 26 REDUCTIONS AND WAIVERS OF SALES CHARGES

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


                                                          PRICING FUND SHARES 27

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;


   o through a brokerage account with an approved selling agent; or


   o through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).


 28 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.


 MINIMUM INVESTMENTS           INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
----------------------------- -------------------------------------------------- --------------------------------------
 Regular accounts               $1,000                                             $100
 Automatic Investment Plans     $50                                                $50
 IRAs, IRA rollovers, Roth      $250                                               $100
  IRAs
 UGMA/UTMA accounts             $50                                                $50
 Employer Sponsored             no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                 OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment       Contact your investment representative             Contact your investment representative
 Representative
----------------------------- -------------------------------------------------- --------------------------------------
 By Mail
-----------------------------
                              o Complete and sign your account application.      o Fill out the deposit slip from
                                                                                 your account statement. If you
                              o Mail the application with your check made        do not have a slip, include a
                              payable to the Fund to Investor Services at:       note with your name, the Fund
                                                REGULAR MAIL                     name, and your account number.
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                               P.O. Box 8266                     o Mail the deposit slip or note
                                           Boston, MA 02266-8266                 with your check made payable
                                                                                 to the Fund to the address on
                                               OVERNIGHT ONLY                    the left.
                              -------------------------------------------------- --------------------------------------

                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
                              --------------------------------------------------
-----------------------------
 By Telephone                 A new account may not be opened by                 To buy additional shares or to buy
                              telephone unless you have another Wells            shares of a new Fund call:
                              Fargo Advantage Fund account with your             o Investor Services at
                              bank information on file. If you do not            1-800-222-8222 or
                              currently have an account, refer to the section    o 1-800-368-7550 for the
                              on buying shares by mail or wire.                  automated phone system
----------------------------- -------------------------------------------------- --------------------------------------
 In Person                    Investors are welcome to visit the Investor        See instructions shown to the left.
                              Center in person to ask questions or conduct
                              any Fund transaction. The Investor Center is
                              located at 100 Heritage Reserve, Menomonee
                              Falls, Wisconsin 53051.
                              -------------------------------------------------- --------------------------------------

                                                            HOW TO BUY SHARES 29

 BUYING SHARES
----------------------------------------------------------------------------------------------------
               OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
               --------------------------------------------- ---------------------------------------
                                                             To buy additional shares, instruct
--------------                                               your bank or financial institution to
 By Wire       o Complete, sign and mail your account        use the same wire instructions
               application (refer to the section on buying   shown to the left.
               shares by mail)
                                                             --------------------------------------
               o Provide the following instructions to your
               financial institution:
               State Street Bank & Trust Boston, MA
               Bank Routing Number: ABA 011000028
               Wire Purchase Account: 9905-437-1
               Attention: WELLS FARGO ADVANTAGE FUNDS
               (Name of Fund, Account Number and any
               applicable share class)
               Account Name: Provide your name as
               registered on the Fund account
               ---------------------------------------------
--------------
 By Internet   A new account may not be opened by            o To buy additional shares or buy
               Internet unless you have another Wells Fargo  shares of a new Fund, visit our
               Advantage Fund account with your bank         Web site at
               information on file. If you do not currently  www.wellsfargo.com/
               have an account, refer to the section on      advantagefunds.
               buying shares by mail or wire.
               ---------------------------------------------
                                                             o Subsequent online purchases
                                                             have a minimum of $100 and a
                                                             maximum of $100,000.
                                                             --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.


   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.


   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.


   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.


   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.


 30 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.



 SELLING SHARES            TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Minimum Redemption        $100 (or remainder of account balance)
------------------------- ---------------------------------------------------------------------
 Through Your Investment   Contact your investment representative
                          ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                  o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                          dollar amount you wish to receive (or write "Full Redemption"
                          to redeem your remaining account balance) to the address
                          below.
                          o Make sure all account owners sign the request exactly as their names appear on the account application.
                          o  A medallion guarantee may be required under certain
                          circumstances (see "General Notes for Selling Shares").

                                                      REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire
-------------------------
                          o To arrange for a Federal Funds wire, call 1-800-222-8222.
                          o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                          o There is a $10 fee for each request.
                          ----------------------------------------------------------------------
 By Internet
-------------------------
                          Visit our Web site at www.wellsfargo.com/advantagefunds.

                          Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
                          ----------------------------------------------------------------------
 In Person
-------------------------
                          Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          ----------------------------------------------------------------------

                                                           HOW TO SELL SHARES 31

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
 (EFT)                      o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.
                            o Redemption requests may not be made by phone if the
                            address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 30 days)
                            or transferred to a linked bank account.
                            o Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.
                            o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.
                            o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.

--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.


   o CDSC FEES. Your redemption proceeds are net of any applicable CDSC fees.


   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT


 32 HOW TO SELL SHARES
     or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 30 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.


                                                           HOW TO SELL SHARES 33

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. However, there are a couple of exceptions to this:
   o Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and
   o Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


o Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity


 34 HOW TO EXCHANGE SHARES
may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds' policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds' policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


                                                       HOW TO EXCHANGE SHARES 35

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.


o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.


o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.


o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.


It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


 36 ACCOUNT POLICIES

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


                                                             ACCOUNT POLICIES 37

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Specialized Financial Services Fund makes distributions of any net investment income at least quarterly and any realized net capital gains at least annually. The Specialized Health Sciences and Specialized Technology Funds make such distributions at least annually.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.


o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.


o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.


o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.


 38 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Funds, however, generally do not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

                                                                        TAXES 39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). All performance information, along with the auditor's report and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


 40 FINANCIAL HIGHLIGHTS

SPECIALIZED FINANCIAL SERVICES FUND
CLASS A SHARES-COMMENCED ON JULY 2, 1962
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(1)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------

 NET ASSET VALUE, BEGINNING OF PERIOD                         $      3.70      $      3.83   $      4.26   $      3.71
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.00             0.04          0.03          0.03
  Net realized and unrealized gain (loss)
   on investments                                                    0.10             0.16          0.42          0.56
                                                              -----------      -----------   -----------   -----------
  Total from investment operations                                   0.10             0.20          0.45          0.59
                                                              -----------      -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                           0.00            (0.04)        (0.03)        (0.04)
  Distributions from net realized gain                               0.00            (0.29)        (0.85)         0.00
                                                              -----------      -----------   -----------   -----------
  Total distributions                                                0.00            (0.33)        (0.88)        (0.04)
                                                              -----------      -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                               $      3.80      $      3.70   $      3.83   $      4.26
                                                              ===========      ===========   ===========   ===========

 TOTAL RETURN/2/                                                     2.70%            5.34%        11.11%        16.12%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $   369,400      $   369,432   $   481,182   $   512,466
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                            1.35%            1.35%         1.35%         1.35%
  Ratio of net investment income (loss)
   to average net assets                                            (0.07)%           1.15%         0.71%         0.82%
  Portfolio turnover rate                                               1%(4)           49%          221%          356%
  Ratios of expenses to average net assets prior to
   waived fees and reimbursed expenses/3/                            1.58%            1.58%         1.60%         1.59%

1   The Fund changed its fiscal year-end from September 30 to October 31.
2 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 41

SPECIALIZED FINANCIAL SERVICES FUND
CLASS B SHARES-COMMENCED ON MAY 1, 1997
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(1)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------
 NET ASSET VALUE, BEGINNING OF PERIOD                         $      3.69      $      3.82   $      4.25   $      3.71
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.00             0.01         (0.01)         0.00
  Net realized and unrealized gain
   (loss) on investments                                             0.10             0.16          0.43          0.56
                                                              -----------      -----------   -----------   -----------
  Total from investment operations                                   0.10             0.17          0.42          0.56
                                                              -----------      -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                           0.00            (0.01)         0.00         (0.02)
  Distributions from net realized gain                               0.00            (0.29)        (0.85)         0.00
                                                              -----------      -----------   -----------   -----------
  Total distributions                                                0.00            (0.30)        (0.85)        (0.02)
                                                              -----------      -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                               $      3.79      $      3.69   $      3.82   $      4.25
                                                              ===========      ===========   ===========   ===========

 TOTAL RETURN/2/                                                     2.71%            4.32%        10.41%        15.21%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $     5,113      $     5,220   $    10,612   $    20,465
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                            2.10%            2.10%         2.10%         2.10%
  Ratio of net investment income (loss)
   to average net assets                                            (0.81)%            .40%        (0.02)%        0.07%
  Portfolio turnover rate                                               1%(4)           49%          221%          356%
  Ratios of expenses to average net assets prior to
   waived fees and reimbursed expenses/3/                            2.33%            2.33%         2.35%         2.45%

1   The Fund changed its fiscal year-end from September 30 to October 31.
2 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

 42 FINANCIAL HIGHLIGHTS

SPECIALIZED FINANCIAL SERVICES FUND
CLASS C SHARES-COMMENCED ON MAY 1, 1997
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(1)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------
 NET ASSET VALUE, BEGINNING OF PERIOD                         $      3.67      $      3.80   $      4.23   $      3.69
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.00             0.01          0.00          0.00
  Net realized and unrealized gain (loss)
   on investments                                                    0.10             0.16          0.42          0.56
                                                              -----------      -----------   -----------   -----------
  Total from investment operations                                   0.10             0.17          0.42          0.56
                                                              -----------      -----------   -----------   -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                           0.00            (0.01)         0.00         (0.02)
  Distributions from net realized gain                               0.00            (0.29)        (0.85)         0.00
                                                              -----------      -----------   -----------   -----------
  Total distributions                                                0.00            (0.30)        (0.85)        (0.02)
                                                              -----------      -----------   -----------   -----------
 NET ASSET VALUE, END OF PERIOD                               $      3.77      $      3.67   $      3.80   $      4.23
                                                              ===========      ===========   ===========   ===========

 TOTAL RETURN/2/                                                     2.72%            4.46%        10.45%        15.30%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $     1,202      $     1,189   $     1,857   $     1,937
  Ratios to average net assets:/5/
  Ratio of expenses to average net assets                            2.10%            2.10%         2.10%         2.10%
  Ratio of net investment income (loss)
   to average net assets                                            (0.82)%           0.40%        (0.04)%        0.07%
  Portfolio turnover rate                                               1%(4)           49%          221%          356%
  Ratios of expenses to average net assets prior to
   waived fees and reimbursed expenses/3,5/                          2.33%            2.33%         2.35%         2.55%

1   The Fund changed its fiscal year-end from September 30 to October 31.
2 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
3 During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 43

SPECIALIZED HEALTH SCIENCES FUND
CLASS A SHARES-COMMENCED ON APRIL 2, 2001
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(1)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     11.35      $     10.49   $      9.51   $      7.81
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                        0.00            (0.01)        (0.09)        (0.08)

 Net realized and unrealized gain (loss)
  on investments                                                    (0.16)            0.89          1.07          1.78
                                                              -----------      -----------   -----------   -----------
 Total from investment operations                                   (0.16)            0.88          0.98          1.70
                                                              -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS:
 Distributions from net investment income                            0.00             0.00          0.00          0.00
 Distributions from net realized gain                                0.00            (0.02)         0.00          0.00
                                                              -----------      -----------   -----------   -----------
 Total distributions                                                 0.00            (0.02)         0.00          0.00
                                                              -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                                $     11.19      $     11.35   $     10.49   $      9.51
                                                              ===========      ===========   ===========   ===========

TOTAL RETURN/1/                                                     (1.41)%           8.42%        10.30%        21.77%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                             $    10,784      $    11,219   $    12,891   $    12,805
 Ratios to average net assets:
 Ratio of expenses to average net assets                             1.65%            1.65%         1.65%         1.65%
 Ratio of net investment income (loss)
  to average net assets                                             (0.93)%          (0.41)%       (0.87)%       (1.02)%
 Portfolio turnover rate                                                9%(4)          200%          266%          150%
 Ratio of expenses to average net assets/5/
  prior to waived fees and reimbursed
  expenses/2,5/                                                      2.00%            1.96%         1.84%         2.25%

1 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3   The Fund changed its fiscal year-end from September 30 to October 31.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

 44 FINANCIAL HIGHLIGHTS

SPECIALIZED HEALTH SCIENCES FUND
CLASS B SHARES-COMMENCED ON APRIL 2, 2001
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(3)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     10.96      $     10.21   $      9.32   $      7.72
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                       (0.02)           (0.16)        (0.18)        (0.16)

 Net realized and unrealized gain (loss)
  on investments                                                    (0.14)            0.93          1.07          1.76
                                                              -----------      -----------   -----------   -----------
 Total from investment operations                                   (0.16)            0.77          0.89          1.60
                                                              -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS:
 Distributions from net investment income                            0.00             0.00          0.00          0.00
 Distributions from net realized gain                                0.00            (0.02)         0.00          0.00
                                                              -----------      -----------   -----------   -----------
 Total distributions                                                 0.00            (0.02)         0.00          0.00
                                                              -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                                $     10.80      $     10.96   $     10.21   $      9.32
                                                              ===========      ===========   ===========   ===========

TOTAL RETURN/1/                                                     (1.46)%           7.57%         9.55%        20.73%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                             $    14,447      $    14,913   $    17,140   $    17,150
 Ratios to average net assets:
 Ratio of expenses to average net assets                             2.40%            2.40%         2.40%         2.40%
 Ratio of net investment income (loss)
  to average net assets                                             (1.68)%          (1.16)%       (1.62)%       (1.77)%
 Portfolio turnover rate                                                9%(4)          200%          266%          150%
 Ratio of expenses to average net assets/5/
  prior to waived fees and reimbursed expenses/2,5/                  2.75%            2.71%         2.59%         3.06%

1 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3   The Fund changed its fiscal year-end from September 30 to October 31.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 45

SPECIALIZED HEALTH SCIENCES FUND
CLASS C SHARES-COMMENCED ON APRIL 2, 2001
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(3)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     10.97      $     10.22   $      9.33   $      7.73
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                       (0.02)           (0.23)        (0.19)        (0.16)

 Net realized and unrealized gain (loss)
  on investments                                                    (0.14)            1.00          1.08          1.76
                                                              -----------      -----------   -----------   -----------
 Total from investment operations                                   (0.16)            0.77          0.89          1.60
                                                              -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS:
 Distributions from net investment income                            0.00             0.00          0.00          0.00
 Distributions from net realized gain                                0.00            (0.02)         0.00          0.00
                                                              -----------      -----------   -----------   -----------
 Total distributions                                                 0.00            (0.02)         0.00          0.00
                                                              -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                                $     10.81      $     10.97   $     10.22   $      9.33
                                                              ===========      ===========   ===========   ===========

TOTAL RETURN/1/                                                     (1.46)%           7.56%         9.54%        20.70%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                             $     1,414      $     1,500   $     2,249   $     2,323
 Ratios to average net assets:
 Ratio of expenses to average net assets                             2.40%            2.40%         2.40%         2.40%
 Ratio of net investment
  income (loss) to average net assets                               (1.68)%          (1.16)%       (1.63)%       (1.77)%
 Portfolio turnover rate                                                9%(4)          200%          266%          150%
 Ratio of expenses to average net assets/5/
  prior to waived fees and reimbursed expenses/2,5/                  2.75%            2.71%         2.59%         3.18%

1 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3   The Fund changed its fiscal year-end from September 30 to October 31.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

 46 FINANCIAL HIGHLIGHTS

SPECIALIZED TECHNOLOGY FUND
CLASS A SHARES-COMMENCED ON SEPTEMBER 18, 2000
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(3)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $      5.21      $      4.13   $      3.93   $      2.23
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                       (0.01)           (0.07)        (0.07)         0.02

 Net realized and unrealized gain (loss)
  on investments                                                     0.00             1.15          0.27          1.68
                                                              -----------      -----------   -----------   -----------
 Total from investment operations                                   (0.01)            1.08          0.20          1.70
                                                              -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS:
 Distributions from net investment income                            0.00             0.00          0.00          0.00
 Distributions from net realized gain                                0.00             0.00          0.00          0.00
                                                              -----------      -----------   -----------   -----------
 Total distributions                                                 0.00             0.00          0.00          0.00
                                                              -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                                $      5.20      $      5.21   $      4.13   $      3.93
                                                              ===========      ===========   ===========   ===========

TOTAL RETURN/1/                                                     (0.19)%          26.15%         5.09%        76.23%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                             $   114,262      $   114,233   $   104,033   $   110,730
 Ratios to average net assets:/2,5/
 Ratio of expenses to average net assets                             1.75%            1.75%         1.75%         1.75%
 Ratio of net investment income (loss)
  to average net assets                                             (1.30)%          (1.33)%       (1.44)%       (1.45)%
 Portfolio turnover rate                                               29%(4)          270%          262%          276%
 Ratio of expenses to average net assets
  Prior to waived fees and reimbursed
  expenses/2,5/                                                      1.78%            1.80%         1.80%         1.98%

1 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3   The Fund changed its fiscal year-end from September 30 to October 31.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 47

SPECIALIZED TECHNOLOGY FUND
CLASS B SHARES-COMMENCED ON SEPTEMBER 18, 2000
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(3)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $      5.02      $      4.01   $      3.85   $      2.19
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                       (0.01)           (0.12)        (0.10)        (0.06)

 Net realized and unrealized gain (loss)
  on investments                                                    (0.01)            1.13          0.26          1.72
                                                              -----------      -----------   -----------   -----------
 Total from investment operations                                   (0.02)            1.01          0.16          1.66
                                                              -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS:
 Distributions from net investment income                            0.00             0.00          0.00          0.00
 Distributions from net realized gain                                0.00             0.00          0.00          0.00
                                                              -----------      -----------   -----------   -----------
 Total distributions                                                0 .00             0.00          0.00          0.00
                                                              -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                                $      5.00      $      5.02   $      4.01   $      3.85
                                                              ===========      ===========   ===========   ===========

TOTAL RETURN/1/                                                     (0.40)%          25.19%         4.16%        75.80%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                             $    28,860      $    29,180   $    28,648   $    31,758
 Ratios to average net assets:/2,5/
 Ratio of expenses to average net assets                             2.50%            2.50%         2.50%         2.50%
 Ratio of net investment income (loss)
  to average net assets                                             (2.05)%          (2.09)%       (2.19)%       (2.10)%
 Portfolio turnover rate                                               29%(4)          270%          262%          276%
 Ratio of expenses to average net assets
  Prior to waived fees and reimbursed
  expenses/2,5/                                                      2.53%            2.55%         2.55%         3.08%

1 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3   The Fund changed its fiscal year-end from September 30 to October 31.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

 48 FINANCIAL HIGHLIGHTS

SPECIALIZED TECHNOLOGY FUND
CLASS C SHARES-COMMENCED ON SEPTEMBER 18, 2000
For a share outstanding throughout each period

                                                     OCT. 31,   OCT. 31,        SEPT. 30,     SEPT. 30,     SEPT. 30,
 FOR THE PERIOD ENDED:                                2006      2005(3)           2005          2004          2003
                                                    --------- -----------      -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $      5.01      $      4.00   $      3.84   $      2.19
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                       (0.01)           (0.13)        (0.10)        (0.06)

 Net realized and unrealized gain (loss)
  on investments                                                    (0.01)            1.14          0.26          1.71
                                                              -----------      -----------   -----------   -----------
 Total from investment operations                                   (0.02)            1.01          0.16          1.65
                                                              -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS:
 Distributions from net investment income                            0.00             0.00          0.00          0.00
 Distributions from net realized gain                                0.00             0.00          0.00          0.00
                                                              -----------      -----------   -----------   -----------
 Total distributions                                                 0.00             0.00          0.00          0.00
                                                              -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                                $      4.99      $      5.01   $      4.00   $      3.84
                                                              ===========      ===========   ===========   ===========

TOTAL RETURN/1/                                                     (0.40)%          25.25%         4.17%        75.34%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                             $     5,711      $     5,707   $     5,789   $     7,076
 Ratios to average net assets:/2,5/
 Ratio of expenses to average net assets                             2.50%            2.50%         2.50%         2.50%
 Ratio of net investment income (loss)
  to average net assets                                             (2.05)%          (2.09)%       (2.19)%       (2.10)%
 Portfolio turnover rate                                               29%(4)          270%          262%          276%
 Ratio of expenses to average net assets
  Prior to waived fees and reimbursed
  expenses/2,5/                                                      2.53%            2.55%         2.54%         2.91%

1 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3   The Fund changed its fiscal year-end from September 30 to October 31.
4 Portfolio Turnover rates presented for periods of less than one year are not annualized.
5   Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 49

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]



                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100953 12-06
                                                               126LCR/P101 12-06
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                                 MARCH 1, 2007




                                   Prospectus

                                    Class Z

WELLS FARGO ADVANTAGE FUNDS/SM/ -  SPECIALTY FUNDS



Specialized Technology Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUND
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                         3
Specialized Technology Fund                  4
Description of Principal Investment Risks    8




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE FUND
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



About Wells Fargo Funds Trust                11
The Investment Adviser                       11
The Sub-Adviser and Portfolio Managers       11




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES


Pricing Fund Shares            13
How to Open an Account         14
How to Buy Shares              16
How to Sell Shares             18
How to Exchange Shares         21
Account Policies               23




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions               25
Taxes                       26
Financial Highlights        27
For More Information        Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about a Fund within the WELLS FARGO ADVANTAGE FUNDS family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the Fund in this Prospectus is non-fundamental;
that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

o  what the Fund is trying to achieve;


o  how we intend to invest your money.


This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
RCM Capital Management, LLC



PORTFOLIO MANAGERS
Huachen Chen, CFA
Walter C. Price, Jr., CFA



FUND INCEPTION:
09/18/2000
CLASS Z:
Ticker: WFTZX

INVESTMENT OBJECTIVE
The Specialized Technology Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of technology companies;


o up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;


o up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and


o primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.


We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, healthcare, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.


We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develops forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 SPECIALIZED TECHNOLOGY FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Active Trading Risk
   o  Counter-Party Risk
   o  Derivatives Risk
   o  Emerging Markets Risk
   o  Foreign Investment Risk
   o  Issuer Risk
   o  Leverage Risk

   o  Liquidity Risk
   o  Management Risk
   o  Market Risk
   o  Non-Diversification Risk
   o  Regulatory Risk
   o  Sector Emphasis Risk
   o  Small Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                   SPECIALIZED TECHNOLOGY FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]




             Calendar Year Total Returns for the Z Class/1/
                          as of 12/31 each year

  2001          2002       2003        2004       2005       2006
-38.36%       -41.33%     72.47%      18.08%      8.15%      x.xx%




              BEST AND WORST QUARTER
  Best Quarter:       Q2    2003      x.xx%
  Worst Quarter:      Q3    2002      x.xx%


 AVERAGE ANNUAL TOTAL RETURNS as of 12/31/06                       1 YEAR           5 YEARS        LIFE OF FUND/1/
 CLASS Z/1/
  Returns Before Taxes                                              x.xx%            x.xx%          x.xx%
  Returns After Taxes on Distributions/2/                           x.xx%            x.xx%          x.xx%
  Returns After Taxes on Distributions and Sale of Fund Shares/2/   x.xx%            x.xx%          x.xx%
 S&P 500 Index/3/                                                   x.xx%            x.xx%          x.xx%
  (reflects no deduction for fees, expenses or taxes)
 Goldman Sachs Technology Index4                                    x.xx%            x.xx%          x.xx%
  (reflects no deduction for fees, expenses or taxes)

1 Class Z shares incepted on April 11, 2005. Performance shown prior to inception reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are lower than those of Class Z shares. Returns for the Class and Indexes shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.
4 The Goldman Sachs Technology Index is a modified capitalization-weighted index if selected technology stocks. You cannot invest directly in an index.

 6 SPECIALIZED TECHNOLOGY FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.



 SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases        None
   (AS A PERCENTAGE OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)                    None
   (AS A PERCENTAGE OF THE NET ASSET VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                       1.05%
  Distribution (12b-1) Fees                0.00%
  Other Expenses/2/                        x.xx%
  TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%
  Fee Waivers                              x.xx%
  NET EXPENSES/3/                          1.90%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 1.05% for the first $500 million; 1.00% for the next $500 million; 0.95% for the next $2 billion; 0.925% for the next $2 billion; and 0.90% for assets over $5 billion.
2 Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o  Your investment has a 5% return each year;
   o  You reinvest all distributions; and
   o  The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $   193
   3 Years     $   607
   5 Years     $ 1,048
  10 Years     $ 2,271


                                                   SPECIALIZED TECHNOLOGY FUND 7

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund are identified on the individual Fund page(s) and are described below. Additional information about the principal risks is included in the Statement of Additional Information. A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information and on the Fund's Web site at www.wellsfargo.com/advantagefunds.


ACTIVE TRADING RISK  Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK   When a Fund enters into a repurchase agreement, an agreement where it buys a security in which the seller agrees to repurchase the security at an agreed upon price and time, the
                     Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                     Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK     The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                     For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value, or payments, is derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 8 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

EMERGING MARKETS RISK    Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International
                         Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-
                         developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; (2) issued by companies for which the principal securities trading market is an emerging market country; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in emerging market countries or that have at least 50% of their assets in emerging market countries. Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.
FOREIGN INVESTMENT RISK  Foreign securities include American Depository Receipts (ADRs) and similar investments, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs).
                         ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depository receipts to any capital gains or dividends from the foreign company stocks underlying the depository receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including
                         ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the direct investment.
                         Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.
ISSUER RISK              The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

                                     DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 9

LEVERAGE RISK             Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK            A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK           We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.
MARKET RISK               The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
NON-DIVERSIFICATION RISK  Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                          "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                          of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK           Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK      Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALL COMPANY SECURITIES  Securities of small companies tend to be more volatile and less liquid than larger company
RISK                      stocks. Small companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.


 10 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

ORGANIZATION AND MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's annual report for the fiscal year ended October 31, 2006.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.


                                      ORGANIZATION AND MANAGEMENT OF THE FUND 11


=============================
RCM CAPITAL MANAGEMENT, LLC (RCM), wholly owned by RCM US Holdings LLC (US Holdings), is located at 4
Embarcadero Center, San Francisco, CA 94111. US Holdings is a registered investment adviser and is an indirect wholly owned subsidiary of Dresdner Bank AG, which, in turn is a wholly owned subsidiary of Allianz A.G. RCM is a registered investment adviser and is the sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund and
in this capacity is responsible for the day-to-day investment management activities of the Fund.

HUACHEN CHEN, CFA             Mr. Chen is jointly responsible for managing the Specialized Technology Fund, which
Specialized Technology Fund   he has managed from 2000 to April 2003, and again since 2004. Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. From 2000 through April 2003, he co-managed the Specialized Technology Fund, and in May 2003 joined the team of RCM investment professionals that provide research assistance to the Fund. He resumed his co-management responsibilities for the Fund in 2004.
                              Education: B.S. degree in Electrical Engineering, Cornell University; M.S. degree in
                              Materials Science and Engineering, Northwestern University.
WALTER C. PRICE, JR., CFA     Mr. Price is jointly responsible for managing the Specialized Technology Fund, which he
Specialized Technology Fund   has managed since 2000. Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He is responsible for fundamental security analysis in the software/services and internet areas. He is a Director and past president of the M.I.T. Club of Northern California and heads the Educational Council for M.I.T. in the Bay Area. Education: B.S. degree in Electrical Engineering, M.I.T.; B.S.and M.S.
                              degrees in Management, Sloan School, M.I.T.

==============================


 12 ORGANIZATION AND MANAGEMENT OF THE FUND

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


                                                          PRICING FUND SHARES 13

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

INVESTORS WHO MAY PURCHASE CLASS Z SHARES
You may purchase Class Z shares only under limited circumstances, at the NAV on the day of purchase. The following types of investors may qualify to purchase Class Z shares of the Fund:

o Investors who received Class Z shares in the reorganization of the Strong Funds into the WELLS FARGO ADVANTAGE FUNDS;


o Investors who previously held Class Z shares of any Fund, upon providing adequate proof of prior ownership;


o Officers, directors and employees of WELLS FARGO ADVANTAGE FUNDS, Funds Management, and affiliates of these entities, and each of their family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law));


o Employer-sponsored retirement plans, and their participants, for which Funds Management or the Funds' distributor, or an affiliate, has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or the Funds' distributor, or an affiliate, to perform services;


o Certain institutional investors purchasing more than $1 million of Class Z shares;


o Fund of Funds advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/ and WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS/SM/);


o   Any Internal Revenue Code Section 529 college savings plan accounts;


o   Any accounts in a fee-based advisory program managed by Funds Management;
    and


o Registered investment advisers holding Class Z shares of a Strong Fund on November 30, 2000.


You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:


   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;


   o  through a brokerage account with an approved selling agent; or


   o through certain retirement, benefit and pension plans or certain packaged investment products (please contact the providers of the plan or product for instructions).


SHAREHOLDER SERVICING PLAN
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.


In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, providing "shelf space" for the placement of the Fund on a list of mutual funds offered as investment options to a selling


 14 HOW TO OPEN AN ACCOUNT
agent's clients; granting access to a selling agent's registered representatives; and providing assistance in training and educating the selling agent's registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


Payments made by the Fund's adviser, distributor or their affiliates for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.


In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable NASD regulations.


More information on the NASD member firms that have received such payments is available in the Statement of Additional Information.


                                                       HOW TO OPEN AN ACCOUNT 15

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.


 MINIMUM INVESTMENTS                         INITIAL PURCHASE          SUBSEQUENT PURCHASES
-----------------------------                -----------------------   ------------------------------
 Regular accounts                            $2,500                    $100
 Automatic Investment Plans                  $50                       $50
 IRAs, IRA rollovers, Roth IRAs              $1,000                    $100
 UGMA/UTMA accounts                          $1,000                    $50
 Employer Sponsored Retirement Plans         no minimum                no minimum

 BUYING SHARES                OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
----------------------------- -------------------------------------------------- --------------------------------------
 Through Your Investment      Contact your investment representative             Contact your investment representative
 Representative
----------------------------- --------------------------------------------------
 By Mail                      o Complete and sign your account                   o Fill out the deposit slip from
-----------------------------   application.                                       your account statement. If you
                                                                                   do not have a slip, include a
                              o Mail the application with your check made          note with your name, the Fund
                                payable to the Fund to Investor Services at:       name, and your account number.
                                                REGULAR MAIL
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                               P.O. Box 8266                     o Mail the deposit slip or note
                                           Boston, MA 02266-8266                   with your check made payable
                                                                                   to the Fund to the address on
                                               OVERNIGHT ONLY                      the left.
                              --------------------------------------------------

                                                                                 --------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                        Attn: CCSU-Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809

                              --------------------------------------------------
 By Telephone                 A new account may not be opened by                 To buy additional shares or to buy
----------------------------- telephone unless you have another Wells            shares of a new Fund call:
                              Fargo Advantage Fund account with your             o Investor Services at
                              bank information on file. If you do not              1-800-222-8222 or
                              currently have an account, refer to the section    o 1-800-368-7550 for the
                              on buying shares by mail or wire.                    automated phone system
                              -------------------------------------------------- --------------------------------------
 In Person                     Investors are welcome to visit the Investor        See instructions shown to the left.
-----------------------------                                                    --------------------------------------
                              Center in person to ask questions or conduct
                              any Fund transaction. The Investor Center is
                              located at 100 Heritage Reserve, Menomonee
                              Falls, Wisconsin 53051.
                              --------------------------------------------------

 16 HOW TO BUY SHARES

 BUYING SHARES  OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
--------------  ---------------------------------------------  ---------------------------------------
 By Wire                                                       To buy additional shares, instruct
--------------  o Complete, sign and mail your account         your bank or financial institution to
                  application (refer to the section on buying  use the same wire instructions
                  shares by mail)                              shown to the left.
                o Provide the following instructions to your   --------------------------------------
                  financial institution:
                State Street Bank & Trust
                Boston, MA
                Bank Routing Number: ABA 011000028
                Wire Purchase Account: 9905-437-1
                Attention: WELLS FARGO ADVANTAGE FUNDS
                (Name of Fund, Account
                Number and any applicable
                share class)
                Account Name: Provide your
                name as registered on the
                Fund account

               ---------------------------------------------
 By Internet   A new account may not be opened by              o To buy additional shares or buy
-------------- Internet unless you have another Wells Fargo      shares of a new Fund, visit our
               Advantage Fund account with your bank             Web site at www.wellsfargo.com/
               information on file. If you do not currently      advantagefunds.
               have an account, refer to the section on
               buying shares by mail or wire.
               ---------------------------------------------
                                                               o Subsequent online purchases
                                                                 have a minimum of $100 and a
                                                                 maximum of $100,000.
                                                               --------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.


   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.


   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.


   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.


   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.


                                                            HOW TO BUY SHARES 17

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.



 SELLING SHARES           TO SELL SOME OR ALL OF YOUR SHARES
------------------------- ----------------------------------------------------------------------
 Minimum Redemption       $100 (or remainder of account balance)
------------------------- ---------------------------------------------------------------------
 Through Your Investment  Contact your investment representative
  Representative
------------------------- ----------------------------------------------------------------------
 By Mail                  o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                            dollar amount you wish to receive (or write "Full Redemption"
                            to redeem your remaining account balance) to the address
                            below.
                          o Make sure all account owners sign the request exactly as their names appear on the account application.
                          o A medallion guarantee may be required under certain
                            circumstances (see "General Notes for Selling Shares").
                                                           REGULAR MAIL
------------------------- ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                                      P.O. Box 8266
                                                  Boston, MA 02266-8266
                                                     OVERNIGHT ONLY
                          ----------------------------------------------------------------------
                                               WELLS FARGO ADVANTAGE FUNDS
                                               Attn: CCSU-Boston Financial
                                                       30 Dan Road
                                                  Canton, MA 02021-2809
                          ----------------------------------------------------------------------
 By Wire                  o To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------
                          o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                          o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                          o There is a $10 fee for each request.
                          ----------------------------------------------------------------------
 By Internet              Visit our Web site at www.wellsfargo.com/advantagefunds.
------------------------- Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000.
                          ----------------------------------------------------------------------
 In Person                Investors are welcome to visit the Investor Center in person to ask
------------------------- questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                          53051.
                          ----------------------------------------------------------------------

 18 HOW TO SELL SHARES

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer    use the automated phone system 1-800-368-7550.
(EFT)                       o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                              application or subsequently in writing.
                            o Redemption requests may not be made by phone if the
                              address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                            o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 30 days)
                              or transferred to a linked bank account.
                            o Transfers made to a Wells Fargo Bank account are made
                              available sooner than transfers to an unaffiliated institution.
                            o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                              market funds, and next day for all other WELLS FARGO ADVANTAGE
                              FUNDS.
                            o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.
--------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.


   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o WIRE FEES. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.


   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.


                                                           HOW TO SELL SHARES 19

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 30 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.


 20 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. In addition, Class Z shares may also be exchanged for Investor Class shares of any Wells Fargo Advantage Fund.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
    Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern.


In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund, and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund's policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.


Funds Management's ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that Funds Management does not have direct access to the underlying shareholder account information. However, Funds


                                                       HOW TO EXCHANGE SHARES 21

Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. Funds Management has requested that such financial intermediaries enter into agreements to furnish Funds Management, upon request, with sufficient trade level information for beneficial shareholders so as to further review any unusual patterns of trading activity discovered in the omnibus account. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund's policies. As a result, Funds Management's ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


 22 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.


AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.


o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.


o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:


     o  must have a Fund account valued at $10,000 or more;


     o  must have your distributions reinvested; and


     o  may not simultaneously participate in the Automatic Investment Plan.


o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.


It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


HOUSEHOLDING
To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o   Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


                                                             ACCOUNT POLICIES 23

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 24 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund makes distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.


o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.


o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.


o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Fund prior to establishing this option.


                                                                DISTRIBUTIONS 25

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. The Funds, however, generally do not expect to realize a material amount of such dividend income. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

 26 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information. All performance information, along with the auditor's report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


SPECIALIZED TECHNOLOGY FUND
CLASS Z SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                              OCT. 31,     OCT. 31,    SEPT. 30
 FOR THE PERIOD ENDED:                         2006        2005(3)       2005
NET ASSET VALUE, BEGINNING OF PERIOD                      $     5.21   $     4.57
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  (0.01)       (0.03)
 Net realized and unrealized gain (loss)
  on investments                                                0.00         0.67
                                                          ----------   ----------
 Total from investment operations                              (0.01)        0.64
                                                          ----------   ----------
LESS DISTRIBUTIONS:
 Distributions from net investment income                       0.00         0.00
 Distributions from net realized gain                           0.00         0.00
                                                          ----------   ----------
 Total distributions                                            0.00         0.00
                                                          ----------   ----------
NET ASSET VALUE, END OF PERIOD                            $     5.20   $     5.21
                                                          ==========   ==========
TOTAL RETURN/1/                                                (0.19)%      14.00%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                         $   91,285   $   92,233
 Ratios to average net assets:/4/
 Ratio of expenses to average net assets                        1.90%        1.90%
 Ratio of net investment income (loss) to
  average net assets                                           (1.45)%      (1.37)%
 Portfolio turnover rate                                          29%         270%
 Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses/2, 4/                                                1.95%        1.95%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns calculations for periods of less than one year are not annualized.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
3    The Fund changed its fiscal year-end from September 30 to October 31.
4    Ratios shown for periods of less than one year are annualized.

                                                         FINANCIAL HIGHLIGHTS 27

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on the Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                                    100958 12-06
                                                               126LCZ/P102 12-06
                                                          ICA Reg. No. 811-09253
(Copyright) 2007 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

                      STATEMENT OF ADDITIONAL INFORMATION

                                 March 1, 2007


                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222


                  WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
                    WELLS FARGO ADVANTAGE COMMON STOCK FUND
                      WELLS FARGO ADVANTAGE DISCOVERY FUND
                     WELLS FARGO ADVANTAGE ENTERPRISE FUND
                 WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
                   WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
                     WELLS FARGO ADVANTAGE OPPORTUNITY FUND
                WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
                  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
               WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
                   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
                 WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND


                  CLASS A, CLASS B, CLASS C, CLASS D, CLASS Z,
   ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about twelve series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. The Small Cap Opportunities Fund and the Small Cap Value Fund are closed to new investors.Class Z shares are currently available only to certain qualified investors. Please see the Class Z shares prospectus for further details.Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class.


                             CLASS    CLASS   CLASS   ADMINISTRATOR   ADVISOR   INSTITUTIONAL   INVESTOR
FUND                        A, B, C     D       Z         CLASS        CLASS        CLASS        CLASS
 C&B Mid Cap Value             o        o                   o                         o
 Common Stock                  o                o
 Discovery                                                  o                         o            o
 Enterprise                                                 o            o            o            o
 Mid Cap Disciplined                                        o                         o            o
 Mid Cap Growth                o                o
 Opportunity                                                o            o                         o
 Small Cap Disciplined                                      o                         o            o
 Small Cap Growth              o                o           o                         o
 Small Cap Opportunities                                    o
 Small Cap Value               o                o
 Small/Mid Cap Value                                        o                         o            o

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated March 1, 2007. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the year ended October 31, 2006, are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses and Annual Reports may be obtained free of charge by visiting our website at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS, P.O. Box 8266, Boston, MA 02266-8266.

License Information about the S&P 500 Index
-------------------------------------------

     The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").


     The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.


     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

                              TABLE OF CONTENTS


                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              1
 Fundamental Investment Policies                                         2
 Non-Fundamental Investment Policies                                     3
PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS                     4
MANAGEMENT                                                              15
 Trustees and Officers                                                  15
 Investment Adviser                                                     19
 Investment Sub-Advisers                                                23
 Portfolio Managers                                                     24
 Administrator                                                          29
 Distributor                                                            32
DISTRIBUTION FEES                                                       32
 Shareholder Servicing Agent                                            33
 Custodian                                                              33
 Fund Accountant                                                        34
 Transfer and Distribution Disbursing Agent                             34
 Underwriting Commissions                                               34
 Code of Ethics                                                         34
DETERMINATION OF NET ASSET VALUE                                        35
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          35
PORTFOLIO TRANSACTIONS                                                  38
FUND EXPENSES                                                           41
FEDERAL INCOME TAXES                                                    41
PROXY VOTING POLICIES AND PROCEDURES                                    48
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       49
CAPITAL STOCK                                                           50
OTHER INFORMATION                                                       61
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           61
FINANCIAL INFORMATION                                                   61

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.


     On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.


     On February 3, 2004, the Board of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.


     In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.



     The Small Cap Opportunities Fund described in this SAI was created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or the "Custodian") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex; the Mid Cap Growth Fund and Small Cap Growth Fund described in this SAI were created as part of the reorganization of certain of the funds of the Montgomery family of funds into certain of the WELLS FARGO ADVANTAGE FUNDS/SM/. The C&B Mid Cap Value Fund described in this SAI was created as part of the reorganization of the certain portfolios of AIC Trust into certain funds of the Trust. The Common Stock Fund, Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, Small Cap Value Fund and Small/Mid Cap Value Fund described in this SAI were created as part of the reorganization of Strong, advised by Strong Capital Management, Inc. ("SCM"), and the WELLS FARGO ADVANTAGE FUNDS, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies. The reorganization between Montgomery and the Trust followed the Funds' adviser's parent company purchasing certain parts of the institutional and retail investment management business of the Montgomery funds' adviser, Montgomery Asset Management, LLC ("MAM"). The reorganization between AIC Trust and the Trust followed the Funds' adviser entering into an agreement with the predecessor portfolio's adviser to "adopt"/ support a reorganization of the predecessor portfolio with and into the Fund. The reorganization between Strong and the WELLS FARGO ADVANTAGE FUNDS followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.


     The chart below indicates the predecessor Stagecoach, Norwest, Montgomery, C&B and Strong funds that are the accounting survivors of the WELLS FARGO ADVANTAGE FUNDS listed below.



WELLS FARGO ADVANTAGE FUND     PREDECESSOR FUND
------------------------------ -------------------------------------
C&B Mid Cap Value Fund         C&B Mid Cap Value Portfolio
Common Stock Fund              Strong Advisor Common Stock Fund
Discovery Fund                 Strong Discovery Fund
Enterprise Fund                Strong Enterprise Fund
Mid Cap Disciplined Fund       Strong Mid Cap Disciplined Fund
Mid Cap Growth Fund            Montgomery Mid Cap Fund
Opportunity Fund               Strong Opportunity Fund
Small Cap Disciplined Fund     Strong Small Company Value Fund
Small Cap Growth Fund          Montgomery Small Cap Fund
Small Cap Opportunities Fund   Norwest Small Cap Opportunities Fund
Small Cap Value Fund           Strong Advisor Small Cap Value Fund
Small/Mid Cap Value Fund       Strong Small/Mid Cap Value Fund

     The C&B MID CAP VALUE FUND commenced operations on July 26, 2004, as successor to the C&B Mid Cap Value Portfolio. The predecessor fund was organized on November 19, 2001, as the successor-in-interest to the UAM Cooke & Bieler, Inc.'s C&B Mid Cap Equity Portfolio, which commenced operations on February 18, 1998.

     The COMMON STOCK FUND commenced operations on April 11, 2005, as successor to the Strong Advisor Common Stock Fund, a series of Strong Common Stock Fund, Inc. The predecessor Strong Advisor Common Stock Fund commenced operations on December 29, 1989.


     The DISCOVERY FUND commenced operations on April 11, 2005, as successor to the Strong Discovery Fund, a series of Strong Discovery Fund, Inc. The predecessor Strong Discovery Fund commenced operations on December 31, 1987.


     The ENTERPRISE FUND commenced operations on April 11, 2005, as successor to the Strong Enterprise Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Enterprise Fund commenced operations on September 30, 1998.


     The MID CAP DISCIPLINED FUND commenced operations on April 11, 2005, as successor to the Strong Mid Cap Disciplined Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Mid Cap Disciplined Fund commenced operations on December 31, 1998.


     The MID CAP GROWTH FUND commenced operations on June 9, 2003 as successor to the Montgomery Mid Cap Fund and the Wells Fargo Mid Cap Growth Fund. The Montgomery Mid Cap Fund, which commenced operations on December 30, 1994, is considered the surviving entity for accounting purposes. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the Mid Cap Fund.


     The OPPORTUNITY FUND commenced operations on April 11, 2005, as successor to the Strong Opportunity Fund, a series of Strong Opportunity Fund, Inc. The predecessor Strong Opportunity Fund commenced operations on December 31, 1985.


     The SMALL CAP DISCIPLINED FUND commenced operations on April 11, 2005, as successor to the Strong Small Company Value Fund, a series of Strong Equity Funds II, Inc. The predecessor Strong Small Company Value Fund commenced operations on March 28, 2002.


     The SMALL CAP GROWTH FUND commenced operations on June 9, 2003 as successor to the Montgomery Small Cap Fund. The predecessor fund commenced operations on July 13, 1990. The performance history and financial highlights shown for periods prior to June 9, 2003 are the performance history and financial highlights of the predecessor fund. The Small Cap Growth Fund changed its name from the Montgomery Small Cap Fund to the Small Cap Growth Fund effective April 11, 2005.


     The SMALL CAP OPPORTUNITIES FUND commenced operations on November 8, 1999, as successor to the Small Cap Opportunities Fund of Norwest. The predecessor Norwest Small Cap Opportunities Fund commenced operations on August 1, 1993. As of May 17, 2002, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.


     The SMALL CAP VALUE FUND commenced operations on April 11, 2005, as successor to the Strong Advisor Small Cap Value Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Advisor Small Cap Value Fund commenced operations on December 31, 1997.


     The SMALL/MID CAP VALUE FUND commenced operations on April 11, 2005, as successor to the Strong Small/Mid Cap Value Fund, a series of Strong Equity Funds II, Inc. The predecessor Strong Small/Mid Cap Value Fund commenced operations on March 28, 2002.


Fundamental Investment Policies
--------------------------------


     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.


     THE FUNDS MAY NOT:


     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements;


     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;


     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptions thereunder;


     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;


     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;


     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor


     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.


Non-Fundamental Investment Policies
------------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.


     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.


     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.


     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC, and (ii) other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.
(4)


     (5) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.


     (6) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.


     (7) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).


     (8) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (9)
(10) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:


     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


             PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS


     Set forth below are descriptions of permitted investment activities for the Funds and their associated risks. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the accompanying prospectus. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.


DEBT SECURITIES
---------------


Bank Obligations
-----------------


     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.


     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.


     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.


Commercial Paper
----------------


     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized

Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.


Convertible Securities
----------------------

     Investing in convertible securities that have a strong earnings and credit record may provide current income. A Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.


Custodial Receipts for Treasury Securities
------------------------------------------

     These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.


Loan Participations
-------------------

     Loan participations (sometimes called "bank loans") are purchases in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A loan participation gives a Fund an undivided proportionate interest in a loan or instrument. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the loan participation.


Money Market Instruments
------------------------

     Investments in the following types of high-quality money market instruments that have remaining maturities not exceeding one year are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1-" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.


     LETTERS OF CREDIT. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.


Synthetic Convertible Securities
--------------------------------

     "Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


U.S. Government Obligations
---------------------------

     Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.


DERIVATIVES
-----------

Derivative Securities
---------------------

     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate, including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Futures contracts and options transactions are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below.

     An investment is often made in derivative securities as a "hedge" against fluctuations in the value of the other securities in a Fund's portfolio, although the Fund may also invest in certain derivative securities for investment purposes only. While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the Fund to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Additional risks of derivative securities include: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).


     The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.


     A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.


Futures and Options Contracts
-----------------------------

     IN GENERAL. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).


     Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.


     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the relevant Fund.


     A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.


     Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.


     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.


     A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.


     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).


     OPTIONS TRADING. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.


     A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.


     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.


     Below is a description of some of the types of options in which a Fund may invest.


     STOCK INDEX OPTIONS. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's Custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.


     STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.


     FOREIGN CURRENCY FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. A Fund may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.


     Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

     Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.


     A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


     The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.


     INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.


     INTEREST RATE AND INDEX SWAPS AND SWAP OPTIONS ("SWAPTIONS"). A Fund may enter into interest rate and index swaps and swaptions in pursuit of its investment objectives. Interest rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In a swaption, which is an option to enter into an interest rate swap, in exchange for an option premium, the Fund gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps and swaptions on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap or swaption, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.


     The use of interest rate and index swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions or swaptions that may be entered into by the Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap or swaption, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.


     FUTURE DEVELOPMENTS. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.


EQUITY SECURITIES
-----------------


     The following equity securities may be purchased by a Fund to the extent such purchase is permitted by its investment objective and strategies.

Initial Public Offerings
------------------------


     Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.


Small Company Securities
------------------------


     Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).


     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.


     Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.


FOREIGN SECURITIES AND CURRENCY TRANSACTIONS
--------------------------------------------


Foreign Obligations and Securities
-----------------------------------


     Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.


     Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.


     Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


     Investments in currency forward contracts ("forward contracts") may be made to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.


     Investment in foreign securities may also be made through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.


     For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.


Emerging Market Securities
--------------------------

     The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.


     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.


     Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.


     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.


     Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

OTHER INVESTMENTS AND TECHNIQUES
--------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.


Closed-End Investment Companies
-------------------------------

     A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.


Floating- and Variable-Rate Obligations
---------------------------------------

     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.


     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks.


     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.


Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------


     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.


     The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


Illiquid Securities
-------------------

     Securities not registered under the Securities Act of 1933, as amended (the "1933 Act"), and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities
-----------------------------

     Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.


     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.


     Wells Fargo Bank acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.


Other Investment Companies
--------------------------

     A Fund may invest in shares of other open-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Fund's non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Fund's total assets with respect to any one investment company; and (iii) 10% of such Fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.


     ISHARES. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.


Privately Issued Securities
---------------------------

     Privately issued securities include those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation:
(1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).


Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.


     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.


Reverse Repurchase Agreements
-----------------------------

     A reverse repurchase agreement is an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.


Short Sales
-----------

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the Fund owns the securities, which are placed in a segregated account until the transaction is closed out.


     The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.


     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.


     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.


     In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.


     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.


Unrated Investments
-------------------

     A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.


Warrants
--------

     Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.


                                   MANAGEMENT


     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."


Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.


     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 144 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustee. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.



                             POSITION HELD                                                                       OTHER PUBLIC
                                 WITH                                                                             COMPANY OR
                              REGISTRANT/                                                                         INVESTMENT
NAME, AGE AND                  LENGTH OF                          PRINCIPAL OCCUPATION(S)                           COMPANY
ADDRESS                       SERVICE/1/                            DURING PAST 5 YEARS                          DIRECTORSHIPS
-----------------------    ----------------    -------------------------------------------------------------    --------------
                                                        INDEPENDENT TRUSTEES
Thomas S. Goho, 64         Trustee,            Chair of Finance, Wake Forest University, since 2006. Wake             N/A
                           since 1987          Forest University, Calloway School of Business and
                                               Accountancy, Benson-Pruitt Professorship since 1999.
                                               Associate Professor of Finance 1994-1999.
Peter G. Gordon, 64        Trustee,            Chairman, CEO and Co-Founder of Crystal Geyser Water                   N/A
                           since 1998;         Company and President of Crystal Geyser Roxane Water
                           (Chairman,          Company.
                           since 2001).
Richard M. Leach, 73       Trustee, since      Retired. President of Richard M. Leach Associates (a                   N/A
                           1987                financial consulting firm).
Olivia Mitchell, 54        Trustee, since      Professor of Insurance and Risk Management, Wharton                    N/A
                           2006                School, University of Pennsylvania. Director of the Boettner
                                               Center on Pensions and Retirement Research. Research
                                               Associate and Board member, Penn Aging Research Center.
                                               Research Associate, National Bureau of Economic Research.
Timothy J. Penny, 55       Trustee, since      Senior Counselor to the public relations firm of                       N/A
                           1996                Himle-Horner and Senior Fellow at the Humphrey Institute,
                                               Minneapolis, Minnesota (a public policy organization).
Donald C. Willeke, 66      Trustee, since      Principal of the law firm of Willeke & Daniels.                        N/A
                           1996

                             POSITION HELD                                                                       OTHER PUBLIC
                                 WITH                                                                             COMPANY OR
                              REGISTRANT/                                                                         INVESTMENT
NAME, AGE AND                  LENGTH OF                           PRINCIPAL OCCUPATION(S)                          COMPANY
ADDRESS                       SERVICE/1/                             DURING PAST 5 YEARS                         DIRECTORSHIPS
----------------------    ------------------    ------------------------------------------------------------    --------------
                                                       INTERESTED/2/ TRUSTEE
J. Tucker Morse, 62       Trustee, since        Private Investor/Real Estate Developer.                               N/A
                          1987
                                                              OFFICERS
Karla M. Rabusch, 47      President, since      Executive Vice President of Wells Fargo Bank, N.A.                    N/A
                          2003                  President of Wells Fargo Funds Management, LLC. Senior
                                                Vice President and Chief Administrative Officer of Wells
                                                Fargo Funds Management, LLC from March 2001 to March
                                                2003. Vice President of Wells Fargo Bank, N.A. from
                                                December 1997 to May 2000.
A. Erdem Cimen, 33        Treasurer, since      Vice President of Wells Fargo Bank, N.A. and Vice                     N/A
                          2006                  President of Financial Operations for Wells Fargo Funds
                                                Management, LLC. Vice President and Group Finance
                                                Officer of Wells Fargo Bank, N.A. Auto Finance Group from
                                                2004 to 2006. Vice President of Portfolio Risk Management
                                                for Wells Fargo Bank, N.A. Auto Finance Group in 2004.
                                                Director of Small Business Services Risk Management for
                                                American Express Travel Related Services from 2000 to
                                                2001.
C. David Messman, 46      Secretary, since      Vice President and Managing Senior Counsel of Wells Fargo             N/A
                          2000                  Bank, N.A. and Senior Vice President and Secretary of Wells
                                                Fargo Funds Management, LLC. Vice President and Senior
                                                Counsel of Wells Fargo Bank, N.A. from 1996 to 2003.
Dorothy Peters, 45        Chief                 Chief Compliance Officer of Wells Fargo Funds                         N/A
                          Compliance            Management, LLC since 2004 and Compliance Officer of
                          Officer, since        Wells Fargo Funds Management, LLC from 1999 to 2002.
                          2004                  Compliance Manager of Wells Fargo Investments from 1997
                                                to 1999. In 2002, Ms. Peters left Wells Fargo Funds
                                                Management, LLC to pursue personal goals.

------
1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2 BASIS OF INTERESTEDNESS. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.


     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Nominees by shareholders are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary and met twice during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.


     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and four times during the Funds' most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.


     COMPENSATION. Prior to January 1, 2006, each Trustee received an annual retainer (payable quarterly) of $80,000 from the Fund Complex. Each Trustee also received a combined fee of $9,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairman (formerly referred to as the Lead Trustee) of the Fund Complex received an additional $25,000 annual retainer for the additional work and time devoted by the Chairman.


     Effective January 1, 2006, each Trustee receives an annual retainer (payable quarterly) of $102,000 from the Fund Complex. Each Trustee also receives a combined fee of $12,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex receives an additional $34,000 annual retainer and the Chairperson of the Audit Committee receives an additional $12,000 annual retainer, for the additional work and time devoted by the Chairperson.


     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended October 31, 2006, the Trustees received the following compensation:


                               COMPENSATION TABLE
                       FISCAL YEAR ENDED OCTOBER 31, 2006



                           INTERESTED TRUSTEE                            INDEPENDENT TRUSTEES
                                J. TUCKER       THOMAS S.   PETER G.   RICHARD M.    OLIVIA S.    TIMOTHY J.   DONALD C.
FUND                              MORSE            GOHO      GORDON       LEACH     MITCHELL/1/      PENNY      WILLEKE
C&B Mid Cap Value          $                    $           $          $            $             $            $
Common Stock               $                    $           $          $            $             $            $
Discovery                  $                    $           $          $            $             $            $
Enterprise                 $                    $           $          $            $             $            $
Mid Cap Disciplined        $                    $           $          $            $             $            $
Mid Cap Growth             $                    $           $          $            $             $            $
Opportunity                $                    $           $          $            $             $            $
Small Cap Disciplined      $                    $           $          $            $             $            $
Small Cap Growth           $                    $           $          $            $             $            $
Small Cap Opportunities    $                    $           $          $            $             $            $
Small Cap Value            $                    $           $          $            $             $            $
Small/Mid Cap Value        $                    $           $          $            $             $            $
TOTAL COMPENSATION FROM    $                    $           $          $            $             $            $
THE FUND COMPLEX/2/

------
1 Effective January 1, 2006, Olivia Mitchell is an Independent member of the Board of Trustees.
2 Includes Trustee compensation received by other funds within the entire Fund Complex (consisting of 144 funds).


     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2006, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.

           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2006



                           INTERESTED
                           TRUSTEE                                         INDEPENDENT TRUSTEES
                           J. TUCKER        THOMAS S.        PETER G.         RICHARD M.       TIMOTHY J.       DONALD C.
FUND                       MORSE            GOHO             GORDON           LEACH            PENNY            WILLEKE
C&B Mid Cap Value          $0               $0               $0               $0               $0               $0
Common Stock               $0               $0               $0               $0               $0               $0
Discovery                  $0               $0               $0               $0               $0               $0
Enterprise                 $0               $0               $0               $0               $0               $0
Mid Cap Disciplined        $0               $0               $0               $0               $0               $0
Mid Cap Growth             $0               $0               $0               $0               $0               $0
Opportunity                $0               $0               $0               $0               $0               $0
Small Cap Disciplined      $0               $0               $0               $0               $0               $0
Small Cap Growth           $0               $0               $0               $0               $0               $0
Small Cap Opportunities    $0               $0               $0               $0               $0               $0
Small Cap Value            $0               $0               $0               $0               $0               $0
Small/Mid Cap Value        $0               $0               $0               $0               $0               $0
                           $0               $0               $0               $0               $0               $0
Aggregate Dollar Range of
Equity Securities Of Fund
Complex/1/                 over $100,000    over $100,000    over $100,000    over $100,000    over $100,000    over $100,000

------
/1/ Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 144 funds).


     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2006, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.


Investment Adviser
------------------

     Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.


     AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                  FEE
        FUND               PRIOR TO 8/1/04             EFFECTIVE 8/1/04
 C&B Mid Cap Value               N/A             First $500M            0.75%
                                                  Next $500M            0.70%
                                                    Next $2B            0.65%
                                                    Next $2B           0.625%
                                                    Over $5B            0.60%
 Common Stock                    N/A             First $500M            0.75%
                                                  Next $500M            0.70%
                                                    Next $2B            0.65%
                                                    Next $2B           0.625%
                                                    Over $5B            0.60%

                                                        FEE
           FUND                  PRIOR TO 8/1/04             EFFECTIVE 8/1/04
 Discovery                            N/A              First $500M            0.75%
                                                        Next $500M            0.70%
                                                          Next $2B            0.65%
                                                          Next $2B           0.625%
                                                          Over $5B            0.60%
 Enterprise                           N/A              First $500M            0.75%
                                                        Next $500M            0.70%
                                                          Next $2B            0.65%
                                                          Next $2B           0.625%
                                                          Over $5B            0.60%
 Mid Cap Disciplined                  N/A              First $500M            0.75%
                                                        Next $500M            0.70%
                                                          Next $2B            0.65%
                                                          Next $2B           0.625%
                                                          Over $5B            0.60%
 Mid Cap Growth                      0.75              First $500M            0.75%
                                                        Next $500M            0.70%
                                                          Next $2B            0.65%
                                                          Next $2B           0.625%
                                                          Over $5B            0.60%
 Opportunity                          N/A              First $500M            0.75%
                                                        Next $500M            0.70%
                                                          Next $2B            0.65%
                                                          Next $2B           0.625%
                                                          Over $5B            0.60%
 Small Cap Disciplined                N/A              First $500M            0.90%
                                                        Next $500M            0.85%
                                                          Next $2B            0.80%
                                                          Next $2B           0.775%
                                                          Over $5B            0.75%
 Small Cap Growth                    0.90              First $500M            0.90%
                                                        Next $500M            0.85%
                                                          Next $2B            0.80%
                                                          Next $2B           0.775%
                                                          Over $5B            0.75%
 Small Cap Opportunities             0.90              First $500M            0.90%
                                                        Next $500M            0.85%
                                                          Next $2B            0.80%
                                                          Next $2B           0.775%
                                                          Over $5B            0.75%
 Small Cap Value                      N/A              First $500M            0.90%
                                                        Next $500M            0.85%
                                                          Next $2B            0.80%
                                                          Next $2B           0.775%
                                                          Over $5B            0.75%

     Advisory Fees Paid.
     ------------------
     The table below shows the advisory fees paid by certain Funds. For the fiscal periods indicated below, these Funds paid the following advisory fees and the respective investment adviser waived the indicated amounts:


                 YEAR ENDED 10/31/06  PERIOD ENDED 10/31/05*     YEAR ENDED 9/30/05         YEAR ENDED 9/30/04
                      FUNDS MGMT            FUNDS MGMT               FUNDS MGMT                 FUNDS MGMT
                               FEES                  FEES                       FEES                      FEES
FUND              FEES PAID   WAIVED   FEES PAID    WAIVED     FEES PAID       WAIVED      FEES PAID     WAIVED
Mid Cap Growth                         $ 99,324    $   926    $1,044,520    $   10,792    $  686,255    $ 70,572
Small Cap                              $174,711    $33,154    $1,541,119    $  293,541    $  555,417    $269,751
Growth
Small Cap                              $492,087    $72,351    $  613,435    $5,895,061    $3,812,874    $489,974
Opportunities

*   The Funds changed their fiscal year ends from September 30 to October 31.


     Former C&B Fund. As discussed in the "Historical Fund Information"
     ---------------
section, the C&B Mid Cap Value Fund was created as part of the reorganization of certain portfolios of AIC Trust into certain Funds of Funds Trust, which occurred on July 26, 2004. Prior to the reorganization, Cooke & Bieler, L.P. ("C&B") served as the investment adviser to the predecessor portfolio of the Fund, and was entitled to receive an annual fee equal to 0.63% of the average daily net assets of the predecessor portfolio. Therefore, the table below shows the advisory fees paid by the Fund and the predecessor portfolio of the Fund to the respective investment adviser.



              YEAR ENDED 10/31/06     YEAR ENDED 10/31/05      7/26/04 - 10/31/04      11/1/03 - 7/25/04
                   FUNDS MGMT             FUNDS MGMT               FUNDS MGMT                 C&B
                            FEES                     FEES                    FEES                    FEES
FUND           FEES PAID   WAIVED    FEES PAID      WAIVED    FEES PAID     WAIVED     FEES PAID    WAIVED
C&B Mid Cap        $          $     $5,148,877    $679,531    $934,668    $186,320    $2,072,844      $0
Value

     Former Strong Funds. As discussed in the "Historical Fund Information"
     -------------------
section, the Common Stock Fund, Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, Small Cap Value Fund and Small/
Mid Cap Value Fund were created as part of the reorganization of certain portfolios of Strong into certain Funds of the Trust. Prior to the reorganization, SCM and Funds Management served as the investment advisers to the predecessor portfolios of these Funds. For the period between January 1, 2005 and April 8, 2005 (the "Interim Period"), Funds Management served as the investment adviser to the predecessor portfolios of these Funds pursuant to an interim investment management agreement. Prior to January 1, 2005, SCM served as the investment adviser to the predecessor portfolios of these Funds. Under the interim agreement, the contractual investment advisory fees payable to Funds Management were the same as those under the prior agreement with SCM. The fees were as follows:

                                                    ANNUAL RATE
                              AVERAGE DAILY       (AS A PERCENTAGE
FUND                           NET ASSETS          OF NET ASSETS)
 Common Stock                  First $4B                0.75%
 Enterprise                    Next $2B                0.725%
 Mid Cap Disciplined           Over $6B                 0.70%
 Opportunity
 Small Cap Disciplined
 Small Cap Value
 Small/Mid Cap Value
 Discovery                 All Asset Levels             0.75%

     The table below shows the advisory fees paid by either these Funds or their predecessor portfolios. For the fiscal periods indicated below, these Funds or their predecessor portfolios paid the following advisory fees to the investment adviser listed below and the respective investment adviser waived the indicated amounts. While payments are being made to the same adviser, Funds Management, payments for '05 were paid out under different advisory contracts. The tables below reflect the separate payments made in 2005.

                          YEAR ENDED                 PERIOD ENDED                 YEAR ENDED                YEAR ENDED
                           10/31/06                   10/31/05*                    12/31/04                  12/31/03
                                     FEES                        FEES
                   FEES PAID TO   WAIVED BY   FEES PAID TO      WAIVED                       FEES                      FEES
                       FUNDS        FUNDS         FUNDS         FUNDS      FEES PAID TO     WAIVED    FEES PAID TO    WAIVED
FUND                   MGMT          MGMT         MGMT           MGMT           SCM         BY SCM         SCM        BY SCM
Common Stock      $              $            $ 4,704,406    $1,501,807    $10,389,540    $270,153    $11,789,247    $    0
Discovery         $              $            $   828,660    $  233,083    $ 1,247,635    $ 34,169    $ 1,126,171    $    0
Enterprise        $              $            $ 1,028,957    $   69,409    $ 2,021,316    $ 54,238    $ 1,952,745    $    0
Mid Cap           $              $            $ 2,591,327    $  795,903    $ 3,718,339    $123,729    $ 1,908,727    $    0
Disciplined
Opportunity       $              $            $ 8,839,239    $ 1,594261    $18,886,946    $505,321    $20,914,722    $    0
Small Cap         $              $            $   804,529    $  124,475    $   607,642    $ 20,705    $   123,814    $6,757
Disciplined
Small Cap Value   $              $            $11,682,276    $3,149,537    $14,993,191    $402,979    $11,574,236    $    0
Small/Mid Cap     $              $            $   165,319    $   55,111    $    93,363    $  2,701    $    25,425    $8,106
Value

------
*   The Funds changed their fiscal year ends from December 31 to October 30.



                                PERIOD 01/01/05 THROUGH
                                        04/10/05
                               FEES PAID        FEES WAIVED
                                  TO                BY
FUND                          FUNDS MGMT        FUNDS MGMT
Common Stock                  $2,547,142         $132,377
Discovery                     $  373,507         $ 19,431
Enterprise                    $  538,656         $ 26,577
Mid Cap Disciplined           $1,400,825         $ 72,659
Opportunity                   $4,969,683         $260,154
Small Cap Disciplined         $  301,239         $ 15,189
Small Cap Value               $5,146,887         $239,918
Small/Mid Cap Value           $   40,519         $  4,460

     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers
-----------------------

     Funds Management has engaged Cooke & Bieler, L.P. ("C&B"), Schroder Investmnet Management North America Inc. ("Schroder"), and Wells Capital Management ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-advisers to the Funds (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.


     For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

FUND                             SUB-ADVISER                    FEE
 C&B Mid Cap Value                   C&B           First $250M            0.55%
                                                    Next $250M            0.50%
                                                    Next $250M            0.45%
                                                    Over $750M            0.40%
 Small Cap Opportunities           Schroder        First $275M            0.50%
                                                    Over $275M            0.45%


                                                         FEE EFFECTIVE            FEE EFFECTIVE
FUND                             SUB-ADVISER            PRIOR TO 1/1/06               1/1/06
 Common Stock             Wells Capital Management  First $200M       0.35%  First $100M       0.45%
                                                     Over $200M       0.30%   Next $100M       0.40%
                                                                              Over $200M       0.30%
 Discovery                Wells Capital Management  First $200M       0.35%  First $100M       0.45%
                                                     Over $200M       0.30%   Next $100M       0.40%
                                                                              Over $200M       0.35%
 Enterprise               Wells Capital Management  First $200M       0.35%  First $100M       0.45%
                                                     Over $200M       0.30%   Next $100M       0.40%
                                                                              Over $200M       0.30%
 Mid Cap Disciplined      Wells Capital Management  First $200M       0.35%  First $100M       0.45%
                                                     Over $200M       0.30%   Next $100M       0.40%
                                                                              Over $200M       0.30%
 Mid Cap Growth           Wells Capital Management  First $200M       0.25%  First $100M       0.45%
                                                     Over $200M       0.20%   Next $100M       0.40%
                                                                              Over $200M       0.30%
 Opportunity              Wells Capital Management  First $200M       0.35%  First $100M       0.45%
                                                     Over $200M       0.30%   Next $100M       0.40%
                                                                              Over $200M       0.30%
 Small Cap Disciplined    Wells Capital Management  First $200M       0.35%  First $100M       0.55%
                                                     Over $200M       0.30%   Next $100M       0.50%
                                                                              Over $200M       0.40%
 Small Cap Growth         Wells Capital Management  First $200M       0.25%  First $100M       0.55%
                                                     Over $200M       0.20%   Next $100M       0.50%
                                                                              Over $200M       0.40%
 Small Cap Value          Wells Capital Management  First $200M       0.35%  First $100M       0.55%
                                                     Over $200M       0.30%   Next $100M       0.50%
                                                                              Over $200M       0.40%
 Small/Mid Cap Value      Wells Capital Management  First $200M       0.35%  First $100M       0.45%
                                                     Over $200M       0.30%   Next $100M       0.40%
                                                                              Over $200M       0.35%

     Former Strong Funds. As discussed in the "Historical Fund Information"
     -------------------
section, the Common Stock Fund, Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, Small Cap Value Fund and Small/
Mid Cap Value Fund were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization during the Interim Period, Wells Capital Management served as the investment sub-adviser to the predecessor portfolios of these Funds pursuant to an interim investment sub-advisory agreement and was entitled to receive a monthly fee at the annual rates indicated below of each predecessor fund's average daily net assets.


FUND                                 SUB-ADVISER                          FEE
 Common Stock                 Wells Capital Management       First $200M            0.35%
 Discovery                                                    Over $200M            0.30%
 Enterprise
 Mid Cap Disciplined
 Opportunity
 Small Cap Disciplined
 Small Cap Value
 Small/Mid Cap Value

     Prior to January 1, 2005, SCM had not entered into any sub-advisory agreements with respect to the predecessor portfolios of these Funds.


     Unaffiliated Sub-Advisers. The Funds listed below paid the following
     -------------------------
aggregate dollar amount of sub-advisory fees to the following unaffiliated sub-advisers for the past three fiscal years:



PERIOD ENDED                          FUND                SUB-ADVISER        FEES PAID        FEES WAIVED/REIMBURSED
 10/31/06                      C&B Mid Cap Value              C&B          $                 $
 10/31/06                   Small Cap Opportunities         Schroder       $                 $
 10/31/05                      C&B Mid Cap Value              C&B          $2,925,749        $0
 10/01/05 - 10/31/05        Small Cap Opportunities         Schroder       $  270,541        $0
 9/30/05                    Small Cap Opportunities         Schroder       $3,108,079        $0
 10/31/04                      C&B Mid Cap Value              C&B          $1,329,297        $0
 9/30/04                    Small Cap Opportunities         Schroder       $2,297,925        $0

Portfolio Managers
------------------

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of October 31, 2006, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.


FUND                   SUB-ADVISER                 PORTFOLIO MANAGERS
---------------------- --------------------------  --------------------------
C&B Mid Cap Value      C&B                         Kermit S. Eck, CFA
                                                   Daren Heitman, CFA
                                                   Michael M. Meyer, CFA
                                                   James R. Norris
                                                   Edward W. O'Connor, CFA
                                                   R. James O'Neil, CFA
                                                   Mehul Trivedi, CFA
Common Stock           Wells Capital Management    Ann M. Miletti
                                                   Richard T. Weiss
Discovery              Wells Capital Management    James M. Leach, CFA
                                                   Thomas J. Pence, CFA
Enterprise             Wells Capital Management    Sunjay Goel, CFA
                                                   Thomas J. Pence, CFA
Mid Cap Disciplined    Wells Capital Management    Robert J. Costomiris, CFA
Small Cap Disciplined

Mid Cap Growth                                        Jerome "Cam" Philpott, CFA
Small Cap Growth          Wells Capital Management    Stuart Roberts
Opportunity               Wells Capital Management    Ann M. Miletti
                                                      Richard T. Weiss
Small Cap Opportunities   Schroder                    Jenny B. Jones
Small Cap Value           Wells Capital Management    I. Charles Rinaldi
Small/Mid Cap Value       Wells Capital Management    I. Charles Rinaldi

     MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

                                     REGISTERED INVESTMENT              OTHER POOLED                  OTHER ACCOUNTS
                                           COMPANIES                 INVESTMENT VEHICLES                 MANAGED
                                     NUMBER          TOTAL          NUMBER          TOTAL          NUMBER          TOTAL
                                       OF            ASSETS           OF            ASSETS           OF           ASSETS
PORTFOLIO MANAGER*                  ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS        MANAGED
C&B
 Kermit S. Eck, CFA                                    $                              $                              $
 Daren Heitman, CFA                                    $                              $                              $
 Michael M. Meyer, CFA                                 $                              $                              $
 James R. Norris                                       $                              $                              $
 Edward W. O'Connor, CFA                               $                              $                              $
 R. James O'Neil, CFA                                  $                              $                              $
 Mehul Trivedi, CFA                                    $                              $                              $
SCHRODER
 Jenny B. Jones                                        $                              $                              $
WELLS CAPITAL MANAGEMENT
 Robert J. Costomiris, CFA                             $                              $
 Sunjay Goel, CFA                                      $                              $                              $
 James M. Leach, CFA                                   $                              $                              $
 Ann M. Miletti                                        $                              $                              $
 Thomas J. Pence, CFA                                  $                              $                              $
 Jerome "Cam" Philpott, CFA                            $                              $                              $
 Stuart Roberts                                        $                              $                              $
 I. Charles Rinaldi                                    $                              $                              $
 Richard T. Weiss                                      $                              $                              $

------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

     The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

                                REGISTERED INVESTMENT              OTHER POOLED                  OTHER ACCOUNTS
                                      COMPANIES                 INVESTMENT VEHICLES                 MANAGED
                                NUMBER          TOTAL          NUMBER          TOTAL          NUMBER          TOTAL
                                  OF            ASSETS           OF            ASSETS           OF           ASSETS
PORTFOLIO MANAGER*             ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS        MANAGED
C&B
 Kermit S. Eck, CFA                               $                              $                              $
 Daren Heitman, CFA                               $                              $                              $
 Michael M. Meyer, CFA                            $                              $                              $

                                     REGISTERED INVESTMENT              OTHER POOLED                  OTHER ACCOUNTS
                                           COMPANIES                 INVESTMENT VEHICLES                 MANAGED
                                     NUMBER          TOTAL          NUMBER          TOTAL          NUMBER          TOTAL
                                       OF            ASSETS           OF            ASSETS           OF           ASSETS
PORTFOLIO MANAGER*                  ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS        MANAGED
 James R. Norris                                       $                              $                              $
 Edward W. O'Connor, CFA                               $                              $                              $
 R. James O'Neil, CFA                                  $                              $                              $
 Mehul Trivedi, CFA                                    $                              $                              $
SCHRODER
 Jenny B. Jones                                        $                              $                              $
WELLS CAPITAL MANAGEMENT
 Robert J. Costomiris, CFA                             $                              $                              $
 Sunjay Goel, CFA                                      $                              $                              $
 James M. Leach, CFA                                   $                              $                              $
 Ann M. Miletti                                        $                              $                              $
 Thomas J. Pence, CFA                                  $                              $                              $
 Jerome "Cam" Philpott, CFA                            $                              $                              $
 Stuart Roberts                                        $                              $                              $
 I. Charles Rinaldi                                    $                              $                              $
 Richard T. Weiss                                      $                              $                              $

------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.


     MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent
     ------------------------------
conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.


     To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.


     C&B. In the case of C&B, the Portfolio Managers manage accounts on a team basis so the Portfolio Managers may be subject to the potential conflicts of interests described above. Accordingly, performance and allocation of securities are closely monitored to ensure equal treatment and C&B has implemented policies and procedures to ensure that clients are treated fairly and that potential conflicts of interest are minimized.


     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.


     COMPENSATION. The Portfolio Managers were compensated, by their employing
     ------------
Adviser or Sub-Adviser (as the case may be) from the advisory fees using the following compensation structures:


     C&B COMPENSATION. The C&B Portfolio Managers are compensated using substantially identical compensation structures for all accounts managed. They each receive a fixed cash salary and an annual bonus from a bonus pool based on the pre-tax performance of individual securities selected by the Portfolio Managers. C&B measures performance of securities against the Russell Midcap Value Index and Russell Midcap Index for the Mid Cap Value strategy accounts. Bonus allocations are determined by an annual peer review process conducted by the investment team. Allocations vary depending primarily on the four-year rolling investment results attributed to each individual security. The Portfolio Managers also receive a fixed deferred compensation. Partners of C&B receive a return proportionate to their investment based upon the firm's overall success.


     WELLS CAPITAL MANAGEMENT COMPENSATION. Wells Capital Management's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance. Bonus allocations depend on fund performance, market share goals, individual job objectives and overall profitability of the business. Portfolio performance is measured against the following benchmarks over the length of time indicated:



PORTFOLIO MANAGER            BENCHMARK
---------------------------- ------------------------------------
Robert J. Costomiris, CFA    Russell 1000 Value Index
Sunjay Goel, CFA             Russell Midcap Growth Index
James M. Leach, CFA          Russell Midcap Growth Index Russell
                             2500 Growth Index
Ann M. Miletti               Russell Midcap Index
Thomas J. Pence, CFA         Russell 1000 Growth Index Russell
                             Midcap Growth Index Russell 2500
                             Growth Index
Jerome "Cam" Philpott, CFA   Russell 2000 Growth Index Russell
                             Midcap Growth Index
I. Charles Rinaldi           Russell 2500 Value Index
Stuart Roberts               Russell 2000 Growth Index Russell
                             Midcap Growth Index
Richard T. Weiss             Russell Midcap Index

     Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.


     BENEFICIAL OWNERSHIP IN THE FUNDS. The following table shows for each
     ---------------------------------
Portfolio Manager, the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

     $0;
     $1 - $10,000;
     $10,001 - $50,000;
     $50,001 - $100,000;
     $100,001 - $500,000;
     $500,001 - $1,000,000; and
     over $1,000,000.


                    BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS



PORTFOLIO MANAGER          FUND                     BENEFICIAL OWNERSHIP
 C&B
 Kermit S. Eck             C&B Mid Cap Value        $
 Daren Heitman, CFA        C&B Mid Cap Value        $
 Michael M. Meyer          C&B Mid Cap Value        $
 James R. Norris           C&B Mid Cap Value        $
 Edward W. O'Connor        C&B Mid Cap Value        $
 R. James O'Neil           C&B Mid Cap Value        $

PORTFOLIO MANAGER                 FUND                            BENEFICIAL OWNERSHIP
 Mehul Trivedi                    C&B Mid Cap Value               $
 WELLS CAPITAL MANAGEMENT
 Robert J. Costomiris, CFA        Mid Cap Disciplined             $
                                  Small Cap Disciplined
 Sunjay Goel, CFA                 Enterprise                      $
 James M. Leach, CFA              Discovery                       $
 Ann M. Miletti                   Common Stock Opportunity        $
 Thomas J. Pence, CFA             Discovery Enterprise            $
 Jerome C. Philpott, CFA          Mid Cap Growth                  $
                                  Small Cap Growth
 Stuart Roberts                   Mid Cap Growth                  $
                                  Small Cap Growth
 I. Charles Rinaldi               Small Cap Value                 $
                                  Small/Mid Cap Value
 Richard T. Weiss                 Common Stock Opportunity        $

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.


     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                                              FUND-LEVEL                  CLASS-LEVEL
                                              ADMIN. FEE                   ADMIN. FEE              TOTAL ADMIN. FEE
                                                          (% OF              (% OF                                 (% OF
                                   AVERAGE DAILY      AVERAGE DAILY      AVERAGE DAILY      AVERAGE DAILY      AVERAGE DAILY
SHARE CLASS                          NET ASSETS        NET ASSETS)        NET ASSETS)         NET ASSETS        NET ASSETS)
 Class A, Class B,                    First $5B            0.05%              0.28%            First $5B            0.33%
 Class C, Class D                      Next $5B            0.04%                                Next $5B            0.32%
 , Advisor Class (all Funds)          Over $10B            0.03%                               Over $10B            0.31%
 Administrator Class                  First $5B            0.05%              0.10%            First $5B            0.15%
                                       Next $5B            0.04%                                Next $5B            0.14%
                                      Over $10B            0.03%                               Over $10B            0.13%
 Institutional Class                  First $5B            0.05%              0.08%            First $5B            0.13%
                                       Next $5B            0.04%                                Next $5B            0.12%
                                      Over $10B            0.03%                               Over $10B            0.11%
 Investor Class and                   First $5B            0.05%              0.45%            First $5B            0.50%
 Class Z                               Next $5B            0.04%                                Next $5B            0.49%
                                      Over $10B            0.03%                               Over $10B            0.48%

     Administrative Fees Paid. For the fiscal year ends shown in the table
     ------------------------
below, the Funds listed below paid the following administrative fees:



                                YEAR ENDED        PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                 10/31/06           10/31/05            9/30/05          9/30/04
FUND                            FUNDS MGMT        FUNDS MGMT**        FUNDS MGMT        FUNDS MGMT
 Mid Cap Growth (Fund                $               $ 6,622           $ 69,635         $ 50,455
 Level)
  Class A                            $               $23,781           $292,690         $261,752
  Class B                            $               $ 1,851           $ 23,210         $ 18,232
  Class C                            $               $   358           $  3,871         $  2,565
  Class Z*                           $               $17,824           $112,794
 Small Cap Growth (Fund Level)       $               $ 9,706           $ 85,618         $ 45,843
   Class A                            $               $21,822           $201,630         $244,424
  Class B                            $               $ 4,649           $ 30,126         $  1,444

                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED
                                  10/31/06           10/31/05            9/30/05           9/30/04
FUND                             FUNDS MGMT        FUNDS MGMT**        FUNDS MGMT         FUNDS MGMT
  Class C                             $               $ 1,328           $  8,658           $    519
  Class Z*                            $               $12,706           $ 92,979             N/A
  Administrator Class                 $               $ 4,238           $ 85,588           $  7,380
  Institutional Class*                $               $ 1,938           $  3,051             N/A
 Small Cap Opportunities              $               $27,558           $331,982           $239,100
 (Fund Level)
  Administrator Class                 $               $55,556           $995,933           $956,400

* Class Z shares for the Funds and the Institutional Class shares for the Small Cap Growth Fund are available to investors effective April 11, 2005.
**   The Funds changed their fiscal year ends from September 30 to October 31.


     Former C&B Fund. As discussed in the "Historical Fund Information"
     ---------------
section, the C&B Mid Cap Value Fund was created as part of the reorganization of certain portfolios of AIC Trust into certain Funds of Funds Trust, which occurred on July 26, 2004. Prior to the reorganization of the Fund, SEI Investments Global Funds Services ("SEI") served as the administrator to the predecessor portfolio of the Fund, and was entitled to receive the following annual fees:

                                 ADMINISTRATIVE FEES
                                 (% OF AVERAGE DAILY
AVERAGE DAILY NET ASSETS             NET ASSETS)
  First $250M                           0.150%
  Next $250M                            0.125%
  Over $500M                            0.100%

     Therefore, the table below shows the administration fees paid by the Fund and the predecessor portfolio of the Fund to the respective administrator.



                                 YEAR ENDED        YEAR ENDED
                                  10/31/06          10/31/05         7/26/04 - 10/31/04        11/1/03 -7/25/04
FUND                             FUNDS MGMT        FUNDS MGMT            FUNDS MGMT                  SEI
 C&B Mid Cap Value (Fund              $            $  349,920             $ 75,173                 $564,777
 Level)
  Class A                             $            $   50,403             $  1,801                        *
  Class B                             $            $   22,049             $    865                        *
  Class C                             $            $   12,219             $    313                        *
  Class D                             $            $1,426,723             $374,920                        *
  Administrator Class                 $            $  156,438             $ 21,941                        *
  Institutional Class                 $            $   42,489             $  4,412                        *

For the period ended October 31, 2004, the administrative fee rate changed from a fixed Fund-based fee to a combination of a fixed Class-based fee and a Fund-based fee that is subject to breakpoints in asset levels of a Fund.


     Former Strong Funds. As discussed in the "Historical Fund Information"
     -------------------
section, the Common Stock Fund, Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, Small Cap Value Fund and Small/
Mid Cap Value Fund were created as part of the reorganization of certain mutual funds of Strong into certain funds of the Trust. Prior to the reorganization, Strong Investor Services, Inc. ("SIS") served as the administrator to the predecessor portfolios of these Funds and was entitled to receive a fee from the predecessor portfolio at the annual rate shown below of the predecessor portfolio's average daily net assets attributable to the predecessor classes of shares shown below:



CLASS                                                                           FEE
       Class A, Class B, Class C, Class Z, Advisor Class and Investor Class     0.30%
       (except for the Discovery Fund) Shares
       Administrator Class (formerly Class K) Shares                            0.25%
       Institutional Class Shares                                               0.02%

CLASS                                             FEE
       Discovery Fund - Investor Class            0.25%

     The table below shows the administrative fees paid by the Funds or their predecessor portfolios to the respective administrator.


                                    YEAR ENDED               YEAR ENDED             YEAR ENDED       YEAR ENDED
                                     10/31/06                 10/31/05               12/31/04         12/31/03
FUND                          FEES PAID(FUNDS MGMT)   FEES PAID** (FUNDS MGMT)   FEES PAID (SIS)   FEES PAID (SIS)
 Common Stock (Fund Level)    $                               $  329,633
  Class A                     $                               $  192,717             $  228,909       $  185,953
  Class B                     $                               $  104,446             $  112,002       $   92,421
  Class C                     $                               $   65,477             $   89,390       $   83,696
  Class Z                     $                               $4,155,375             $3,833,576       $4,357,362
  Discovery (Fund Level)      $                               $   55,109
  Administrator Class         $                               $    1,527
  Institutional Class***
  Investor Class              $                               $  757,621             $  427,268       $  375,422
 Enterprise (Fund Level)      $                               $   68,597
  Administrator Class         $                               $   16,342             $   17,917       $   28,242
  Investor Class              $                               $1,124,623             $  760,779       $  430,554
  Advisor Class               $                               $    3,939             $    4,813       $    4,752
  Institutional Class*        $                               $    6,884             $      784       $        0
 Mid Cap Disciplined (Fund    $                               $  175,114
 Level)
  Administrator Class         $                               $   13,953
  Institutional Class         $                               $   12,216
  Investor Class              $                               $2,435,947             $1,536,827       $  760,908
 Opportunity (Fund Level)     $                               $  647,697
  Investor Class              $                               $8,741,719             $7,349,226       $8,005,978
  Advisor Class               $                               $  361,551             $  404,271       $  363,721
  Administrator Class         $                               $   22,300             $    2,030       $        0
 (formerly Class K)
 Small Cap Disciplined        $                                   44,696
  Administrative Class        $                               $      230
  Institutional Class         $                               $        6
  Investor Class              $                               $  228,909             $  250,673       $   52,229
 Small Cap Value              $                               $  731,258
  Class A                     $                               $1,689,964             $1,789,907       $1,395,380
  Class B                     $                               $  387,696             $  374,862       $  284,393
  Class C                     $                               $  430,269             $  449,504       $  380,914
  Class Z                     $                               $6,546,192             $3,544,194       $2,571,489
 Small/Mid Cap Value          $                               $    9,184
  Administrator Class         $                               $    3,973
  Institutional Class***      $
  Investor Class              $                               $   92,261             $   38,186       $        0

* For the fiscal year ended December 31, 2003, reflects fees from June 30, 2003 (commencement of class operations) to December 31, 2003.
**   The Funds changed their fiscal year ends from December 31 to October 31.

*** For the fiscal period 8/31/06-10/31/06. The Institutional Class of the Discovery and Small/Mid Cap Value Fund incepted on 8/31/06.


Distributor
-----------

     Wells Fargo Funds Distributor, LLC (the "Distributor"), located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.


     The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares of the shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").


     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.


     The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


                               DISTRIBUTION FEES


     For the year ended October 31, 2006, the Funds paid Funds Distributor the following fees for distribution-related services:


                                                   PRINTING,        COMPENSATION
                                                   MAILING &             TO             COMP.TO          OTHER
                  TOTAL        ADVERTISING        PROSPECTUS        UNDERWRITERS        BR/DLRS        (EXPLAIN)
 C&B MID CAP VALUE
  Class B           $             $  0              $  0               $  0             $    0           $    *
  Class C           $             $  0              $  0               $                $  788           $   0
 COMMON STOCK FUND
  Class B           $             $                 $                  $                $                $
  Class C           $             $                 $                  $                $                $
 MID CAP GROWTH
  Class B           $             $  0              $  0               $  0             $    0           $    *
  Class C           $             $  0              $  0               $                $                $   0
 SMALL CAP GROWTH
  Class B           $             $  0              $  0               $  0             $    0           $    *
  Class C           $             $  0              $  0               $                $                $   0
 SMALL CAP VALUE FUND
  Class B           $             $                 $                  $                $                $
  Class C           $             $                 $                  $                $                $

* WFFD entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts, including 12b-1 fees, that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/ dealers is made by an unaffiliated third party lender from the amounts assigned.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.


     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.


     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.


Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class D, Class Z, Administrator Class, Advisor Class and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.


     General. The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.


     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.


Custodian
---------


     Wells Fargo Bank, N.A. (the "Custodian") located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily assets of each Fund.

Fund Accountant
---------------


     PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant and in such capacity maintains the financial books and records for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:


AVERAGE FUND COMPLEX
DAILY NET ASSETS (EXCLUDING THE WELLS FARGO         ANNUAL ASSET-
MASTER TRUST PORTFOLIO ASSETS)                       BASED FEES
       First $85B                                       0.0051%
       Over $85B                                        0.0025%

     In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund and a monthly multiple class fee per Fund of $500 per class beyond the first class of shares. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PFPC is entitled to receive certain out-of-pocket costs. Each Fund's share of the annual asset-based Fund Complex fee is based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex, excluding the Wells Fargo Master Trust portfolios.


Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.


Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.


     Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the C&B Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Opportunities Fund on a continuous basis. For the past three fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Funds (except the C&B Mid Cap Value Fund) and the amounts retained by Stephens was as follows:



  PERIOD OCT. 1 - APRIL 10,
            2005                         YEAR ENDED 9/30/04
     PAID           RETAINED            PAID            RETAINED
 $  360,657         $55,090         $2,015,276         $340,635

     For the fiscal periods listed below, the aggegate amounts paid to and retained by the Distributor are as follows:



         YEAR ENDED                   PERIOD OCT. 1 -              PERIOD APRIL 11 -
       OCT. 31, 2006                   OCT. 31, 2005                 SEPT 30, 2005
     PAID          RETAINED       RETAINED         PAID            PAID         RETAINED
 $                   $            $55,512        $10,114        $318,998        $59,007

     Prior to April 11, 2005, SII served as the principal underwriter for the predecessor portfolios of the Common Stock, Discovery, Enterprise, Mid Cap Disciplined, Opportunity, Small Cap Disciplined, Small Cap Value and Small/Mid Cap Value Funds. For the period January 1, 2005, through April 10, 2005, the aggregate dollar amount of underwriting commissions paid to and retained by SII were as follows:



     1/1/05 - 4/10/05
    PAID           RETAINED
 $  44,238         $1,332

Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE


     The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.


     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.


     Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


     For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.


     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.


     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.


     The Dealer Reallowance for Class A shares is as follows:



                                FRONT-END SALES        FRONT-END SALES            DEALER
                                  CHARGE AS %            CHARGE AS %           REALLOWANCE
                                   OF PUBLIC            OF NET AMOUNT         AS % OF PUBLIC
AMOUNT OF PURCHASE               OFFERING PRICE            INVESTED           OFFERING PRICE
 Less than $50,000                    5.75%                  6.10%                 5.00%
 $50,000 to $99,999                   4.75%                  4.99%                 4.00%
 $100,000 to $249,999                 3.75%                  3.90%                 3.00%
 $250,000 to $499,999                 2.75%                  2.83%                 2.25%
 $500,000 to $999,999                 2.00%                  2.04%                 1.75%
 $1,000,000 and over/1/               0.00%                  0.00%                 1.00%

------
/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


     Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders , except Class D shareholders, with
------------------------
an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.


     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.


     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  o Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

     o Family members of any of the above.

     Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders
     -----------------------------------------------------------
who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.


     Reduced Sales Charges for Former Montgomery Fund Shareholders. Former
     -------------------------------------------------------------
Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.


     Reduced Sales Charges for Affiliated Funds. Any affiliated fund that
     ------------------------------------------
invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.


     Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is
     -----------------------------------------------------------
imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.


     Additional Investors Eligible to Purchase Administrator Class Shares of
     -----------------------------------------------------------------------
the Small Cap Opportunities Fund:
---------------------------------

  o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Small Cap Opportunities Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


     Additional Investors Eligible to Purchase Class Z Shares of the Common
     ----------------------------------------------------------------------
Stock, Mid Cap Growth, Small Cap Growth, and Small Cap Value Funds ("Class Z
----------------------------------------------------------------------------
shares"):
---------


     Class Z shares are available for purchase under limited circumstances, as described in each Fund's Prospectus. In addition to the limitations described in each Fund's Prospectus, you may also continue to purchase Class Z shares if:


  o You are an existing shareholder of Class Z shares of a Fund (either directly or through a financial intermediary) and you wish to:

  o open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note:
     Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of a Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

  o You are the beneficiary of Class Z shares of a Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

  o You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of a Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

  o You are an existing separately managed account client of one of the Funds' sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.


     If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of a Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.


     Set forth below is a list of the member firms of the National Association of Securities Dealers ("NASD") to which the Adviser, the Funds' distributor or their affiliates expect (as of December 31, 2006) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders ("Marketing and Shareholder Support Payments"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2006, are not reflected:

     o A.G. Edwards & Sons, Inc.

     o Allstate Financial Services, LLC

     o Ameriprise Financial Services, Inc.

     o AXA Advisors, LLC

     o Bear, Stearns Securities Corp.

     o Charles Schwab & Co., Inc.

     o Citigroup Global Markets, Inc.

     o CitiStreet Advisors LLC

     o Fidelity Investments Institutional Services Company, Inc.

     o Financial Network Investment Corp.

     o Fiserv Securities, Inc.

     o GWFS Equities, Inc.

     o ING Financial Partners, Inc.

     o Linsco/Private Ledger Corporation

     o Mellon Financial Markets, LLC

     o Merrill Lynch, Pierce, Fenner & Smith Incorporated

     o Morgan Stanley DW, Inc.

     o Multi-Financial Securities Corporation

     o Pershing LLC

     o Prudential Retirement Brokerage Services, Inc.

     o Raymond James & Associates, Inc.

     o Robert W. Baird & Co. Incorporated

     o Transamerica Financial Advisors, Inc.

     o UBS Financial Services Inc.

     o Valic Financial Advisors, Inc.

     o Wachovia Securities, LLC


     In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' distributor or their affiliaties through intra-company compensation arrangements and for financial, distribution, administrative and operational services.


                             PORTFOLIO TRANSACTIONS


     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.


     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.



     In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of a Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.


     A Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include:
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.


     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.


     The table below shows the Funds' portfolio turnover rates for the last two fiscal periods:



                           OCTOBER 31,   OCTOBER 31,   SEPTEMBER 30,
FUND                           2006          2005          2005
C&B Mid Cap Value                             30%              N/A
Common Stock                                  33%*             N/A
Discovery                                    110%*             N/A
Enterprise                                   116%*             N/A
Mid Cap Disciplined                           94%*             N/A
Mid Cap Growth                                13%**            143%
Opportunity                                   35%*             N/A
Small Cap Disciplined                         56%*             N/A
Small Cap Growth                              10%**            149%
Small Cap Opportunities                        7%**            107%
Small Cap Value                               33%*             N/A
Small/Mid Cap Value                           80%*             N/A

*    For the ten-month period ended October 31, 2005.
**   For the one-month period ended October 31, 2005.


     Brokerage Commissions. For the fiscal year listed below, the Funds listed
     ---------------------
below paid the following aggregate amounts of brokerage commissions on brokerage transactions:


                               TOTAL COMMISSIONS



                                 YEAR-ENDED        PERIOD ENDED        YEAR-ENDED         YEAR-ENDED
FUND                              10/31/06           10/31/05*           9/30/05           9/30/04
 Mid Cap Growth                       $              $ 10,068          $  587,200        $  605,497
 Small Cap Growth                     $              $111,380          $1,114,136        $  723,718
 Small Cap Opportunities              $              $151,142          $2,268,031        $1,951,246

*   The Funds changed their fiscal year ends from September 30 to October 31.

     Former C&B Fund. For the fiscal year ends listed below, the C&B Mid Cap
     ---------------
Value Fund and the predecessor portfolio of the Fund paid the following aggregate brokerage commissions on brokerage transactions:


                               TOTAL COMMISSIONS



                           YEAR-ENDED        YEAR ENDED        YEAR ENDED
FUND                        10/31/06          10/31/05          10/31/04
 C&B Mid Cap Value              $             $593,814         $822,026

     Former Strong Funds. For the fiscal year ends listed below, the
     -------------------
predecessor portfolios of the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:


                               TOTAL COMMISSIONS

                               YEAR ENDED         YEAR ENDED         YEAR ENDED
FUND                            10/31/06         10/31/05***          12/31/04
 Common Stock                       $            $1,875,415         $3,058,999
 Discovery                          $            $  799,984         $1,019,407
 Enterprise*                        $            $  868,051         $1,666,137
 Mid Cap Disciplined                $            $2,625,597         $3,388,564
 Opportunity*                       $            $3,146,881         $4,904,955
 Small Cap Disciplined              $            $  729,426         $  552,835
 Small Cap Value                    $            $5,914,968         $4,294,929
 Small/Mid Cap Value**              $            $  319,998         $  123,229

------
*    The decrease in brokerage commissions was due to lower turnover rates.
** The increase in brokerage commissions is due to an increase in Fund assets.
***  The Funds changes their fiscal year ends from December 31 to October 31.


     Directed Brokerage Commissions. For the fiscal period ended October 31,
     ------------------------------
2006, the C&B Mid Cap Value Fund listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.


SUB-ADVISER                    COMMISSIONS PAID   TRANSACTIONS VALUE
  Schroder                     $                  $
  Wells Capital Management*    $                  $

* Includes all transactions executed for the Wells Fargo Funds Complex, including Wells Fargo Variable Trust and Master Trust.


     For the fiscal year ended October 31, 2006, the C&B Mid Cap Value Fund directed brokerage transactions to a broker for research services provided, and paid the following commissions based on stated total amount of transactions.


FUND                   COMMISSIONS PAID   TRANSACTIONSVALUE
  C&B Mid Cap Value    $                  $

     The Small Cap Opportunities Fund paid the following aggregate dollar amount of brokerage commissions to the following affiliated brokers for the fiscal periods indicated:


PERIOD                              FUND                      BROKER             COMMISSIONS         RELATIONSHIP
 Year Ended 10/31/06
 10/1/05 - 10/31/05       Small Cap Opportunities     Wells Fargo Securities    $   526          Affiliate of the Fund
 Year Ended 9/30/05       Small Cap Opportunities          Stephens Inc.        $ 2,264          Affiliate of the Fund
                                                      Wells Fargo Securities    $ 6,306          Affiliate of the Fund
 Year Ended 9/30/04       Small Cap Opportunities          Stephens Inc.        $10,527          Affiliate of the Fund
                                                      Wells Fargo Securities    $ 3,026          Affiliate of the Fund

     For each of the brokers listed in the chart above, the percent of aggregate commissions paid by the respective Fund to such broker and the percent of aggregate transactions involving the payment of commissions that were effected through such broker for the Fund's most recent fiscal year are listed below:


FUND                                     BROKER                % AGGR. COMM.        % AGGR. TRANSACTIONS
 Small Cap Opportunities         Wells Fargo Securities             %                                 %

     As of October 31, 2006, none of the Funds held securities of their regular broker-dealers.


                                 FUND EXPENSES


     From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.


     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.


                              FEDERAL INCOME TAXES


     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.


     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.


     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.


     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a "regulated investment company" ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each RIC is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.


     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts and net income derived from an interest in a qualified publicly traded partnership). Pursuant to a recent IRS Revenue Ruling, the IRS may limit qualifying income from foreign currency gains that are directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.


     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.


     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.


     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.


     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As of October 31, 2006, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:



                                     CAPITAL LOSS CARRY
FUND                  YEAR EXPIRES        FORWARDS
  Mid Cap Growth         2007        $
                         2008        $
                         2009        $
                         2013        $
  Small Cap Growth       2007        $

                                    CAPITAL LOSS CARRY
FUND                 YEAR EXPIRES        FORWARDS
                        2008        $
                        2009        $
                        2013        $
  Small Cap Value       2009        $
                        2010        $
                        2011        $


     Former Strong Funds. As of December 31, 2004, the following predecessor
     -------------------
portfolios of the Funds listed below had carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:



                               CAPITAL LOSS CARRY
FUND            YEAR EXPIRES        FORWARDS
  Enterprise       2009           $190,907,319
                   2010           $ 64,764,000


     If a Fund engages in a reorganization, either as an acquiring Fund or acquired Fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds engaged in reorganizations or may engage in reorganizations in the future.


     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's
     ----------
net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.


     Taxation of Fund Investments. In general, realized gains or losses on the
     ----------------------------
sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.


     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID income includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.


     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.


     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain future contracts, foreign currency contracts and non-equity options.


     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.


     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.


     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.


     The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.


     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.


     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.


     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS Revenue Ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives.


     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds would seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.


     Taxation of Distributions. All distributions paid out of a Fund's current
     -------------------------
and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.


     Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, but do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.


     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.


     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a
     ----------------------------------
cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.


     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss may be disallowed under "wash sale" rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.


     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department has authorized a regulation reducing the six month holding period requirement to 31 days and is also authorized to issue regulations that would exclude losses from the sale or exchange of shares pursuant to a periodic liquidation plan from this recharacterization treatment.



     Foreign Taxes. Amounts realized by a Fund on foreign securities may be
     -------------
subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.


     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.


     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by the Fund from certain domestic and foreign corporations, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.


     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.


     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct "taxpayer identification number" (TIN), generally the shareholder's social security or employer identification number, if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. If backup withholding provisions are applicable, any distributions or proceeds, whether paid in cash or received in additional shares, will be reduced by the amounts required to be withheld. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.


     Tax-Deferred Plans. The shares of the Funds may be available for a variety
     ------------------
of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts. For information on the suitability of an investment in the Funds for tax-exempt investors and tax-deferred plans, see below.


     Corporate Shareholders. Subject to limitation and other rules, a corporate
     ----------------------
shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.


     Foreign Shareholders. With respect to taxable years beginning on or after
     --------------------
January 1, 2005 and before January 1, 2008, distributions designated by a Fund as "interest-related distributions" generally attributable to the Fund's net interest income earned on certain debt obligations paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund's taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.


     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, "short-term capital gain distributions" (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If more than half of a Fund's assets are invested directly or indirectly in U.S. real property holding companies or real estate investment trusts, distributions attributable to gain from the Fund's sale or exchange of U.S. real property interests will be taxed to a foreign shareholder as if that gain were effectively connected with the shareholder's conduct of a U.S. trade or business. Such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). If a foreign shareholder disposes its Fund shares prior to a distribution and the Fund has income attributable to a U.S. real property interest, under certain circumstances the foreign shareholder may be treated as having received a distribution attributable to gain from the Fund's sale or exchange of U.S. real property interests. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year generally attributable to its net short-term capital gain.


     Even if permitted to do so, a Fund provides no assurance that it will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.


     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund's taxable year immediately preceding the shareholder's date of death, the assets of the Fund that were "qualifying assets" (I.E., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.


     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

                      PROXY VOTING POLICIES AND PROCEDURES


     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.


     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.


     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.


     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.


     The Procedures set forth Funds Management's general position on various proposals, such as:

  o  Routine Items - Funds Management will generally vote for the ratification
     -------------
     of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  o  Corporate Governance - Funds Management will generally vote for charter
     --------------------
     and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

  o  Anti-Takeover Matters - Funds Management generally will vote for proposals
     ---------------------
     that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  o  Mergers/Acquisitions and Corporate Restructurings - Funds Management's
     -------------------------------------------------
     Proxy Committee will examine these items on a case-by-case basis.

     o Shareholder Rights - Funds Management will generally vote against
       ------------------
proposals that may restrict shareholder rights.


     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.


     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or
(4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.


     In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.


     Information regarding how Wells Fargo Advantage Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds'Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.


       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS


     The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.


     Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     -------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     A.   Complete Holdings. The complete portfolio holdings for each Fund
          -----------------
     (except for funds that operate as fund of funds) shall be made publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

     B.   Top Ten Holdings. Top ten holdings information for each Fund (except
          ----------------
     for funds that operate as fund of funds) shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.

     C.   Fund of Funds Structure.
          -----------------------

     1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

     2. A change to the underlying funds held by a Fund in a fund of funds structure in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

     Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.


     Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.


     List of Approved Recipients. The following list describes the limited
     ---------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A.   Sub-Advisers. Sub-advisers shall have full daily access to portfolio
          ------------
     holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B.   Money Market Portfolio Management Team. The money market portfolio
          --------------------------------------
     management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds/SM/ for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   Funds Management/Wells Fargo Funds Distributor, LLC.
          ---------------------------------------------------

     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

     2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

     3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D.   External Servicing Agents. Appropriate personnel employed by entities
          -------------------------
     that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilitze the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent hoewever, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E.   Rating Agencies. Standard & Poor's ("S&P") and Moody's Investors
          ---------------
     Services ("Moody's") receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.


     Additions to List of Approved Recipients. Any additions to the list of
     ----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.


     Funds Management Commentaries. Funds Management may disclose any views,
     -----------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.


     Board Approval. The Board shall review and reapprove these Procedures,
     --------------
including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

                                 CAPITAL STOCK

     The Funds are twelve series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.


     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.


     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.


     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.


     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.


     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


     Set forth below as of February 6, 2007 is the name, address and share ownership of each person known by the Trust to have record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole.

                      5% OWNERSHIP AS OF FEBRUARY 6, 2007

                                                        PERCENTAGE
FUND                  NAME AND ADDRESS                  OF CLASS
----------            ----------------------------      ------------
C&B MID CAP VALUE
 Class A              AMERICAN ENTERPRISE                          %
                      INVESTMENT SERVICES
                      PO BOX 9446
                      MINNEAPOLIS MN 55440-9446
 Class B              AMERICAN ENTERPRISE                          %
                      INVESTMENT SERVICES
                      PO BOX 9446
                      MINNEAPOLIS MN 55440-9446
 Class C              AMERICAN ENTERPRISE                          %
                      INVESTMENT SERVICES
                      PO BOX 9446
                      MINNEAPOLIS MN 55440-9446
 Class D              CHARLES SCHWAB & CO INC                      %
                      REINVEST ACCOUNT
                      ATTN MUTUAL FUNDS
                      101 MONTGOMERY ST
                      SAN FRANCISCO CA 94104-4122

                                                                      PERCENTAGE
FUND                        NAME AND ADDRESS                           OF CLASS
----------------------      -----------------------------------      ------------
                            NATIONAL FINANCIAL SERV LLC                         %
                            EXCLUSIVE BENEFIT
                            OF OUR CUST
                            ATTN MUTUAL FUNDS DEPT
                            5TH FL
                            200 LIBERTY ST
                            ONE WORLD FIN CEN
                            NEW YORK NY 10281-1003
 Administrator Class        WELLS FARGO BANK NA                                 %
                            OMNIBUS ACCOUNT -
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            PATTERSON & CO HORIZON                              %
                            FOUNDATION OF HOWARD CNTY
                            1525 WEST WT HARRIS BLVD
                            CHARLOTTE NC 28288-0001
 Institutional Class        NFSC FEBO FIIOC                                     %
                            AS AGENT FOR QUALIFIED
                            EMPLOYEE BENEFIT PLANS (401K)
                            FINOPS-IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON KY 41015-1987
                            COMMUNITY FOUNDATION                                %
                            OF THE OZARKS
                            901 ST LOUIS #701
                            SPRINGFIELD MO 65806-2561
                            MASSACHUSETTS AUDUBON SOCIETY INC                   %
                            NON PROFIT
                            ENVIRONMENTAL ORG 501C3
                            ATTN CHIEF FINANCIAL OFFICER
                            208 S GREAT RD
                            LINCOLN MA 01773-4800
                            SEI PRIVATE TRUST COMPANY                           %
                            C/O M&T BANK ID 337 FBO
                            ATTN MUTUAL FUNDS ADMINISTRATOR
                            ONE FREEDOM VALLEY DRIVE
                            OAKS PA 19456
                            NFS LLC FEBO USB FBO GMF CORP                       %
                            PERM/MUTUAL FD
                            PO BOX 1787
                            MILWAUKEE, WI 53201-1787
                            BOST & CO                                           %
                            MUTUAL FUNDS OPERATIONS
                            PO BOX 3198
                            PITTSBURGH PA 15230-3198
COMMON STOCK
 Class A                    CHARLES SCHWAB & CO INC                             %
                            SPECIAL CUSTODY ACCOUNT FOR
                            EXCLUSIVE BENEFIT
                            OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122

                                                        PERCENTAGE
FUND            NAME AND ADDRESS                         OF CLASS
----------      ---------------------------------      ------------
                NATIONWIDE INSURANCE COMPANY                      %
                FBO QPVA C/O IPO
                PORTFOLIO ACCOUNTING
                PO BOX 182029
                COLUMBUS OH 43218-2029
                AMERICAN ENTERPRISE                               %
                INVESTMENT SERVICES
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
                NATIONWIDE TRUST COMPANY                          %
                FSB C/O IPO PORTFOLIO ACCOUNTING
                PO BOX 182029
                COLUMBUS OH 43218-2029
                WILMINGTON TRUST CO                               %
                CUST FBO SG COWEN
                401K SAVINGS PLAN
                C/O MUTUAL FUNDS
                1100 N MARKET ST
                WILMINGTON DE 19801-1243
 Class B        AMERICAN ENTERPRISE                               %
                INVESTMENT SERVICES
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
                MERRILL LYNCH                                     %
                PIERCE FENNER & SMITH INC
                MERRILL LYNCH FIN DATA SERVICES
                ATTENTION SERVICE TEAM
                4800 DEER LAKE DR E FL 3
                JACKSONVILLE FL 32246-6484
 Class C        AMERICAN ENTERPRISE                               %
                INVESTMENT SERVICES
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
                MERRILL LYNCH                                     %
                PIERCE FENNER & SMITH INC
                MERRILL LYNCH FIN DATA SERVICES
                ATTENTION SERVICE TEAM
                4800 DEER LAKE DR E FL 3
                JACKSONVILLE FL 32246-6484
 Class Z        MITRA & CO                                        %
                ATTN: EXP MUTUAL FUNDS
                TR14 1000 N WATER ST
                MILWAUKEE WI 53202-6648
                WELLS FARGO FUNDS                                 %
                MANAGEMENT LLC
                EXCLUSIVE BENEFIT OF
                ITS CUSTOMERS
                WELLS FARGO
                ADVISOR PROGRAM
                100 HERITAGE RESERVE
                MENOMONEE FALLS, WI 53051-4400

                                                                  PERCENTAGE
FUND                        NAME AND ADDRESS                       OF CLASS
----------------------      -------------------------------      ------------
                            CHARLES SCHWAB & CO INC                         %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE
                            BENEFITOF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
DISCOVERY
 Administrator Class        WELLS FARGO BANK NA FBO                         %
                            OMNIBUS REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                         %
                            OMNIBUS CASH/CASH
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
 Investor Class             CHARLES SCHWAB & CO INC                         %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT
                            OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
ENTERPRISE
 Administrator Class        WELLS FARGO BANK NA FBO                         %
                            OMNIBUS REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO FUNDS                               %
                            MANAGEMENT LLC
                            EXCLUSIVE BENEFIT
                            OF ITS CUSTOMERS
                            WELLS FARGO
                            ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FALLS, WI 53051-4400
 Advisor Class              CHARLES SCHWAB & CO INC                         %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE
                            BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
 Institutional Class        PRUDENTIAL INVESTMENT                           %
                            MGMNT SERVICE FBO
                            MUTUAL FUND CLIENTS
                            ATTN: PRUCHOICE UNIT MAIL STOP
                            194-201
                            194 WOOD AVENUE SOUTH
                            ISELIN NJ 08830-2710

                                                                      PERCENTAGE
FUND                        NAME AND ADDRESS                           OF CLASS
----------------------      -----------------------------------      ------------
                            CHARLES SCHWAB & CO INC                             %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE
                            BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
 Investor Class             CHARLES SCHWAB & CO INC                             %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE
                            BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
MID CAP DISCIPLINED
 Administrator Class        WELLS FARGO FUNDS                                   %
                            MANAGEMENT LLC
                            EXCLUSIVE BENEFIT
                            OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FALLS, WI 53051-4400
 Institutional Class        WELLS FARGO BANK NA FBO                             %
                            TOMORROW'S SCHOLAR
                            90% EQUITY PRT
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                             %
                            TOMORROW'S SCHOLAR
                            75% EQUITY PRT
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                             %
                            EDVEST AGGRESSIVE PORTFOLIO (WISC)
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                             %
                            TOMORROW'S SCHOLAR
                            50% EQUITY PRT
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                             %
                            EDVEST AGGRESSIVE PORTFOLIO (WISC)
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                             %
                            TOMORROW'S SCHOLAR
                            60% EQUITY PRT
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533

                                                                PERCENTAGE
FUND                   NAME AND ADDRESS                          OF CLASS
-----------------      ----------------------------------      ------------
 Investor Class        CHARLES SCHWAB & CO INC                            %
                       SPECIAL CUSTODY ACCOUNT
                       FOR EXCLUSIVE
                       BENEFIT OF CUSTOMERS
                       ATTN: MUTUAL FUNDS
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4122
MID CAP GROWTH
 Class A               CHARLES SCHWAB & CO INC                            %
                       SPECIAL CUSTODY ACCOUNT
                       EXCLUSIVELY FBO THE CUSTOMERS
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4122
 Class B               AMERICAN ENTERPRISE                                %
                       INVESTMENT SERVICES FBO
                       PO BOX 9446
                       MINNEAPOLIS MN 55440-9446
 Class C               AMERICAN ENTERPRISE                                %
                       INVESTMENT SERVICES FBO
                       PO BOX 9446
                       MINNEAPOLIS MN 55440-9446
                       MLPF&S                                             %
                       FOR THE SOLE BENEFIT
                       OF ITS CUSTOMERS
                       ATTN: MUTUAL FUND ADMINISTRATOR
                       4800 DEER LAKE DR E FL 3
                       JACKSONVILLE, FL 32246-6484
                       WELLS FARGO INVESTMENTS LLC                        %
                       608 SECOND AVENUE SOUTH 8THFL
                       MINNEAPOLIS MN 55402-1916
 Class Z               INVESTORS BANK & TRUST CO TR                       %
                       FOR VARIOUS RETIREMENT PLANS
                       4 MANHATTENVILLE RD
                       PURCHASE, NY 10577-2139
                       CHARLES SCHWAB & CO INC                            %
                       SPECIAL CUSTODY ACCOUNT
                       EXCLUSIVELY FBO THE CUSTOMERS
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4122
OPPORTUNITY
 Administrator Class   WELLS FARGO BANK NA FBO                            %
                       EDEST AGGRESSIVE PORTFOLIO (WISC)
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
                       WELLS FARGO BANK NA FBO                            %
                       TOMORROW'S SCHOLAR
                       90% EQUITY PRT
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
                       WELLS FARGO BANK NA FBO                            %
                       TOMORROW'S SCHOLAR
                       75% EQUITY PRT
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533

                                                              PERCENTAGE
FUND                   NAME AND ADDRESS                        OF CLASS
-----------------      --------------------------------      ------------
                       NFS LLC FEBO FIIOC                               %
                       AS AGENT FOR QUALIFIED
                       EMPLOYEE BENEFIT PLANS (401K)
                       FINOPS-IC FUNDS
                       100 MAGELLAN WAY KW1C
                       COVINGTON, KY 41015-1987
                       WELLS FARGO BANK NA FBO                          %
                       EDEST MODERATE PORTFOLIO (WISC)
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
                       WELLS FARGO BANK NA FBO                          %
                       TOMORROW'S SCHOLAR
                       50% EQUITY PRT
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
                       WELLS FARGO BANK NA FBO                          %
                       TOMORROW'S SCHOLAR
                       50% EQUITY PRT
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
                       WELLS FARGO BANK NA FBO                          %
                       EDEST BALANCED PORTFOLIO (WISC)
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
 Advisor Class         STATE STREET BANK &                              %
                       TRUST CO FBO ADP
                       DAILY VALUATION 401K
                       200 NEWPORT AVENUE EXT # JQ7
                       NORTH QUINCY MA 02171-2145
                       CHARLES SCHWAB & CO INC                          %
                       SPECIAL CUSTODY ACCOUNT
                       FOR EXCLUSIVE BENEFIT
                       OF CUSTOMERS
                       ATTN: MUTUAL FUNDS
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4122
 Investor Class        CHARLES SCHWAB & CO INC                          %
                       SPECIAL CUSTODY ACCOUNT
                       FOR EXCLUSIVE BENEFIT
                       OF CUSTOMERS
                       ATTN: MUTUAL FUNDS
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4122
                       NFS LLC FEBO (FIIOC)                             %
                       AS AGENT FOR QUALIFIED
                       EMPLOYEE BENEFIT PLANS (401K)
                       FINOPS-IC
                       100 MAGELLAN WAY # KW1C
                       COVINGTON KY 41015-1999
SMALL CAP DISCIPLINED
 Administrator         WELLS FARGO BANK NA FBO                          %
                       OMNIBUS REINVEST/REINVEST
                       PO BOX 1533
                       MINNEAPOLIS, MN 55480-1533

                                                                   PERCENTAGE
FUND                        NAME AND ADDRESS                        OF CLASS
----------------------      --------------------------------      ------------
                            WELLS FARGO INVESTMENTS LLC                      %
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS, MN 55402-2308
 Institutional              MINNESOTA LIFE                                   %
                            400ROBERT ST N A6 4105
                            SAINT PAUL, MN 55101-2015
 Investor Class             CHARLES SCHWAB & CO INC                          %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT
                            OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
SMALL CAP GROWTH
 Class A                    CHARLES SCHWAB & CO INC                          %
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
 Class B                    AMERICAN ENTERPRISE                              %
                            INVESTMENT SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    MLPF&S                                           %
                            FOR THE SOLE BENEFIT
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATOR
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE, FL 32246-6484
                            AMERICAN ENTERPRISE                              %
                            INVESTMENT SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class Z                    CHARLES SCHWAB & CO INC                          %
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
 Administrator Class        WELLS FARGO BANK NA,                             %
                            MONTGOMERY SMALL CAP I
                            ATTN: MUTUAL FUND OPS
                            P O BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA,                             %
                            MONTGOMERY SMALL CAP I
                            ATTN: MUTUAL FUND OPS
                            P O BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA,                             %
                            MONTGOMERY SMALL CAP I
                            ATTN: MUTUAL FUND OPS
                            P O BOX 1533
                            MINNEAPOLIS MN 55480-1533

                                                                   PERCENTAGE
FUND                        NAME AND ADDRESS                        OF CLASS
----------------------      --------------------------------      ------------
 Institutional Class        WELLS FARGO BANK NA FBO                          %
                            WEALTHBUILDER GROWTH BALANCED
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                          %
                            WEALTHBUILDER EQUITY
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                          %
                            WEALTHBUILDER TACTICAL EQUITY
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
                            WELLS FARGO BANK NA FBO                          %
                            WEALTHBUILDER GROWTH ALLOCATION
                            PO BOX 1533
                            MINNEAPOLIS, MN 55480-1533
SMALL CAP OPPORTUNITIES
 Administrator Class        WELLS FARGO BANK NA,                             %
                            SMALL CAP OPPORTUNITIES FUND I
                            C/O MUTUAL FUND PROCESSING
                            PO BOX 1533
                            MINNEAPOLIS MN 55485-0001
                            NFS LLC FEBO FIIOC                               %
                            AS AGENT FOR QUALIFIED
                            EMPLOYEE BENEFIT PLANS (401K)
                            FINOPS-IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON, KY 41015-1987
SMALL CAP VALUE
 Class A                    CHARLES SCHWAB & CO INC                          %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT
                            OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4122
                            NATIONWIDE TRUST COMPANY FSB                     %
                            C/O IPO PORTFOLIO ACCOUNTING
                            PO BOX 182029
                            COLUMBUS OH 43218-2029
                            TRANSAMERICA LIFE INSURANCE CO                   %
                            1150 S OLIVE ST STE T1005
                            LOS ANGELES, CA 90015-2249
 Class B                    AMERICAN ENTERPRISE                              %
                            INVESTMENT SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    AMERICAN ENTERPRISE                              %
                            INVESTMENT SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446

                                                                 PERCENTAGE
FUND                    NAME AND ADDRESS                          OF CLASS
-----------             ----------------------------------      ------------
                        MERRILL LYNCH                                      %
                        PIERCE FENNER & SMITH INC
                        MERRILL LYNCH FIN DATA SERVICES
                        ATTENTION SERVICE TEAM
                        4800 DEER LAKE DR E FL 3
                        JACKSONVILLE FL 32246-6484
 Class Z                NFS LLC FEBO FIIOC                                 %
                        AS AGENT FOR QUALIFIED
                        EMPLOYEE BENEFIT PLANS (401K)
                        FINOPS-IC FUNDS
                        100 MAGELLAN WAY KW1C
                        COVINGTON, KY 41015-1987
                        CHARLES SCHWAB & CO INC                            %
                        SPECIAL CUSTODY ACCOUNT
                        FOR EXCLUSIVE BENEFIT
                        OF CUSTOMERS
                        ATTN: MUTUAL FUNDS
                        101 MONTGOMERY ST
                        SAN FRANCISCO CA 94104-4122
                        WELLS FARGO BANK NA                                %
                        RPS STRONG SMALL CAP VALUE #069
                        P.O. BOX 1533
                        MINNEAPOLIS MN 55480-1533
                        BANK OF NEW YORK                                   %
                        TRUSTEE NEW YORK STATE
                        DEFERRED COMP
                        1 WALL ST FL 12
                        NEW YORK NY 10286-0001
SMALL/MID CAP VALUE
 Administrator          WELLS FARGO BANK NA FBO                            %
                        EDEST AGGRESSIVE PORTFOLIO (WISC)
                        PO BOX 1533
                        MINNEAPOLIS MN 55480-1533
                        WELLS FARGO BANK NA FBO                            %
                        EDEST MODERATE PORTFOLIO (WISC)
                        PO BOX 1533
                        MINNEAPOLIS MN 55480-1533
                        WELLS FARGO BANK NA FBO                            %
                        EDEST BALANCED PORTFOLIO (WISC)
                        PO BOX 1533
                        MINNEAPOLIS MN 55480-1533
 Investor               CHARLES SCHWAB & CO INC                            %
                        SPECIAL CUSTODY ACCOUNT
                        FOR EXCLUSIVE BENEFIT
                        OF CUSTOMERS
                        ATTN: MUTUAL FUNDS
                        101 MONTGOMERY ST
                        SAN FRANCISCO CA 94104-4122

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a holder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund). A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               OTHER INFORMATION


     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.


                             FINANCIAL INFORMATION


     The audited financial statements for the Funds for the fiscal year ended October 31, 2006, are hereby incorporated by reference to the Funds' Annual Reports.

                      STATEMENT OF ADDITIONAL INFORMATION

                                 March 1, 2007


                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222


           WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND
             WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND
               WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND


                     CLASS A, CLASS B, CLASS C AND CLASS Z

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds").The Specialized Financial Services Fund is considered diversified and the Specialized Health Sciences and Specialized Technology Funds are considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares.Class Z shares are currently available only to certain qualified investors. Please see the Class Z shares prospectus for further details.


                                         CLASS         CLASS
FUND                                    A, B, C          Z
 SPECIALIZED FINANCIAL SERVICES            o
 Specialized Health Sciences               o
 Specialized Technology                    o             o

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated March 1, 2007. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the year ended October 31, 2006, are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses and Annual Reports may be obtained free of charge by visiting our website at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS, P.O. Box 8266, Boston, MA 02266-8266.

                              TABLE OF CONTENTS


                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              2
 Fundamental Investment Policies                                         2
 Non-Fundamental Investment Policies                                     3
PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS                     4
MANAGEMENT                                                              15
 Trustees and Officers                                                  15
 Investment Adviser                                                     17
 Investment Sub-Advisers                                                18
 Portfolio Managers                                                     19
 Administrator                                                          24
 Distributor                                                            25
DISTRIBUTION FEES                                                       25
 Shareholder Servicing Agent                                            26
 Custodian                                                              26
 Fund Accountant                                                        27
 Transfer and Distribution Disbursing Agent                             27
 Underwriting Commissions                                               27
 Code of Ethics                                                         27
DETERMINATION OF NET ASSET VALUE                                        28
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          28
PORTFOLIO TRANSACTIONS                                                  30
FUND EXPENSES                                                           32
FEDERAL INCOME TAXES                                                    32
PROXY VOTING POLICIES AND PROCEDURES                                    38
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       40
CAPITAL STOCK                                                           41
OTHER INFORMATION                                                       43
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           44
FINANCIAL INFORMATION                                                   44

                          HISTORICAL FUND INFORMATION

     On August 29, 2001, the Board of Trustees of the SIFE Trust Fund approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the SIFE Trust Fund into the Trust's Wells Fargo Advantage Specialized Financial Services Fund. The reorganization was effective at the close of business on February 22, 2002.

     The SPECIALIZED FINANCIAL SERVICES described in this SAI was created as part of the reorganization of the SIFE Trust Fund, advised by SIFE, into the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND. The reorganization between the SIFE Trust Fund and the Specialized Financial Services Fund followed the acquisition of SIFE by a subsidiary of Wells Fargo & Company.

     The chart below indicates the predecessor SIFE Trust Fund that is the accounting survivor of the Wells Fargo Advantage Fund.



WELLS FARGO ADVANTAGE FUND                                  PREDECESSOR FUND
----------------------------------------------------------- -----------------
WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND   SIFE Trust Fund

     The SPECIALIZED FINANCIAL SERVICES FUND (formerly named the SIFE Specialized Financial Services Fund) commenced operations on February 25, 2002 as the successor to the SIFE Trust Fund, a Delaware statutory trust. The SIFE Trust Fund was organized on February 28, 1997 as the successor-in-interest to the SIFE Trust Fund, a California trust, which was organized on September 26, 1960. The Fund, through its predecessor entities, has offered its shares to the public on a continuous basis since July 2, 1962. The predecessor fund offered Class A-I, Class A-II, Class B and Class C shares. The performance history and financial highlights shown for periods prior to February 25, 2002, are the performance history and financial highlights of the predecessor fund. The Class A-I shares are considered the accounting survivor for the Class A shares. The Specialized Financial Services Fund changed its name from the SIFE Specialized Financial Services Fund to the Specialized Financial Services Fund effective April 11, 2005.

     The SPECIALIZED HEALTH SCIENCES FUND commenced operations on April 2,
2001.

     The SPECIALIZED TECHNOLOGY FUND commenced operations on September 18,
2000.


Fundamental Investment Policies
--------------------------------


     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or (v) limit the Specialized Health Sciences Fund's investments in securities of the health sciences sector, which is the group of industries that include pharmaceutical, biochemical, biotechnology, research and development, health care facilities, health care services and medical device industries, or (vi) limit the Specialized Technology Fund's investment in securities of the technology sector, which can be a single industry or group of industries such as the com

     (2) except for the Specialized Health Sciences and Specialized Technology Funds, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies
------------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC, and (ii) other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

             PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and their associated risks. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the accompanying prospectus. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.


DEBT SECURITIES
---------------


Bank Obligations
-----------------


     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.


     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.


     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.


Commercial Paper
----------------


     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.


Convertible Securities
----------------------


     Investing in convertible securities that have a strong earnings and credit record may provide current income. A Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.


Custodial Receipts for Treasury Securities
------------------------------------------


     These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.


Loan Participations
-------------------


     Loan participations (sometimes called "bank loans") are purchases in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A loan participation gives a Fund an undivided proportionate interest in a loan or instrument. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the loan participation.


Money Market Instruments
------------------------

     Investments in the following types of high-quality money market instruments that have remaining maturities not exceeding one year are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1-" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.


     LETTERS OF CREDIT. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.


Synthetic Convertible Securities
--------------------------------


     "Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


U.S. Government Obligations
---------------------------


     Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (I.E., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.


DERIVATIVES
-----------


Derivative Securities
---------------------


     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate, including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Futures contracts and options transactions are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below.


     An investment is often made in derivative securities as a "hedge" against fluctuations in the value of the other securities in a Fund's portfolio, although the Fund may also invest in certain derivative securities for investment purposes only. While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the Fund to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.


     Additional risks of derivative securities include: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).


     The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.


     A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.


Futures and Options Contracts
-----------------------------


     IN GENERAL. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).


     Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.


     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the relevant Fund.


     A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.


     Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.


     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.


     A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.


     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).


     OPTIONS TRADING. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.


     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.


     A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.


     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.


     Below is a description of some of the types of options in which a Fund may invest.


     STOCK INDEX OPTIONS. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's Custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.


     STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.


     FOREIGN CURRENCY FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. A Fund may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.


     Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.


     Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


     The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.


     INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.


     INTEREST RATE AND INDEX SWAPS AND SWAP OPTIONS ("SWAPTIONS"). A Fund may enter into interest rate and index swaps and swaptions in pursuit of its investment objectives. Interest rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In a swaption, which is an option to enter into an interest rate swap, in exchange for an option premium, the Fund gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps and swaptions on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap or swaption, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.


     The use of interest rate and index swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions or swaptions that may be entered into by the Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap or swaption, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.


     FUTURE DEVELOPMENTS. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.


EQUITY SECURITIES
-----------------


     The following equity securities may be purchased by a Fund to the extent such purchase is permitted by its investment objective and strategies.


Small Company Securities
------------------------


     Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.


     Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.


FOREIGN SECURITIES AND CURRENCY TRANSACTIONS
--------------------------------------------


Foreign Obligations and Securities
-----------------------------------


     Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.


     Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.


     Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


     Investments in currency forward contracts ("forward contracts") may be made to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.


     Investment in foreign securities may also be made through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.


Emerging Market Securities
--------------------------


     The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.


     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.


     Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.


     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.


     Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.


OTHER INVESTMENTS AND TECHNIQUES
--------------------------------


Initial Public Offerings
------------------------


     Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.


Borrowing
----------


     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies
-------------------------------


     A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.


Floating- and Variable-Rate Obligations
---------------------------------------


     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.


     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks.


     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.


Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------


     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.


     The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


Illiquid Securities
-------------------


     Securities not registered under the Securities Act of 1933, as amended (the "1933 Act"), and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.


Loans of Portfolio Securities
-----------------------------


     Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.


     Wells Fargo Bank acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.


Other Investment Companies
--------------------------


     A Fund may invest in shares of other open-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Fund's non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Fund's total assets with respect to any one investment company; and (iii) 10% of such Fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.


     ISHARES. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.


Privately Issued Securities
---------------------------


     Privately issued securities include those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation:
(1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).


Repurchase Agreements
---------------------


     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.


     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.


Reverse Repurchase Agreements
-----------------------------


     A reverse repurchase agreement is an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.



Short Sales
-----------


     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the Fund owns the securities, which are placed in a segregated account until the transaction is closed out.


     The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.


     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.


     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.


     In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.


     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.


Warrants
--------


     Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

                                   MANAGEMENT


     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."


Trustees and Officers
---------------------


     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.


     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 144 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.


     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustee. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.



                             POSITION HELD                                                                       OTHER PUBLIC
                                 WITH                                                                             COMPANY OR
                              REGISTRANT/                                                                         INVESTMENT
NAME, AGE AND                  LENGTH OF                          PRINCIPAL OCCUPATION(S)                           COMPANY
ADDRESS                       SERVICE/1/                            DURING PAST 5 YEARS                          DIRECTORSHIPS
-----------------------    ----------------    -------------------------------------------------------------    --------------
                                                        INDEPENDENT TRUSTEES
Thomas S. Goho, 64         Trustee,            Chair of Finance, Wake Forest University, since 2006. Wake             N/A
                           since 1987          Forest University, Calloway School of Business and
                                               Accountancy, Benson-Pruitt Professorship since 1999.
                                               Associate Professor of Finance 1994-1999.
Peter G. Gordon, 64        Trustee,            Chairman, CEO and Co-Founder of Crystal Geyser Water                   N/A
                           since 1998;         Company and President of Crystal Geyser Roxane Water
                           (Chairman,          Company.
                           since 2001).
Richard M. Leach, 73       Trustee, since      Retired. President of Richard M. Leach Associates (a                   N/A
                           1987                financial consulting firm).
Olivia Mitchell, 54        Trustee, since      Professor of Insurance and Risk Management, Wharton                    N/A
                           2006                School, University of Pennsylvania. Director of the Boettner
                                               Center on Pensions and Retirement Research. Research
                                               Associate and Board member, Penn Aging Research Center.
                                               Research Associate, National Bureau of Economic Research.
Timothy J. Penny, 55       Trustee, since      Senior Counselor to the public relations firm of                       N/A
                           1996                Himle-Horner and Senior Fellow at the Humphrey Institute,
                                               Minneapolis, Minnesota (a public policy organization).
Donald C. Willeke, 66      Trustee, since      Principal of the law firm of Willeke & Daniels.                        N/A
                           1996

                             POSITION HELD                                                                       OTHER PUBLIC
                                 WITH                                                                             COMPANY OR
                              REGISTRANT/                                                                         INVESTMENT
NAME, AGE AND                  LENGTH OF                           PRINCIPAL OCCUPATION(S)                          COMPANY
ADDRESS                       SERVICE/1/                             DURING PAST 5 YEARS                         DIRECTORSHIPS
----------------------    ------------------    ------------------------------------------------------------    --------------
                                                       INTERESTED/2/ TRUSTEE
J. Tucker Morse, 62       Trustee, since        Private Investor/Real Estate Developer.                               N/A
                          1987
                                                              OFFICERS
Karla M. Rabusch, 47      President, since      Executive Vice President of Wells Fargo Bank, N.A.                    N/A
                          2003                  President of Wells Fargo Funds Management, LLC. Senior
                                                Vice President and Chief Administrative Officer of Wells
                                                Fargo Funds Management, LLC from March 2001 to March
                                                2003. Vice President of Wells Fargo Bank, N.A. from
                                                December 1997 to May 2000.
A. Erdem Cimen, 33        Treasurer, since      Vice President of Wells Fargo Bank, N.A. and Vice                     N/A
                          2006                  President of Financial Operations for Wells Fargo Funds
                                                Management, LLC. Vice President and Group Finance
                                                Officer of Wells Fargo Bank, N.A. Auto Finance Group from
                                                2004 to 2006. Vice President of Portfolio Risk Management
                                                for Wells Fargo Bank, N.A. Auto Finance Group in 2004.
                                                Director of Small Business Services Risk Management for
                                                American Express Travel Related Services from 2000 to
                                                2001.
C. David Messman, 46      Secretary, since      Vice President and Managing Senior Counsel of Wells Fargo             N/A
                          2000                  Bank, N.A. and Senior Vice President and Secretary of Wells
                                                Fargo Funds Management, LLC. Vice President and Senior
                                                Counsel of Wells Fargo Bank, N.A. from 1996 to 2003.
Dorothy Peters, 45        Chief                 Chief Compliance Officer of Wells Fargo Funds                         N/A
                          Compliance            Management, LLC since 2004 and Compliance Officer of
                          Officer, since        Wells Fargo Funds Management, LLC from 1999 to 2002.
                          2004                  Compliance Manager of Wells Fargo Investments from 1997
                                                to 1999. In 2002, Ms. Peters left Wells Fargo Funds
                                                Management, LLC to pursue personal goals.

------
1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2 BASIS OF INTERESTEDNESS. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.


     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Nominees by shareholders are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary and met twice during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.


     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met five times during the Funds' most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.


     COMPENSATION. Prior to January 1, 2006, each Trustee received an annual retainer (payable quarterly) of $80,000 from the Fund Complex. Each Trustee also received a combined fee of $9,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairman (formerly referred to as the Lead Trustee) of the Fund Complex received an additional $25,000 annual retainer for the additional work and time devoted by the Chairman.


     Effective January 1, 2006, each Trustee receives an annual retainer (payable quarterly) of $102,000 from the Fund Complex. Each Trustee also receives a combined fee of $12,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex receives an additional $34,000 annual retainer and the Chairperson of the Audit Committee receives an additional $12,000 annual retainer, for the additional work and time devoted by the Chairperson.


     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other entity of the Fund Complex. The Officers are not compensated by the Trust for their services. For the fiscal year ended October 31, 2006, the Trustees received the following compensation:


                               COMPENSATION TABLE
                       FISCAL YEAR ENDED OCTOBER 31, 2006



                                   INTERESTED
                                   TRUSTEE                               INDEPENDENT TRUSTEES
                                   J. TUCKER   THOMAS S.   PETER G.   RICHARD M.   OLIVIA S.     TIMOTHY J.   DONALD C.
FUND                               MORSE       GOHO        GORDON     LEACH        MITCHELL/1/   PENNY        WILLEKE
SPECIALIZED FINANCIAL SERVICES     $           $           $           $            $             $           $
Specialized Health Sciences        $           $           $           $            $             $           $
Specialized Technology             $           $           $           $            $             $           $
TOTAL COMPENSATION FROM
THE FUND COMPLEX/2/                $           $           $           $            $             $           $

------
1 Effective January 1, 2006, Olivia Mitchell is an Independent member of the Board of Trustees.
2 Includes Trustee compensation received by other funds within the entire Fund Complex (consisting of 144 funds).


     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2006, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.


           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2006



                                     INTERESTED
                                     TRUSTEE                              INDEPENDENT TRUSTEES
                                     J. TUCKER   THOMAS S.   PETER G.   RICHARD M.   OLIVIA S.   TIMOTHY J.   DONALD C.
FUND                                 MORSE       GOHO        GORDON     LEACH        MITCHELL    PENNY        WILLEKE
SPECIALIZED FINANCIAL SERVICES       $           $           $          $            $           $            $
Specialized Health Sciences          $           $           $          $            $           $            $
Specialized Technology               $           $           $          $            $           $            $
Aggregate Dollar Range of Equity
 Securities Of Fund Complex/1/

------
/1/ Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 144 funds).


     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2006, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.



Investment Adviser
------------------


     Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.


     The Funds are stand-alone Funds with an investment adviser and sub-adviser.


     As compensation for its advisory services for the following Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:



                                                               FEE
FUND                                   PRIOR TO 8/1/04             EFFECTIVE 8/1/04
 Specialized Financial Services        0.95%                  First $500M            0.95%
                                                               Next $500M            0.90%
                                                                Next $2B             0.85%
                                                                Next $2B            0.825%
                                                                Over $5B             0.80%
 Specialized Health Sciences           0.95%                  First $500M            0.95%
                                                               Next $500M            0.90%
                                                                Next $2B             0.85%
                                                                Next $2B            0.825%
                                                                Over $5B             0.80%
 Specialized Technology                1.05%                  First $500M            1.05%
                                                               Next $500M            1.00%
                                                                Next $2B             0.95%
                                                                Next $2B            0.925%
                                                                Over $5B             0.90%


     Advisory Fees Paid. For the fiscal year ends shown in the table below, the
     ------------------
Funds, paid the following advisory fees, and the investment adviser waived the indicated fees:



                                        YEAR ENDED           PERIOD ENDED             YEAR ENDED                YEAR ENDED
                                         10/31/06             10/31/05*                9/30/05                    9/30/04
                                                 FEES                  FEES                     FEES                       FEES
FUND                                FEES PAID   WAIVED   FEES PAID    WAIVED     FEES PAID     WAIVED     FEES PAID       WAIVED
Specialized                             $          $     $ 20,358    $ 7,585    $  288,092    $93,412    $  259,647    $   62,960
Health Sciences
Specialized Technology                  $          $     $194,152    $ 5,955    $   95,422    $77,859    $1,544,936    $   70,686
Specialized Financial Services          $          $     $276,458    $67,643    $4,134,785    $95,562    $3,748,141    $1,328,831

------
*   The Funds changed their fiscal year-end from September 30 to October 31.


     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.


Investment Sub-Advisers
-----------------------


     Funds Management has engaged RCM Capital Management LLC ("RCM") and Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-advisers to the Funds (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.


     For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.



FUND                                     SUB-ADVISER                     FEE
 Specialized Financial Services         Wells Capital       First $100M            0.45%
                                          Management         Next $100M            0.40%
                                                             Over $200M            0.30%
 Specialized Health Sciences                 RCM            First $100M            0.75%
                                                             Next $400M            0.65%
                                                             Over $500M            0.60%
 Specialized Technology                      RCM             First $50M            1.00%
                                                              Next $50M            0.70%
                                                             Over $100M            0.55%

     Unaffiliated Sub-Adviser. Listed below is the aggregate dollar amount of
     ------------------------
sub-advisory fees paid by each Fund listed below to the following unaffiliated sub-adviser for the fiscal periods ended October 31, 2005, September 30, 2005, 2004, and 2003:


                                                               PERIOD ENDED
                                      YEAR ENDED 10/31/06       10/31/05*         YEAR ENDED 9/30/05    YEAR ENDED 9/30/04
                                              RCM                  RCM                   RCM                   RCM
                                                                         FEES                   FEES
                                                            FEES PAID   WAIVED    FEES PAID    WAIVED       FEES PAID
Specialized Health Sciences                    $            $ 21,091      $0     $  236,178      $0         $  323,782
Specialized Technology                         $            $130,050      $0     $1,168,933      $0         $1,150,466

------
*   The Funds changed their fiscal year-end from September 30 to October 31.


Portfolio Managers
------------------


     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of October 31, 2006, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.



FUND                             SUB-ADVISER                 PORTFOLIO MANAGERS
-------------------------------- --------------------------  --------------------------
Specialized Financial Services   Wells Capital Management    Allen J. Ayvazian
                                                             Allen A. Wisniewski, CFA
Specialized Health Sciences      RCM                         Michael Dauchot, M.D.*
Specialized Technology           RCM                         Huachen Chen, CFA
                                                             Walter C. Price, Jr., CFA

------
* Michael Dauchot, RCM, was a portfolio manager for the Specialized Health Sciences Fund from 2001-2004, then returned in this capacity in September, 2005.


     MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

                                  REGISTERED          OTHER POOLED
                             INVESTMENT COMPANIES INVESTMENT VEHICLES    OTHER ACCOUNTS
                               NUMBER     TOTAL     NUMBER     TOTAL     NUMBER     TOTAL
                                 OF       ASSETS      OF       ASSETS      OF      ASSETS
PORTFOLIO MANAGERS*           ACCOUNTS   MANAGED   ACCOUNTS   MANAGED   ACCOUNTS   MANAGED
RCM
 Huachen Chen, CFA                      $                    $                    $
 Michael Dauchot, M.D.                  $                    $                    $
 Walter C. Price, Jr., CFA              $                    $                    $
WELLS CAPITAL MANAGEMENT
 Allen J. Ayvazian                      $                    $                    $
 Allen A. Wisniewski, CFA               $                    $                    $

------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.


     The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.



                                    REGISTERED INVESTMENT              OTHER POOLED
                                          COMPANIES                 INVESTMENT VEHICLES              OTHER ACCOUNTS
                                    NUMBER          TOTAL          NUMBER          TOTAL          NUMBER          TOTAL
                                      OF            ASSETS           OF            ASSETS           OF           ASSETS
PORTFOLIO MANAGERS                 ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS        MANAGED
RCM
 Huachen Chen, CFA                                    $                              $                          $
 Michael Dauchot, M.D.                                $                              $                          $
 Walter C. Price, Jr., CFA                            $                              $                          $
WELLS CAPITAL MANAGEMENT
 Allen J. Ayvazian                                    $                              $                          $
 Allen A. Wisniewski, CFA                             $                              $                          $

     MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent
     ------------------------------
conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.


     To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.


     RCM. Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.


     These potential conflicts may include, among others:

     o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

  o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

  o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.


     A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.


     "Cross trades," in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM-advised account are to be made at an independent current market price, as required by law.


     Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.


     A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.


     A fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(c) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.


     A fund's portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM's investment personnel, including each fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.


     PALLAS INVESTMENT PARTNERS, L.P. ("PALLAS") AND RELATED ENTITIES. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.


     Pallas serves as investment manager to two unregistered investment companies (the "Pallas Hedge Funds") - Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the "General Partner"). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner. Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and Pallas Global

Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the Wells Fargo Specialized Technology Fund.


     RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM's affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.


     RCM, Pallas, and the Allianz Advisory Affiliates all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.


     In addition, trades entered into by Pallas on behalf of Pallas' clients are executed through RCM's equity trading desk, and trades by Pallas on behalf of Pallas' clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM's clients. All trades on behalf of Pallas' clients that are executed through RCM's equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.


     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.


     COMPENSATION. The Portfolio Managers were compensated, by their employing
     ------------
Adviser or Sub-Adviser (as the case may be) from the advisory fees using the following compensation structures:


     RCM COMPENSATION. RCM's Portfolio Managers are compensated with what RCM believes to be a competitively positioned compensation program to attract and retain high-caliber investment professionals. RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, stock appreciation right units and a benefits package (the "Bonus Program"). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the "Profit Program").


     BONUS PROGRAM. In the Bonus Program, total cash compensation, as more fully described below, is set for each Portfolio Manager relative to his or her performance and the market. The Portfolio Managers' compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained performance.


     In the Bonus Program, each Portfolio Manager's compensation consists of the following elements as further described below: (1) base salary, (2) annual bonus, (3) stock appreciation rights, and (4) group retirement plans.


     (1) Base salary. Each Portfolio Manager is paid a base salary, which is
     ---------------
set at a level determined by RCM to be competitive in the market place, taking into account a particular Portfolio Manager's experience and responsibilities. RCM reviews third party market data to ensure that salaries remain competitive within the industry


     (2) Annual Bonus. All Portfolio Managers also receive discretionary
     ----------------
compensation in the form of a bonus. The discretionary bonus is designed to reward investment professionals for sustained high performance by linking pay to two core elements: quantitatively measured investment results, and firm profitability. At the start of the year, each Portfolio Manager receives a target bonus. The target bonus is based on the individuals' years of experience and level of responsibility in the organization. Third party compensation data is also consulted to ensure that the level of the target bonus is competitive. The actual bonus amount paid at year-end can be more than the target bonus by as much as 300% or less than the target bonus (to as little as no bonus) - depending on individual, team and firm performance. The portion of the bonus related to pre-tax performance of the mutual funds managed is measured against a fund's Lipper universe over a three-year rolling period.


     (3) Stock Appreciation Rights. Key members of RCM's investment staff are
     -----------------------------
allocated Stock Appreciation Right units at the beginning of each year. The Stock Appreciation Rights vest over five years. Each tranche of Stock Appreciation Rights are paid-out on the fifth anniversary of their issuance - the amount of which is based on the increase in profitability of the firm during that five-year period.

     (4) Participation in group retirement plans. Portfolio Managers are
     -------------------------------------------
eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the non-qualified deferred compensation plan.


     PROFIT PROGRAM. In the Profit Program portfolio managers share in the profits generated by the mutual fund they manage. In this program, Portfolio Managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund. Under this program portfolio managers also are eligible to participate in the Stock Appreciation Rights program and the retirement plans referenced above.


     WELLS CAPITAL MANAGEMENT COMPENSATION. Wells Capital Management's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance. Bonus allocations depend on fund performance, market share goals, individual job objectives and overall profitability of the business. Portfolio performance is measured against the following benchmarks over the length of time indicated:



PORTFOLIO MANAGERS         BENCHMARK                            LENGTH OF TIME
-------------------------- -----------------------------------  ---------------
Allen J. Ayvazian          S&P Financial Services Index
Allen A. Wisniewski, CFA   MSCI World Telecom Services Price
                           Index

     Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.


     BENEFICIAL OWNERSHIP IN THE FUNDS. The following table shows for each
     ---------------------------------
Portfolio Manager, the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

     $0;
     $1 - $10,000;
     $10,001 - $50,000;
     $50,001 - $100,000;
     $100,001 - $500,000;
     $500,001 - $1,000,000; and
     over $1,000,000.



PORTFOLIO MANAGER                  FUND                                  BENEFICIAL OWNERSHIP
 RCM
  Huachen Chen, CFA                Specialized Technology                $0
  Michael Dauchot, M.D.            Specialized Health                    $0
  Walter C. Price, Jr., CFA        Specialized Technology                $0
 WELLS CAPITAL MANAGEMENT
  Allen J. Ayvazian                Specialized Financial Services        $0
  Allen A. Wisniewski, CFA         Specialized Financial Services        $0

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.


     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:



                                                  FEE
CLASS                       PRIOR TO 8/1/04            EFFECTIVE 8/1/04
 Class A, Class B          0.33%                  First $5B            0.33%
 and Class C Shares                                Next $5B            0.32%
                                                  Over $10B            0.31%


                                   FEE
CLASS                       EFFECTIVE 4/11/05
 Class Z Shares        First $5B            0.50%
                        Next $5B            0.49%
                        Over $5B            0.48%

     Administrative Fees Paid. For the fiscal year ends shown in the table
     ------------------------
below, the Funds, except the Specialized Financial Services Fund, paid the following administrative fees.



                                                    YEAR ENDED       PERIOD ENDED       YEAR ENDED       YEAR ENDED
FUND                                                 10/31/06         10/31/05**          9/30/05         9/30/04
Specialized Health Sciences (Fund Level)                                $ 1,071         $   15,163       $   16,979
 Class A                                                                $ 2,437         $   34,105       $   37,929
 Class B                                                                $ 3,243         $   45,365       $   50,376
 Class C                                                                $   320         $    5,441       $    6,779
Specialized Technology (Fund Level)                                     $ 9,245         $   95,422       $   76,935
 Class A                                                                $24,602         $  314,375       $  320,573
 Class B                                                                $ 6,224         $   82,918       $   91,473
 Class C                                                                $ 1,233         $   16,840       $   18,787
 Class Z***                                                             $31,686         $  193,224              N/A
Specialized Financial Services (Fund level)*                            $14,550         $  217,620       $  267,213
 Class A                                                                $80,114         $1,193,067       $1,446,446
 Class B                                                                $ 1,109         $   21,298       $   44,214
 Class C                                                                $   260         $    4,308       $    5,733

------
* For the fiscal year ended September 30, 2004, the administrative fee rate changed from a fixed Fund-based fee to a combination of a fixed Class-based fee and a Fund-based fee that is subject to breakpoints in asset levels of a Fund.
**   The Funds changed their fiscal year-ends from September 30 to October 31.
***  Class Z shares commenced operations on April 11, 2005.

Distributor
-----------


     Wells Fargo Funds Distributor, LLC (the "Distributor"), located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.


     The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares of the shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").


     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.


     The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


                               DISTRIBUTION FEES




     For the period November 1, 2005, through October 31, 2006, the Funds listed below paid to Wells Fargo Funds Distributor, LLC, pursuant to the Plan, the following fees for distribution-related expenses:



                                                                COMPENSATION
                                               PRINTING &            TO            COMP. TO         OTHER
FUND             TOTAL       ADVERTISING         MAILING        UNDERWRITERS        BR/DLRS       (EXPLAIN)
 SPECIALIZED FINANCIAL SERVICES
  Class B          $              $                 $                 $                $            $  X*
  Class C          $              $                 $                 $                $            $
 SPECIALIZED HEALTH SCIENCES
  Class B          $              $                 $                 $                $            $  X*
  Class C          $              $                 $                 $                $            $
 SPECIALIZED TECHNOLOGY
  Class B          $              $                 $                 $                $            $  X*
  Class C          $              $                 $                 $                $            $

------
* Wells Fargo Funds Distributor, LLC (WFFD) entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the distributor may assign certain amounts, including 12b-1 fees, that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.


     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.


     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.


     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.


Shareholder Servicing Agent
---------------------------


     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class Z shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.


     General. The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.


     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.


Custodian
---------


     Wells Fargo Bank, N.A. (the "Custodian") located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of the Specialized Financial Services Fund and 0.07% of the average daily net assets of the Specialized Health Sciences Fund and Specialized Technology Fund.

Fund Accountant
---------------


     PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant and in such capacity maintains the financial books and records for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:



AVERAGE FUND COMPLEX
DAILY NET ASSETS (EXCLUDING THE WELLS FARGO         ANNUAL ASSET-
MASTER TRUST PORTFOLIO ASSETS)                       BASED FEES
       First $85B                                       0.0051%
       Over $85B                                        0.0025%

     In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund and a monthly multiple class fee per Fund of $500 per class beyond the first class of shares. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PFPC is entitled to receive certain out-of-pocket costs. Each Fund's share of the annual asset-based Fund Complex fee is based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex, excluding the Wells Fargo Master Trust portfolios.


Transfer and Distribution Disbursing Agent
------------------------------------------


     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.


Underwriting Commissions
------------------------


     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.


     Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the Funds on a continuous basis. For the Funds' fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Funds and the amounts retained by Stephens was as follows:



      10/1/04 - 4/1/05                  YEAR ENDED 9/30/04
    PAID           RETAINED            PAID            RETAINED
 $  86,952         $12,965         $2,015,276         $340,635

     The amounts paid to and retained by the Distributor are as follows:



 YEAR ENDED 10/31/06       PERIOD ENDED 10/31/05*          4/11/05 - 9/30/05
 PAID       RETAINED         PAID         RETAINED         PAID         RETAINED
 $              $          $86,952        $12,965        $77,014        $10,233

*   The Funds changed their fiscal year ends from September 30 to October 31.


Code of Ethics
--------------


     The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE


     The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.


     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.


     The Specialized Health Sciences and Specialized Technology Funds use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.


     Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


     For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.


     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.


     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that
(i) it will have good and marketable title to the securities received by it;
(ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.


     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.


     The Dealer Reallowance for Class A shares is as follows:



                                FRONT-END SALES        FRONT-END SALES            DEALER
                                  CHARGE AS %            CHARGE AS %           REALLOWANCE
                                   OF PUBLIC            OF NET AMOUNT         AS % OF PUBLIC
AMOUNT OF PURCHASE               OFFERING PRICE            INVESTED           OFFERING PRICE
 Less than $50,000                    5.75%                  6.10%                 5.00%
 $50,000 to $99,999                   4.75%                  4.99%                 4.00%
 $100,000 to $249,999                 3.75%                  3.90%                 3.00%
 $250,000 to $499,999                 2.75%                  2.83%                 2.25%
 $500,000 to $999,999                 2.00%                  2.04%                 1.75%
 $1,000,000 and over/1/               0.00%                  0.00%                 1.00%

------
/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


     Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders with an existing Wells Fargo
------------------------
Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.


     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.


     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  o Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

     o Family members of any of the above.


     Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders
     -----------------------------------------------------------
who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

     Reduced Sales Charges for Former Montgomery Fund Shareholders. Former
     -------------------------------------------------------------
Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.


     Reduced Sales Charges for Affiliated Funds. Any affiliated fund that
     ------------------------------------------
invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.


     Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is
     -----------------------------------------------------------
imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.


                             PORTFOLIO TRANSACTIONS


     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.


     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.



     In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of a Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.


     A Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include:
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.


     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.


     The portfolio turnover rates for the Specialized Health Sciences Fund and Specialized Financial Services Fund varied significantly over the past two fiscal years. The variation in the rates was primarily due to increased market volatility for the Specialized Health Sciences Fund and fewer perceived investment opportunities by the portfolio managers and fewer shareholder redemptions for the Specialized Financial Services Fund.


     The tables below show the Funds' portfolio turnover rates for the last two fiscal years.



                                                           PERIOD
                                       OCTOBER 31,         ENDING        SEPTEMBER 30,       SEPTEMBER 30,
FUND                                       2006          10/31/05*            2005               2004
Specialized Financial Services        %                       1%               49%                   221%
Specialized Healthcare Sciences       %                       9%              200%                   266%
Specialized Technology                %                      29%              270%                   262%

------
*   The Funds changed their fiscal year-ends from September 30 to October 31.


     Brokerage Commissions. For the fiscal year listed below, the Funds listed
     ---------------------
below paid the following aggregate amounts of brokerage commissions on brokerage transactions:


                               TOTAL COMMISSIONS



                                         YEAR-ENDED         PERIOD ENDED       YEAR-ENDED          YEAR-ENDED
FUND                                      10/31/06            10/31/05*          9/30/05             9/30/04
 Specialized Financial Services            $             $ 20,238         $  625,482         $  2,820,370**
 Specialized Health Sciences               $             $  8,556         $  146,976         $    225,645**
 Specialized Technology                    $             $200,682         $1,693,627         $  1,578,886**

------
*   The Funds changed their fiscal year end from September 30 to October 31.
**   The decrease in commissions paid by the Specialized Financial Services
       Fund was the result of the lower portfolio turnover rate for the Fund. However, the increased market volatility led to increased portfolio turnover rates for the Specialized Health Sciences Fund and Specialized Technology Fund.


     Directed Brokerage Commissions. For the fiscal period ended October 31,
     ------------------------------
2006, the Sub-Advisers listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.



SUB-ADVISER                   COMMISSIONS PAID   TRANSACTIONS VALUE
  RCM                        $                  $
  Wells Capital Management   $                  $

     Securities of Regular Broker-Dealers. The Funds are required to identify
     ------------------------------------
any securities of their "regular brokers or dealers" (as defined under the 1940
Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of October 31, 2006, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below:



FUND                                       BROKER DEALER         AMOUNT
 Specialized Health Sciences               N/A                  N/A
 Specialized Financial Services            Bank of America        $

                             Citigroup                  $
                             JP Morgan Chase & Co.      $
                             Bear Stearns               $
                             Goldman Sachs & Co.        $
                             Lehman Brothers, Inc.      $
                             Morgan Stanley             $
 Specialized Technology      Bear Stearns               $
                             Morgan Stanley             $


                                 FUND EXPENSES


     From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.


     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.


                              FEDERAL INCOME TAXES


     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.


     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.


     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.


     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a "regulated investment company" ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each RIC is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts and net income derived from an interest in a qualified publicly traded partnership). Pursuant to a recent IRS Revenue Ruling, the IRS may limit qualifying income from foreign currency gains that are directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.


     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.


     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.


     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.


     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As of October 31, 2006, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

     As of October 31, 2006, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:



                                                             CAPITAL LOSS
FUND FOR FYE OCTOBER 31, 2006              YEAR EXPIRES     CARRY FORWARDS
       Specialized Health Services            2013          $
       Specialized Financial Services         2013          $
       Specialized Technology                 2006          $
                                              2007          $
                                              2008          $
                                              2009          $
                                              2010          $
                                              2011          $

     If a Fund engages in a reorganization, either as an acquiring Fund or acquired Fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds engaged in reorganizations or may engage in reorganizations in the future.


     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's
     ----------
net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.


     Taxation of Fund Investments. In general, realized gains or losses on the
     ----------------------------
sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.


     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID income includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.


     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.


     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain future contracts, foreign currency contracts and non-equity options.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.


     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.


     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.


     The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.


     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.


     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS Revenue Ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives.


     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds would seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.


     Taxation of Distributions. All distributions paid out of a Fund's current
     -------------------------
and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.


     Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, but do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.



     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.


     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a
     ----------------------------------
cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.


     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss may be disallowed under "wash sale" rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.


     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department has authorized a regulation reducing the six month holding period requirement to 31 days and is also authorized to issue regulations that would exclude losses from the sale or exchange of shares pursuant to a periodic liquidation plan from this recharacterization treatment.

     Foreign Taxes. Amounts realized by a Fund on foreign securities may be
     -------------
subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.


     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.


     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by the Fund from certain domestic and foreign corporations, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.


     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.


     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct "taxpayer identification number" (TIN), generally the shareholder's social security or employer identification number, if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. If backup withholding provisions are applicable, any distributions or proceeds, whether paid in cash or received in additional shares, will be reduced by the amounts required to be withheld. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.


     Tax-Deferred Plans. The shares of the Funds may be available for a variety
     ------------------
of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts. For information on the suitability of an investment in the Funds for tax-exempt investors and tax-deferred plans, see below.


     Corporate Shareholders. Subject to limitation and other rules, a corporate
     ----------------------
shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.


     Foreign Shareholders. With respect to taxable years beginning on or after
     --------------------
January 1, 2005 and before January 1, 2008, distributions designated by a Fund as "interest-related distributions" generally attributable to the Fund's net interest income earned on certain debt obligations paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than

60 days after the close of the Fund's taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.


     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, "short-term capital gain distributions" (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If more than half of a Fund's assets are invested directly or indirectly in U.S. real property holding companies or real estate investment trusts, distributions attributable to gain from the Fund's sale or exchange of U.S. real property interests will be taxed to a foreign shareholder as if that gain were effectively connected with the shareholder's conduct of a U.S. trade or business. Such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). If a foreign shareholder disposes its Fund shares prior to a distribution and the Fund has income attributable to a U.S. real property interest, under certain circumstances the foreign shareholder may be treated as having received a distribution attributable to gain from the Fund's sale or exchange of U.S. real property interests. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year generally attributable to its net short-term capital gain.


     Even if permitted to do so, a Fund provides no assurance that it will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.


     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund's taxable year immediately preceding the shareholder's date of death, the assets of the Fund that were "qualifying assets" (I.E., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.


     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.


     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.


                      PROXY VOTING POLICIES AND PROCEDURES


     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.


     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.


     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.


     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.


     The Procedures set forth Funds Management's general position on various proposals, such as:

  o  Routine Items - Funds Management will generally vote for the ratification
     -------------
     of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  o  Corporate Governance - Funds Management will generally vote for charter
     --------------------
     and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

  o  Anti-Takeover Matters - Funds Management generally will vote for proposals
     ---------------------
     that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  o  Mergers/Acquisitions and Corporate Restructurings - Funds Management's
     -------------------------------------------------
     Proxy Committee will examine these items on a case-by-case basis.

     o Shareholder Rights - Funds Management will generally vote against
       ------------------
       proposals that may restrict shareholder rights.


     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.


     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or
(4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.



     In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

     Information regarding how Wells Fargo Advantage Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds'Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.


       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS


     The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.


     Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     -------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     A.   Complete Holdings. The complete portfolio holdings for each Fund
          -----------------
     (except for funds that operate as fund of funds) shall be made publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

     B.   Top Ten Holdings. Top ten holdings information for each Fund (except
          ----------------
     for funds that operate as fund of funds) shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.

     C.   Fund of Funds Structure.
          -----------------------

     1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

     2. A change to the underlying funds held by a Fund in a fund of funds structure in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.


     Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.


     Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.


     List of Approved Recipients. The following list describes the limited
     ---------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A.   Sub-Advisers. Sub-advisers shall have full daily access to portfolio
          ------------
     holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B.   Money Market Portfolio Management Team. The money market portfolio
          --------------------------------------
     management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds/SM/ for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   Funds Management/Wells Fargo Funds Distributor, LLC.
          ---------------------------------------------------

     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

     2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

     3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D.   External Servicing Agents. Appropriate personnel employed by entities
          -------------------------
     that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilitze the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent hoewever, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E.   Rating Agencies. Standard & Poor's ("S&P") and Moody's Investors
          ---------------
     Services ("Moody's") receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.


     Additions to List of Approved Recipients. Any additions to the list of
     ----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.


     Funds Management Commentaries. Funds Management may disclose any views,
     -----------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.


     Board Approval. The Board shall review and reapprove these Procedures,
     --------------
including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.


                                 CAPITAL STOCK


     The Funds are three series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.


     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.


     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.


     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.


     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


     Set forth below as of February 5, 2007 is the name, address and share ownership of each person known by the Trust to have record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole.


                      5% OWNERSHIP AS OF FEBRUARY 5, 2007



                                                                    PERCENTAGE
FUND            NAME AND ADDRESS                                     OF CLASS
----------      ---------------------------------------------      ------------
SPECIALIZED FINANCIAL SERVICES
 Class A        NONE                                               N/A
 Class B        AMERICAN ENTERPRISE INVESTMENT SERVICES FBO                   %
                P.O. BOX 9446
                MINNEAPOLIS, MN 55440-9446
 Class C        WELLS FARGO INVESTMENTS LLC                                   %
                608 SECOND AVENUE SOUTH
                8TH FL
                MINNEAPOLIS MN 55402-1916
                CALMAN B BRODY & LESLIE G BRODY JTWROS                        %
                900 PALISADE AVE.
                APT 20C
                FORT LEE, NJ 07024-4140
                PERSHING LLC                                                  %
                P.O. BOX 2052
                JERSEY CITY, NJ 0703-2052
                ANDREW C. TICKNER , MARGARET I TICKNER TOD                    %
                SUBJECT TO BFDS TOD RULES
                286 MERLIN COURT
                BENICIA, CA 94510-1802

                                                              PERCENTAGE
FUND            NAME AND ADDRESS                               OF CLASS
----------      ---------------------------------------      ------------
SPECIALIZED HEALTH SCIENCES
 Class A        CHARLES SCHWAB & CO INC                                 %
                SPECIAL CUSTODY ACCOUNT
                EXCLUSIVELY FBO THE CUSTOMERS
                101 CALIFORNIA ST
                SAN FRANCISCO CA 94104-4122
                AMERICAN ENTERPRISE                                     %
                INVESTMENT SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
 Class B        AMERICAN ENTERPRISE                                     %
                INVESTMENT SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
 Class C        WELLS FARGO INVESTMENTS LLC                             %
                608 SECOND AVENUE SOUTH
                8TH FL
                MINNEAPOLIS MN 55402-1916
                AMERICAN ENTERPRISE                                     %
                INVESTMENT SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
SPECIALIZED TECHNOLOGY
 Class A        CHARLES SCHWAB & CO INC                                 %
                SPECIAL CUSTODY ACCOUNT
                EXCLUSIVELY FBO THE CUSTOMERS
                101 CALIFORNIA ST
                SAN FRANCISCO CA 94104-4122
                WELLS FARGO INVESTMENTS LLC                             %
                608 SECOND AVENUE SOUTH
                8TH FL
                MINNEAPOLIS MN 55402-1916
 Class B        NONE                                         N/A
 Class C        MFPF&S                                                  %
                FOR THE SOLE BENEFIT OF IT'S CUSTOMERS
                ATTN: SERVICE TEAM
                4800 DEER LAKE DR EAST
                3RD FLOOR
                JACKSONVILLE FL 32246-6484
 Class Z        NONE                                         N/A

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a holder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund). A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.


                               OTHER INFORMATION


     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.


                             FINANCIAL INFORMATION


     The audited financial statements for the Funds for the fiscal year ended October 31, 2006, are hereby incorporated by reference to the Funds' Annual Reports.

                            WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253


                                     PART C
                               OTHER INFORMATION


Item 23. Exhibits.
         --------



      EXHIBIT
       NUMBER            DESCRIPTION
-------------------      ---------------------------------------------------------------------------------------
 (a)                -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective
                        Amendment No. 83, filed April 11, 2005.


 (b)                -   Not Applicable.


 (c)                -   Not Applicable.


 (d)          (1)   -   Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.


              (2)   -   Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust,
                        Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 100, filed October 2, 2006.


              (3)   -   Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                        Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed
                        November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment
                        No. 93, filed June 26, 2006.


              (4)   -   Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                        Schedule A, filed herewith; Appendix A, incorporated by reference to Post-Effective
                        Amendment No. 93, filed June 26, 2006.


              (5)   -   Investment Sub-Advisory Agreement with Schroder Investment Management North
                        America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May
                        1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.


              (6)   -   Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002;
                        Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No.
                        87, filed November 1, 2005.


              (7)   -   Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                        Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No.
                        92, filed May 1, 2006.


              (8)   -   Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly
                        Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective
                        Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.


              (9)   -   Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 96, filed July 31, 2006.


             (10)   -   Investment Sub-Advisory Agreement with Sutter Advisors LLC, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 96, filed July 31, 2006.



                     Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003;
                     Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
        (11)     -   88, filed December 1, 2005.


        (12)     -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.


        (13)     -   Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incoporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.


        (14)     -   Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005;
                     Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
                     88, filed December 1, 2005.


        (15)     -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.


        (16)     -   Investment Sub-Advisory Agreement with New Star Institutional Managers Limited, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.


        (17)     -   Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.


(e)              -   Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.


(f)              -   Not Applicable.


(g)      (1)     -   Amended and Restated Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.


         (2)     -   Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to
                     Post-Effective Amendment No. 93, filed June 26, 2006.


         (3)     -   Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells
                     Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC
                     and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No.
                     100, filed October 2, 2006.


(h)      (1)     -   Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.


         (2)     -   Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter
                     Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April
                     11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Appendix A, incorporated by reference to Post-Effective
                     Amendment No. 92, filed May 1, 2006.


         (3)     -   Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006;
                     Schedule A, incorporated by reference to Post-Effective Amendment No. 93, filed June
                     26, 2006.


         (4)     -   Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No.
                     16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective
                     Amendment No. 93, filed June 26, 2006.


         (5)     -   Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment
                     No. 8, filed December 17, 1999.



                    Legal Opinion, incorporated by reference to Post-Effective Amendment No. 83, filed
(i)     (1)     -   April 11, 2005.


         (2)    -   Not Applicable.


(j)      (1)    -   Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.


         (2)    -   Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.


         (3)    -   Not Applicable.


         (4)    -   Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.


         (5)    -   Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.


         (6)    -   Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.


         (7)    -   Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.


         (8)    -   Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.


         (9)    -   Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective
                    Amendment No. 90, filed March 1, 2006.


        (10)    -   Power of Attorney, A. Erdem Cimen, incorporated by reference to Post-Effective
                    Amendment No. 92, filed May 1, 2006.


(k)             -   Not Applicable.


(l)             -   Not Applicable.


(m)             -   Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed
                    November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment
                    No. 93, filed June 26, 2006.


(n)             -   Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 83, filed
                    April 11, 2005; Appendix A and B, incorporated by reference to Post-Effective
                    Amendment No. 93, filed June 26, 2006.


(o)             -   Not Applicable.


(p)      (1)    -   Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post- Effective Amendment No. 93, filed June 26, 2006.


         (2)    -   Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds
                    Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 93, filed
                    June 26, 2006.


         (3)    -   RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26,
                    2006.


         (4)    -   Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 87, filed November 1, 2005.


         (5)    -   Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 93, filed June 26, 2006.


         (6)    -   Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.


         (7)    -   Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 93, filed June 26, 2006.



            Wells Capital Management Incorporated Code of Ethics, incorporated by reference to
(8)     -   Post-Effective Amendment No. 93, filed June 26, 2006.

 (9)    -   Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-
            Effective Amendment No. 87, filed November 1, 2005.


(10)    -   LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.


(11)    -   Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 87, filed November 1, 2005.


(12)    -   Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post-
            Effective Amendment No. 93, filed June 26, 2006.


(13)    -   New Star Institutional Managers Limited Code of Ethics, incorporated by reference to
            Post-Effective Amendment No. 93, filed June 26, 2006.


(14)    -   Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 87, filed November 1, 2005.



Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------


     Registrant believes that no person is controlled by or under common control with Registrant.


Item 25. Indemnification.
         ---------------


     Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------


     (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.


     To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.


     (b) Global Index Advisors, Inc. ("Global Index Advisors" or "GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and

Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.



     (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) ("RCM"), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (i) Cadence Capital Management ("Cadence") serves as sub-adviser for the Large Cap Appreciation Portfolio of Wells Fargo Master Trust ("Master Trust") in which several Funds of the Trust invest. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (j) Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.


     (k) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.


     (l) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.


     (m) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.


     (n) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.


     (o) New Star Institutional Managers Limited ("New Star") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of New Star in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.


     (p) Matrix Asset Advisors, Inc. ("Matrix") serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein.

To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.


Item 27. Principal Underwriters.
         ----------------------


     (a) Wells Fargo Funds Distributor, LLC ("Funds Distributor"), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.


     (b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.



(1)                                                (2)                            (3)
NAME AND PRINCIPAL BUSINESS             POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES WITH
ADDRESS                                        UNDERWRITER                        FUND
----------------------------------- --------------------------------- ---------------------------
Cara Peck                           Director, President & Secretary   None
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105


Kevin J. Scott                      Financial Operations Officer      None
Wells Fargo Funds Management, LLC    (FINOP)
100 Heritage Reserve
Menomonee Falls, WI 53051


Dorothy A. Peters                   Chief Compliance Officer          Chief Compliance Officer
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105


Steven R. Schneider                 Compliance Officer and            None
Wells Fargo Funds Management, LLC   Anti-Money Laudering Officer
100 Heritage Reserve
Menomonee Falls, WI 53051


Carol A. Jones Lorts                Director                          Assistant Secretary
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105


Mathew H. Lobas                     Director                          None
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

     (c) Not Applicable.


Item 28. Location of Accounts and Records.
         --------------------------------


     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.


     (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.


     (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.


     (d) Global Index Advisors maintains all Records relating to their services as sub-adviser at 2964 Peachtree Road, Suite 542, Atlanta, Georgia 30305.


     (e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.


     (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.


     (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.


     (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, MN 55479.


     (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 100 Crescent Court, Suite 1150, Dallas, TX 75201.


     (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.


     (l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.


     (m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666.


     (n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.


     (o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.


     (p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.


     (q) New Star Institutional Managers Limited maintains all Records relating to its services as investment sub-adviser at 1 Knightsbridge Green, London, SW1X 7NE, England.


     (r) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.


Item 29. Management Services.
         -------------------


     Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30. Undertakings. Not Applicable.
         ------------

                                  SIGNATURES
                                   ---------
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 15th day of December, 2006.


                                WELLS FARGO FUNDS TRUST


                                By:   /s/ Carol J. Lorts
                                      --------------------
                                      Carol J. Lorts
                                      Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 105 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                           TITLE                          DATE
----------------------------------- ------------------------------ ---------
                  *                 Trustee
---------------------------------
Thomas S. Goho


                  *                 Trustee
---------------------------------
Peter G. Gordon


                  *                 Trustee
---------------------------------
Richard M. Leach


                  *                 Trustee
---------------------------------
J. Tucker Morse


                  *                 Trustee
---------------------------------
Olivia S. Mitchell


                  *                 Trustee
---------------------------------
Timothy J. Penny


                  *                 Trustee
---------------------------------
Donald C. Willeke


                  *                 President
---------------------------------   (Principal Executive Officer)
Karla M. Rabusch


                  *                 Treasurer                      12/15/06
---------------------------------   (Principal Financial Officer)
A. Erdem Cimen


* By:   /s/ Carol J. Lorts
        --------------------
        Carol J. Lorts
        As Attorney-in-Fact
        December 15, 2006